Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Argentina (0.0%)
*	Ternium Argentina SA	390	1
Australia (5.0%)
	Commonwealth Bank of Australia	23,052,443	1,757,851
	CSL Ltd.	6,582,161	1,292,589
	BHP Group Ltd. (XASX)	41,719,070	1,276,355
	National Australia Bank Ltd.	42,886,257	904,489
	BHP Group Ltd.	27,076,249	829,368
	Westpac Banking Corp.	47,679,637	747,980
	ANZ Group Holdings Ltd.	41,016,777	723,716
	Macquarie Group Ltd.	4,963,482	612,441
	Wesfarmers Ltd.	15,454,764	585,070
	Woodside Energy Group Ltd. (XASX)	20,932,287	437,824
	Rio Tinto Ltd.	5,078,150	436,962
	Fortescue Ltd.	21,733,621	420,040
	Goodman Group	25,215,182	418,551
	Woolworths Group Ltd.	16,641,996	390,837
	Transurban Group	41,954,609	368,581
	Aristocrat Leisure Ltd.	8,924,953	257,312
*	James Hardie Industries plc	6,007,648	225,710
	Santos Ltd.	44,367,413	224,230
	QBE Insurance Group Ltd.	20,378,833	209,832
	Amcor plc	19,768,029	187,552
	Coles Group Ltd.	17,745,253	184,149
	Brambles Ltd.	18,958,711	180,767
	Cochlear Ltd.	875,508	173,744
	Suncorp Group Ltd.	17,274,003	158,999
	Telstra Group Ltd.	55,100,842	145,319
	Scentre Group	70,715,722	140,586
	Computershare Ltd.	8,153,020	135,040
	South32 Ltd.	62,338,313	134,976
	Northern Star Resources Ltd.	15,368,484	131,828
	Insurance Australia Group Ltd.	33,439,400	131,264
	Origin Energy Ltd.	23,471,339	130,998
	Sonic Healthcare Ltd.	6,100,041	127,187
*	Xero Ltd.	1,744,924	124,899
	ASX Ltd.	2,639,145	112,830
	CAR Group Ltd.	4,906,942	105,358
	WiseTech Global Ltd.	2,200,218	103,589
	Woodside Energy Group Ltd.	4,892,708	102,033
	Lottery Corp. Ltd.	30,333,214	99,565
	APA Group	17,498,288	96,785

		Shares	Market Value ($000)
	Stockland	32,652,240	96,426
	BlueScope Steel Ltd.	6,226,790	95,073
	Medibank Pvt Ltd.	37,572,928	94,069
	Mineral Resources Ltd.	2,330,620	89,889
[1]	Pilbara Minerals Ltd.	39,234,244	89,363
	REA Group Ltd.	683,979	81,576
	Ramsay Health Care Ltd.	2,395,318	79,856
	GPT Group	26,229,422	79,275
	SEEK Ltd.	4,788,916	78,947
	Washington H Soul Pattinson & Co. Ltd.	3,472,862	77,629
	Ampol Ltd.	3,253,920	76,963
	Treasury Wine Estates Ltd.	10,914,228	76,532
	Mirvac Group	53,864,015	75,701
	Dexus	14,689,813	74,340
	Vicinity Ltd.	51,587,654	68,478
	Endeavour Group Ltd.	18,590,355	68,036
	Orica Ltd.	6,166,335	65,036
*	NEXTDC Ltd.	6,987,976	63,263
	Aurizon Holdings Ltd.	24,108,593	59,428
	Atlas Arteria Ltd.	16,774,679	59,137
	JB Hi-Fi Ltd.	1,484,477	55,226
	Steadfast Group Ltd.	13,974,270	54,072
	ALS Ltd.	6,559,346	53,892
	Evolution Mining Ltd.	25,396,458	53,199
	Whitehaven Coal Ltd.	9,552,881	52,223
	Altium Ltd.	1,610,521	51,739
	Cleanaway Waste Management Ltd.	30,532,667	51,690
	Charter Hall Group	6,485,159	50,582
	Worley Ltd.	5,151,580	49,473
	Bendigo & Adelaide Bank Ltd.	7,722,619	49,339
	IDP Education Ltd.	3,828,101	49,022
	Qube Holdings Ltd.	22,882,158	48,649
*	Lynas Rare Earths Ltd.	12,710,267	48,328
	Incitec Pivot Ltd.	26,512,856	46,302
	Pro Medicus Ltd.	698,257	46,001
	AGL Energy Ltd.	8,119,805	45,860
	Seven Group Holdings Ltd.	1,940,534	45,418
	Lendlease Corp. Ltd.	9,447,589	45,353
	Reece Ltd.	2,918,042	42,984
*	Qantas Airways Ltd.	11,473,070	41,365
	IGO Ltd.	8,483,433	41,240
	Technology One Ltd.	3,804,545	38,872
	Bank of Queensland Ltd.	8,904,467	34,959
	nib holdings Ltd.	6,568,809	34,742
	Champion Iron Ltd.	6,294,497	34,532
[1]	Breville Group Ltd.	1,950,880	34,478
[2]	Viva Energy Group Ltd.	14,827,305	33,775
*	Paladin Energy Ltd.	39,981,267	33,498
	Orora Ltd.	18,330,094	33,316
	Metcash Ltd.	13,138,104	31,166
	Reliance Worldwide Corp. Ltd.	10,988,354	30,043
	CSR Ltd.	6,570,961	29,589
[1]	Flight Centre Travel Group Ltd.	2,141,454	29,586
*	Sandfire Resources Ltd.	6,147,742	28,892
	Ansell Ltd.	1,746,135	27,463
	Iluka Resources Ltd.	5,794,776	27,065
*	Alumina Ltd.	34,917,738	26,269
	Beach Energy Ltd.	24,038,661	25,797

		Shares	Market Value ($000)
	National Storage REIT	17,198,208	25,792
	Perpetual Ltd.	1,532,481	25,788
	Challenger Ltd.	6,059,603	25,706
	Nine Entertainment Co. Holdings Ltd.	19,881,308	25,508
	Downer EDI Ltd.	9,254,498	25,204
	AUB Group Ltd.	1,261,823	25,110
*	Webjet Ltd.	5,169,385	25,080
	New Hope Corp. Ltd.	7,109,803	24,868
	Eagers Automotive Ltd.	2,632,879	24,278
	Region RE Ltd.	15,883,916	23,386
[1]	Harvey Norman Holdings Ltd.	8,123,557	23,346
	AMP Ltd.	38,234,505	23,188
	Super Retail Group Ltd.	2,240,492	23,122
*	Neuren Pharmaceuticals Ltd.	1,480,133	22,677
	ARB Corp. Ltd.	1,036,268	22,653
	Charter Hall Long Wale REIT	9,040,469	22,013
	Domino's Pizza Enterprises Ltd.	853,334	21,949
	Perseus Mining Ltd.	18,561,059	21,856
	Deterra Royalties Ltd.	5,852,153	21,076
	Corporate Travel Management Ltd.	1,568,094	20,743
	Ventia Services Group Pty Ltd.	9,652,511	20,709
	Premier Investments Ltd.	1,132,629	20,622
	Sims Ltd.	2,154,931	20,184
	HomeCo Daily Needs REIT	23,981,109	19,741
	Nufarm Ltd.	5,253,928	18,938
	HUB24 Ltd.	774,880	18,726
	Nickel Industries Ltd.	35,422,771	18,154
	TPG Telecom Ltd.	5,067,196	17,440
	Yancoal Australia Ltd.	4,469,137	17,434
	Charter Hall Retail REIT	7,109,929	17,178
*	Telix Pharmaceuticals Ltd.	2,270,925	16,932
	Bapcor Ltd.	4,620,901	16,915
*	Boss Energy Ltd.	4,586,504	16,596
*	Megaport Ltd.	2,030,407	16,581
*	De Grey Mining Ltd.	20,303,352	16,157
	Tabcorp Holdings Ltd.	31,027,181	16,119
	GrainCorp Ltd. Class A	3,066,466	16,111
	Ramelius Resources Ltd.	15,308,672	15,901
*	Boral Ltd.	4,611,241	15,892
	Brickworks Ltd.	830,274	15,848
	Centuria Industrial REIT	7,431,892	15,744
	GUD Holdings Ltd.	1,927,653	15,301
[1]	Lifestyle Communities Ltd.	1,299,000	15,117
	Waypoint REIT Ltd.	9,355,348	15,061
[1]	BWP Trust	6,647,973	14,886
	Ingenia Communities Group	5,057,009	14,648
*,1	Liontown Resources Ltd.	21,791,887	14,511
	Gold Road Resources Ltd.	14,681,939	14,506
*,1	Genesis Minerals Ltd.	13,661,791	14,483
	Inghams Group Ltd.	5,023,761	14,058
	Helia Group Ltd.	4,358,881	14,016
*	PEXA Group Ltd.	1,831,398	13,686
[1]	HMC Capital Ltd.	3,345,102	13,267
	IRESS Ltd.	2,484,339	13,190
*	Regis Resources Ltd.	9,489,601	12,943
*	Star Entertainment Group Ltd.	35,370,833	12,835
*	Bellevue Gold Ltd.	14,800,123	12,802
	Data#3 Ltd.	1,993,890	12,680

		Shares	Market Value ($000)
	EVT Ltd.	1,550,513	12,649
	Costa Group Holdings Ltd.	6,019,010	12,523
	Kelsian Group Ltd.	2,691,486	12,518
*	Capricorn Metals Ltd.	4,170,648	12,434
	Netwealth Group Ltd.	1,141,109	12,394
[1]	Insignia Financial Ltd.	8,751,507	12,152
[1]	Elders Ltd.	2,073,672	12,114
*	Adbri Ltd.	6,074,963	12,084
	Sigma Healthcare Ltd.	17,743,925	11,986
*,1,2	Life360 Inc.	2,393,713	11,932
	Collins Foods Ltd.	1,465,144	11,487
*	Karoon Energy Ltd.	8,810,773	11,085
	Johns Lyng Group Ltd.	2,505,597	11,059
	Lovisa Holdings Ltd.	739,184	10,997
	Monadelphous Group Ltd.	1,214,936	10,888
	IPH Ltd.	2,423,598	10,785
[2]	Coronado Global Resources Inc.	10,134,510	10,780
	Magellan Financial Group Ltd.	1,835,405	10,758
	GQG Partners Inc.	8,692,742	10,651
*,1	Strike Energy Ltd.	37,950,266	10,634
	Centuria Capital Group	9,491,201	10,588
	NRW Holdings Ltd.	5,921,573	10,464
*	Audinate Group Ltd.	966,619	10,406
*,1	PolyNovo Ltd.	8,244,801	10,132
	Arena REIT	4,439,293	10,066
*	SiteMinder Ltd.	2,854,722	9,760
	Bega Cheese Ltd.	3,939,532	9,601
	Link Administration Holdings Ltd.	6,667,864	9,447
	Credit Corp. Group Ltd.	821,713	9,135
*	Silver Lake Resources Ltd.	11,602,741	9,131
	McMillan Shakespeare Ltd.	807,424	9,092
*	Red 5 Ltd.	44,262,076	9,079
*,1	Temple & Webster Group Ltd.	1,509,703	8,943
*	West African Resources Ltd.	13,864,206	8,788
*	Silex Systems Ltd.	2,627,778	8,758
	Pinnacle Investment Management Group Ltd.	1,326,042	8,747
	Codan Ltd.	1,636,148	8,648
	Stanmore Resources Ltd.	3,300,897	8,471
*	Healius Ltd.	9,150,101	8,232
	Charter Hall Social Infrastructure REIT	4,441,968	8,014
*	Resolute Mining Ltd.	28,088,428	7,891
*	Macquarie Technology Group Ltd.	167,735	7,820
	Hansen Technologies Ltd.	2,293,873	7,706
*	Westgold Resources Ltd.	5,287,148	7,627
	Imdex Ltd.	6,775,965	7,476
	SmartGroup Corp. Ltd.	1,169,077	7,369
	Jumbo Interactive Ltd.	718,172	7,364
	G8 Education Ltd.	10,594,415	7,335
*	FleetPartners Group Ltd.	3,636,547	7,262
	Domain Holdings Australia Ltd.	3,341,084	7,250
	Rural Funds Group	5,260,609	7,114
*	Perenti Ltd.	12,715,386	6,762
	oOh!media Ltd.	6,090,147	6,357
	Hotel Property Investments Ltd.	3,242,572	6,342
	Vulcan Steel Ltd.	1,282,759	6,204
*,1	Aussie Broadband Ltd.	2,464,517	6,170
*	Nanosonics Ltd.	3,169,618	6,082
*,1	Imugene Ltd.	93,386,792	6,047

		Shares	Market Value ($000)
	PWR Holdings Ltd.	879,240	6,001
	Accent Group Ltd.	4,497,832	5,909
	Growthpoint Properties Australia Ltd.	3,767,093	5,896
*	Cettire Ltd.	2,808,644	5,712
*,1	Tietto Minerals Ltd.	14,045,676	5,672
	Abacus Storage King	7,547,014	5,602
	Platinum Asset Management Ltd.	7,251,336	5,554
	Austal Ltd.	4,141,816	5,495
*	Judo Capital Holdings Ltd.	7,129,577	5,461
*,1	Zip Co. Ltd.	11,315,129	5,431
*,1	Weebit Nano Ltd.	2,398,720	5,395
[1]	HealthCo REIT	6,055,631	5,395
	Nick Scali Ltd.	651,270	5,266
*	Alpha HPA Ltd.	9,261,289	5,205
	Cromwell Property Group	19,293,760	5,204
[1]	Clinuvel Pharmaceuticals Ltd.	505,114	5,167
	Australian Ethical Investment Ltd.	1,464,112	5,153
	GWA Group Ltd.	3,423,960	5,095
	Dexus Industria REIT	2,758,990	5,041
[1]	Dicker Data Ltd.	682,727	5,023
	Abacus Group	6,969,931	4,960
	Centuria Office REIT	5,690,875	4,927
[1]	Myer Holdings Ltd.	10,739,041	4,752
	MyState Ltd.	2,118,470	4,598
	Infomedia Ltd.	4,901,189	4,555
*	Australian Agricultural Co. Ltd.	4,745,465	4,532
	Service Stream Ltd.	7,367,115	4,489
*,3	AVZ Minerals Ltd.	33,065,566	4,230
*,3	Leo Lithium Ltd.	12,697,269	4,207
	GDI Property Group Partnership	9,534,852	4,137
*,1	Select Harvests Ltd.	1,623,786	3,948
	Oceania Healthcare Ltd.	8,769,017	3,748
*	Mayne Pharma Group Ltd.	1,079,628	3,700
	Regis Healthcare Ltd.	1,637,087	3,523
*	Latin Resources Ltd.	31,185,685	3,432
*	Mount Gibson Iron Ltd.	9,900,164	3,419
[1]	Australian Clinical Labs Ltd.	1,724,780	3,383
*,1	Kogan.com Ltd.	891,112	3,338
*,1	Core Lithium Ltd.	26,541,907	3,334
*	Chalice Mining Ltd.	4,635,981	3,333
*	Tyro Payments Ltd.	4,395,020	3,118
*	OFX Group Ltd.	3,069,246	3,058
*	Carnarvon Energy Ltd.	22,877,029	3,003
*	Cooper Energy Ltd.	34,837,737	2,952
*	Omni Bridgeway Ltd.	3,327,495	2,901
*,1	Sayona Mining Ltd.	112,608,320	2,894
	Integral Diagnostics Ltd.	2,231,308	2,886
	Navigator Global Investments Ltd.	3,060,256	2,765
*,1	Opthea Ltd.	8,745,051	2,726
[1]	Emeco Holdings Ltd.	6,613,688	2,720
*	Fineos Corp. Ltd.	2,003,368	2,685
*	Nuix Ltd.	2,635,736	2,669
*,1	Bravura Solutions Ltd.	4,966,832	2,666
[1]	Australian Finance Group Ltd.	2,423,852	2,564
*,1	EML Payments Ltd.	4,162,445	2,411
*,1	Syrah Resources Ltd.	8,858,343	2,385
*,1	Vulcan Energy Resources Ltd.	1,703,867	2,360
*	Superloop Ltd.	5,046,611	2,325

		Shares	Market Value ($000)
	Cedar Woods Properties Ltd.	716,052	2,271
*	Calix Ltd.	2,041,830	2,243
[1]	SG Fleet Group Ltd.	1,395,948	2,195
*	Alkane Resources Ltd.	5,846,959	2,178
*,1	ioneer Ltd.	27,444,687	2,135
*	Mesoblast Ltd.	12,391,998	2,133
*	Seven West Media Ltd.	11,915,399	2,023
	Southern Cross Media Group Ltd.	2,944,398	1,983
[1]	Humm Group Ltd.	4,487,001	1,966
[1]	APM Human Services International Ltd.	3,965,570	1,914
*,1	Arafura Rare Earths Ltd.	22,523,219	1,894
[1]	Baby Bunting Group Ltd.	1,692,634	1,751
[1]	PointsBet Holdings Ltd.	2,816,206	1,725
[1]	Solvar Ltd.	2,248,313	1,700
*	Coast Entertainment Holdings Ltd.	5,437,328	1,649
*,1	Aurelia Metals Ltd.	21,760,668	1,631
	Jupiter Mines Ltd.	13,500,043	1,628
*,1	Praemium Ltd.	6,446,620	1,597
*,1	BrainChip Holdings Ltd.	11,391,394	1,183
*	St. Barbara Ltd.	10,652,084	1,181
*,1	Novonix Ltd.	3,126,738	1,138
*,1	Argosy Minerals Ltd.	17,279,055	1,118
*,1	Lake Resources NL	18,637,414	1,104
*,1	29Metals Ltd.	4,953,224	1,090
*,1	Australian Strategic Materials Ltd.	1,593,953	1,083
*,1	Pact Group Holdings Ltd.	1,187,469	687
*,1	Paradigm Biopharmaceuticals Ltd.	3,318,114	684
*,3	Firefinch Ltd.	14,620,770	576
*,1	Andromeda Metals Ltd.	34,840,761	568
*,1	Jervois Global Ltd.	31,871,634	560
*,1	Neometals Ltd.	5,677,798	532
*,1	Bubs Australia Ltd.	6,942,569	518
*	MMA Offshore Ltd.	361,902	491
*,1	Appen Ltd.	1,151,007	242
*	Wildcat Resources Ltd.	475,849	125
	Sims Ltd. ADR	57	1
			19,840,874
Austria (0.2%)
	Erste Group Bank AG	4,186,331	180,341
	OMV AG	1,943,894	86,526
	Verbund AG	902,680	73,404
	ANDRITZ AG	945,011	58,177
[2]	BAWAG Group AG	1,085,584	55,893
	Wienerberger AG	1,454,430	49,288
	voestalpine AG	1,519,934	45,221
	Raiffeisen Bank International AG	1,771,731	36,939
[1]	CA Immobilien Anlagen AG	548,419	18,004
[1]	Mayr Melnhof Karton AG	116,070	15,386
	Telekom Austria AG Class A	1,760,045	15,320
	Oesterreichische Post AG	434,879	14,718
	EVN AG	519,130	14,348
	Vienna Insurance Group AG Wiener Versicherung Gruppe	483,528	13,666
	UNIQA Insurance Group AG	1,529,752	12,835
[1]	DO & CO AG	90,478	12,619
*	IMMOFINANZ AG	446,824	10,605
*,1	Lenzing AG	260,419	8,676
[1]	AT&S Austria Technologie & Systemtechnik AG	342,299	8,269
	Strabag SE	174,470	8,169

		Shares	Market Value ($000)
	Schoeller-Bleckmann Oilfield Equipment AG	157,716	7,491
	Palfinger AG	206,375	5,341
	Porr AG	209,845	2,944
	Agrana Beteiligungs AG	164,285	2,496
	Flughafen Wien AG	37,153	2,014
*	Eurotelesites AG	400,317	1,682
*	S IMMO AG	70,988	1,143
			761,515
Belgium (0.6%)
	Anheuser-Busch InBev SA/NV	11,822,999	731,342
*	Argenx SE	807,882	305,082
	KBC Group NV	3,355,625	218,893
	UCB SA	1,652,605	155,453
	Ageas SA/NV	2,256,134	96,951
	Groupe Bruxelles Lambert NV	1,260,379	95,549
*	Syensqo SA	950,659	84,748
	Warehouses De Pauw CVA	2,290,145	67,003
	Umicore SA	2,785,447	63,359
	Elia Group SA/NV	513,519	61,830
	D'ieteren Group	303,619	61,335
	Sofina SA	234,437	56,069
	Ackermans & van Haaren NV	307,657	51,442
	Lotus Bakeries NV	5,440	46,353
	Aedifica SA	643,194	41,913
	Cofinimmo SA	460,343	33,456
	Etablissements Franz Colruyt NV	664,781	30,373
[1]	Solvay SA	953,597	26,079
	Euronav NV	1,460,566	25,713
	Melexis NV	279,266	23,928
	Bekaert SA	465,781	22,718
	KBC Ancora	467,311	21,523
	Montea NV	215,458	18,494
	Proximus SADP	1,897,900	18,010
	Barco NV	966,598	16,057
	VGP NV	134,195	15,740
	Shurgard Self Storage Ltd.	338,689	15,709
	Fagron	764,362	13,763
	Gimv NV	270,991	12,638
	Xior Student Housing NV	401,013	12,011
	Deme Group NV	90,446	11,351
	Retail Estates NV	154,599	10,128
	Tessenderlo Group SA	338,284	9,685
	Kinepolis Group NV	187,112	8,284
*	Ontex Group NV	947,138	7,484
	bpost SA	1,308,451	5,345
	Van de Velde NV	83,196	2,966
*	AGFA-Gevaert NV	1,643,671	2,234
	Wereldhave Belgium Comm VA	25,229	1,291
			2,502,302
Brazil (1.2%)
	Vale SA	51,823,067	708,770
	Petroleo Brasileiro SA	50,631,763	430,856
	B3 SA - Brasil Bolsa Balcao	78,299,931	206,876
	Ambev SA	58,988,678	155,735
	Centrais Eletricas Brasileiras SA	17,526,011	144,364
	Banco do Brasil SA	11,643,698	132,667
	WEG SA	20,233,234	132,073

		Shares	Market Value ($000)
	Banco BTG Pactual SA	17,882,940	130,014
	Localiza Rent a Car SA	11,495,709	125,575
	Suzano SA	9,576,304	99,776
	JBS SA	18,430,953	87,162
	Equatorial Energia SA	11,950,652	85,462
	PRIO SA	9,125,780	80,917
	Rumo SA	16,956,833	78,925
	Raia Drogasil SA	15,146,829	77,348
*	Vibra Energia SA	15,172,392	72,732
	Ultrapar Participacoes SA	11,263,535	64,043
	BB Seguridade Participacoes SA	9,159,160	63,318
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,944,361	62,783
	Cosan SA	16,266,661	59,985
[2]	Rede D'Or Sao Luiz SA	10,509,805	57,594
	Banco Bradesco SA	20,777,342	57,370
	Telefonica Brasil SA	5,277,526	54,710
*,2	Hapvida Participacoes e Investimentos SA	64,919,953	50,842
	Sendas Distribuidora SA	16,186,131	44,628
	Klabin SA	10,330,223	44,391
*	Eneva SA	16,452,552	42,373
*	Natura & Co. Holding SA	13,093,450	42,285
	Lojas Renner SA	13,000,284	42,115
	CCR SA	15,114,027	40,024
	TOTVS SA	6,078,855	38,674
*	Embraer SA	8,012,639	36,842
	Energisa SA	3,563,998	36,407
*	BRF SA	12,726,186	35,833
*	Hypera SA	5,455,028	34,936
	TIM SA	9,822,912	34,379
	Allos SA	6,410,946	31,767
	Banco Santander Brasil SA	5,044,407	29,171
	Itau Unibanco Holding SA	5,109,554	28,763
	Cia Siderurgica Nacional SA	6,776,133	24,249
	Transmissora Alianca de Energia Eletrica SA	2,996,575	22,312
[2]	GPS Participacoes e Empreendimentos SA	5,762,900	22,240
*	Multiplan Empreendimentos Imobiliarios SA	3,756,538	21,124
	Kinea Indice de Precos FII	1,067,043	20,803
	Engie Brasil Energia SA	2,405,433	19,702
	Santos Brasil Participacoes SA	9,680,447	19,695
	CPFL Energia SA	2,557,400	18,717
*	Cia De Sanena Do Parana	3,297,495	18,689
	CSHG Logistica FI Imobiliario	556,425	18,560
*	Fleury SA	5,512,443	18,103
*	3R Petroleum Oleo E Gas SA	3,224,778	17,821
*	Magazine Luiza SA	41,696,936	17,674
	Caixa Seguridade Participacoes SA	6,189,300	17,652
	XP Log FII	767,745	16,948
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,641,954	16,437
	Cielo SA	15,569,057	15,618
	Companhia Paranaense de Energia	8,538,238	15,459
	YDUQS Participacoes SA	3,920,420	15,256
	Atacadao SA	7,169,865	15,065
*	Cogna Educacao SA	25,472,485	15,013
	Tres Tentos Agroindustrial SA	6,688,600	14,877
*	Porto Seguro SA	2,511,658	13,526
	M Dias Branco SA	1,700,692	13,147
	Auren Energia SA	4,930,384	13,116
	Neoenergia SA	3,139,600	12,927

		Shares	Market Value ($000)
	Sao Martinho SA	2,227,017	12,672
	Petroreconcavo SA	2,701,650	12,569
	SLC Agricola SA	2,946,554	11,359
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	11,127
	XP MALLS FDO INV IMOB FII	469,642	11,088
	Kinea Rendimentos Imobiliarios FII	527,814	11,056
	Arezzo Industria e Comercio SA	868,527	10,972
	Cia de Saneamento de Minas Gerais Copasa MG	2,532,103	10,922
	Petroleo Brasileiro SA ADR	649,376	10,650
	CSN Mineracao SA	7,318,000	10,044
	Kinea Renda Imobiliaria FII	299,129	9,902
*	Marfrig Global Foods SA	5,108,542	9,703
	Grupo De Moda Soma SA	5,970,957	9,545
*	AES Brasil Energia SA	4,022,810	9,248
*	IRB-Brasil Resseguros SA	1,119,784	9,213
*	Embraer SA ADR	500,190	9,209
	Vinci Shopping Centers FII	372,834	9,121
	Cia Energetica de Minas Gerais ADR	3,998,236	9,116
	Odontoprev SA	3,733,708	9,104
	Alupar Investimento SA	1,523,241	9,079
	Vivara Participacoes SA	1,291,900	8,814
*	Serena Energia SA	4,472,850	8,712
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,178,863	8,540
*	MRV Engenharia e Participacoes SA	5,170,240	8,223
	Itau Unibanco Holding SA ADR	1,201,809	7,932
	Wilson Sons SA	2,268,300	7,715
*	Oncoclinicas do Brasil Servicos Medicos SA	3,288,706	7,693
	Smartfit Escola de Ginastica e Danca SA	1,565,400	7,662
	Telefonica Brasil SA ADR	730,909	7,543
	Capitania Securities II FII	4,375,450	7,524
*	Grupo Mateus SA	5,382,280	7,474
	Maxi Renda FII	3,401,903	7,382
*	Dexco SA	4,722,048	7,377
	Direcional Engenharia SA	1,654,447	7,276
	FII Iridium	460,658	7,225
	Hedge Brasil Shopping FII	150,000	6,918
	Mills Locacao Servicos e Logistica SA	2,583,967	6,832
[1]	Companhia Paranaense de Energia ADR	823,987	6,699
	Grendene SA	4,707,976	6,433
	SIMPAR SA	4,052,000	6,387
	CSHG Renda Urbana FII	223,000	6,285
*	Diagnosticos da America SA	3,747,733	6,089
	Fii UBS Br Receb Imob	330,000	5,689
	Cia Siderurgica Nacional SA ADR	1,588,434	5,607
[1]	Sendas Distribuidora SA ADR	401,699	5,580
*	Log-in Logistica Intermodal SA	726,974	5,466
	EcoRodovias Infraestrutura e Logistica SA	2,938,671	5,380
	Tupy SA	987,560	5,278
	Vulcabras Azaleia SA	1,302,600	4,948
	Minerva SA	3,478,943	4,810
	Iochpe Maxion SA	1,829,971	4,588
[1]	Centrais Eletricas Brasileiras SA ADR	532,827	4,401
*	CM Hospitalar SA	2,147,517	4,378
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	4,357
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	4,279
[1]	TIM SA ADR	243,230	4,276
	JHSF Participacoes SA	4,411,900	4,221
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	995,560	4,210

		Shares	Market Value ($000)
*	Hidrovias do Brasil SA	5,518,500	4,155
	Enauta Participacoes SA	1,032,969	3,945
	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,929
*	Anima Holding SA	4,278,055	3,791
	Mahle Metal Leve SA	530,464	3,645
	Movida Participacoes SA	1,815,992	3,398
	Grupo SBF SA	1,241,641	3,311
	Fras-Le SA	988,299	3,116
*	Zamp SA	3,015,885	3,031
[2]	LWSA SA	2,745,205	3,025
*	CVC Brasil Operadora e Agencia de Viagens SA	5,041,581	2,961
	Pet Center Comercio e Participacoes SA	4,340,622	2,874
	Gerdau SA ADR	667,090	2,822
	Camil Alimentos SA	1,445,226	2,590
	Iguatemi SA	521,138	2,512
	Armac Locacao Logistica E Servicos SA	861,600	2,483
	LOG Commercial Properties e Participacoes SA	590,356	2,444
	Cia Energetica de Minas Gerais	735,807	2,228
*	Lojas Quero-Quero SA	2,073,000	2,138
	FII Hectare Ce	268,209	1,981
*	Grupo Casas Bahia SA	1,180,059	1,879
	Ambipar Participacoes e Empreendimentos SA	668,729	1,855
*	Empreendimentos Pague Menos SA	2,671,283	1,704
	FII BTLG	81,791	1,691
	Hospital Mater Dei SA	1,241,100	1,658
*,1	Braskem SA Class A ADR	213,266	1,544
	Cia Brasileira de Aluminio	1,888,376	1,532
	Blau Farmaceutica SA	608,300	1,498
*,1	Companhia Paranaense de Energia ADR (XNYS)	205,996	1,498
	Usinas Siderurgicas de Minas Gerais SA Usiminas	849,892	1,492
*	Cia Brasileira de Distribuicao	1,785,385	1,409
	Qualicorp Consultoria e Corretora de Seguros SA	2,423,045	1,066
	Ambev SA ADR	383,229	1,004
*	Guararapes Confeccoes SA	776,999	827
[1]	Gol Linhas Aereas Inteligentes SA ADR	412,194	470
*,1	Cia Brasileira de Distribuicao ADR	455,545	333
			4,764,956
Canada (7.1%)
	Royal Bank of Canada	19,146,940	1,868,623
[1]	Toronto-Dominion Bank	24,829,536	1,508,296
*	Shopify Inc. Class A (XTSE)	15,428,759	1,235,150
[1]	Enbridge Inc.	28,846,049	1,024,293
	Canadian Pacific Kansas City Ltd.	12,679,191	1,020,314
	Canadian National Railway Co.	7,943,817	985,436
	Canadian Natural Resources Ltd.	14,594,782	934,014
[1]	Bank of Montreal	9,828,972	925,837
	Brookfield Corp. Class A	20,506,933	813,902
[1]	Bank of Nova Scotia	16,436,181	768,599
	Constellation Software Inc.	270,345	747,193
	Alimentation Couche-Tard Inc.	10,091,278	591,313
	Suncor Energy Inc.	17,794,434	589,243
	Canadian Imperial Bank of Commerce	12,317,464	556,666
	Manulife Financial Corp.	25,076,791	554,340
	TC Energy Corp.	14,046,123	554,135
	Waste Connections Inc.	3,500,376	543,392
	Sun Life Financial Inc.	7,969,608	413,107
	Intact Financial Corp.	2,426,563	379,475
	National Bank of Canada	4,574,017	349,843

		Shares	Market Value ($000)
	Nutrien Ltd.	6,764,486	337,306
	Restaurant Brands International Inc.	4,193,096	327,320
*	CGI Inc.	2,833,910	317,359
	Thomson Reuters Corp.	2,128,594	316,032
	Agnico Eagle Mines Ltd.	6,248,866	307,133
	Fairfax Financial Holdings Ltd.	294,593	307,087
	Cenovus Energy Inc.	17,866,656	289,439
	Wheaton Precious Metals Corp.	6,153,813	288,409
	Franco-Nevada Corp.	2,598,661	281,157
	Cameco Corp.	5,741,183	274,110
	Dollarama Inc.	3,685,840	270,506
	Fortis Inc.	6,577,584	263,896
	Pembina Pipeline Corp.	7,487,553	257,911
	Teck Resources Ltd. Class B	6,185,075	247,550
	WSP Global Inc.	1,598,532	234,837
	Barrick Gold Corp. (XTSE)	13,945,496	217,825
	Power Corp. of Canada	7,298,641	212,751
	Magna International Inc.	3,634,923	206,586
	Loblaw Cos. Ltd.	2,060,576	205,912
	Tourmaline Oil Corp.	3,900,039	168,626
	Metro Inc. Class A	3,176,259	166,769
	BCE Inc.	4,111,889	165,919
	Open Text Corp.	3,638,129	158,655
	RB Global Inc.	2,461,031	157,534
	Brookfield Asset Management Ltd. Class A	3,687,319	148,266
	TFI International Inc.	1,122,074	147,465
	Barrick Gold Corp. (XLON)	9,008,462	142,102
	Imperial Oil Ltd.	2,341,607	135,068
[1]	Emera Inc.	3,709,426	131,083
	ARC Resources Ltd.	8,380,919	130,160
[2]	Hydro One Ltd.	4,270,350	126,734
	Great-West Lifeco Inc.	3,667,303	122,421
	Stantec Inc.	1,514,251	121,674
	TELUS Corp.	6,553,011	117,369
	George Weston Ltd.	917,916	116,954
*	Descartes Systems Group Inc.	1,157,321	101,335
	iA Financial Corp. Inc.	1,423,494	96,774
	Toromont Industries Ltd.	1,102,296	96,550
	TMX Group Ltd.	3,756,311	92,898
	Kinross Gold Corp.	16,710,427	92,100
	Element Fleet Management Corp.	5,382,496	90,799
	FirstService Corp.	521,547	87,291
	West Fraser Timber Co. Ltd.	1,055,096	83,901
*,1	Ivanhoe Mines Ltd. Class A	7,694,018	80,749
*	CAE Inc.	4,023,243	80,558
[1]	SNC-Lavalin Group Inc.	2,399,877	79,594
[1]	Canadian Apartment Properties REIT	2,279,829	79,140
	AltaGas Ltd.	3,794,033	78,875
[1]	Gildan Activewear Inc.	2,385,662	78,786
[1]	Canadian Tire Corp. Ltd. Class A	719,843	76,511
	Lundin Mining Corp.	9,300,966	75,960
[1]	GFL Environmental Inc. (XTSE)	2,218,029	75,361
	Keyera Corp.	3,109,419	75,212
*	MEG Energy Corp.	3,895,271	73,649
	First Quantum Minerals Ltd.	7,582,564	68,807
	Saputo Inc.	3,328,426	68,626
	Onex Corp.	927,028	68,449
	Pan American Silver Corp.	4,907,590	66,435

		Shares	Market Value ($000)
	Alamos Gold Inc. Class A	5,361,780	64,926
	Parkland Corp.	1,870,141	63,819
[1]	Northland Power Inc.	3,436,874	63,244
	Boyd Group Services Inc.	289,861	62,304
	Finning International Inc.	2,053,847	59,441
	RioCan REIT	4,137,534	56,287
[1]	Algonquin Power & Utilities Corp.	9,280,206	55,014
*	Celestica Inc.	1,592,775	54,745
	Brookfield Infrastructure Corp. Class A (XTSE)	1,556,118	54,550
	Brookfield Renewable Corp. Class A	1,842,864	51,484
	Colliers International Group Inc.	426,349	50,048
	B2Gold Corp.	17,587,411	49,056
[1]	Crescent Point Energy Corp.	7,415,452	48,372
	PrairieSky Royalty Ltd.	2,889,242	47,665
	Stella-Jones Inc.	793,624	46,952
*	Kinaxis Inc.	380,556	46,342
*	ATS Corp.	1,076,215	46,036
	Granite REIT	815,784	43,949
[1]	Capital Power Corp.	1,579,764	43,429
*	Bombardier Inc. Class B	1,163,840	43,015
	Enerplus Corp.	2,941,776	42,711
[1]	Methanex Corp.	914,528	40,555
[1]	Choice Properties REIT	3,586,678	37,455
	Tricon Residential Inc.	3,331,273	36,671
[1]	Premium Brands Holdings Corp. Class A	507,868	34,749
	Osisko Gold Royalties Ltd. (XTSE)	2,382,993	34,723
[1]	First Capital REIT	2,900,005	34,102
*	Bausch Health Cos. Inc.	4,338,768	34,014
[1]	Dream Industrial REIT	3,405,837	33,996
[1]	SmartCentres REIT	1,801,792	33,049
*	Air Canada	2,414,595	32,723
*	Lightspeed Commerce Inc. (XTSE)	1,744,857	32,199
	Primo Water Corp.	2,117,139	30,896
[1]	Gibson Energy Inc.	1,930,179	30,809
*	Eldorado Gold Corp.	2,500,379	30,556
[1]	BRP Inc.	480,963	30,351
	IGM Financial Inc.	1,110,601	30,044
[1]	TransAlta Corp.	4,080,765	29,563
[1]	Baytex Energy Corp.	9,296,271	29,525
*	Aritzia Inc.	1,213,049	29,513
*	Capstone Copper Corp.	5,964,369	29,368
	Definity Financial Corp.	997,039	29,011
[1]	Canadian Western Bank	1,316,053	28,985
	Chartwell Retirement Residences	3,241,877	28,912
	Russel Metals Inc.	871,288	28,573
	Atco Ltd.	1,015,365	28,397
*	Shopify Inc. Class A	348,398	27,896
	Linamar Corp.	578,628	27,445
	Boralex Inc. Class A	1,107,238	26,708
[1]	Boardwalk REIT	513,020	26,635
	H&R REIT	3,635,131	26,632
	SSR Mining Inc.	2,824,566	26,618
[1]	Whitecap Resources Inc.	4,012,544	25,965
	CI Financial Corp.	2,079,489	25,366
[1]	Allied Properties REIT	1,729,376	25,109
[1]	Parex Resources Inc.	1,435,314	23,764
	Vermilion Energy Inc.	2,196,601	23,609
[1,2]	Nuvei Corp.	857,610	20,840

		Shares	Market Value ($000)
[1]	Paramount Resources Ltd. Class A	1,029,098	20,284
*,1	BlackBerry Ltd.	7,172,008	20,111
	Maple Leaf Foods Inc.	1,023,546	19,520
	North West Co. Inc.	660,614	19,109
	OceanaGold Corp.	9,531,522	19,071
	Stelco Holdings Inc.	585,639	18,800
[1]	Topaz Energy Corp.	1,287,727	18,620
[1]	First Majestic Silver Corp.	3,849,588	17,838
	Hudbay Minerals Inc.	3,099,778	17,223
	Lundin Gold Inc.	1,452,335	17,133
	Quebecor Inc. Class B	694,537	16,887
	Enghouse Systems Ltd.	598,094	16,638
[1]	Superior Plus Corp.	2,412,551	16,545
	Centerra Gold Inc.	3,027,076	15,963
	GFL Environmental Inc.	462,534	15,712
*,1	Equinox Gold Corp.	3,535,824	15,622
	Barrick Gold Corp.	998,659	15,579
*	IAMGOLD Corp.	6,514,520	15,506
	Innergex Renewable Energy Inc.	2,140,307	14,614
[1]	Primaris REIT	1,346,038	13,906
	Cascades Inc.	1,251,335	13,691
	Winpak Ltd.	426,641	13,385
	Mullen Group Ltd.	1,184,181	13,185
*	Torex Gold Resources Inc.	1,159,139	11,907
*	NexGen Energy Ltd.	1,544,085	11,829
[1]	Laurentian Bank of Canada	588,331	11,610
	Westshore Terminals Investment Corp.	528,552	11,165
*,1	Ballard Power Systems Inc.	3,390,755	11,097
[1]	NorthWest Healthcare Properties REIT	2,926,967	10,668
[1]	Cargojet Inc.	116,649	10,432
[1]	Transcontinental Inc. Class A	1,006,009	10,124
*	Canfor Corp.	819,275	9,921
	First National Financial Corp.	268,556	8,102
*	Novagold Resources Inc.	3,174,645	8,099
	Cameco Corp. (XTSE)	157,192	7,506
	Cogeco Communications Inc.	138,186	6,378
*,1	Lithium Americas Corp.	1,329,608	5,795
*,1	Canada Goose Holdings Inc.	482,944	5,791
*,1	Lithium Americas Corp. (XTSE)	1,292,809	5,731
*,1	Cronos Group Inc.	2,577,810	5,215
*	Lightspeed Commerce Inc.	129,391	2,386
	Brookfield Infrastructure Corp. Class A	66,621	2,332
*	International Petroleum Corp.	169,108	1,866
	Osisko Gold Royalties Ltd.	122,359	1,782
[1]	Dye & Durham Ltd.	153,001	1,487
			28,396,336
Chile (0.1%)
	Banco de Chile	596,059,207	66,716
	Empresas Copec SA	6,670,436	42,391
	Cencosud SA	18,095,560	31,466
*	Latam Airlines Group SA	2,312,148,652	28,558
	Empresas CMPC SA	16,458,091	26,809
	Enel Americas SA	258,835,210	26,230
*	Falabella SA	10,906,192	25,886
	Banco Santander Chile	558,015,931	25,783
	Banco de Credito e Inversiones SA	938,375	24,851
	Enel Chile SA	329,156,703	19,752
	Cia Sud Americana de Vapores SA	235,196,380	16,927

		Shares	Market Value ($000)
	Parque Arauco SA	9,067,783	14,508
	Colbun SA	99,420,127	14,096
	Banco Santander Chile ADR	750,830	13,725
	Quinenco SA	3,510,454	11,914
	Aguas Andinas SA Class A	38,180,872	11,587
	Cia Cervecerias Unidas SA	1,869,731	11,323
	Cencosud Shopping SA	6,602,799	11,000
	Banco Itau Chile SA	1,062,924	9,977
	CAP SA	1,003,509	7,239
	SMU SA	41,063,916	6,624
*	Engie Energia Chile SA	6,170,268	5,834
	Empresa Nacional de Telecomunicaciones SA	1,661,044	5,420
*	Plaza SA	3,779,646	5,225
	Inversiones Aguas Metropolitanas SA	5,971,080	4,687
	Sociedad de Inversiones Oro Blanco SA	668,524,438	4,662
	Vina Concha y Toro SA	3,599,565	3,856
	Inversiones La Construccion SA	382,203	2,983
	Ripley Corp. SA	14,849,019	2,947
	SONDA SA	6,351,991	2,485
	Enel Chile SA ADR	153,493	444
			485,905
China (6.3%)
	Tencent Holdings Ltd.	85,404,240	2,964,494
	Alibaba Group Holding Ltd.	232,369,196	2,084,114
*	PDD Holdings Inc. ADR	8,267,592	1,048,909
	China Construction Bank Corp. Class H	1,273,416,479	756,236
*,2	Meituan Class B	73,135,807	588,248
	Industrial & Commercial Bank of China Ltd. Class H	1,077,038,246	524,658
	NetEase Inc.	24,620,809	478,582
	Bank of China Ltd. Class H	1,121,314,141	420,796
*	Baidu Inc. Class A	30,666,123	397,041
	JD.com Inc. Class A	32,348,607	364,767
	Ping An Insurance Group Co. of China Ltd. Class H	85,851,022	360,878
*,2	Xiaomi Corp. Class B	200,425,393	315,776
	BYD Co. Ltd. Class H	13,368,648	299,326
*	Trip.com Group Ltd.	7,239,831	263,526
	Kweichow Moutai Co. Ltd. Class A	1,137,721	254,654
	PetroChina Co. Ltd. Class H	285,264,085	206,350
*	Li Auto Inc. Class A	14,732,969	203,653
	China Merchants Bank Co. Ltd. Class H	52,479,696	191,309
*,2	Kuaishou Technology	35,831,149	180,601
	China Petroleum & Chemical Corp. Class H	339,987,718	176,863
	China Shenhua Energy Co. Ltd. Class H	46,198,560	175,263
	Agricultural Bank of China Ltd. Class H	414,481,504	160,484
*	New Oriental Education & Technology Group Inc.	20,783,796	160,414
	Yum China Holdings Inc.	4,279,896	147,254
	ANTA Sports Products Ltd.	17,137,330	144,647
[2]	Nongfu Spring Co. Ltd. Class H	23,879,723	129,599
*,2	Wuxi Biologics Cayman Inc.	48,558,874	127,784
	KE Holdings Inc. ADR	8,751,234	124,005
	Zijin Mining Group Co. Ltd. Class H	79,798,595	118,410
	China Life Insurance Co. Ltd. Class H	101,719,338	117,266
	China Resources Land Ltd.	37,783,235	114,712
	PICC Property & Casualty Co. Ltd. Class H	92,108,973	114,571
*	BeiGene Ltd.	8,626,568	97,767
*	NIO Inc. Class A	16,646,134	93,433
	China Mengniu Dairy Co. Ltd.	42,092,424	93,265
	Shenzhou International Group Holdings Ltd.	10,355,704	92,222

		Shares	Market Value ($000)
	H World Group Ltd. ADR	2,892,373	91,891
	Haier Smart Home Co. Ltd. Class H	31,859,525	90,024
	CITIC Ltd.	87,456,062	84,412
	CSPC Pharmaceutical Group Ltd.	114,486,056	84,226
	Contemporary Amperex Technology Co. Ltd. Class A	3,978,453	84,078
*,2	Innovent Biologics Inc.	19,861,478	80,020
*	Tencent Music Entertainment Group ADR	8,512,619	80,019
	China Overseas Land & Investment Ltd.	52,372,828	79,229
	China Resources Beer Holdings Co. Ltd.	21,592,343	78,085
	China Merchants Bank Co. Ltd. Class A	18,198,229	77,981
	ENN Energy Holdings Ltd.	10,424,151	77,596
	China Yangtze Power Co. Ltd. Class A	22,124,600	75,245
*	Vipshop Holdings Ltd. ADR	4,674,197	74,273
[2]	China Tower Corp. Ltd. Class H	642,269,646	71,447
	Geely Automobile Holdings Ltd.	74,322,744	70,447
[2]	Postal Savings Bank of China Co. Ltd. Class H	146,196,794	70,307
	Li Ning Co. Ltd.	31,265,224	66,793
	China Pacific Insurance Group Co. Ltd. Class H	35,415,283	65,163
*	TAL Education Group ADR	5,990,761	63,742
	Bank of Communications Co. Ltd. Class H	107,595,044	63,654
	Yankuang Energy Group Co. Ltd. Class H	30,695,235	63,063
*	XPeng Inc. Class A	15,081,474	62,809
	Wuliangye Yibin Co. Ltd. Class A	3,526,335	62,246
	Kanzhun Ltd. ADR	4,396,978	61,162
	China CITIC Bank Corp. Ltd. Class H	122,756,797	60,839
	CITIC Securities Co. Ltd. Class H	31,105,825	60,710
*,1	Full Truck Alliance Co. Ltd. ADR	9,150,699	57,466
	Sunny Optical Technology Group Co. Ltd.	8,919,277	54,821
	Ping An Insurance Group Co. of China Ltd. Class A	9,657,547	54,639
	China Resources Power Holdings Co. Ltd.	25,744,882	52,085
	Industrial & Commercial Bank of China Ltd. Class A	69,864,898	50,322
	Agricultural Bank of China Ltd. Class A	90,641,800	49,119
	Weichai Power Co. Ltd. Class H	27,251,364	48,111
	Tsingtao Brewery Co. Ltd. Class H	8,428,719	48,100
	Sino Biopharmaceutical Ltd.	132,849,818	47,937
*,2	JD Health International Inc.	14,078,895	46,457
	Kunlun Energy Co. Ltd.	50,336,728	45,097
	Sinopharm Group Co. Ltd. Class H	17,071,327	44,889
	Yangzijiang Shipbuilding Holdings Ltd.	34,682,022	43,298
	Yum China Holdings Inc. (XHKG)	1,249,287	43,213
[2]	CGN Power Co. Ltd. Class H	153,240,720	42,942
	COSCO SHIPPING Holdings Co. Ltd. Class H	40,821,225	42,888
	Industrial Bank Co. Ltd. Class A	18,812,779	41,265
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,101,687	41,244
	BYD Co. Ltd. Class A	1,649,977	39,346
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,440,847	38,160
	China Gas Holdings Ltd.	40,102,353	36,562
	BYD Electronic International Co. Ltd.	10,597,374	36,303
	People's Insurance Co. Group of China Ltd. Class H	112,492,106	34,971
	China Resources Gas Group Ltd.	12,152,274	34,464
	Anhui Conch Cement Co. Ltd. Class H	17,204,766	34,460
*,2	Akeso Inc.	6,722,260	34,134
*	Kingdee International Software Group Co. Ltd.	34,977,286	33,811
	China Shenhua Energy Co. Ltd. Class A	6,374,866	33,056
[2]	WuXi AppTec Co. Ltd. Class H	4,774,871	33,037
[2]	Haidilao International Holding Ltd.	20,865,310	32,874
*	Huaneng Power International Inc. Class H	58,144,098	32,788
*	Tongcheng Travel Holdings Ltd.	16,031,819	32,703

		Shares	Market Value ($000)
	GCL Technology Holdings Ltd.	284,160,000	32,696
	Bank of China Ltd. Class A	53,988,200	32,503
	China Minsheng Banking Corp. Ltd. Class H	95,511,217	31,766
	Great Wall Motor Co. Ltd. Class H	31,792,951	31,304
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,104,152	30,838
	CITIC Securities Co. Ltd. Class A	10,670,173	30,524
	China Coal Energy Co. Ltd. Class H	27,756,441	30,482
[2]	Longfor Group Holdings Ltd.	27,388,657	30,369
	CMOC Group Ltd. Class H	54,975,170	30,113
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,729,378	29,962
	Hengan International Group Co. Ltd.	9,621,507	29,793
	Zijin Mining Group Co. Ltd. Class A	17,713,267	29,745
	Shaanxi Coal Industry Co. Ltd. Class A	8,707,410	29,383
*	Alibaba Health Information Technology Ltd.	79,665,919	29,274
*	Bilibili Inc.	3,238,828	29,245
	Kingsoft Corp. Ltd.	11,733,500	28,545
	Wanhua Chemical Group Co. Ltd. Class A	2,828,183	27,560
	China Longyuan Power Group Corp. Ltd. Class H	45,597,772	27,505
	Luzhou Laojiao Co. Ltd. Class A	1,326,961	27,192
	Aluminum Corp. of China Ltd. Class H	55,274,012	26,938
*	Zai Lab Ltd.	12,631,320	26,839
	China State Construction Engineering Corp. Ltd. Class A	37,382,138	26,824
	Bank of Communications Co. Ltd. Class A	32,003,697	26,784
	Xinyi Solar Holdings Ltd.	58,315,252	26,775
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,052,956	26,583
	PetroChina Co. Ltd. Class A	22,212,870	25,878
	Tingyi Cayman Islands Holding Corp.	25,761,630	25,652
	CRRC Corp. Ltd. Class H	55,108,034	25,614
	China State Construction International Holdings Ltd.	24,240,645	25,605
	China Power International Development Ltd.	67,710,568	25,333
[2]	China Feihe Ltd.	55,116,189	25,251
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,447,072	25,182
	China Galaxy Securities Co. Ltd. Class H	51,209,533	25,091
	China Petroleum & Chemical Corp. Class A	30,112,336	25,033
[2]	China International Capital Corp. Ltd. Class H	21,020,822	24,986
	China Vanke Co. Ltd. Class H	31,641,961	24,896
	East Money Information Co. Ltd. Class A	14,209,343	24,727
[2]	Topsports International Holdings Ltd.	37,863,479	24,542
	Muyuan Foods Co. Ltd. Class A	4,971,109	24,434
	China Railway Group Ltd. Class H	53,033,618	24,254
	China Medical System Holdings Ltd.	16,905,045	24,158
	China Oilfield Services Ltd. Class H	25,093,043	24,117
	Jiangxi Copper Co. Ltd. Class H	17,232,420	24,100
	Beijing Enterprises Holdings Ltd.	6,611,413	23,929
[2]	Huatai Securities Co. Ltd. Class H	19,770,905	23,324
	Guangdong Investment Ltd.	40,105,201	23,316
	Ping An Bank Co. Ltd. Class A	17,345,013	22,875
[2]	China Resources Mixc Lifestyle Services Ltd.	7,912,690	22,850
	China Hongqiao Group Ltd.	30,991,283	22,720
	Haitong Securities Co. Ltd. Class H	48,721,319	22,458
	Qifu Technology Inc. Class A ADR	1,562,598	22,423
	China National Building Material Co. Ltd. Class H	63,457,010	22,384
	Bosideng International Holdings Ltd.	48,838,417	22,078
	Anhui Gujing Distillery Co. Ltd. Class B	1,699,380	21,959
*,2	Giant Biogene Holding Co. Ltd.	5,395,200	21,852
*	Genscript Biotech Corp.	13,146,403	21,822
	SF Holding Co. Ltd. Class A	4,382,481	21,577
[2]	Yadea Group Holdings Ltd.	15,704,488	21,532

		Shares	Market Value ($000)
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,682,978	21,463
	China Pacific Insurance Group Co. Ltd. Class A	6,099,875	21,199
*,1,2	SenseTime Group Inc. Class B	209,562,000	21,193
*,2	Zhejiang Leapmotor Technology Co. Ltd.	7,814,700	21,117
	China Merchants Port Holdings Co. Ltd.	17,067,261	21,102
[2]	Pop Mart International Group Ltd.	9,369,798	21,013
	NARI Technology Co. Ltd. Class A	7,156,864	20,933
	Foxconn Industrial Internet Co. Ltd. Class A	11,307,305	20,928
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,415,657	20,920
[1]	RLX Technology Inc. ADR	11,291,462	20,550
	ZTE Corp. Class H	11,818,528	20,538
	Sinotruk Hong Kong Ltd.	9,011,975	20,468
	China Tourism Group Duty Free Corp. Ltd. Class A	1,830,992	20,386
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	31,793,750	20,310
*	iQIYI Inc. ADR	6,032,141	20,208
*,2	JD Logistics Inc.	23,085,076	20,157
	MINISO Group Holding Ltd. ADR	1,184,537	20,090
	Autohome Inc. ADR	784,473	19,769
*,1	Hollysys Automation Technologies Ltd.	796,444	19,704
[2]	Hansoh Pharmaceutical Group Co. Ltd.	13,095,836	19,669
[2]	3SBio Inc.	24,919,141	18,778
	New China Life Insurance Co. Ltd. Class H	10,506,032	18,749
	Shenzhen Inovance Technology Co. Ltd. Class A	2,400,414	18,721
[1]	Country Garden Services Holdings Co. Ltd.	28,201,942	18,630
	Far East Horizon Ltd.	25,376,309	18,604
	LONGi Green Energy Technology Co. Ltd. Class A	6,874,088	18,532
	Guangzhou Automobile Group Co. Ltd. Class H	46,425,508	18,350
	China Everbright Bank Co. Ltd. Class A	41,606,509	18,274
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,401,918	18,171
	Chinasoft International Ltd.	31,280,258	17,825
	Bank of Ningbo Co. Ltd. Class A	5,903,942	17,722
	Kingboard Holdings Ltd.	9,938,740	17,690
	Haier Smart Home Co. Ltd. Class A	5,673,894	17,676
	Gree Electric Appliances Inc. of Zhuhai Class A	3,591,083	17,661
	Haitian International Holdings Ltd.	7,901,058	17,587
	Shandong Gold Mining Co. Ltd. Class A	6,110,885	17,510
	China Railway Group Ltd. Class A	19,824,000	17,451
[1]	China Everbright Environment Group Ltd.	50,009,687	17,442
	CRRC Corp. Ltd. Class A	21,876,700	17,328
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,359,467	17,325
	Shanghai Baosight Software Co. Ltd. Class B	8,784,182	17,306
	China National Nuclear Power Co. Ltd. Class A	14,909,331	17,221
	Zhejiang Expressway Co. Ltd. Class H	23,105,562	17,164
	COSCO SHIPPING Holdings Co. Ltd. Class A	12,323,536	17,080
	WuXi AppTec Co. Ltd. Class A	2,240,496	17,002
	China CSSC Holdings Ltd. Class A	3,975,164	16,935
	Bank of Jiangsu Co. Ltd. Class A	16,549,504	16,878
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,883,576	16,798
*,1	HUTCHMED China Ltd.	6,647,483	16,770
*	Air China Ltd. Class H	29,762,218	16,627
	China Taiping Insurance Holdings Co. Ltd.	20,014,893	16,615
*,1,2	East Buy Holding Ltd.	5,602,841	16,461
	Jiangsu Expressway Co. Ltd. Class H	17,085,059	16,312
	China Minsheng Banking Corp. Ltd. Class A	29,406,600	16,185
	Shenzhen International Holdings Ltd.	19,464,334	16,019
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,233,246	15,987
*,2	China Literature Ltd.	5,450,877	15,854
	GF Securities Co. Ltd. Class H	15,748,186	15,849

		Shares	Market Value ($000)
	China United Network Communications Ltd. Class A	24,783,500	15,599
	Minth Group Ltd.	9,620,408	15,594
	Shenwan Hongyuan Group Co. Ltd. Class A	25,536,732	15,558
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	558,756	15,513
	BOE Technology Group Co. Ltd. Class A	30,912,100	15,501
	China Conch Venture Holdings Ltd.	19,928,534	15,472
	Dongfeng Motor Group Co. Ltd. Class H	40,010,225	15,451
[2]	Hygeia Healthcare Holdings Co. Ltd.	4,728,048	15,408
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	16,486,543	15,330
*,1	Canadian Solar Inc.	687,068	15,184
	Fosun International Ltd.	28,923,506	15,178
	SAIC Motor Corp. Ltd. Class A	7,953,876	15,162
	Zhongsheng Group Holdings Ltd.	8,974,397	15,149
	Postal Savings Bank of China Co. Ltd. Class A	22,947,873	15,140
	Aier Eye Hospital Group Co. Ltd. Class A	8,407,784	15,027
	NAURA Technology Group Co. Ltd. Class A	475,060	15,027
*,2	Hua Hong Semiconductor Ltd.	8,126,895	14,723
[1,2]	Smoore International Holdings Ltd.	24,303,246	14,696
	Sungrow Power Supply Co. Ltd. Class A	1,341,508	14,650
	C&D International Investment Group Ltd.	8,761,833	14,468
*,1	Country Garden Holdings Co. Ltd.	178,048,898	14,441
	Baoshan Iron & Steel Co. Ltd. Class A	16,789,744	14,400
[1]	JinkoSolar Holding Co. Ltd. ADR	545,522	14,309
	Poly Developments & Holdings Group Co. Ltd. Class A	10,616,725	14,168
	CSC Financial Co. Ltd. Class A	4,518,060	14,082
[2]	China Resources Pharmaceutical Group Ltd.	22,964,203	14,002
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	13,850
	Daqin Railway Co. Ltd. Class A	13,259,400	13,795
	Yuexiu Property Co. Ltd.	21,972,657	13,759
	JOYY Inc. ADR	448,159	13,741
	Shenzhen Transsion Holdings Co. Ltd. Class A	718,921	13,685
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,971,882	13,536
	China Three Gorges Renewables Group Co. Ltd. Class A	21,847,600	13,484
	Zhaojin Mining Industry Co. Ltd. Class H	14,361,192	13,387
[2]	Guotai Junan Securities Co. Ltd. Class H	12,048,358	13,381
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,134,673	13,357
	China Communications Services Corp. Ltd. Class H	32,037,501	13,192
	Bank of Beijing Co. Ltd. Class A	18,573,814	13,190
	Beijing Enterprises Water Group Ltd.	54,130,578	13,170
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,572,778	13,058
	Tongwei Co. Ltd. Class A	4,020,784	13,051
	China Merchants Securities Co. Ltd. Class A	6,984,522	13,021
	Ganfeng Lithium Group Co. Ltd. Class A	2,738,151	12,990
	TravelSky Technology Ltd. Class H	12,893,068	12,968
	China Everbright Bank Co. Ltd. Class H	43,605,762	12,946
[1]	China Traditional Chinese Medicine Holdings Co. Ltd.	33,791,682	12,920
	Chongqing Changan Automobile Co. Ltd. Class A	7,164,257	12,778
	Chongqing Changan Automobile Co. Ltd. Class B	24,486,162	12,512
	AviChina Industry & Technology Co. Ltd. Class H	33,920,655	12,511
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,424,600	12,493
*	Daqo New Energy Corp. ADR	690,664	12,466
[1]	Greentown China Holdings Ltd.	16,462,250	12,402
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	12,396
	Guotai Junan Securities Co. Ltd. Class A	6,057,500	12,342
	COSCO SHIPPING Ports Ltd.	19,917,910	12,197
	Huaxia Bank Co. Ltd. Class A	14,236,134	12,013
*,1	China Ruyi Holdings Ltd.	70,607,121	11,845
	Hisense Home Appliances Group Co. Ltd. Class H	4,850,841	11,645

		Shares	Market Value ($000)
	China Overseas Property Holdings Ltd.	17,477,294	11,584
	China Cinda Asset Management Co. Ltd. Class H	120,534,397	11,565
	Bank of Shanghai Co. Ltd. Class A	12,760,260	11,376
	Hello Group Inc. ADR	1,935,630	11,362
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	11,286
*,1,2	Ping An Healthcare & Technology Co. Ltd.	7,848,535	11,268
	Weichai Power Co. Ltd. Class A	5,464,300	11,229
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,032,324	11,184
	Huatai Securities Co. Ltd. Class A	5,828,800	11,174
	China Nonferrous Mining Corp. Ltd.	15,828,316	11,163
	China Energy Engineering Corp. Ltd. Class A	37,515,738	11,033
	Iflytek Co. Ltd. Class A	2,067,850	11,002
	Fufeng Group Ltd.	20,256,124	10,987
[2]	Ganfeng Lithium Group Co. Ltd. Class H	4,098,989	10,950
	Vinda International Holdings Ltd.	3,638,440	10,751
	China Vanke Co. Ltd. Class A	7,903,338	10,593
	Power Construction Corp. of China Ltd. Class A	15,095,702	10,586
	Huadian Power International Corp. Ltd. Class H	22,014,209	10,557
	Bank of Nanjing Co. Ltd. Class A	9,103,748	10,530
	China Construction Bank Corp. Class A	10,947,901	10,475
	Luxshare Precision Industry Co. Ltd. Class A	2,950,802	10,464
	AECC Aviation Power Co. Ltd. Class A	2,387,206	10,446
	Dongyue Group Ltd.	15,312,811	10,292
	SSY Group Ltd.	18,766,411	10,197
	Anhui Conch Cement Co. Ltd. Class A	3,152,500	10,151
*	Shanghai International Airport Co. Ltd. Class A	2,191,136	10,116
	Sinotrans Ltd. Class H	24,101,079	10,054
[2]	CSC Financial Co. Ltd. Class H	13,175,945	10,033
	Haitong Securities Co. Ltd. Class A	8,175,400	10,027
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	10,003
	China CITIC Bank Corp. Ltd. Class A	11,440,884	9,992
*,1,2	New Horizon Health Ltd.	4,582,617	9,964
	FinVolution Group ADR	2,054,151	9,880
	GD Power Development Co. Ltd. Class A	15,746,870	9,814
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,866,266	9,720
	Anhui Gujing Distillery Co. Ltd. Class A	349,837	9,709
	Shougang Fushan Resources Group Ltd.	24,438,233	9,656
	Sinopec Engineering Group Co. Ltd. Class H	19,196,826	9,628
	Tianqi Lithium Corp. Class A	1,433,390	9,303
	Yunnan Baiyao Group Co. Ltd. Class A	1,416,735	9,185
*	TCL Technology Group Corp. Class A	16,260,240	9,175
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,769,816	9,146
*	Alibaba Pictures Group Ltd.	182,421,139	9,131
	China Coal Energy Co. Ltd. Class A	5,378,454	9,129
*,1	Microport Scientific Corp.	12,355,939	9,125
[1]	Flat Glass Group Co. Ltd. Class H	6,034,777	9,076
	Will Semiconductor Co. Ltd. Shanghai Class A	753,191	9,062
	Fuyao Glass Industry Group Co. Ltd. Class A	1,701,700	9,032
	GF Securities Co. Ltd. Class A	4,690,088	8,957
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	208,060,000	8,917
	Uni-President China Holdings Ltd.	15,748,074	8,846
	Eve Energy Co. Ltd. Class A	1,820,258	8,833
*	China Southern Airlines Co. Ltd. Class A	10,981,500	8,821
	Sichuan Chuantou Energy Co. Ltd. Class A	4,061,576	8,789
*,1	China Southern Airlines Co. Ltd. Class H	23,662,505	8,754
	Zhongji Innolight Co. Ltd. Class A	612,579	8,737
	Aluminum Corp. of China Ltd. Class A	10,957,400	8,709
	Advanced Micro-Fabrication Equipment Inc. China Class A	548,987	8,701

		Shares	Market Value ($000)
*,2	Luye Pharma Group Ltd.	25,761,039	8,652
	ZTE Corp. Class A	2,827,564	8,648
*,1	GDS Holdings Ltd. Class A	12,881,686	8,628
	TBEA Co. Ltd. Class A	4,404,799	8,617
[1]	Kingboard Laminates Holdings Ltd.	14,321,729	8,608
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,475,847	8,607
	Everbright Securities Co. Ltd. Class A	3,919,300	8,544
*,1	Fenbi Ltd.	16,739,000	8,500
[2]	BAIC Motor Corp. Ltd. Class H	31,524,454	8,384
	Yihai International Holding Ltd.	6,424,377	8,245
*,2	Keymed Biosciences Inc.	2,075,791	8,240
	Orient Securities Co. Ltd. Class A	7,140,915	8,233
*,1	Nine Dragons Paper Holdings Ltd.	22,207,711	8,228
	Grand Pharmaceutical Group Ltd.	19,014,903	8,222
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	11,858,257	8,206
	Gushengtang Holdings Ltd.	1,686,596	8,159
	XCMG Construction Machinery Co. Ltd. Class A	10,321,464	8,092
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	8,009
*,2	Bairong Inc. Class B	5,435,000	7,965
	Weibo Corp. ADR	979,670	7,935
	Sany Heavy Equipment International Holdings Co. Ltd.	12,055,124	7,846
*	Huaneng Power International Inc. Class A	6,414,876	7,821
	China Suntien Green Energy Corp. Ltd. Class H	22,567,313	7,805
	Guangdong Haid Group Co. Ltd. Class A	1,478,858	7,796
[2]	Shandong Gold Mining Co. Ltd. Class H	5,387,100	7,756
[1,2]	Meitu Inc.	26,017,204	7,707
[1]	Xtep International Holdings Ltd.	15,513,841	7,640
	Hithink RoyalFlush Information Network Co. Ltd. Class A	475,731	7,626
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,131,267	7,611
	Fu Shou Yuan International Group Ltd.	12,602,420	7,558
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,214,444	7,558
	Yangzijiang Financial Holding Ltd.	32,218,058	7,537
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,192,000	7,506
*	COFCO Joycome Foods Ltd.	38,343,541	7,450
	China Jinmao Holdings Group Ltd.	92,813,558	7,406
	China Risun Group Ltd.	18,733,094	7,371
*	Beijing Capital International Airport Co. Ltd. Class H	25,386,191	7,348
	Beijing Tongrentang Co. Ltd. Class A	1,201,934	7,317
*	China Eastern Airlines Corp. Ltd. Class A	14,001,200	7,302
	Shanghai International Port Group Co. Ltd. Class A	9,487,100	7,294
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,958,000	7,290
	New China Life Insurance Co. Ltd. Class A	1,711,591	7,289
[2]	Jiumaojiu International Holdings Ltd.	12,345,535	7,272
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,960,607	7,260
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	7,237
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,151
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,307,070	7,063
	China Education Group Holdings Ltd.	14,232,248	7,055
	Shanghai Industrial Holdings Ltd.	5,757,014	7,052
	Metallurgical Corp. of China Ltd. Class A	15,578,494	7,035
	Huaneng Lancang River Hydropower Inc. Class A	5,734,200	6,984
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	6,969
	Great Wall Motor Co. Ltd. Class A	2,431,064	6,927
	Poly Property Services Co. Ltd. Class H	1,950,772	6,920
[1]	Tianneng Power International Ltd.	8,893,375	6,903
	China Datang Corp. Renewable Power Co. Ltd. Class H	31,293,753	6,777
*,1,2	ZJLD Group Inc.	6,687,600	6,746
	Metallurgical Corp. of China Ltd. Class H	34,428,697	6,738

		Shares	Market Value ($000)
*,2	InnoCare Pharma Ltd.	9,809,135	6,683
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	6,666
*,2	Ascentage Pharma Group International	2,260,928	6,654
	CIMC Enric Holdings Ltd.	8,066,208	6,644
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	6,608
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	6,604
	Shenzhen Expressway Corp. Ltd. Class H	8,178,965	6,565
	China Water Affairs Group Ltd.	12,827,909	6,561
	China Merchants Energy Shipping Co. Ltd. Class A	7,139,100	6,491
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,819,906	6,484
*,1	Gaotu Techedu Inc. ADR	1,942,314	6,468
	China International Marine Containers Group Co. Ltd. Class H	9,308,016	6,463
	Lens Technology Co. Ltd. Class A	4,437,193	6,455
*	Lifetech Scientific Corp.	29,502,619	6,450
*	Hopson Development Holdings Ltd.	13,885,716	6,420
	China BlueChemical Ltd. Class H	23,251,366	6,402
*,1,2	Weimob Inc.	28,704,666	6,395
	Zhejiang Dahua Technology Co. Ltd. Class A	2,955,493	6,386
*	Shanghai Electric Group Co. Ltd. Class H	34,078,589	6,378
	GoerTek Inc. Class A	3,005,986	6,369
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	6,362
	Huadong Medicine Co. Ltd. Class A	1,573,263	6,347
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,863,346	6,326
	ENN Natural Gas Co. Ltd. Class A	2,599,663	6,326
	Montage Technology Co. Ltd. Class A	1,006,331	6,304
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,153,218	6,299
	Pharmaron Beijing Co. Ltd. Class A	2,132,059	6,272
	SDIC Power Holdings Co. Ltd. Class A	3,192,703	6,229
	Trina Solar Co. Ltd. Class A	1,927,685	6,215
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,606,875	6,178
	Towngas Smart Energy Co. Ltd.	16,700,733	6,176
*	China Eastern Airlines Corp. Ltd. Class H	24,831,864	6,164
	Sinopec Kantons Holdings Ltd.	13,930,714	6,129
*,1,2	Jinxin Fertility Group Ltd.	22,036,015	6,118
*	Zhongyu Energy Holdings Ltd.	9,136,677	6,116
	Zhejiang NHU Co. Ltd. Class A	2,727,620	6,098
	Hisense Home Appliances Group Co. Ltd. Class A	1,751,757	6,093
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,576,264	6,059
*	360 Security Technology Inc. Class A	6,302,491	5,978
	Industrial Securities Co. Ltd. Class A	7,826,910	5,945
	China Lesso Group Holdings Ltd.	13,324,416	5,903
	Tong Ren Tang Technologies Co. Ltd. Class H	8,148,777	5,902
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	5,849,099	5,866
	PAX Global Technology Ltd.	8,379,609	5,856
	Dongfang Electric Corp. Ltd. Class A	2,904,300	5,806
[1]	Tianqi Lithium Corp. Class H	1,320,200	5,802
*,1	Xinte Energy Co. Ltd. Class H	5,141,005	5,797
*	Satellite Chemical Co. Ltd. Class A	3,035,848	5,780
	Guanghui Energy Co. Ltd. Class A	5,873,900	5,758
	Concord New Energy Group Ltd.	68,990,075	5,744
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,578,411	5,731
	Changchun High & New Technology Industry Group Inc. Class A	359,073	5,715
	Beijing New Building Materials plc Class A	1,528,735	5,691
	CMOC Group Ltd. Class A	7,592,900	5,684
	Imeik Technology Development Co. Ltd. Class A	150,200	5,675
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,784,450	5,674
	Tsingtao Brewery Co. Ltd. Class A	584,258	5,671
	Datang International Power Generation Co. Ltd. Class H	36,844,302	5,654

		Shares	Market Value ($000)
	China Everbright Ltd.	11,004,287	5,645
	Maxscend Microelectronics Co. Ltd. Class A	437,405	5,613
	Shoucheng Holdings Ltd.	31,998,332	5,601
*	Shanghai Electric Group Co. Ltd. Class A	10,045,235	5,568
[1]	Lufax Holding Ltd. ADR	2,346,514	5,561
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	6,551,040	5,520
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	5,513
*,1	EHang Holdings Ltd. ADR	542,578	5,513
	Zhejiang Juhua Co. Ltd. Class A	2,470,946	5,495
	Noah Holdings Ltd. ADR	464,676	5,483
	Ningbo Tuopu Group Co. Ltd. Class A	806,887	5,482
	Skyworth Group Ltd.	17,256,344	5,470
*	Tuya Inc. ADR	2,958,687	5,414
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	5,394
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,278,967	5,387
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,447,318	5,371
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,362
*,2	China Bohai Bank Co. Ltd. Class H	39,433,927	5,356
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	5,343
	Livzon Pharmaceutical Group Inc. Class H	1,747,705	5,320
[2]	Legend Holdings Corp. Class H	6,638,453	5,291
	Huadian Power International Corp. Ltd. Class A	6,238,600	5,285
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	5,224
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	5,211
[2]	AsiaInfo Technologies Ltd.	5,210,827	5,210
*	Air China Ltd. Class A	5,239,400	5,193
	CSG Holding Co. Ltd. Class B	17,537,213	5,181
	Anhui Expressway Co. Ltd. Class H	4,993,025	5,178
	Anhui Expressway Co. Ltd. Class A	2,962,933	5,132
	IEIT Systems Co. Ltd. Class A	1,304,752	5,115
	GigaDevice Semiconductor Inc. Class A	583,174	5,076
*	Seazen Group Ltd.	36,894,348	5,073
*	Wingtech Technology Co. Ltd. Class A	1,087,146	5,069
	Lee & Man Paper Manufacturing Ltd.	18,783,016	5,054
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,863,800	5,046
	Yintai Gold Co. Ltd. Class A	2,559,318	5,031
	Shanghai Baosight Software Co. Ltd. Class A	880,976	5,029
*	Seres Group Co. Ltd. Class A	634,400	5,012
*	Golden Solar New Energy Technology Holdings Ltd.	10,188,192	5,012
	Guosen Securities Co. Ltd. Class A	4,454,452	4,991
	Hundsun Technologies Inc. Class A	1,702,151	4,982
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,137,600	4,965
	Shenzhen Investment Ltd.	35,247,328	4,963
	Canvest Environmental Protection Group Co. Ltd.	9,344,428	4,958
*,1	Zhihu Inc. ADR	6,349,309	4,947
[2]	Genertec Universal Medical Group Co. Ltd.	9,659,925	4,942
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,660,306	4,910
	China Oriental Group Co. Ltd.	32,243,391	4,906
	Sieyuan Electric Co. Ltd. Class A	694,800	4,899
	Mango Excellent Media Co. Ltd. Class A	1,643,799	4,897
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,609,899	4,897
	Poly Property Group Co. Ltd.	26,771,730	4,896
	Hangzhou Tigermed Consulting Co. Ltd. Class A	865,280	4,893
	China Reinsurance Group Corp. Class H	91,005,426	4,891
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	4,865
	China Resources Building Materials Technology Holdings Ltd.	30,355,498	4,862
	LB Group Co. Ltd. Class A	2,159,900	4,847
	Yifeng Pharmacy Chain Co. Ltd. Class A	914,225	4,832

		Shares	Market Value ($000)
	BOE Technology Group Co. Ltd. Class B	15,717,251	4,790
	Youngor Fashion Co. Ltd.	5,088,600	4,777
	JCET Group Co. Ltd. Class A	1,525,781	4,766
	Yonyou Network Technology Co. Ltd. Class A	3,053,285	4,755
*,1,2	Haichang Ocean Park Holdings Ltd.	44,205,070	4,752
*	Hengli Petrochemical Co. Ltd. Class A	2,900,320	4,742
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	4,737
	Consun Pharmaceutical Group Ltd.	6,925,994	4,721
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,676
[2]	Orient Securities Co. Ltd. Class H	11,997,698	4,674
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	4,663
	Yunnan Energy New Material Co. Ltd. Class A	785,630	4,648
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,891,863	4,640
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	4,619
	COSCO SHIPPING Development Co. Ltd. Class H	46,108,512	4,609
	Sailun Group Co. Ltd. Class A	2,722,164	4,577
	Yunnan Aluminium Co. Ltd. Class A	3,043,000	4,555
	China Jushi Co. Ltd. Class A	3,558,388	4,551
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,659,250	4,547
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	4,512
	China Resources Microelectronics Ltd. Class A	852,624	4,497
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	4,480
[2]	China Merchants Securities Co. Ltd. Class H	5,990,425	4,475
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,429,117	4,470
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	3,056,000	4,451
*	Kunlun Tech Co. Ltd. Class A	1,068,645	4,439
	Yuexiu Transport Infrastructure Ltd.	8,070,245	4,416
	Yuexiu REIT	32,512,986	4,410
	Hunan Valin Steel Co. Ltd. Class A	5,789,440	4,402
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	4,402
	Dong-E-E-Jiao Co. Ltd. Class A	600,180	4,393
	China Energy Engineering Corp. Ltd. Class H	49,488,185	4,367
	SooChow Securities Co. Ltd. Class A	4,608,877	4,321
[2]	Simcere Pharmaceutical Group Ltd.	6,480,248	4,318
	Wens Foodstuffs Group Co. Ltd. Class A	1,641,091	4,299
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	4,270
	Flat Glass Group Co. Ltd. Class A	1,503,665	4,270
	NetDragon Websoft Holdings Ltd.	3,116,629	4,269
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,159,900	4,258
*	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,248
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,114,716	4,246
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	4,217
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,281,492	4,189
*,1,2	Alphamab Oncology	8,257,959	4,183
[1,2]	Angelalign Technology Inc.	613,678	4,177
	Digital China Holdings Ltd.	15,965,283	4,173
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	3,014,436	4,170
	Hualan Biological Engineering Inc. Class A	1,694,155	4,155
[2]	A-Living Smart City Services Co. Ltd.	10,773,789	4,149
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	116,798	4,131
	Lingyi iTech Guangdong Co. Class A	6,246,400	4,127
	Caitong Securities Co. Ltd. Class A	3,984,290	4,127
	Sinotrans Ltd. Class A	5,362,321	4,118
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,795,624	4,115
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	4,097
	China Resources Medical Holdings Co. Ltd.	7,944,418	4,089
	Lonking Holdings Ltd.	25,185,798	4,076
	Shengyi Technology Co. Ltd. Class A	2,035,900	4,075

		Shares	Market Value ($000)
*	Gotion High-tech Co. Ltd. Class A	1,557,700	4,055
	Western Mining Co. Ltd. Class A	2,033,367	4,030
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	4,023
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	898,330	3,990
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	3,989
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	3,986
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	3,975
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	3,973
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	3,973
	YTO Express Group Co. Ltd. Class A	2,549,659	3,965
	China Railway Signal & Communication Corp. Ltd. Class A	6,084,428	3,940
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	3,911
	Goldwind Science & Technology Co. Ltd.	10,681,863	3,902
*,1,2	Remegen Co. Ltd. Class H	1,983,820	3,869
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	3,851
	Greentown Service Group Co. Ltd.	12,399,843	3,831
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,792
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,461,892	3,789
*	Kingsoft Cloud Holdings Ltd.	21,629,915	3,769
	Guoyuan Securities Co. Ltd. Class A	4,218,740	3,759
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	3,733
	Livzon Pharmaceutical Group Inc. Class A	789,143	3,727
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	3,725
	China Overseas Grand Oceans Group Ltd.	15,703,402	3,702
	Zangge Mining Co. Ltd. Class A	1,069,679	3,691
*,2	Maoyan Entertainment	3,364,377	3,672
	Tiangong International Co. Ltd.	17,063,510	3,670
	Xiamen C & D Inc. Class A	2,711,800	3,661
	CNGR Advanced Material Co. Ltd. Class A	603,613	3,661
	China Foods Ltd.	9,890,706	3,657
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	3,651
	Shui On Land Ltd.	40,506,878	3,635
*	Tongkun Group Co. Ltd. Class A	2,192,760	3,633
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,318,394	3,624
	CPMC Holdings Ltd.	4,193,018	3,613
	SG Micro Corp. Class A	415,370	3,596
*	Guangshen Railway Co. Ltd. Class H	17,855,193	3,592
	Sihuan Pharmaceutical Holdings Group Ltd.	51,842,035	3,582
	Yankuang Energy Group Co. Ltd. Class A	1,121,000	3,572
	China Zheshang Bank Co. Ltd. Class A	9,531,730	3,571
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,561
	Sinoma International Engineering Co. Class A	2,290,700	3,558
	Changjiang Securities Co. Ltd. Class A	5,169,432	3,553
	TangShan Port Group Co. Ltd. Class A	6,291,100	3,541
	Suzhou Maxwell Technologies Co. Ltd. Class A	246,865	3,530
*	Hainan Airlines Holding Co. Ltd. Class A	18,471,790	3,521
	SDIC Capital Co. Ltd. Class A	3,767,000	3,504
	Angang Steel Co. Ltd. Class H	21,301,121	3,490
	Hubei Energy Group Co. Ltd. Class A	5,766,467	3,481
	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	3,480
	TongFu Microelectronics Co. Ltd. Class A	1,358,802	3,478
	Jointown Pharmaceutical Group Co. Ltd. Class A	3,585,191	3,477
	Rongsheng Petrochemical Co. Ltd. Class A	2,632,364	3,472
	JNBY Design Ltd.	2,714,664	3,465
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	3,453
	Bank of Changsha Co. Ltd. Class A	3,456,600	3,451
	Eoptolink Technology Inc. Ltd. Class A	586,758	3,449
	Bank of Chongqing Co. Ltd. Class H	6,573,546	3,433

		Shares	Market Value ($000)
	Founder Securities Co. Ltd. Class A	3,560,670	3,428
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	3,421
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	3,420
	Chongqing Brewery Co. Ltd. Class A	440,789	3,418
	Jinko Solar Co. Ltd. Class A	3,087,908	3,409
*	Yeahka Ltd.	2,170,172	3,393
	Yealink Network Technology Corp. Ltd. Class A	991,641	3,367
	Dongfang Electric Corp. Ltd. Class H	3,927,300	3,363
	China Galaxy Securities Co. Ltd. Class A	2,075,200	3,363
	Xinyi Energy Holdings Ltd.	24,059,177	3,363
*,1,2	Microport Cardioflow Medtech Corp.	16,933,905	3,361
	China Baoan Group Co. Ltd. Class A	2,230,264	3,357
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	3,354
	Sichuan Expressway Co. Ltd. Class A	5,439,892	3,354
	Beijing Kingsoft Office Software Inc. Class A	112,393	3,341
	CNPC Capital Co. Ltd. Class A	3,882,657	3,330
	Ninestar Corp. Class A	1,234,664	3,329
	By-health Co. Ltd. Class A	1,585,200	3,322
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	3,316
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	3,305
	Huaxin Cement Co. Ltd. Class H	4,171,808	3,301
	SUPCON Technology Co. Ltd. Class A	670,938	3,299
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	3,297
	CGN New Energy Holdings Co. Ltd.	14,133,506	3,296
	Angel Yeast Co. Ltd. Class A	762,500	3,281
	Western Securities Co. Ltd. Class A	3,943,344	3,277
	Hengtong Optic-electric Co. Ltd. Class A	2,139,860	3,277
*,2	Peijia Medical Ltd.	5,700,096	3,276
	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	3,270
	Ningbo Deye Technology Co. Ltd. Class A	346,050	3,263
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	3,250
*,1	Canaan Inc. ADR	2,260,619	3,244
*	Sohu.com Ltd. ADR	337,698	3,242
	COSCO SHIPPING Development Co. Ltd. Class A	9,877,172	3,233
	Hoshine Silicon Industry Co. Ltd. Class A	527,780	3,222
*,1,2	Arrail Group Ltd.	4,152,500	3,222
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,207
*	Yanlord Land Group Ltd.	8,277,592	3,199
	Sanan Optoelectronics Co. Ltd. Class A	2,077,600	3,183
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	3,180
	Huagong Tech Co. Ltd. Class A	887,200	3,175
	First Tractor Co. Ltd. Class H	4,816,714	3,169
*	Jinke Smart Services Group Co. Ltd. Class H	2,994,900	3,167
	BOE Varitronix Ltd.	4,875,854	3,161
*	XD Inc.	2,935,836	3,156
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,026,705	3,155
	Sun Art Retail Group Ltd.	25,645,828	3,153
*	Beijing Shougang Co. Ltd. Class A	7,091,095	3,153
	China Yongda Automobiles Services Holdings Ltd.	12,220,260	3,139
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,136
	Zhejiang Supor Co. Ltd. Class A	445,175	3,135
	China Oilfield Services Ltd. Class A	1,463,290	3,132
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,235,028	3,125
	First Capital Securities Co. Ltd. Class A	4,252,600	3,115
*	Juneyao Airlines Co. Ltd. Class A	1,871,852	3,104
	Huafon Chemical Co. Ltd. Class A	3,639,205	3,097
[2]	AK Medical Holdings Ltd.	5,271,497	3,082

		Shares	Market Value ($000)
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	409,249	3,075
*	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	3,060
	Ginlong Technologies Co. Ltd. Class A	366,910	3,052
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	3,048
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	3,044
*,3	China Dili Group	35,982,893	3,038
	AIMA Technology Group Co. Ltd. Class A	804,394	3,023
	People.cn Co. Ltd. Class A	1,006,600	3,019
	China South Publishing & Media Group Co. Ltd. Class A	1,918,561	3,014
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	3,010
*,1	Guangzhou R&F Properties Co. Ltd. Class H	22,912,175	3,008
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	3,000
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,995
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,639,748	2,995
	Central China Securities Co. Ltd. Class H	22,743,945	2,995
	Eastroc Beverage Group Co. Ltd. Class A	131,600	2,984
	Jiangxi Copper Co. Ltd. Class A	1,188,301	2,983
	Chervon Holdings Ltd.	1,455,500	2,982
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	2,981
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	2,977
	Southwest Securities Co. Ltd. Class A	5,775,609	2,972
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,280,700	2,964
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	2,957
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	2,951
	China International Capital Corp. Ltd. Class A	653,400	2,943
	CGN Power Co. Ltd. Class A	5,506,600	2,931
	Kangji Medical Holdings Ltd.	3,928,782	2,924
	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	2,914
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	2,910
*	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	2,908
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	2,903
	Sunresin New Materials Co. Ltd. Class A	470,442	2,891
	China National Software & Service Co. Ltd. Class A	778,298	2,877
*	OFILM Group Co. Ltd. Class A	3,086,614	2,874
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	2,872
	Western Superconducting Technologies Co. Ltd. Class A	581,959	2,872
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	2,869
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,946,828	2,868
	Hesteel Co. Ltd. Class A	9,894,043	2,867
	China Lilang Ltd.	5,345,094	2,865
	Jiangsu Pacific Quartz Co. Ltd. Class A	286,433	2,855
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	2,852
*	Guangshen Railway Co. Ltd. Class A	7,219,700	2,851
*	Spring Airlines Co. Ltd. Class A	391,000	2,850
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	2,845
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	2,841
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	2,841
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,315,000	2,834
*,2,3	China Renaissance Holdings Ltd.	3,036,700	2,824
	China Rare Earth Resources & Technology Co. Ltd. Class A	839,700	2,813
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	2,801
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	2,795
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	2,793
	LexinFintech Holdings Ltd. ADR	1,541,768	2,791
*	Qingdao Sentury Tire Co. Ltd. Class A	703,057	2,791
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,350,680	2,787
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	2,786

		Shares	Market Value ($000)
	Sinomine Resource Group Co. Ltd. Class A	640,639	2,785
	Hangzhou First Applied Material Co. Ltd. Class A	878,001	2,781
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,435,884	2,780
	Guangzhou Automobile Group Co. Ltd. Class A	2,426,040	2,773
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	2,768
*	Vnet Group Inc. ADR	1,618,865	2,752
	GEM Co. Ltd. Class A	4,388,120	2,752
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,747
	Sichuan Swellfun Co. Ltd. Class A	411,620	2,740
	Hangcha Group Co. Ltd. Class A	856,444	2,740
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	2,732
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,731
	Gemdale Properties & Investment Corp. Ltd.	77,186,302	2,721
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	2,721
*	China Conch Environment Protection Holdings Ltd.	18,174,611	2,721
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	2,712
[2]	Blue Moon Group Holdings Ltd.	11,956,772	2,709
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,427,740	2,705
	Liaoning Port Co. Ltd. Class A	14,139,765	2,698
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	2,694
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	2,694
[2]	China New Higher Education Group Ltd.	10,361,112	2,690
	Haohua Chemical Science & Technology Co. Ltd. Class A	725,297	2,689
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,990,001	2,688
	China Modern Dairy Holdings Ltd.	32,777,317	2,685
	Sealand Securities Co. Ltd. Class A	5,956,200	2,681
	Tian Lun Gas Holdings Ltd.	5,785,520	2,679
	Songcheng Performance Development Co. Ltd. Class A	2,158,770	2,676
	Anjoy Foods Group Co. Ltd. Class A	258,228	2,676
	Sinofert Holdings Ltd.	24,268,198	2,671
*	Seazen Holdings Co. Ltd. Class A	1,934,035	2,666
*,1,2,3	Venus MedTech Hangzhou Inc. Class H	3,706,377	2,664
	Keda Industrial Group Co. Ltd. Class A	1,760,841	2,656
	Health & Happiness H&H International Holdings Ltd.	2,032,307	2,655
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	2,646
	China Tobacco International HK Co. Ltd.	2,253,123	2,646
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	131,600	2,645
	Harbin Electric Co. Ltd. Class H	8,943,020	2,638
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,367,081	2,635
	Xinjiang Daqo New Energy Co. Ltd. Class A	722,147	2,635
*,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	3,369,700	2,634
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	2,629
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,505,200	2,628
	Ningbo Joyson Electronic Corp. Class A	1,301,400	2,621
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	2,612
*	Cambricon Technologies Corp. Ltd. Class A	172,017	2,611
	Tian Di Science & Technology Co. Ltd. Class A	3,268,145	2,610
	YongXing Special Materials Technology Co. Ltd. Class A	419,190	2,605
	Bethel Automotive Safety Systems Co. Ltd. Class A	361,600	2,601
	Sunwoda Electronic Co. Ltd. Class A	1,592,204	2,589
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	2,589
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	2,588
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	11,603,752	2,586
	China Great Wall Securities Co. Ltd. Class A	2,532,100	2,586
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,124,400	2,585
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,581
*	Unisplendour Corp. Ltd. Class A	1,193,152	2,580
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	2,580

		Shares	Market Value ($000)
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,572
	Bank of Chongqing Co. Ltd. Class A	2,671,659	2,567
	C&D Property Management Group Co. Ltd.	6,096,088	2,562
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,908,101	2,562
*,2	CARsgen Therapeutics Holdings Ltd.	5,055,000	2,555
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	2,552
*	Guolian Securities Co. Ltd. Class A	1,799,100	2,552
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	2,545
	Hang Zhou Great Star Industrial Co. Ltd. Class A	978,500	2,542
	Xuji Electric Co. Ltd. Class A	920,400	2,542
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	2,541
*,1	Yatsen Holding Ltd. ADR	4,103,470	2,540
*,2	Yidu Tech Inc.	5,787,795	2,536
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	2,533
*,1	Agile Group Holdings Ltd.	29,022,040	2,532
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,677,590	2,529
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	2,524
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,524
	TCL Electronics Holdings Ltd.	8,071,213	2,523
	Zhongjin Gold Corp. Ltd. Class A	1,921,200	2,523
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	2,523
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,521
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	2,516
	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,514
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,514
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	2,512
	Yunnan Tin Co. Ltd. Class A	1,429,273	2,508
*,1,2	CanSino Biologics Inc. Class H	1,197,102	2,494
	Datang International Power Generation Co. Ltd. Class A	7,313,411	2,486
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	859,900	2,483
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	2,478
	Kingnet Network Co. Ltd. Class A	1,873,000	2,476
	Beijing Tiantan Biological Products Corp. Ltd. Class A	673,960	2,475
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,474
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	2,474
	Thunder Software Technology Co. Ltd. Class A	352,928	2,465
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,461
*	FIH Mobile Ltd.	39,219,562	2,459
	Xiamen Faratronic Co. Ltd. Class A	204,220	2,448
	Xiangcai Co. Ltd. Class A	2,377,242	2,441
	Jiangsu Yangnong Chemical Co. Ltd. Class A	355,810	2,438
*	Hainan Airport Infrastructure Co. Ltd. Class A	4,992,379	2,428
*	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,425
	BBMG Corp. Class H	30,982,454	2,418
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	2,411
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	2,410
	INESA Intelligent Tech Inc. Class B	4,838,246	2,407
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,407
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	2,407
	GalaxyCore Inc. Class A	1,057,439	2,407
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	2,403
	Qilu Bank Co. Ltd. Class A	4,116,985	2,402
	CECEP Wind-Power Corp. Class A	6,070,147	2,401
	Giant Network Group Co. Ltd. Class A	1,873,300	2,399
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	2,397
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	2,395
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	2,392
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,382

		Shares	Market Value ($000)
	JiuGui Liquor Co. Ltd. Class A	275,000	2,382
	AVICOPTER plc Class A	517,991	2,377
*	Beijing Shiji Information Technology Co. Ltd. Class A	2,398,177	2,372
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	2,365
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,362
	Xingda International Holdings Ltd.	11,883,921	2,353
	Newland Digital Technology Co. Ltd. Class A	1,070,097	2,352
	West China Cement Ltd.	29,628,756	2,349
	StarPower Semiconductor Ltd. Class A	132,554	2,349
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,347
[1]	China Meidong Auto Holdings Ltd.	6,664,558	2,344
	Tangshan Jidong Cement Co. Ltd. Class A	2,918,800	2,329
	Ingenic Semiconductor Co. Ltd. Class A	351,646	2,329
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	2,326
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,325
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,323
*	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,320
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,833,449	2,316
	Shanghai Haixin Group Co. Class B	7,509,733	2,312
*	National Silicon Industry Group Co. Ltd. Class A	1,169,739	2,309
	Amlogic Shanghai Co. Ltd. Class A	373,373	2,309
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,304
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,301
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	2,299
	Ecovacs Robotics Co. Ltd. Class A	515,840	2,297
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	2,295
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,294
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,380,450	2,291
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	2,289
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	2,285
*	DingDong Cayman Ltd. ADR	1,614,643	2,277
	China International Marine Containers Group Co. Ltd. Class A	2,041,550	2,274
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,272
	IKD Co. Ltd. Class A	876,568	2,270
	Huaxin Cement Co. Ltd. Class A	1,238,181	2,270
	Sichuan Expressway Co. Ltd. Class H	7,097,253	2,269
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	2,259
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,256
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	2,256
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,254
*	Topchoice Medical Corp. Class A	271,779	2,253
*	Hainan Meilan International Airport Co. Ltd. Class H	2,999,641	2,253
	Yunnan Copper Co. Ltd. Class A	1,599,700	2,251
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	2,244
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,600	2,238
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,237
	Northeast Securities Co. Ltd. Class A	2,402,200	2,237
	Hubei Dinglong Co. Ltd. Class A	927,300	2,233
*	CMGE Technology Group Ltd.	16,924,990	2,227
	Weihai Guangwei Composites Co. Ltd. Class A	677,984	2,218
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,216
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,215
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	2,211
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	2,210
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	531,482	2,208
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	2,200
	Joinn Laboratories China Co. Ltd. Class A	954,382	2,200
	Accelink Technologies Co. Ltd. Class A	724,100	2,198

		Shares	Market Value ($000)
	Goneo Group Co. Ltd. Class A	168,971	2,189
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,727,490	2,178
	Gemdale Corp. Class A	3,857,884	2,173
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,161
	Digital China Group Co. Ltd. Class A	677,400	2,158
*,2	Mobvista Inc.	5,913,000	2,158
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,562,100	2,149
	Jiangsu Expressway Co. Ltd. Class A	1,353,375	2,148
	Shenzhen SC New Energy Technology Corp. Class A	271,506	2,139
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,138
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	2,136
	Shenzhen Kedali Industry Co. Ltd. Class A	226,505	2,133
	Chengxin Lithium Group Co. Ltd. Class A	754,270	2,131
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	2,125
	iRay Technology Co. Ltd. Class A	71,008	2,123
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	2,121
	Sinotruk Jinan Truck Co. Ltd. Class A	1,086,919	2,117
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	2,115
*	SOHO China Ltd.	25,340,856	2,114
	Hangjin Technology Co. Ltd. Class A	636,200	2,112
	JA Solar Technology Co. Ltd. Class A	883,891	2,105
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,225,222	2,103
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,330,940	2,102
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,090
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	2,087
	Beijing Roborock Technology Co. Ltd. Class A	52,176	2,085
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,084
*	Skshu Paint Co. Ltd. Class A	414,569	2,080
	Qingdao TGOOD Electric Co. Ltd. Class A	885,418	2,077
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,077
	Sonoscape Medical Corp. Class A	415,061	2,073
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,069
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,058
	Risen Energy Co. Ltd. Class A	995,059	2,041
*	Jiangsu Hoperun Software Co. Ltd. Class A	747,700	2,040
*,2	Ocumension Therapeutics	3,163,327	2,037
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,035
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	2,032
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,031
	Hongfa Technology Co. Ltd. Class A	649,819	2,030
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,029
[1]	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	2,022
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	2,017
	Central China Securities Co. Ltd. Class A	4,044,600	2,014
	KPC Pharmaceuticals Inc. Class A	784,700	2,009
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	3,447,500	2,004
*,1,2,3	Redco Properties Group Ltd.	11,748,787	1,999
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	1,999
	Venustech Group Inc. Class A	775,074	1,997
	Huali Industrial Group Co. Ltd. Class A	270,358	1,997
[2]	Medlive Technology Co. Ltd.	2,525,500	1,990
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	1,988
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,981,868	1,987
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	1,980
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	1,970
*	Talkweb Information System Co. Ltd. Class A	1,235,783	1,969
*,1	Ming Yuan Cloud Group Holdings Ltd.	7,394,192	1,966
	BBMG Corp. Class A	7,690,291	1,961

		Shares	Market Value ($000)
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	1,957
	Zhongtai Securities Co. Ltd. Class A	2,145,300	1,953
	Gansu Energy Chemical Co. Ltd. Class A	4,745,472	1,950
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,046,680	1,947
[2]	Sunac Services Holdings Ltd.	9,528,777	1,947
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,946
*	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	1,939
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	1,937
*	Q Technology Group Co. Ltd.	5,484,379	1,935
	DHC Software Co. Ltd. Class A	2,776,500	1,934
*	Shenzhen Airport Co. Ltd. Class A	2,236,800	1,931
	Goldwind Science & Technology Co. Ltd. Class A	1,985,858	1,930
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	1,925
*,1	Cosmopolitan International Holdings Ltd.	7,719,465	1,925
	Canmax Technologies Co. Ltd. Class A	701,123	1,923
*	BTG Hotels Group Co. Ltd. Class A	981,188	1,913
	Wuhan Jingce Electronic Group Co. Ltd. Class A	257,761	1,912
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	1,911
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	1,909
*	Isoftstone Information Technology Group Co. Ltd. Class A	437,500	1,908
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	1,904
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	1,904
	Maanshan Iron & Steel Co. Ltd. Class A	5,170,861	1,901
	Fujian Funeng Co. Ltd. Class A	1,646,634	1,900
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	1,896
	Shenergy Co. Ltd. Class A	1,871,400	1,891
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	767,586	1,889
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	1,889
	China Meheco Co. Ltd. Class A	1,291,309	1,888
	Zhejiang Huayou Cobalt Co. Ltd. Class A	543,575	1,887
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	1,882
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	1,878
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	1,876
	Ovctek China Inc. Class A	771,904	1,873
	Sinocare Inc. Class A	564,449	1,871
*	Visionox Technology Inc. Class A	1,643,272	1,865
	Xiamen Xiangyu Co. Ltd. Class A	2,093,901	1,857
	Glarun Technology Co. Ltd. Class A	1,186,100	1,855
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	1,854
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	1,853
	Weifu High-Technology Group Co. Ltd. Class A	826,241	1,852
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	10,721,600	1,852
	Xinjiang Tianshan Cement Co. Ltd. Class A	2,008,880	1,851
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	1,849
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	1,849
	Shanghai M&G Stationery Inc. Class A	433,200	1,849
	Leader Harmonious Drive Systems Co. Ltd. Class A	123,423	1,847
[2]	Pharmaron Beijing Co. Ltd. Class H	1,425,870	1,846
	Shanxi Coal International Energy Group Co. Ltd. Class A	783,700	1,844
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	1,841
*	Wuxi Taiji Industry Co. Ltd. Class A	2,381,953	1,838
[1]	Helens International Holdings Co. Ltd.	4,687,223	1,837
*	NavInfo Co. Ltd. Class A	2,031,819	1,836
*	Oriental Energy Co. Ltd. Class A	1,355,200	1,833
	Hexing Electrical Co. Ltd. Class A	456,320	1,832
	Shanghai Huafon Aluminium Corp. Class A	901,900	1,832
	Xiamen Bank Co. Ltd. Class A	2,587,906	1,830
	Anhui Yingjia Distillery Co. Ltd. Class A	260,800	1,829

		Shares	Market Value ($000)
	Zhuhai Huafa Properties Co. Ltd. Class A	1,966,400	1,828
*	Sichuan New Energy Power Co. Ltd. Class A	1,309,607	1,826
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,427,980	1,825
	Avary Holding Shenzhen Co. Ltd. Class A	744,640	1,816
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	1,811
*	Dada Nexus Ltd. ADR	956,916	1,809
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	1,807
*	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	1,804
	Jiangling Motors Corp. Ltd. Class A	617,478	1,804
	Comba Telecom Systems Holdings Ltd.	21,596,993	1,802
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	1,802
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	1,802
*	Chengtun Mining Group Co. Ltd. Class A	3,525,800	1,801
*	Bohai Leasing Co. Ltd. Class A	6,310,900	1,801
*	Loongson Technology Corp. Ltd. Class A	163,612	1,801
	Raytron Technology Co. Ltd. Class A	390,556	1,800
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,400,870	1,799
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	1,798
	GCL Energy Technology Co. Ltd. Class A	1,409,800	1,788
	China Kings Resources Group Co. Ltd. Class A	539,110	1,786
	Zhejiang Hailiang Co. Ltd. Class A	1,402,100	1,783
*,1,2	Alliance International Education Leasing Holdings Ltd.	12,633,000	1,783
	Yutong Bus Co. Ltd. Class A	843,300	1,781
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,775
*	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	1,770
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	1,768
[2]	Linklogis Inc. Class B	12,189,793	1,761
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,760
	HLA Group Corp. Ltd. Class A	1,643,599	1,760
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,758
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	546,595	1,757
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	577,923	1,756
	Shandong Publishing & Media Co. Ltd. Class A	1,297,287	1,755
*,1	Sino-Ocean Group Holding Ltd.	39,013,553	1,754
	Kaishan Group Co. Ltd. Class A	1,002,149	1,754
*	Sinopec Oilfield Service Corp. Class H	30,488,792	1,753
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	1,753
	Laobaixing Pharmacy Chain JSC Class A	463,596	1,752
	Oppein Home Group Inc. Class A	205,000	1,751
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,749
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	1,745
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	522,700	1,745
	Grandblue Environment Co. Ltd. Class A	811,936	1,737
	China South City Holdings Ltd.	52,997,084	1,735
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	1,734
*,1,2	Hope Education Group Co. Ltd.	45,195,194	1,734
	Intco Medical Technology Co. Ltd. Class A	631,800	1,714
	Taiji Computer Corp. Ltd. Class A	542,591	1,711
	Geovis Technology Co. Ltd. Class A	307,290	1,707
*	Beijing BDStar Navigation Co. Ltd. Class A	505,000	1,706
	Hunan Gold Corp. Ltd. Class A	1,130,420	1,705
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	1,705
	Yankershop Food Co. Ltd. Class A	196,603	1,696
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	1,694
*	Moody Technology Holdings Ltd.	45,009,730	1,694
*	Leo Group Co. Ltd. Class A	5,903,800	1,693
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	1,689

		Shares	Market Value ($000)
	Victory Giant Technology Huizhou Co. Ltd. Class A	814,662	1,679
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	1,677
*	Sinopec Oilfield Service Corp. Class A	6,875,700	1,675
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,102,488	1,673
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	113,997	1,663
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,566,086	1,658
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,657
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,657
	Harbin Boshi Automation Co. Ltd. Class A	973,925	1,656
	DBG Technology Co. Ltd. Class A	748,242	1,655
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	97,851	1,654
	Ningbo Xusheng Group Co. Ltd. Class A	882,240	1,654
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	1,648
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	468,944	1,646
	Jafron Biomedical Co. Ltd. Class A	659,726	1,643
	APT Medical Inc. Class A	30,193	1,641
	Hangzhou Lion Microelectronics Co. Ltd. Class A	572,480	1,630
	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,884	1,630
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	1,628
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	1,628
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	1,620
	Arcsoft Corp. Ltd. Class A	434,951	1,619
	Cathay Biotech Inc. Class A	264,211	1,613
*	Guangdong Golden Dragon Development Inc. Class A	983,400	1,608
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,328,938	1,607
	Valiant Co. Ltd. Class A	899,400	1,607
*	Sai Micro Electronics Inc. Class A	644,774	1,607
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,605
	East Group Co. Ltd. Class A	2,114,600	1,604
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,674,100	1,602
	Hoyuan Green Energy Co. Ltd. Class A	465,554	1,602
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	196,070	1,600
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	932,202	1,597
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	1,595
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	1,595
	Caida Securities Co. Ltd. Class A	1,539,600	1,594
	Hisense Visual Technology Co. Ltd. Class A	516,200	1,593
	Chongqing Department Store Co. Ltd. Class A	406,400	1,592
*	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,589
	GoodWe Technologies Co. Ltd. Class A	121,954	1,585
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,584
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	1,581
	Beijing United Information Technology Co. Ltd. Class A	641,287	1,580
	Angang Steel Co. Ltd. Class A	4,720,450	1,579
	Dajin Heavy Industry Co. Ltd. Class A	598,500	1,579
	Gaona Aero Material Co. Ltd. Class A	771,520	1,578
[2]	China East Education Holdings Ltd.	5,453,627	1,577
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,568
	Hainan Haide Capital Management Co. Ltd. Class A	1,222,160	1,566
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,564
	CSSC Science & Technology Co. Ltd. Class A	700,200	1,563
	Do-Fluoride New Materials Co. Ltd. Class A	923,300	1,561
	Shenzhen Expressway Corp. Ltd. Class A	1,225,048	1,561
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,145,278	1,560
	Eastern Communications Co. Ltd. Class B	4,633,259	1,556
	Oriental Pearl Group Co. Ltd. Class A	1,636,200	1,556
	China World Trade Center Co. Ltd. Class A	649,700	1,554
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,553

		Shares	Market Value ($000)
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	1,552
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	1,550
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	1,550
*	Ourpalm Co. Ltd. Class A	2,521,175	1,546
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,544
*	Gree Real Estate Co. Ltd. Class A	1,853,769	1,544
	Sinolink Securities Co. Ltd. Class A	1,322,200	1,543
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	1,543
	Wolong Electric Group Co. Ltd. Class A	1,162,300	1,543
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,538
	Wasu Media Holding Co. Ltd. Class A	1,649,700	1,538
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	1,537
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,536
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,535
*	Shandong Hi-Speed New Energy Group Ltd.	6,552,861	1,535
	Pylon Technologies Co. Ltd. Class A	137,555	1,533
	3peak Inc. Class A	112,424	1,533
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,528
	Xi'an Triangle Defense Co. Ltd. Class A	480,920	1,526
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	1,525
	CETC Digital Technology Co. Ltd. Class A	640,150	1,524
	Foran Energy Group Co. Ltd. Class A	947,405	1,522
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,518
	Wuxi Autowell Technology Co. Ltd. Class A	152,180	1,518
*	Shenzhen Goodix Technology Co. Ltd. Class A	207,600	1,517
[2]	Red Star Macalline Group Corp. Ltd. Class H	6,526,764	1,516
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,510
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	67,919	1,510
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	1,505
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	1,502
	Shanghai Bailian Group Co. Ltd. Class B	3,078,364	1,499
	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,495
	China XD Electric Co. Ltd. Class A	2,105,883	1,495
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	1,488
	Jilin Electric Power Co. Ltd. Class A	2,676,400	1,487
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	1,484
	Shede Spirits Co. Ltd. Class A	128,300	1,480
	Perfect World Co. Ltd. Class A	1,102,250	1,468
	Chinalin Securities Co. Ltd. Class A	913,000	1,467
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	1,461
	Longshine Technology Group Co. Ltd. Class A	970,856	1,461
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,460
*	Antong Holdings Co. Ltd. Class A	4,679,400	1,460
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,277,507	1,459
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	2,381,397	1,459
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,458
*,1	Youdao Inc. ADR	427,583	1,458
	Nanjing Securities Co. Ltd. Class A	1,404,900	1,458
	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,457
[2]	Midea Real Estate Holding Ltd.	2,705,935	1,450
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	1,446
*	Greenland Holdings Corp. Ltd. Class A	4,907,200	1,444
	Dian Diagnostics Group Co. Ltd. Class A	594,000	1,441
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,438
	Edifier Technology Co. Ltd. Class A	850,900	1,438
*,1	HUYA Inc. ADR	468,015	1,437
	Yangling Metron New Material Inc. Class A	423,700	1,435

		Shares	Market Value ($000)
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	1,430
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	840,000	1,428
	Suofeiya Home Collection Co. Ltd. Class A	659,700	1,427
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,418
	Shenzhen Dynanonic Co. Ltd. Class A	245,166	1,417
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,411
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	1,411
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,405
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,404
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,404
*	MOG Digitech Holdings Ltd.	7,369,064	1,404
	Jinduicheng Molybdenum Co. Ltd. Class A	1,100,100	1,399
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,399
*	Jiangxi Ganneng Co. Ltd. Class A	1,253,000	1,398
	ORG Technology Co. Ltd. Class A	2,629,700	1,395
	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	1,395
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,394
	Fibocom Wireless Inc. Class A	726,408	1,394
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	4,742,274	1,393
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	927,700	1,392
	Shenzhen Envicool Technology Co. Ltd. Class A	520,137	1,392
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,195,840	1,391
	Electric Connector Technology Co. Ltd. Class A	317,622	1,388
	CITIC Heavy Industries Co. Ltd. Class A	2,697,687	1,388
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,385
	Foryou Corp. Class A	456,390	1,382
[1,2]	Everbright Securities Co. Ltd. Class H	2,219,632	1,379
	C&S Paper Co. Ltd. Class A	1,196,908	1,379
	China Merchants Port Group Co. Ltd. Class A	581,974	1,379
*	DouYu International Holdings Ltd. ADR	1,784,129	1,379
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,378
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	250,900	1,378
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,374
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,369
	Xiamen Amoytop Biotech Co. Ltd. Class A	195,362	1,368
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,367
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,367
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	479,300	1,366
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,362
	Tibet Mineral Development Co. Class A	454,900	1,362
	JCHX Mining Management Co. Ltd. Class A	256,000	1,361
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,358
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,357
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,356
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	1,355
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,352
*	China Tianying Inc. Class A	2,447,700	1,350
	First Tractor Co. Ltd. Class A	744,400	1,349
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	1,348
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,346
	City Development Environment Co. Ltd. Class A	880,900	1,345
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,343
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,342
	Jingjin Equipment Inc. Class A	549,340	1,340
	Xinhuanet Co. Ltd. Class A	470,135	1,339
	Piotech Inc. Class A	59,146	1,339
	Zhejiang Longsheng Group Co. Ltd. Class A	1,245,900	1,336
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,047,900	1,331

		Shares	Market Value ($000)
	MLS Co. Ltd. Class A	1,374,116	1,326
	Jiangsu Azure Corp. Class A	1,435,900	1,326
*	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,325
	Guangdong Advertising Group Co. Ltd. Class A	2,015,300	1,324
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,323
	Kehua Data Co. Ltd. Class A	451,480	1,323
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	1,323
*	Fujian Kuncai Material Technology Co. Ltd. Class A	202,000	1,323
	Baowu Magnesium Technology Co. Ltd. Class A	625,866	1,322
	Norinco International Cooperation Ltd. Class A	872,185	1,320
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,318
	China Kepei Education Group Ltd.	8,583,574	1,318
	Xinxiang Richful Lube Additive Co. Ltd. Class A	247,190	1,317
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,314
*	Tianfeng Securities Co. Ltd. Class A	3,188,700	1,313
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,313
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,312
	CMST Development Co. Ltd. Class A	1,922,706	1,311
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	1,311
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,308
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	1,308
*	ASR Microelectronics Co. Ltd. Class A	203,873	1,308
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,307
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	2,312,300	1,305
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,303
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	459,462	1,299
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,297
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,297
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,294
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,292
	Wuhan DR Laser Technology Corp. Ltd. Class A	220,416	1,290
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	163,900	1,288
	Daan Gene Co. Ltd. Class A	1,241,370	1,287
	Ausnutria Dairy Corp. Ltd.	4,025,000	1,285
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,271,974	1,284
*	Beijing North Star Co. Ltd. Class A	5,026,781	1,283
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,278
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	1,278
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	1,277
	Shanghai Haohai Biological Technology Co. Ltd. Class A	104,038	1,277
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,276
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,276
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,275
	Anhui Guangxin Agrochemical Co. Ltd. Class A	715,008	1,275
	Jiuzhitang Co. Ltd. Class A	1,115,301	1,270
	Riyue Heavy Industry Co. Ltd. Class A	937,561	1,265
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,207,100	1,263
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,260
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	1,259
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	271,400	1,258
*	STO Express Co. Ltd. Class A	1,295,147	1,257
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,257
*	Beijing Compass Technology Development Co. Ltd. Class A	210,900	1,257
	Sanquan Food Co. Ltd. Class A	782,125	1,256
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,255
	CETC Potevio Science & Technology Co. Ltd. Class A	593,000	1,253
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,253

		Shares	Market Value ($000)
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	1,253
	Shaanxi Energy Investment Co. Ltd. Class A	1,096,725	1,252
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,251
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,250
	YGSOFT Inc. Class A	1,901,455	1,250
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,250
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	445,300	1,250
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	2,011,140	1,245
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,242
	Dongguan Yiheda Automation Co. Ltd. Class A	481,105	1,241
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,232
	Lao Feng Xiang Co. Ltd. Class A	142,228	1,228
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,226
*,1,2	CStone Pharmaceuticals	5,858,876	1,222
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,221
*	Qi An Xin Technology Group Inc. Class A	295,389	1,221
	Youngy Co. Ltd. Class A	219,700	1,220
	Baiyin Nonferrous Group Co. Ltd. Class A	3,567,400	1,219
*	SICC Co. Ltd. Class A	179,211	1,218
*	Pacific Securities Co. Ltd. Class A	2,713,400	1,216
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,216
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,213
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,211
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,317,800	1,211
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	1,208
	Tianshan Aluminum Group Co. Ltd. Class A	1,653,200	1,206
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	214,972	1,206
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,205
*	Lakala Payment Co. Ltd. Class A	660,500	1,203
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	1,203
	Levima Advanced Materials Corp. Class A	600,553	1,203
	Addsino Co. Ltd. Class A	1,350,000	1,199
*	Wintime Energy Group Co. Ltd. Class A	6,570,800	1,199
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,196
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,196
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	1,196
*	Alpha Group Class A	1,335,100	1,191
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,189
*	Shandong Humon Smelting Co. Ltd. Class A	927,700	1,187
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,186
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	1,826,200	1,186
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,446,000	1,185
	Guocheng Mining Co. Ltd. Class A	935,164	1,184
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,182
*	China Film Co. Ltd. Class A	723,532	1,180
	Zhejiang HangKe Technology Inc. Co. Class A	426,585	1,180
*	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	1,176
	Suning Universal Co. Ltd. Class A	3,542,392	1,176
*,1	LVGEM China Real Estate Investment Co. Ltd.	15,188,602	1,175
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,174
[1,2]	Joinn Laboratories China Co. Ltd. Class H	953,458	1,174
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,173
	China National Medicines Corp. Ltd. Class A	281,700	1,173
	Sineng Electric Co. Ltd. Class A	360,917	1,173
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,172
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	229,800	1,172
	Shanghai Stonehill Technology Co. Ltd. Class A	3,404,121	1,171
	Tasly Pharmaceutical Group Co. Ltd. Class A	584,000	1,169

		Shares	Market Value ($000)
	Qingdao Gaoce Technology Co. Ltd. Class A	312,169	1,168
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,167
	Xiamen Kingdomway Group Co. Class A	667,531	1,167
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,166
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,164
*	Yonghui Superstores Co. Ltd. Class A	3,399,100	1,160
	Jade Bird Fire Co. Ltd. Class A	685,772	1,160
	Moon Environment Technology Co. Ltd. Class A	794,000	1,158
*	IRICO Display Devices Co. Ltd. Class A	1,426,500	1,158
*	PCI Technology Group Co. Ltd. Class A	1,814,000	1,157
	Minmetals Capital Co. Ltd. Class A	1,632,100	1,156
	Chengzhi Co. Ltd. Class A	1,133,107	1,154
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	1,154
*	China TransInfo Technology Co. Ltd. Class A	940,000	1,153
*	Hybio Pharmaceutical Co. Ltd. Class A	839,100	1,151
	BOC International China Co. Ltd. Class A	798,300	1,151
	Goke Microelectronics Co. Ltd. Class A	183,500	1,151
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,151
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,147
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,144
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	870,400	1,142
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,060,020	1,142
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,141
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	1,141
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,140
	Porton Pharma Solutions Ltd. Class A	459,571	1,137
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,050,725	1,130
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,126
*	Xinfengming Group Co. Ltd. Class A	681,669	1,126
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,507,400	1,123
	Bluestar Adisseo Co. Class A	1,072,112	1,118
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,118
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	1,064,400	1,117
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,117
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,114
	Konfoong Materials International Co. Ltd. Class A	203,000	1,112
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,112
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,107
	Xinyu Iron & Steel Co. Ltd. Class A	2,250,100	1,107
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,107
*	BOE HC SemiTek Corp. Class A	1,584,500	1,106
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,105
	Hangzhou Shunwang Technology Co. Ltd. Class A	727,143	1,103
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,102
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,102
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	1,101
	Autohome Inc. Class A	179,728	1,096
	Qinhuangdao Port Co. Ltd. Class A	2,673,200	1,095
	Empyrean Technology Co. Ltd. Class A	101,183	1,095
	All Winner Technology Co. Ltd. Class A	492,830	1,093
	Shanghai Pret Composites Co. Ltd. Class A	897,960	1,092
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,092
	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,089
	Sichuan Teway Food Group Co. Ltd. Class A	699,942	1,088
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,088
	Hubei Yihua Chemical Industry Co. Ltd. Class A	930,400	1,085
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,423,595	1,084
	Sinofibers Technology Co. Ltd. Class A	372,623	1,084

		Shares	Market Value ($000)
*	Tongdao Liepin Group	2,184,451	1,083
	China Wafer Level CSP Co. Ltd. Class A	483,383	1,082
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,079
	Joyoung Co. Ltd. Class A	733,277	1,078
	Autobio Diagnostics Co. Ltd. Class A	164,505	1,078
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,077
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,076
*	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	1,075
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,074
*	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,074
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,074
	Kunshan Dongwei Technology Co. Ltd. Class A	221,003	1,074
	Shennan Circuits Co. Ltd. Class A	145,287	1,069
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	1,068
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,067
	Yusys Technologies Co. Ltd. Class A	644,320	1,066
	Nanjing Gaoke Co. Ltd. Class A	1,260,300	1,065
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	1,065
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,064
	Beijing eGOVA Co. Ltd. Class A	591,742	1,064
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,064
*	Jilin Yatai Group Co. Ltd. Class A	4,493,600	1,064
*	Chongqing Taiji Industry Group Co. Ltd. Class A	228,400	1,064
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,061
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,060
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,060
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	369,405	1,060
*	Wonders Information Co. Ltd. Class A	1,247,700	1,058
	Xianhe Co. Ltd. Class A	575,100	1,058
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	184,623	1,058
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,056
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,055
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	332,248	1,055
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,055
*	Niu Technologies ADR	598,668	1,054
	Opple Lighting Co. Ltd. Class A	479,456	1,053
*	Lifan Technology Group Co. Ltd. Class A	2,577,600	1,053
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,052
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,050
	B-Soft Co. Ltd. Class A	1,746,795	1,050
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,049
	China Enterprise Co. Ltd. Class A	1,995,331	1,049
*	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,047
	Guangdong Provincial Expressway Development Co. Ltd. Class A	821,800	1,046
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	1,046
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	1,045
	Lier Chemical Co. Ltd. Class A	767,622	1,044
	China Fangda Group Co. Ltd. Class B	4,654,845	1,042
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,042
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	1,042
	Huaxia Eye Hospital Group Co. Ltd. Class A	268,800	1,042
*	Shandong Xinchao Energy Corp. Ltd. Class A	2,679,100	1,040
	Huaan Securities Co. Ltd. Class A	1,664,800	1,040
	Tangrenshen Group Co. Ltd. Class A	1,270,500	1,040
	Henan Pinggao Electric Co. Ltd. Class A	607,300	1,040
	CSG Holding Co. Ltd. Class A	1,382,132	1,039
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,039
*	JS Corrugating Machinery Co. Ltd. Class A	610,600	1,038

		Shares	Market Value ($000)
	Andon Health Co. Ltd. Class A	209,366	1,036
	Hwatsing Technology Co. Ltd. Class A	50,262	1,035
*,1,2	Shimao Services Holdings Ltd.	9,158,563	1,034
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	96,886	1,034
	Guangdong South New Media Co. Ltd. Class A	222,495	1,033
	Keboda Technology Co. Ltd. Class A	138,400	1,032
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,031
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	327,793	1,030
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,029
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,029
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	1,029
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	1,028
*	Great Chinasoft Technology Co. Ltd. Class A	1,001,000	1,027
	Beijing Tongtech Co. Ltd. Class A	526,422	1,025
*	Tsinghua Tongfang Co. Ltd. Class A	1,295,600	1,025
*,1	Zhuguang Holdings Group Co. Ltd.	32,182,422	1,024
	Guangdong Aofei Data Technology Co. Ltd. Class A	890,070	1,024
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,023
	Western Region Gold Co. Ltd. Class A	713,000	1,023
*	China First Heavy Industries Co. Ltd. Class A	2,801,700	1,022
	Sichuan Changhong Electric Co. Ltd. Class A	1,736,200	1,020
	PNC Process Systems Co. Ltd. Class A	308,880	1,019
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,018
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,016
	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,012
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	1,012
	Eastern Communications Co. Ltd. Class A	819,500	1,008
*	CCCC Design & Consulting Group Co. Ltd. Class A	795,100	1,007
	CCCG Real Estate Corp. Ltd. Class A	731,300	1,006
	Anhui Huaheng Biotechnology Co. Ltd. Class A	71,204	1,006
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,004
	China Coal Xinji Energy Co. Ltd. Class A	1,216,330	1,004
*,1	KWG Group Holdings Ltd.	17,735,041	1,003
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,003
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	1,003
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	1,003
	China Petroleum Engineering Corp. Class A	2,303,400	1,002
	Camel Group Co. Ltd. Class A	1,012,512	999
*	Beiqi Foton Motor Co. Ltd. Class A	2,949,100	998
	ACM Research Shanghai Inc. Class A	92,349	997
	Three's Co. Media Group Co. Ltd. Class A	140,632	996
*	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	996
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	994
	Jiangsu ToLand Alloy Co. Ltd. Class A	347,750	994
	Cheng De Lolo Co. Ltd. Class A	929,868	993
	Beijing Capital Development Co. Ltd. Class A	2,560,813	991
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	991
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	989
*	Shanghai DZH Ltd. Class A	891,100	986
*	Jinke Properties Group Co. Ltd. Class A	4,716,739	985
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	985
*	YaGuang Technology Group Co. Ltd. Class A	1,311,300	985
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	984
	Yunda Holding Co. Ltd. Class A	1,130,885	983
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	228,159	981
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	979

		Shares	Market Value ($000)
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	977
	Skyworth Digital Co. Ltd. Class A	701,757	977
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,012,900	977
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	976
*	NanJi E-Commerce Co. Ltd. Class A	2,289,093	973
	Red Star Macalline Group Corp. Ltd. Class A	2,095,464	972
	Sino Biological Inc. Class A	108,269	972
*	Sangfor Technologies Inc. Class A	127,679	970
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	202,300	969
	Quectel Wireless Solutions Co. Ltd. Class A	199,918	966
	Shanghai Belling Co. Ltd. Class A	574,800	965
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	964
*	Lancy Co. Ltd. Class A	396,400	964
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	199,829	964
	Jinhui Liquor Co. Ltd. Class A	349,682	963
	Jinneng Science&Technology Co. Ltd. Class A	986,880	961
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	960
	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	960
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	224,890	958
	Jiangsu Financial Leasing Co. Ltd. Class A	1,429,900	956
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	949
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	581,500	948
*	Beijing SuperMap Software Co. Ltd. Class A	455,102	947
*	China Express Airlines Co. Ltd. Class A	1,222,790	947
	Hainan Poly Pharm Co. Ltd. Class A	396,876	946
	Wuxi NCE Power Co. Ltd. Class A	225,587	945
	Shantui Construction Machinery Co. Ltd. Class A	1,241,100	941
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	937
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	4,065,300	936
	Rockchip Electronics Co. Ltd. Class A	145,199	935
	Zhuhai CosMX Battery Co. Ltd. Class A	500,235	935
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	933
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	520,052	931
*	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	931
	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	930
	Kingfa Sci & Tech Co. Ltd. Class A	1,082,100	929
*	China Hainan Rubber Industry Group Co. Ltd. Class A	1,622,000	929
*	Nanjing Tanker Corp. Class A	2,195,871	929
	Liaoning Cheng Da Co. Ltd. Class A	643,300	927
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	884,000	927
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	926
	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	926
	Wellhope Foods Co. Ltd. Class A	921,083	924
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	552,900	923
	Qingdao Port International Co. Ltd. Class A	951,020	920
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	655,700	920
	Fulin Precision Co. Ltd. Class A	953,570	919
*	Minmetals Development Co. Ltd. Class A	774,210	918
	Guizhou Chanhen Chemical Corp. Class A	441,000	916
	Nuode New Materials Co. Ltd. Class A	1,508,846	911
	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	909
	Grinm Advanced Materials Co. Ltd. Class A	676,800	904
*	Kidswant Children Products Co. Ltd. Class A	985,213	903
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	900
	Hongta Securities Co. Ltd. Class A	875,000	894
	Pacific Textiles Holdings Ltd.	5,618,123	892
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	690,193	892

		Shares	Market Value ($000)
	Jiajiayue Group Co. Ltd. Class A	610,605	892
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	892
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	892
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	891
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	890
	AVIC Chengdu UAS Co. Ltd. Class A	206,479	890
	Shandong Xiantan Co. Ltd. Class A	1,040,300	889
	Hunan Changyuan Lico Co. Ltd. Class A	1,135,273	888
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	884
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	883
*	BeiGene Ltd. Class A	58,838	883
	Hunan Aihua Group Co. Ltd. Class A	392,897	881
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	376,661	880
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	230,100	879
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	878
	Xinhu Zhongbao Co. Ltd. Class A	2,981,200	876
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	875
	Hoymiles Power Electronics Inc. Class A	33,500	875
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	874
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	873
	Shanghai Chinafortune Co. Ltd. Class A	446,500	871
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	869
	Bank of Lanzhou Co. Ltd. Class A	2,417,700	868
	Sinochem International Corp. Class A	1,572,300	866
	Qingdao Hanhe Cable Co. Ltd. Class A	1,790,630	866
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	864
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	864
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,455,700	863
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	863
	Hainan Jinpan Smart Technology Co. Ltd. Class A	179,236	862
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	861
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	861
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	537,901	858
*	COL Group Co. Ltd. Class A	327,300	857
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	856
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	856
	Luyang Energy-Saving Materials Co. Ltd.	458,998	856
*	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	855
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	855
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	855
	Amoy Diagnostics Co. Ltd. Class A	362,970	854
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	853
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	852
*	Anyang Iron & Steel Inc. Class A	3,158,700	852
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	851
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	851
	Guangzhou Development Group Inc. Class A	1,132,700	848
	Wencan Group Co. Ltd. Class A	245,885	848
	China Railway Construction Heavy Industry Corp. Ltd. Class A	1,598,303	848
	Sumavision Technologies Co. Ltd. Class A	1,459,200	847
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	845
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	844
*	Zhejiang Jingu Co. Ltd. Class A	1,054,612	844
	Winall Hi-Tech Seed Co. Ltd. Class A	855,960	844
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	843
	Wushang Group Co. Ltd. Class A	797,600	842

		Shares	Market Value ($000)
	Shanghai AtHub Co. Ltd. Class A	383,838	842
	Shanghai Medicilon Inc. Class A	142,305	842
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	147,000	840
*	Orient Group Inc. Class A	3,504,600	840
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	839
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	838
*	Sinocelltech Group Ltd. Class A	160,541	836
*	Xian International Medical Investment Co. Ltd. Class A	947,000	832
	Tibet Urban Development & Investment Co. Ltd. Class A	653,100	830
	China Railway Hi-tech Industry Co. Ltd. Class A	797,300	828
	Tianjin Port Co. Ltd. Class A	1,446,529	826
*	Polaris Bay Group Co. Ltd. Class A	810,100	826
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	825
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	503,169	824
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	823
	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	822
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	821
*	INKON Life Technology Co. Ltd. Class A	743,300	821
	Sany Renewable Energy Co. Ltd. Class A	234,445	821
	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	818
*	Topsec Technologies Group Inc. Class A	854,400	817
	Sino GeoPhysical Co. Ltd. Class A	499,863	817
	Wangfujing Group Co. Ltd. Class A	421,500	815
*	Focused Photonics Hangzhou Inc. Class A	469,100	815
	China Southern Power Grid Energy Storage Co. Ltd. Class A	675,300	813
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	531,400	812
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,233,600	812
	Visual China Group Co. Ltd. Class A	497,697	810
	Anhui Heli Co. Ltd. Class A	330,200	809
*	Farasis Energy Gan Zhou Co. Ltd. Class A	480,518	808
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	805
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	805
	Winner Medical Co. Ltd. Class A	187,129	805
	State Grid Yingda Co. Ltd. Class A	1,300,669	804
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	804
	Hangzhou Iron & Steel Co. Class A	1,286,900	804
	KBC Corp. Ltd. Class A	125,594	802
	ZWSOFT Co. Ltd. Guangzhou Class A	79,643	802
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	336,000	802
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	800
	ADAMA Ltd. Class A	933,088	798
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	797
	China Science Publishing & Media Ltd. Class A	239,500	797
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	796
	Jiangzhong Pharmaceutical Co. Ltd. Class A	267,800	795
	BMC Medical Co. Ltd. Class A	57,100	794
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	791
	Triangle Tyre Co. Ltd. Class A	397,800	791
*	Archermind Technology Nanjing Co. Ltd. Class A	156,995	789
	Goldenmax International Group Ltd. Class A	858,300	788
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	788
	Shandong Iron & Steel Co. Ltd. Class A	4,341,200	786
*	Huafu Fashion Co. Ltd. Class A	1,846,024	784
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	782
	Luoniushan Co. Ltd. Class A	1,132,600	781
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,226,351	781
*	CanSino Biologics Inc. Class A	108,088	781
	Edan Instruments Inc. Class A	671,600	781

		Shares	Market Value ($000)
*	Shengda Resources Co. Ltd. Class A	648,000	779
	COFCO Sugar Holding Co. Ltd. Class A	661,500	779
	Bank of Xi'an Co. Ltd. Class A	1,640,339	777
	Innuovo Technology Co. Ltd. Class A	1,168,300	777
	Willfar Information Technology Co. Ltd. Class A	227,740	776
	Loncin Motor Co. Ltd. Class A	1,213,000	775
	Shenzhen Click Technology Co. Ltd. Class A	554,900	774
	Jinlei Technology Co. Ltd. Class A	300,359	773
	Beyondsoft Corp. Class A	610,300	772
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	771
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	768
	China Harzone Industry Corp. Ltd. Class A	841,475	766
	Bafang Electric Suzhou Co. Ltd. Class A	155,120	766
	Kingsemi Co. Ltd. Class A	61,300	765
*	Shenyang Machine Tool Co. Ltd. Class A	914,500	765
*	Sensteed Hi-tech Group Class A	4,040,100	764
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	763
	Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	763
	Beijing Dahao Technology Corp. Ltd. Class A	578,880	763
	Shenzhen Das Intellitech Co. Ltd. Class A	2,018,100	762
	Lingyun Industrial Corp. Ltd. Class A	621,200	762
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,150,600	759
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	758
*	5I5J Holding Group Co. Ltd. Class A	2,864,381	755
	Huaming Power Equipment Co. Ltd. Class A	375,200	755
	Shanghai Environment Group Co. Ltd. Class A	628,000	754
	QuakeSafe Technologies Co. Ltd. Class A	422,442	754
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,365,100	754
	Truking Technology Ltd. Class A	666,100	754
	Jiangsu Cnano Technology Co. Ltd. Class A	291,265	754
	Liaoning Chengda Biotechnology Co. Ltd. Class A	196,155	753
*	Sanwei Holding Group Co. Ltd. Class A	427,000	752
	PhiChem Corp. Class A	472,160	751
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	750
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	749
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	748
	Jihua Group Corp. Ltd. Class A	1,986,800	747
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	747
	JSTI Group Class A	1,085,980	745
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	745
*	Henan Zhongfu Industry Co. Ltd. Class A	1,810,900	744
	Juewei Food Co. Ltd. Class A	265,364	742
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	741
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	741
	Micro-Tech Nanjing Co. Ltd. Class A	72,077	740
	Piesat Information Technology Co. Ltd. Class A	238,662	738
	Aisino Corp. Class A	613,200	737
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	735
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	734
	Shenzhen CECport Technologies Co. Ltd. Class A	295,100	733
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	732
*	Zotye Automobile Co. Ltd. Class A	2,255,300	732
*	CETC Chips Technology Inc. Class A	495,000	732
*	Shenzhen World Union Group Inc. Class A	2,523,380	731
*	China High Speed Transmission Equipment Group Co. Ltd.	4,221,236	728
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	344,994	727
*	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	727
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	726

		Shares	Market Value ($000)
	JL Mag Rare-Earth Co. Ltd. Class A	352,064	725
	DongFeng Automobile Co. Ltd. Class A	961,300	723
	Hualan Biological Vaccine Inc. Class A	238,100	722
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	720
	Beijing Haohua Energy Resource Co. Ltd. Class A	737,300	718
	Beijing Balance Medical Technology Co. Ltd. Class A	49,446	717
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	522,760	716
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	50,822	712
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	711
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	708
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	708
	Suplet Power Co. Ltd. Class A	507,650	708
	Top Resource Energy Co. Ltd. Class A	762,200	707
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	706
	Shanghai Datun Energy Resources Co. Ltd. Class A	334,400	706
*	Wuxi Boton Technology Co. Ltd. Class A	369,100	704
*	Bestechnic Shanghai Co. Ltd. Class A	46,434	704
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	703
	GRG Metrology & Test Group Co. Ltd. Class A	444,960	702
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	702
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	701
	KingClean Electric Co. Ltd. Class A	265,519	701
	Beijing CTJ Information Technology Co. Ltd. Class A	89,169	700
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	698
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,717,100	698
*	Deppon Logistics Co. Ltd. Class A	375,100	695
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	495,200	695
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	694
*	Holitech Technology Co. Ltd. Class A	2,698,600	694
	Eyebright Medical Technology Beijing Co. Ltd. Class A	36,907	694
	Shenma Industry Co. Ltd. Class A	780,300	694
	China West Construction Group Co. Ltd. Class A	788,377	693
	Xinzhi Group Co. Ltd. Class A	409,300	693
*,2	Viva Biotech Holdings	8,471,158	691
	Maccura Biotechnology Co. Ltd. Class A	421,315	689
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	568,942	687
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	686
*	Tech-Bank Food Co. Ltd. Class A	1,650,160	686
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	686
	Windey Energy Technology Group Co. Ltd. Class A	587,600	686
*	Hwa Create Co. Ltd. Class A	304,900	684
*	Xizang Zhufeng Resources Co. Ltd. Class A	543,640	683
*	HyUnion Holding Co. Ltd. Class A	943,800	683
	Kailuan Energy Chemical Co. Ltd. Class A	644,200	682
	Guobang Pharma Ltd. Class A	334,387	682
*	Wondershare Technology Group Co. Ltd. Class A	62,800	681
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	680
	Xilinmen Furniture Co. Ltd. Class A	322,900	680
	Sinosoft Co. Ltd. Class A	206,700	679
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	679
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	950,800	678
	Zhejiang Yinlun Machinery Co. Ltd. Class A	332,862	677
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	675
	Beijing Sifang Automation Co. Ltd. Class A	354,000	673
*	Shanghai Awinic Technology Co. Ltd. Class A	90,749	673
	Xi'an Bright Laser Technologies Co. Ltd. Class A	68,315	670
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	359,875	664
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	202,000	664

		Shares	Market Value ($000)
	CIMC Vehicles Group Co. Ltd. Class A	558,100	664
*	Blivex Energy Technology Co. Ltd. Class A	3,837,700	662
	China Publishing & Media Co. Ltd. Class A	600,000	660
*	Tianjin Trolia Information Technology Co. Ltd. Class A	1,571,000	658
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,505,600	657
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	509,100	656
*	Shanghai Anlogic Infotech Co. Ltd. Class A	176,890	656
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	655
	Shenzhen Tellus Holding Co. Ltd. Class A	275,900	654
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,936,266	653
	Unilumin Group Co. Ltd. Class A	842,477	650
*	Harbin Hatou Investment Co. Ltd. Class A	732,396	650
	Transfar Zhilian Co. Ltd. Class A	1,103,868	649
	Shandong Head Group Co. Ltd. Class A	312,967	648
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	648
	Henan Liliang Diamond Co. Ltd. Class A	177,300	648
	Sino Wealth Electronic Ltd. Class A	279,255	647
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	646
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	645
	Rianlon Corp. Class A	212,700	644
	NYOCOR Co. Ltd. Class A	871,200	644
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	639
	Jinko Power Technology Co. Ltd. Class A	1,444,700	638
	Zhejiang Huatong Meat Products Co. Ltd. Class A	267,800	638
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	1,083,000	637
*	Fushun Special Steel Co. Ltd. Class A	766,800	637
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	636
	Hangzhou Onechance Tech Corp. Class A	254,009	636
	Era Co. Ltd. Class A	974,000	635
*	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	630
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	628
	Wuxi Rural Commercial Bank Co. Ltd. Class A	888,900	628
	Black Peony Group Co. Ltd. Class A	854,300	626
	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	623
	Guangdong Hybribio Biotech Co. Ltd. Class A	649,135	621
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	621
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	167,637	621
	Xiamen Intretech Inc. Class A	319,260	620
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	620
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	483,991	619
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	163,480	619
	Marssenger Kitchenware Co. Ltd. Class A	342,300	619
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	731,872	618
	Yotrio Group Co. Ltd. Class A	1,733,900	614
	Nanjing Cosmos Chemical Co. Ltd. Class A	73,500	613
	Shunfa Hengye Corp. Class A	1,492,300	611
*	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	611
	Guangzhou Port Co. Ltd. Class A	1,438,500	611
	Xi'An Shaangu Power Co. Ltd. Class A	629,400	609
*	Double Medical Technology Inc. Class A	153,925	608
	Sinomach Automobile Co. Ltd. Class A	608,400	608
*	Zhongtong Bus Co. Ltd. Class A	600,900	606
*	CIG Shanghai Co. Ltd. Class A	125,300	606
*	Hongbo Co. Ltd. Class A	231,726	605
*	Vantone Neo Development Group Co. Ltd. Class A	842,700	604
	Suzhou Novosense Microelectronics Co. Ltd. Class A	41,979	603
	Estun Automation Co. Ltd. Class A	331,100	602
	XGD Inc. Class A	232,400	602

		Shares	Market Value ($000)
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	601
*	Chongqing Dima Industry Co. Ltd. Class A	3,302,900	599
*	Nations Technologies Inc. Class A	541,000	599
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	857,694	599
	Nanjing Vazyme Biotech Co. Ltd. Class A	190,188	598
*	Youzu Interactive Co. Ltd. Class A	441,400	596
	Baoji Titanium Industry Co. Ltd. Class A	176,742	596
	Digital China Information Service Group Co. Ltd. Class A	496,802	593
	BGI Genomics Co. Ltd. Class A	113,290	592
*	FESCO Group Co. Ltd. Class A	250,900	592
*	Triumph New Energy Co. Ltd. Class A	361,900	591
	Chengdu RML Technology Co. Ltd. Class A	95,150	591
	TRS Information Technology Corp. Ltd. Class A	353,400	589
*	Konka Group Co. Ltd. Class A	1,345,700	588
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	588
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	158,611	587
	Neway Valve Suzhou Co. Ltd. Class A	344,900	583
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	583
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	418,700	583
	Shenzhen Hopewind Electric Co. Ltd. Class A	199,280	582
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	52,234	579
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,512,200	578
	Dongfang Electronics Co. Ltd. Class A	576,600	577
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	78,100	577
*	Beijing Water Business Doctor Co. Ltd. Class A	813,300	575
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	574
	Client Service International Inc. Class A	412,050	573
*	Fujian Snowman Co. Ltd. Class A	661,700	572
	Dosilicon Co. Ltd. Class A	181,798	572
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	571
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	916,000	570
	Shinva Medical Instrument Co. Ltd. Class A	203,700	568
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	315,056	568
	Shanghai Jahwa United Co. Ltd. Class A	226,300	565
	Changchun BCHT Biotechnology Co. Ltd. Class A	86,488	565
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	564
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	564
	Chongqing Chuanyi Automation Co. Ltd. Class A	178,800	564
	Jinyu Bio-Technology Co. Ltd. Class A	495,900	563
*	Guangdong DFP New Material Group Co. Ltd.	1,078,400	562
	Dashang Co. Ltd. Class A	248,500	561
	ApicHope Pharmaceutical Co. Ltd. Class A	197,700	561
	XTC New Energy Materials Xiamen Co. Ltd. Class A	133,714	561
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	257,700	560
*	Beijing Sinohytec Co. Ltd. Class A	116,968	560
*	Sichuan Hongda Co. Ltd. Class A	946,600	560
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,014,300	556
	Advanced Fiber Resources Zhuhai Ltd. Class A	115,065	554
	Linktel Technologies Co. Ltd. Class A	54,500	553
	Shenzhen Hello Tech Energy Co. Ltd. Class A	72,079	552
	Anhui Xinhua Media Co. Ltd. Class A	607,900	549
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,464,500	547
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	546
	Ningbo Zhenyu Technology Co. Ltd. Class A	100,473	546
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	915,500	545
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	454,300	545
	Beijing Wandong Medical Technology Co. Ltd. Class A	294,200	544
	Ningbo Boway Alloy Material Co. Ltd. Class A	300,000	544

		Shares	Market Value ($000)
*,2	Archosaur Games Inc.	3,518,676	542
	Ligao Foods Co. Ltd. Class A	112,820	540
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	179,800	539
	East China Engineering Science & Technology Co. Ltd. Class A	508,975	537
	Triumph Science & Technology Co. Ltd. Class A	394,900	535
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	535
	Bros Eastern Co. Ltd. Class A	794,200	534
[2]	Qingdao Port International Co. Ltd. Class H	951,832	533
	Changjiang Publishing & Media Co. Ltd. Class A	538,700	533
	Monalisa Group Co. Ltd. Class A	338,185	533
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	741,800	533
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	532
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	544,100	532
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	138,200	532
	Chengdu Bright Eye Hospital Co. Ltd. Class A	61,000	531
*	Anhui Golden Seed Winery Co. Ltd. Class A	261,100	531
	Shanghai Bailian Group Co. Ltd. Class A	437,300	529
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	430,100	528
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	950,600	527
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	525
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	524
	Sichuan Injet Electric Co. Ltd. Class A	99,100	523
	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	521
	Shanghai Yaoji Technology Co. Ltd. Class A	185,200	518
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	517
	INESA Intelligent Tech Inc. Class A	382,700	515
*	China Grand Automotive Services Group Co. Ltd. Class A	2,437,800	513
*,3	China Fishery Group Ltd.	9,033,000	512
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	512
	Yueyang Forest & Paper Co. Ltd. Class A	754,835	508
*	New Guomai Digital Culture Co. Ltd. Class A	336,200	507
	Hainan Mining Co. Ltd. Class A	645,600	507
	Baoxiniao Holding Co. Ltd. Class A	590,900	505
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	232,874	503
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	499
*	New Journey Health Technology Group Co. Ltd. Class A	1,493,100	499
	Tianneng Battery Group Co. Ltd. Class A	144,857	498
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	776,230	497
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	496
*	Shenzhen Infinova Ltd. Class A	504,000	496
	Servyou Software Group Co. Ltd. Class A	139,400	495
	Blue Sail Medical Co. Ltd. Class A	663,503	494
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	386,800	493
	Appotronics Corp. Ltd. Class A	202,953	492
	Southern Publishing & Media Co. Ltd. Class A	312,100	491
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	455,800	490
	Central China Land Media Co. Ltd. Class A	371,800	490
*	Shenzhen SDG Information Co. Ltd. Class A	413,300	489
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	444,900	488
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	488
	Beijing Jingneng Power Co. Ltd. Class A	1,179,000	487
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,050,010	486
*	Rising Nonferrous Metals Share Co. Ltd. Class A	128,600	486
	OPT Machine Vision Tech Co. Ltd. Class A	47,524	485
	Shanghai SMI Holding Co. Ltd. Class A	966,100	484
	Toly Bread Co. Ltd. Class A	527,612	480
	Sichuan EM Technology Co. Ltd. Class A	383,000	480

		Shares	Market Value ($000)
	Shenzhen Topway Video Communication Co. Ltd. Class A	338,400	480
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	190,341	479
*	Chengdu Guoguang Electric Co. Ltd. Class A	49,579	477
*	Yijiahe Technology Co. Ltd. Class A	143,360	476
	China Animal Husbandry Industry Co. Ltd. Class A	372,400	475
	Shenzhen Topraysolar Co. Ltd. Class A	969,900	474
	Ningbo Yongxin Optics Co. Ltd. Class A	49,000	473
	Arctech Solar Holding Co. Ltd. Class A	47,831	473
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	2,004,307	472
	Beijing Gehua CATV Network Co. Ltd. Class A	486,966	472
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	470
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	470
	Guizhou Guihang Automotive Components Co. Ltd. Class A	318,100	469
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	183,700	467
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	464
*	Sinopec Oilfield Equipment Corp. Class A	487,340	460
*	Top Energy Co. Ltd. Shanxi Class A	505,400	460
	Elion Energy Co. Ltd. Class A	1,434,269	458
	Hangzhou Sunrise Technology Co. Ltd. Class A	226,100	458
	Dongfeng Electronic Technology Co. Ltd. Class A	367,509	455
*	Anhui Genuine New Materials Co. Ltd. Class A	518,343	455
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	97,900	455
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	453
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	626,900	450
	Focus Technology Co. Ltd. Class A	127,600	449
	TDG Holdings Co. Ltd. Class A	487,600	448
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	447
	Shanghai Tianchen Co. Ltd. Class A	375,200	445
*	Far East Smarter Energy Co. Ltd. Class A	885,400	443
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	82,354	443
*	QuantumCTek Co. Ltd. Class A	36,777	443
	Cinda Real Estate Co. Ltd. Class A	904,814	442
	Zhejiang Construction Investment Group Co. Ltd. Class A	361,400	441
	Henan Zhongyuan Expressway Co. Ltd. Class A	874,500	440
	Shenzhen Aisidi Co. Ltd. Class A	389,000	439
	Huadian Heavy Industries Co. Ltd. Class A	500,700	438
	Center International Group Co. Ltd. Class A	298,188	438
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	78,920	437
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	298,000	435
*	Harbin Pharmaceutical Group Co. Ltd. Class A	1,093,209	434
	Guangdong Marubi Biotechnology Co. Ltd. Class A	104,600	431
*	Taiyuan Heavy Industry Co. Ltd. Class A	1,431,700	431
	Semitronix Corp. Class A	59,801	430
*	North China Pharmaceutical Co. Ltd. Class A	684,100	429
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,204,700	428
	Shenzhen Xinyichang Technology Co. Ltd. Class A	44,646	428
	Range Intelligent Computing Technology Group Co. Ltd. Class A	154,400	426
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,488,900	423
	Jiangsu Amer New Material Co. Ltd. Class A	566,800	423
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	147,300	420
	Jangho Group Co. Ltd. Class A	487,700	420
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	418
	Zhongmin Energy Co. Ltd. Class A	742,600	414
*	Shenzhen Comix Group Co. Ltd. Class A	510,300	413
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	803,000	411
	Greatoo Intelligent Equipment Inc. Class A	899,800	410
	Primarius Technologies Co. Ltd. Class A	189,183	408
	IReader Technology Co. Ltd. Class A	189,000	407

		Shares	Market Value ($000)
*	Delixi New Energy Technology Co. Ltd. Class A	189,980	407
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	381,800	407
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	183,068	405
	Jinhong Gas Co. Ltd. Class A	161,940	403
	Guizhou Zhenhua E-chem Inc. Class A	202,435	402
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	62,514	401
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	201,800	400
	Zhongyuan Environment-Protection Co. Ltd. Class A	427,700	397
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	387,500	397
	Guotai Epoint Software Co. Ltd. Class A	122,998	396
	Zhejiang Hangmin Co. Ltd. Class A	402,300	395
*	Shanghai Milkground Food Tech Co. Ltd. Class A	200,200	395
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	514,800	395
[2]	China Everbright Greentech Ltd.	3,946,677	394
*	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	393
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	656,700	393
	Zhejiang Chengchang Technology Co. Ltd. Class A	62,490	391
	Guomai Technologies Inc. Class A	454,100	390
	Anhui Yingliu Electromechanical Co. Ltd. Class A	280,700	390
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	244,094	390
	Changzhou Qianhong Biopharma Co. Ltd. Class A	569,400	389
	Fujian Apex Software Co. Ltd. Class A	76,400	389
	Innovation New Material Technology Co. Ltd. Class A	655,800	386
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	338,500	385
*	Espressif Systems Shanghai Co. Ltd. Class A	34,249	385
	Rongan Property Co. Ltd. Class A	1,182,600	382
	Zhuzhou Times New Material Technology Co. Ltd. Class A	335,100	380
	Jenkem Technology Co. Ltd. Class A	37,841	380
	Shenzhen Noposin Crop Science Co. Ltd. Class A	383,600	379
	C*Core Technology Co. Ltd. Class A	141,467	379
	Northeast Pharmaceutical Group Co. Ltd. Class A	611,100	378
*	Neusoft Corp. Class A	352,800	376
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	158,500	375
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	282,400	374
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	421,600	372
*	Huaihe Energy Group Co. Ltd. Class A	1,132,900	372
*	Jiangsu Etern Co. Ltd. Class A	636,600	371
	Ningxia Building Materials Group Co. Ltd. Class A	203,400	371
*	Shanxi Guoxin Energy Corp. Ltd. Class A	744,300	369
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	420,400	369
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	670,878	369
*	Autel Intelligent Technology Corp. Ltd. Class A	148,007	361
	China Sports Industry Group Co. Ltd. Class A	335,600	361
	Ningxia Jiaze New Energy Co. Ltd. Class A	811,500	360
	Befar Group Co. Ltd. Class A	697,000	359
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	206,975	359
*	Datang Huayin Electric Power Co. Ltd. Class A	825,700	359
	Changzheng Engineering Technology Co. Ltd. Class A	209,800	358
	Giantec Semiconductor Corp. Class A	66,053	358
	Shandong Yulong Gold Co. Ltd. Class A	310,100	357
	Foshan Electrical & Lighting Co. Ltd. Class A	486,800	356
	Changshu Fengfan Power Equipment Co. Ltd. Class A	594,300	355
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	529,400	355
	Jiangxi Ganyue Expressway Co. Ltd. Class A	617,000	354
	Yuneng Technology Co. Ltd. Class A	31,482	354
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	311,600	353
	Fujian Expressway Development Co. Ltd. Class A	807,700	351
*	ChangYuan Technology Group Ltd. Class A	583,400	350

		Shares	Market Value ($000)
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	626,343	350
	Jiang Su Suyan Jingshen Co. Ltd. Class A	316,800	350
*	Beijing Teamsun Technology Co. Ltd. Class A	473,500	348
	Jiangsu Huaxicun Co. Ltd. Class A	385,900	347
	CITIC Press Corp. Class A	78,400	347
	Shanghai Industrial Development Co. Ltd. Class A	681,600	346
*,3	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	346
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	173,900	345
	Luxin Venture Capital Group Co. Ltd. Class A	243,600	342
	Guangxi LiuYao Group Co. Ltd. Class A	144,020	341
*	Guizhou Gas Group Corp. Ltd. Class A	355,600	339
	Guangdong Vanward New Electric Co. Ltd. Class A	288,200	337
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	275,200	337
*	UTour Group Co. Ltd. Class A	393,100	337
*	Ningxia Western Venture Industrial Co. Ltd. Class A	552,800	337
	CCS Supply Chain Management Co. Ltd. Class A	454,600	336
	China Southern Power Grid Technology Co. Ltd. Class A	114,240	333
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	766,700	333
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	793,100	332
*	Foshan Yowant Technology Co. Ltd. Class A	376,400	332
*	Hunan Corun New Energy Co. Ltd. Class A	626,800	331
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	300,100	330
	Time Publishing & Media Co. Ltd. Class A	224,100	330
	Sunstone Development Co. Ltd. Class A	209,600	329
	Hubei Century Network Technology Co. Ltd. Class A	188,400	329
	Tianjin Teda Co. Ltd. Class A	659,000	326
	Citic Offshore Helicopter Co. Ltd. Class A	254,200	326
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	179,187	325
*	Tellhow Sci-Tech Co. Ltd. Class A	458,400	325
*	Phenix Optical Co. Ltd. Class A	125,800	325
*	Pengxin International Mining Co. Ltd. Class A	951,900	325
	Xiamen Jihong Technology Co. Ltd. Class A	160,000	324
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,063,500	323
*	Zhewen Interactive Group Co. Ltd. Class A	520,800	322
	Sansure Biotech Inc. Class A	128,512	322
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	381,762	322
*	China CYTS Tours Holding Co. Ltd. Class A	223,000	321
*	Beken Corp. Class A	107,100	320
*	Hiconics Eco-energy Technology Co. Ltd. Class A	558,300	320
	Luolai Lifestyle Technology Co. Ltd. Class A	259,000	319
	Guizhou Tyre Co. Ltd. Class A	426,068	318
*	Guoguang Electric Co. Ltd. Class A	194,700	318
*	DBAPP Security Ltd. Class A	34,775	317
	Xiangyu Medical Co. Ltd. Class A	58,723	316
*	Gosuncn Technology Group Co. Ltd. Class A	732,100	315
	Suzhou Everbright Photonics Co. Ltd. Class A	58,437	315
	Guodian Nanjing Automation Co. Ltd. Class A	370,200	314
*	Shandong Chenming Paper Holdings Ltd. Class A	659,200	313
	Zhejiang Tony Electronic Co. Ltd. Class A	106,800	310
	ABA Chemicals Corp. Class A	407,300	310
	Jiangsu Hongdou Industrial Co. Ltd. Class A	850,900	309
*	Lecron Industrial Development Group Co. Ltd. Class A	477,000	309
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	79,632	306
	Stanley Agricultural Group Co. Ltd. Class A	380,600	306
*	Jishi Media Co. Ltd. Class A	1,352,700	305
	Chongqing Road & Bridge Co. Ltd. Class A	425,400	304
	Shenzhen Invt Electric Co. Ltd. Class A	333,900	304
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	319,300	303

		Shares	Market Value ($000)
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,319,100	303
	Hymson Laser Technology Group Co. Ltd. Class A	85,902	303
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	301
	Dlg Exhibitions & Events Corp. Ltd. Class A	251,400	300
	Bright Real Estate Group Co. Ltd. Class A	847,900	300
	China Oil HBP Science & Technology Co. Ltd. Class A	784,300	300
*	Huayi Brothers Media Corp. Class A	1,045,200	299
*	Gohigh Networks Co. Ltd. Class A	475,800	299
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	340,600	297
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	134,700	297
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	206,562	297
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	499,400	297
	Bestore Co. Ltd. Class A	134,958	295
*	Beijing Baination Pictures Co. Ltd. Class A	422,800	294
*	Guangdong Shaoneng Group Co. Ltd. Class A	548,400	294
	China Railway Tielong Container Logistics Co. Ltd. Class A	382,800	293
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	588,000	293
*	Hainan Haiyao Co. Ltd. Class A	561,400	293
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	255,800	292
*	Baotailong New Materials Co. Ltd. Class A	803,800	292
	Kuangda Technology Group Co. Ltd. Class A	534,300	291
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	351,100	290
*	Long Yuan Construction Group Co. Ltd. Class A	630,500	290
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	170,092	289
	Nanjing Pharmaceutical Co. Ltd. Class A	472,400	288
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	189,100	288
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	255,300	288
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	464,900	287
	Shanghai Hile Bio-Technology Co. Ltd. Class A	252,400	286
	Insigma Technology Co. Ltd. Class A	408,100	286
	Guangdong Guanhao High-Tech Co. Ltd. Class A	707,700	285
	Jiangsu Changbao Steeltube Co. Ltd. Class A	395,800	284
*	Enjoyor Technology Co. Ltd. Class A	351,200	283
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	251,600	281
	Motic Xiamen Electric Group Co. Ltd. Class A	232,100	281
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	469,000	280
	Zhuhai Port Co. Ltd. Class A	411,800	280
	Shanghai Zhezhong Group Co. Ltd. Class A	215,600	280
*	Greattown Holdings Ltd. Class A	691,300	278
	Joeone Co. Ltd. Class A	176,800	278
	Mesnac Co. Ltd. Class A	380,800	278
*	China Fortune Land Development Co. Ltd. Class A	1,341,100	277
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	622,600	277
	Cybrid Technologies Inc. Class A	159,900	277
*	Wuhan P&S Information Technology Co. Ltd. Class A	471,300	276
	Shanghai Baosteel Packaging Co. Ltd. Class A	356,200	276
	Merit Interactive Co. Ltd. Class A	180,900	275
	Hubei Chutian Smart Communication Co. Ltd. Class A	511,700	275
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	237,000	273
	Qingdao Citymedia Co. Ltd. Class A	295,200	273
*	Shanghai Guijiu Co. Ltd. Class A	147,000	272
	Shandong Lukang Pharma Class A	332,800	272
*	Henan Huanghe Whirlwind Co. Ltd. Class A	686,200	271
	Yechiu Metal Recycling China Ltd. Class A	889,000	271
*	Kingsignal Technology Co. Ltd. Class A	297,800	270
	Liaoning Energy Industry Co. Ltd. Class A	592,900	270
	Cangzhou Dahua Co. Ltd. Class A	180,600	269
	Jiangsu Yinhe Electronics Co. Ltd. Class A	425,100	269

		Shares	Market Value ($000)
*	Shenyang Jinbei Automotive Co. Ltd. Class A	487,700	269
	Qiming Information Technology Co. Ltd. Class A	154,200	269
*	Beijing Thunisoft Corp. Ltd. Class A	339,000	268
*	Nanfang Zhongjin Environment Co. Ltd. Class A	744,800	267
*	Guizhou Zhongyida Co. Ltd. Class A	313,800	267
*	AECC Aero Science & Technology Co. Ltd. Class A	126,600	266
	Zhende Medical Co. Ltd. Class A	102,100	266
*	Xinxiang Chemical Fiber Co. Ltd. Class A	688,087	266
	Hangzhou Jiebai Group Co. Ltd. Class A	316,676	265
*	CSG Smart Science&Technology Co. Ltd. Class A	351,000	265
	Guangdong Topstar Technology Co. Ltd. Class A	175,400	265
*	Jinzhou Port Co. Ltd. Class A	733,900	264
	North Electro-Optic Co. Ltd. Class A	208,100	264
*	Hanwang Technology Co. Ltd. Class A	111,200	264
	Jiangsu General Science Technology Co. Ltd. Class A	440,600	263
*	Guangdong Shirongzhaoye Co. Ltd. Class A	335,400	262
	China Wuyi Co. Ltd. Class A	678,600	261
*	EGing Photovoltaic Technology Co. Ltd. Class A	454,600	260
	Macmic Science & Technology Co. Ltd. Class A	63,581	260
	Hongrun Construction Group Co. Ltd. Class A	460,800	260
	Huaren Pharmaceutical Co. Ltd. Class A	534,800	259
	Canny Elevator Co. Ltd. Class A	284,500	257
	Sanjiang Shopping Club Co. Ltd. Class A	206,000	257
*	Liuzhou Iron & Steel Co. Ltd. Class A	629,000	256
*	Solareast Holdings Co. Ltd. Class A	368,900	256
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	222,100	255
	Sun Create Electronics Co. Ltd. Class A	126,600	250
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	240,200	250
	Shenzhen Properties & Resources Development Group Ltd. Class A	207,100	249
	Beijing Sanyuan Foods Co. Ltd. Class A	449,800	248
	Huangshan Novel Co. Ltd. Class A	214,500	248
	Henan Hengxing Science & Technology Co. Ltd. Class A	689,257	248
	Chongqing Port Co. Ltd. Class A	424,900	248
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	269,400	248
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	614,900	247
*	Jiangsu Gian Technology Co. Ltd. Class A	80,700	247
*	Beijing Join-Cheer Software Co. Ltd. Class A	350,200	247
	Suzhou Oriental Semiconductor Co. Ltd. Class A	29,722	246
	ZhongYeDa Electric Co. Ltd. Class A	233,700	245
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	556,100	245
	Orient International Enterprise Ltd. Class A	262,600	244
*	Guizhou Chitianhua Co. Ltd. Class A	815,200	244
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	553,800	243
*	Henan Ancai Hi-Tech Co. Ltd. Class A	463,544	243
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	500,400	242
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	72,100	242
	Hangzhou Weiguang Electronic Co. Ltd. Class A	102,000	242
*	Toread Holdings Group Co. Ltd. Class A	376,600	242
	Sanchuan Wisdom Technology Co. Ltd. Class A	472,800	242
	Maoye Commercial Co. Ltd. Class A	474,600	241
	Haining China Leather Market Co. Ltd. Class A	470,600	241
	Digiwin Software Co. Ltd. Class A	109,000	241
	263 Network Communications Co. Ltd. Class A	490,630	240
	Jiangsu Transimage Technology Co. Ltd. Class A	122,300	240
	Rizhao Port Co. Ltd. Class A	646,100	240
*	Sinodata Co. Ltd. Class A	127,100	240
	Hanwei Electronics Group Corp. Class A	123,000	239
*	Zhejiang Huamei Holding Co. Ltd. Class A	425,400	239

		Shares	Market Value ($000)
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	694,300	238
	Shanghai Huayi Group Co. Ltd. Class A	283,200	238
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	378,200	238
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	260,800	236
*	Beijing Philisense Technology Co. Ltd. Class A	562,200	236
*	Xiwang Foodstuffs Co. Ltd. Class A	481,800	236
	Vatti Corp. Ltd. Class A	305,100	235
	Zhejiang NetSun Co. Ltd. Class A	114,600	234
*	Hengdian Entertainment Co. Ltd. Class A	114,800	234
*	Beijing Watertek Information Technology Co. Ltd. Class A	654,700	234
	Fujian Qingshan Paper Industry Co. Ltd. Class A	801,400	233
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	344,900	232
	China Union Holdings Ltd. Class A	516,300	231
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	426,800	231
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	149,500	229
	Yabao Pharmaceutical Group Co. Ltd. Class A	287,700	229
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	205,100	229
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	340,400	228
	Xiamen International Airport Co. Ltd. Class A	135,900	227
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	363,800	226
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	689,800	226
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	261,400	226
	Beijing SDL Technology Co. Ltd. Class A	256,900	226
*	Shaanxi Construction Machinery Co. Ltd. Class A	552,800	225
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	39,600	225
	Jinzhou Yongshan Lithium Co. Ltd. Class A	234,400	224
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	238,900	223
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	223,100	222
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	218,500	221
	Sichuan Meifeng Chemical IND Class A	238,300	221
*	Jiangsu Zongyi Co. Ltd. Class A	425,100	221
*	Royal Group Co. Ltd. Class A	350,000	219
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	231,900	217
	Beijing WKW Automotive Parts Co. Ltd. Class A	532,800	217
*	Huangshan Tourism Development Co. Ltd. Class A	142,700	217
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	664,500	216
	Chimin Health Management Co. Ltd. Class A	252,600	216
	Shanghai Titan Scientific Co. Ltd. Class A	48,479	215
	Hainan Expressway Co. Ltd. Class A	391,600	215
*	Zhongfu Information Inc. Class A	98,700	214
	Shanghai Haixin Group Co. Class A	274,500	214
	Tongyu Communication Inc. Class A	123,200	213
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	671,701	213
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	356,500	213
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	294,300	213
*	ChemPartner PharmaTech Co. Ltd. Class A	277,961	212
	MYS Group Co. Ltd. Class A	513,300	212
*	CASIN Real Estate Development Group Co. Ltd. Class A	489,600	212
	Jiangsu Lianyungang Port Co. Ltd. Class A	414,200	212
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	68,600	211
	Xiamen Port Development Co. Ltd. Class A	240,400	211
	Beijing Aerospace Changfeng Co. Ltd. Class A	175,258	211
*	Beijing Global Safety Technology Co. Ltd. Class A	84,100	210
	Daheng New Epoch Technology Inc. Class A	178,400	209
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	612,900	207
*	Hongli Zhihui Group Co. Ltd. Class A	238,900	207
	Gansu Yasheng Industrial Group Co. Ltd. Class A	578,300	206
*,3	Yango Group Co. Ltd. Class A	3,984,593	205

		Shares	Market Value ($000)
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	371,000	204
*	Zhuhai Bojay Electronics Co. Ltd. Class A	57,200	204
*	Shanghai Kinetic Medical Co. Ltd. Class A	284,200	203
	Shanghai Maling Aquarius Co. Ltd. Class A	239,800	203
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	301,100	202
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	293,700	201
	Guangdong Goworld Co. Ltd. Class A	195,400	200
	EIT Environmental Development Group Co. Ltd. Class A	114,800	196
	Anhui Guofeng New Materials Co. Ltd. Class A	340,700	196
*	Hengbao Co. Ltd. Class A	233,100	196
	Jilin Sino-Microelectronics Co. Ltd. Class A	248,000	194
	Eastcompeace Technology Co. Ltd. Class A	165,100	193
*	JinJian Cereals Industry Co. Ltd. Class A	227,000	192
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	161,100	191
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	115,300	191
	Guangdong Lyric Robot Automation Co. Ltd. Class A	51,376	191
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	279,600	190
*	Huatian Hotel Group Co. Ltd. Class A	420,760	189
	Inspur Software Co. Ltd. Class A	121,400	188
*	Poly Union Chemical Holding Group Co. Ltd. Class A	206,300	188
*	Beijing Forever Technology Co. Ltd. Class A	256,700	186
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	108,300	186
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	131,900	185
	Three Squirrels Inc. Class A	75,800	183
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	120,800	181
*	Fujian Rongji Software Co. Ltd. Class A	258,800	180
*	Road King Infrastructure Ltd.	1,041,463	176
	Shanghai Hiuv New Materials Co. Ltd. Class A	29,011	175
	Contec Medical Systems Co. Ltd. Class A	72,500	169
*	Yuzhou Group Holdings Co. Ltd.	14,982,551	123
*	Fire Rock Holdings Ltd.	5,821,426	102
*	Times China Holdings Ltd.	256,741	7
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	13,000	4
*,3	Boshiwa International Holding Ltd.	2,777,000	—
*,3	China Zhongwang Holdings Ltd.	17,459,813	—
			25,020,762
Colombia (0.0%)
	Ecopetrol SA	62,128,907	37,255
	Bancolombia SA	3,531,313	29,709
	Bancolombia SA ADR	905,933	28,501
	Interconexion Electrica SA ESP	5,838,679	25,280
	Grupo Aval Acciones y Valores SA ADR	158,187	414
			121,159
Czech Republic (0.0%)
	CEZ A/S	2,163,453	81,956
	Komercni Banka A/S	1,021,340	33,508
[2]	Moneta Money Bank A/S	4,464,776	19,214
	Philip Morris CR A/S	8,454	5,884
	Colt CZ Group SE	88,545	2,242
			142,804
Denmark (2.1%)
	Novo Nordisk A/S Class B	42,772,150	4,889,048
	DSV A/S	2,376,197	425,125
*	Vestas Wind Systems A/S	13,752,229	387,744
	Novozymes A/S Class B	4,873,802	249,737
*	Genmab A/S	892,728	246,859
	Danske Bank A/S	9,047,081	242,927

		Shares	Market Value ($000)
	Coloplast A/S Class B	1,694,303	195,305
	Pandora A/S	1,103,744	161,276
	Carlsberg A/S Class B	1,246,452	160,378
[2]	Orsted A/S	2,575,351	145,159
	AP Moller - Maersk A/S Class B	64,650	119,202
	Tryg A/S	4,745,897	101,439
	AP Moller - Maersk A/S Class A	39,185	71,053
	Ringkjoebing Landbobank A/S	373,878	60,259
*	Demant A/S	1,320,679	59,825
*	Zealand Pharma A/S	796,571	54,415
*	NKT A/S	738,549	51,494
	Jyske Bank A/S (Registered)	628,641	48,152
*	GN Store Nord A/S	1,983,969	46,787
	Royal Unibrew A/S	677,255	44,364
*	Ambu A/S Class B	2,486,720	41,247
	ISS A/S	2,124,011	40,190
	Sydbank A/S	773,093	34,309
	ROCKWOOL A/S Class B	119,862	32,678
[1]	FLSmidth & Co. A/S	771,755	31,685
*	ALK-Abello A/S Class B	1,797,856	29,012
	Topdanmark A/S	587,951	26,075
	Alm Brand A/S	11,543,454	20,956
*,1	Bavarian Nordic A/S	864,039	19,850
*,1,2	Netcompany Group A/S	451,389	18,005
	Spar Nord Bank A/S	1,038,996	17,678
	H Lundbeck A/S	3,479,283	17,622
	D/S Norden A/S	309,497	16,653
	TORM plc Class A	408,139	14,340
	Dfds A/S	414,107	14,030
	Schouw & Co. A/S	166,626	13,323
[2]	Scandinavian Tobacco Group A/S	734,615	13,197
	Chemometec A/S	212,597	11,499
*	NTG Nordic Transport Group A/S	219,000	9,829
	H Lundbeck A/S Class A	766,645	3,383
			8,186,109
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	29,902,530	85,130
	Eastern Co. SAE	12,936,997	13,905
	Talaat Moustafa Group	12,680,669	13,541
*	EFG Holding S.A.E.	16,751,542	9,799
	ElSewedy Electric Co.	9,153,110	9,526
	Egypt Kuwait Holding Co. SAE	5,267,057	8,229
*	Fawry for Banking & Payment Technology Services SAE	34,534,378	5,808
	Telecom Egypt Co.	4,098,185	4,836
	Madinet Masr For Housing & Development	11,919,118	1,434
			152,208
Finland (0.7%)
	Nordea Bank Abp	46,662,230	574,990
	UPM-Kymmene OYJ	7,258,973	264,025
	Nokia OYJ	70,571,024	255,130
	Sampo OYJ Class A	6,091,640	254,968
	Kone OYJ Class B	4,450,536	220,307
	Neste OYJ	5,681,041	195,851
	Stora Enso OYJ	7,837,445	99,730
	Wartsila OYJ Abp	6,670,967	98,407
	Elisa OYJ	1,969,547	89,736
	Metso OYJ	8,777,172	87,725

		Shares	Market Value ($000)
	Fortum OYJ	5,945,208	81,272
	Kesko OYJ Class B	3,718,339	72,618
	Orion OYJ Class B	1,427,616	65,724
	Valmet OYJ	2,262,545	64,038
	Huhtamaki OYJ	1,278,296	50,171
	Konecranes OYJ	978,752	42,034
	Cargotec OYJ Class B	606,894	34,502
	TietoEVRY OYJ	1,424,425	33,055
*	Mandatum OYJ	6,518,571	29,432
	Kemira OYJ	1,516,424	28,383
	Kojamo OYJ	2,375,347	28,161
	Outokumpu OYJ	5,018,553	21,423
	Metsa Board OYJ Class B	2,367,607	19,069
*,1	QT Group OYJ	266,582	18,804
	Nokian Renkaat OYJ	1,721,847	15,518
	Tokmanni Group Corp.	642,152	11,011
[2]	Terveystalo OYJ	1,002,563	8,451
	Revenio Group OYJ	301,197	8,269
	Sanoma OYJ	937,307	6,981
	Citycon OYJ	973,386	5,090
	YIT OYJ	2,017,659	4,298
*	Finnair OYJ	109,622,532	4,188
	Raisio OYJ	1,461,610	3,219
	F-Secure OYJ	1,535,966	3,207
*,1,3	Ahlstrom-Munksjo OYJ	147,156	2,837
			2,802,624
France (6.7%)
	LVMH Moet Hennessy Louis Vuitton SE	3,381,277	2,813,422
	TotalEnergies SE	30,023,604	1,947,798
	L'Oreal SA	3,160,693	1,512,564
	Sanofi SA	14,875,015	1,489,666
	Schneider Electric SE	7,291,761	1,432,467
	Air Liquide SA	7,018,252	1,313,349
	Airbus SE	8,001,204	1,274,479
	Hermes International SCA	467,177	985,585
	BNP Paribas SA	14,219,997	955,359
	Safran SA	4,653,378	868,827
	Vinci SA	6,762,204	854,217
	EssilorLuxottica SA	4,160,031	815,254
	AXA SA	24,273,813	814,759
	Danone SA	8,519,038	567,569
	Capgemini SE	2,199,941	489,094
	Dassault Systemes SE	9,144,468	474,034
	Pernod Ricard SA	2,770,578	454,335
	Cie de Saint-Gobain SA	6,276,509	443,790
	Kering SA	980,796	402,885
	STMicroelectronics NV	8,895,574	390,583
	Engie SA	23,919,333	382,051
	Legrand SA	3,507,152	339,898
	Cie Generale des Etablissements Michelin SCA	9,559,771	317,410
	Publicis Groupe SA	3,121,130	312,717
	Orange SA	26,156,853	311,056
	Veolia Environnement SA	8,680,269	282,836
	Societe Generale SA	10,151,141	260,935
	Credit Agricole SA	14,994,584	214,795
	Edenred SE	3,395,057	202,782
	Thales SA	1,338,160	195,711
	Sodexo SA	1,187,168	133,924

		Shares	Market Value ($000)
	Carrefour SA	7,400,027	126,335
	Teleperformance SE	791,623	123,631
	Eiffage SA	1,059,038	110,807
	Bouygues SA	2,877,652	105,416
	Bureau Veritas SA	3,905,883	103,892
	Eurofins Scientific SE	1,667,591	100,417
*	Unibail-Rodamco-Westfield (XPAR)	1,399,037	100,178
	Accor SA	2,517,068	99,408
	Renault SA	2,608,970	98,253
	Vivendi SE	8,717,281	98,240
	Sartorius Stedim Biotech	326,809	88,054
	Rexel SA	3,273,153	87,175
	Arkema SA	789,232	85,894
	Getlink SE	4,827,965	83,191
	Bollore SE	11,933,086	78,818
	Gecina SA	711,587	78,479
	Klepierre SA	2,811,992	72,804
	Gaztransport Et Technigaz SA	473,364	66,364
	BioMerieux	586,837	63,160
	Alten SA	401,815	62,129
	SCOR SE	2,064,916	61,599
	Aeroports de Paris SA	438,336	58,654
	SPIE SA	1,765,647	58,403
	Dassault Aviation SA	308,251	58,385
	Eurazeo SE	653,521	55,667
[2]	La Francaise des Jeux SAEM	1,359,953	55,124
	Elis SA	2,490,975	54,769
	Ipsen SA	468,255	53,989
[2]	Amundi SA	780,725	52,806
[1]	Alstom SA	3,914,903	49,369
*	SOITEC	339,822	49,114
	Sopra Steria Group	196,335	46,051
*,2	Worldline SA	3,339,624	45,147
	Nexans SA	433,327	39,441
	Technip Energies NV	1,849,573	38,287
	SEB SA	305,603	37,317
	Valeo SE	2,856,990	37,291
	Covivio SA	725,051	35,110
	IPSOS SA	522,667	34,303
	Wendel SE	371,970	33,724
[2]	Verallia SA	945,439	33,340
*	Vallourec SACA	2,290,290	32,765
	Rubis SCA	1,282,758	32,436
*	Ubisoft Entertainment SA	1,410,027	31,103
*	Forvia SE	1,788,585	30,741
	Remy Cointreau SA	302,776	30,678
	SES SA Class A ADR	4,891,581	30,012
[2]	Neoen SA	935,671	27,053
	Societe BIC SA	321,983	22,279
	Virbac SACA	57,808	20,862
*	JCDecaux SE	970,697	20,162
*	Air France-KLM	1,555,114	19,822
	Coface SA	1,426,746	19,279
[2]	ALD SA	2,658,108	17,715
	Imerys SA	528,183	17,565
	Trigano SA	110,239	17,365
*,1	VusionGroup	106,134	15,759
	ICADE	446,930	15,131

		Shares	Market Value ($000)
	Mercialys SA	1,179,509	13,419
	Interparfums SA	252,224	13,345
*	Carmila SA	744,998	13,238
*	ID Logistics Group SACA	35,897	12,788
	Metropole Television SA	855,007	12,126
	Television Francaise 1 SA	1,346,233	11,845
	Argan SA	129,554	11,489
	Nexity SA	577,928	9,633
	Quadient SA	454,364	9,627
[1]	Eramet SA	129,778	8,939
	Mersen SA	243,233	8,823
	Cie Plastic Omnium SE	737,085	8,448
	Vicat SACA	197,504	7,684
*,2	X-Fab Silicon Foundries SE	756,219	7,268
	Peugeot Invest	65,440	7,063
*,1	Eutelsat Communications SACA	1,927,446	7,030
	Cie de L'Odet SE	4,166	6,766
*	Forvia SE (MTAA)	380,259	6,610
	Derichebourg SA	1,257,227	6,487
	Antin Infrastructure Partners SA	348,854	6,415
	Vetoquinol SA	52,252	6,017
*,1	Atos SE	1,329,819	5,677
	Beneteau SACA	469,112	5,622
*,1	Valneva SE	1,362,635	5,555
	LISI SA	209,386	4,929
*	CGG SA	9,859,848	4,729
	Etablissements Maurel et Prom SA	785,240	4,655
	Altarea SCA	52,281	4,574
*	Euroapi SA	680,769	4,550
	Fnac Darty SA	161,539	4,316
*,1,2	Elior Group SA	1,492,727	4,313
*,1	Voltalia SA (Registered)	489,212	4,186
	Lagardere SA	208,191	4,180
*,1	OVH Groupe SAS	378,094	4,039
	Manitou BF SA	179,955	4,031
	GL Events SACA	154,007	3,320
	Jacquet Metals SACA	152,655	2,984
	Boiron SA	65,297	2,824
	Equasens	49,013	2,820
[1]	Clariane SE	903,690	2,284
	Bonduelle SCA	204,510	2,173
*	Believe SA	161,206	1,903
*,1,2	SMCP SA	526,488	1,539
[2]	Maisons du Monde SA	244,256	1,179
*,1,2	Aramis Group SAS	226,870	969
*	Unibail-Rodamco-Westfield (XAMS)	7,992	578
*,1	Casino Guichard Perrachon SA	307,504	206
			26,758,608
Germany (4.8%)
	SAP SE	14,992,447	2,597,390
	Siemens AG (Registered)	10,186,033	1,823,543
	Allianz SE (Registered)	5,428,724	1,450,425
	Deutsche Telekom AG (Registered)	46,243,449	1,135,176
	Mercedes-Benz Group AG	11,741,301	792,688
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,860,194	791,920
	Infineon Technologies AG	17,813,540	649,427
	Deutsche Post AG	12,873,566	616,568

		Shares	Market Value ($000)
	BASF SE	12,153,162	580,970
	Deutsche Boerse AG	2,511,335	500,106
	Bayerische Motoren Werke AG	4,222,098	439,322
	adidas AG	2,255,654	425,840
	Bayer AG (Registered)	13,433,095	417,992
	E.ON SE	30,256,315	409,346
	RWE AG	9,720,786	358,946
	Deutsche Bank AG (Registered)	27,195,496	351,304
	Vonovia SE	9,509,400	296,240
	Merck KGaA	1,766,955	289,914
	Daimler Truck Holding AG	7,210,901	257,697
[2]	Siemens Healthineers AG	3,781,115	210,424
	Rheinmetall AG	593,138	207,700
	Beiersdorf AG	1,364,156	199,630
	Hannover Rueck SE	819,353	196,413
	Symrise AG Class A	1,780,107	183,660
	Heidelberg Materials AG	1,904,451	175,866
	MTU Aero Engines AG	734,476	168,878
	Commerzbank AG	14,211,406	163,198
	Brenntag SE	1,837,410	162,445
	Fresenius SE & Co. KGaA	5,619,673	157,760
*,2	Covestro AG	2,596,751	137,123
*	QIAGEN NV	2,919,144	126,652
	Continental AG	1,478,517	120,781
*	Siemens Energy AG	7,381,199	109,662
	Fresenius Medical Care AG	2,778,189	107,376
	Henkel AG & Co. KGaA	1,407,602	96,267
	GEA Group AG	2,353,814	94,268
*	LEG Immobilien SE	1,011,280	83,916
[2]	Scout24 SE	1,016,660	74,857
	Nemetschek SE	741,171	68,391
*	Deutsche Lufthansa AG (Registered)	8,172,159	67,955
*,2	Delivery Hero SE Class A	2,692,273	61,086
*,2	Zalando SE	2,985,048	59,601
	Bechtle AG	1,118,365	57,990
	Volkswagen AG	399,638	56,421
	Knorr-Bremse AG	909,932	56,203
	Puma SE	1,360,940	54,769
	AIXTRON SE	1,456,482	54,208
	CTS Eventim AG & Co. KGaA	800,053	54,145
	Carl Zeiss Meditec AG	501,796	52,895
	Evonik Industries AG	2,800,293	51,515
	Talanx AG	723,939	50,792
	Rational AG	64,960	49,901
	HUGO BOSS AG	774,969	48,400
	Gerresheimer AG	472,784	48,200
	Freenet AG	1,636,924	45,233
	KION Group AG	983,626	44,878
	thyssenkrupp AG	6,753,977	41,683
	K+S AG (Registered)	2,613,846	36,662
*	Evotec SE	2,148,706	32,869
	LANXESS AG	1,177,651	31,439
	HOCHTIEF AG	289,666	31,077
	Aurubis AG	410,750	29,547
*,1	HelloFresh SE	2,205,018	29,161
	United Internet AG (Registered)	1,109,820	29,091
*	TAG Immobilien AG	2,074,005	29,030
*	Fraport AG Frankfurt Airport Services Worldwide	483,132	28,356

		Shares	Market Value ($000)
[1]	Siltronic AG	282,902	26,589
*,2	TeamViewer SE	1,837,130	26,338
	Krones AG	200,213	24,811
	Stroeer SE & Co. KGaA	418,348	24,562
	Stabilus SE	326,856	22,904
[2]	DWS Group GmbH & Co. KGaA	552,125	22,579
	Sixt SE	227,361	22,158
	Wacker Chemie AG	203,076	22,018
	Jenoptik AG	694,269	21,681
	Hensoldt AG	716,184	21,501
*,1	Encavis AG	1,501,076	20,898
*,1	Aroundtown SA	9,250,831	20,636
*,1	MorphoSys AG	471,326	19,740
[1]	RTL Group SA	513,202	19,723
*,1	Nordex SE	1,901,366	19,400
[2]	Befesa SA	541,095	19,015
	Hella GmbH & Co. KGaA	205,599	18,206
	Fielmann Group AG	324,441	16,881
[1]	ProSiebenSat.1 Media SE	2,309,748	16,248
	Traton SE	661,607	16,162
	Deutsche Wohnen SE	648,764	15,758
	Duerr AG	676,683	15,471
	Bilfinger SE	360,315	15,275
[1]	Kontron AG	654,199	15,171
	CANCOM SE	474,488	15,062
*,2	Redcare Pharmacy NV	107,561	14,972
	CompuGroup Medical SE & Co. KGaA	341,556	14,644
	Salzgitter AG	522,042	14,560
	Atoss Software AG	53,067	14,540
*	Grand City Properties SA	1,358,553	13,187
*	flatexDEGIRO AG	1,163,619	12,724
	FUCHS SE	357,750	12,685
	1&1 AG	632,840	12,497
*	Hypoport SE	58,029	12,326
*	METRO AG	1,728,374	11,649
	Suedzucker AG	816,926	11,516
*,1	Nagarro SE	114,891	11,229
*	Synlab AG	1,012,735	10,887
	Deutz AG	1,759,405	10,633
[1,2]	Deutsche Pfandbriefbank AG	1,714,136	10,316
	Dermapharm Holding SE	226,641	9,640
*,1	Vitesco Technologies Group AG	109,919	9,606
	Eckert & Ziegler Strahlen- und Medizintechnik AG	192,974	9,598
	GRENKE AG	361,753	8,761
[1]	PNE AG	607,457	8,755
	Sartorius AG	29,259	8,516
	Hornbach Holding AG & Co. KGaA	118,391	8,500
	GFT Technologies SE	238,444	8,432
	Elmos Semiconductor SE	115,784	8,087
	KWS Saat SE & Co. KGaA	133,374	7,491
	Energiekontor AG	91,288	7,455
	Takkt AG	469,378	6,856
	Norma Group SE	414,867	6,747
*,1	Hamburger Hafen und Logistik AG	370,753	6,620
*,1	Thyssenkrupp Nucera AG & Co. KGaa	404,113	6,591
*	Ionos SE	310,200	6,558
	Indus Holding AG	265,102	6,391
	Deutsche Beteiligungs AG	207,264	6,232

		Shares	Market Value ($000)
	Vossloh AG	140,224	6,220
	Wacker Neuson SE	334,253	6,194
*,1	SMA Solar Technology AG	116,975	6,000
	Kloeckner & Co. SE	825,372	5,969
[1]	Verbio SE	272,894	5,969
*	CECONOMY AG	2,455,536	5,965
	BayWa AG	183,956	5,909
*,1	Varta AG	276,834	5,201
*,1,2	Auto1 Group SE	1,244,518	5,178
[1]	Adesso SE	51,200	5,137
	PATRIZIA SE	568,188	4,848
*	Adtran Networks SE	214,112	4,627
*,1	SGL Carbon SE	697,036	4,412
[1]	STRATEC SE	95,118	4,344
	Software AG	103,421	4,320
	Telefonica Deutschland Holding AG	1,684,225	4,270
	CropEnergies AG	309,756	3,853
	Wuestenrot & Wuerttembergische AG	234,113	3,389
	Deutsche EuroShop AG	151,358	3,259
	Secunet Security Networks AG	17,801	3,189
	Bertrandt AG	55,806	2,985
*,1	About You Holding SE	622,604	2,740
	New Work SE	36,259	2,412
	ElringKlinger AG	416,451	2,296
	Draegerwerk AG & Co. KGaA	46,714	2,114
[1]	Basler AG	171,669	1,800
[1]	BRANICKS Group AG	536,855	1,234
[1]	Hamburger Hafen und Logistik AG (XETR)	19,513	352
			19,205,362
Greece (0.2%)
*	National Bank of Greece SA	10,185,722	77,443
*	Eurobank Ergasias Services & Holdings SA	34,761,602	67,002
	Mytilineos SA	1,393,003	57,196
*	Alpha Services & Holdings SA	29,091,043	51,807
	OPAP SA	2,568,097	44,413
	JUMBO SA	1,504,070	42,324
*	Public Power Corp. SA	2,905,082	38,441
*	Piraeus Financial Holdings SA	9,335,587	37,807
	Hellenic Telecommunications Organization SA	1,674,390	23,249
	Motor Oil Hellas Corinth Refineries SA	780,998	21,396
	Titan Cement International SA	523,481	13,480
	Terna Energy SA	707,418	11,481
	GEK Terna Holding Real Estate Construction SA	720,526	10,844
	Helleniq Energy Holdings SA	1,249,848	10,024
	Hellenic Telecommunications Organization SA ADR	1,384,302	9,552
*	LAMDA Development SA	1,010,118	7,624
*	Aegean Airlines SA	472,160	6,259
	Viohalco SA	631,789	4,339
	Autohellas Tourist & Trading SA	298,644	4,320
	Sarantis SA	449,469	4,263
	Athens Water Supply & Sewage Co. SA	683,684	4,250
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	4,085
*	Ellaktor SA	1,371,794	3,664
	Holding Co. ADMIE IPTO SA	1,552,263	3,643
	Cenergy Holdings SA	457,051	3,592
	Fourlis Holdings SA	817,469	3,586
	Epsilon Net SA	321,960	3,236
	Quest Holdings SA	405,424	2,323

		Shares	Market Value ($000)
	Piraeus Port Authority SA	82,567	2,228
*	Intracom SA Technical & Steel Constructions	120,181	641
*	Intracom Holdings SA (Registered)	35,852	145
*	Ideal Holdings SA	17,965	126
*,3	FF Group	554,339	—
			574,783
Hong Kong (1.3%)
	AIA Group Ltd.	156,959,094	1,230,939
	Hong Kong Exchanges & Clearing Ltd.	17,349,483	526,016
	Techtronic Industries Co. Ltd.	17,927,941	190,415
	CK Hutchison Holdings Ltd.	36,356,760	187,776
	Sun Hung Kai Properties Ltd.	19,434,109	181,386
	CLP Holdings Ltd.	22,451,811	178,569
	Link REIT	34,892,572	175,010
	Galaxy Entertainment Group Ltd.	29,479,625	152,996
	CK Asset Holdings Ltd.	26,594,667	120,004
	BOC Hong Kong Holdings Ltd.	49,086,900	117,651
	Power Assets Holdings Ltd.	18,743,421	109,746
	Jardine Matheson Holdings Ltd.	2,688,440	107,952
	Lenovo Group Ltd.	102,856,297	107,698
	Hong Kong & China Gas Co. Ltd.	149,588,177	106,451
	Hang Seng Bank Ltd.	9,931,251	103,386
*	Sands China Ltd.	32,815,871	86,134
	MTR Corp. Ltd.	19,813,414	64,459
[2]	WH Group Ltd.	106,956,579	63,104
	Wharf Real Estate Investment Co. Ltd.	21,082,906	61,769
	Swire Pacific Ltd. Class A	7,254,532	56,129
*,2	Samsonite International SA	17,825,161	49,763
[2]	ESR Group Ltd.	38,488,451	49,199
	Sino Land Co. Ltd.	46,662,963	48,742
	CK Infrastructure Holdings Ltd.	8,053,176	47,827
	Hongkong Land Holdings Ltd.	15,084,704	47,087
	Henderson Land Development Co. Ltd.	17,757,942	46,271
	PRADA SpA	7,001,278	43,417
	ASMPT Ltd.	4,211,382	40,641
	Wharf Holdings Ltd.	13,033,707	38,080
[1,2]	Budweiser Brewing Co. APAC Ltd.	23,271,356	36,679
	Want Want China Holdings Ltd.	59,060,511	32,507
	Chow Tai Fook Jewellery Group Ltd.	23,910,914	32,392
	PCCW Ltd.	57,418,742	29,700
	Hang Lung Properties Ltd.	24,754,667	28,739
	Swire Properties Ltd.	14,653,550	27,384
	Orient Overseas International Ltd.	1,785,669	26,657
[1]	SITC International Holdings Co. Ltd.	17,524,448	26,591
[1]	Xinyi Glass Holdings Ltd.	28,774,865	23,855
[1]	New World Development Co. Ltd.	19,192,422	23,523
[2]	BOC Aviation Ltd.	2,862,936	21,465
	AAC Technologies Holdings Inc.	9,285,292	20,850
	Pacific Basin Shipping Ltd.	65,147,523	18,134
	L'Occitane International SA	5,518,727	17,621
*,1	Wynn Macau Ltd.	20,171,719	15,185
	Bank of East Asia Ltd.	12,821,559	14,580
	Hysan Development Co. Ltd.	8,423,995	14,540
*,1	Cathay Pacific Airways Ltd.	14,008,987	14,274
	Hang Lung Group Ltd.	11,384,649	13,705
	Man Wah Holdings Ltd.	20,634,393	12,863
	Kerry Properties Ltd.	7,968,413	12,654
*	MGM China Holdings Ltd.	10,123,806	12,569

		Shares	Market Value ($000)
	VTech Holdings Ltd.	2,157,922	12,499
	First Pacific Co. Ltd.	30,301,977	11,510
	United Laboratories International Holdings Ltd.	13,273,797	11,475
	Luk Fook Holdings International Ltd.	4,539,475	11,246
[1]	United Energy Group Ltd.	102,323,817	10,874
	Fortune REIT	18,192,671	10,417
	NWS Holdings Ltd.	11,544,126	10,031
*,1	SJM Holdings Ltd.	32,449,253	9,119
*	Shangri-La Asia Ltd.	14,472,647	8,993
	Yue Yuen Industrial Holdings Ltd.	9,248,908	8,722
*	MMG Ltd.	33,386,098	8,489
	Vitasoy International Holdings Ltd.	10,924,026	8,385
*	Cowell e Holdings Inc.	4,085,833	8,377
	DFI Retail Group Holdings Ltd.	4,022,734	8,021
	Stella International Holdings Ltd.	5,896,803	7,777
*	Melco International Development Ltd.	10,705,822	6,944
	CITIC Telecom International Holdings Ltd.	18,921,157	6,747
*	NagaCorp Ltd.	18,887,328	6,361
	Johnson Electric Holdings Ltd.	4,786,648	6,277
	Champion REIT	25,978,197	6,186
	China Travel International Investment Hong Kong Ltd.	31,499,626	5,240
	Nexteer Automotive Group Ltd.	11,072,741	5,017
	Dah Sing Financial Holdings Ltd.	2,436,466	4,907
	Jinchuan Group International Resources Co. Ltd.	65,672,080	4,799
	VSTECS Holdings Ltd.	8,490,627	4,575
	Cafe de Coral Holdings Ltd.	4,417,439	4,443
	HKBN Ltd.	10,580,077	4,397
	Kerry Logistics Network Ltd.	3,693,396	4,104
[1]	Giordano International Ltd.	15,494,259	4,064
*	IGG Inc.	11,402,256	4,059
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,219,282	3,906
	K Wah International Holdings Ltd.	15,947,282	3,875
*,1	Vobile Group Ltd.	20,745,636	3,848
	Dah Sing Banking Group Ltd.	6,354,647	3,820
	Swire Pacific Ltd. Class B	3,156,444	3,720
*	Theme International Holdings Ltd.	66,630,416	3,538
[1]	Huabao International Holdings Ltd.	12,323,468	3,437
*,1,2	Sirnaomics Ltd.	917,448	3,417
	Chow Sang Sang Holdings International Ltd.	3,105,782	3,385
*,1	Kingkey Financial International Holdings Ltd.	45,726,646	3,262
	Sunlight REIT	13,150,138	3,209
*,1	Realord Group Holdings Ltd.	4,666,715	3,175
*,1,2	Everest Medicines Ltd.	1,501,612	3,014
	SUNeVision Holdings Ltd.	7,777,064	2,669
	Value Partners Group Ltd.	11,402,030	2,626
[2]	JS Global Lifestyle Co. Ltd.	16,116,751	2,492
*,1	Super Hi International Holding Ltd.	2,220,331	2,388
*	CGN Mining Co. Ltd.	9,665,000	2,318
	Far East Consortium International Ltd.	14,342,103	2,314
[1]	Prosperity REIT	14,352,997	2,286
	Guotai Junan International Holdings Ltd.	34,450,952	2,165
	SmarTone Telecommunications Holdings Ltd.	4,308,637	2,152
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,118
[1]	LK Technology Holdings Ltd.	5,015,105	1,964
*	Texhong International Group Ltd.	4,073,566	1,935
*,1	C-Mer Eye Care Holdings Ltd.	5,414,736	1,830
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	5,537,100	1,797
	Sun Hung Kai & Co. Ltd.	6,303,047	1,749

		Shares	Market Value ($000)
*,2	FIT Hon Teng Ltd.	14,469,576	1,730
*	Hong Kong Technology Venture Co. Ltd.	7,040,377	1,719
*	Shun Tak Holdings Ltd.	17,080,391	1,705
*,1,2	Frontage Holdings Corp.	8,010,225	1,647
*,1	Powerlong Real Estate Holdings Ltd.	20,164,942	1,606
	Truly International Holdings Ltd.	20,429,268	1,535
	Asia Cement China Holdings Corp.	5,377,727	1,456
*	Mongolian Mining Corp.	1,341,000	1,452
*,1	Television Broadcasts Ltd.	3,758,106	1,429
*	Sa Sa International Holdings Ltd.	12,964,275	1,359
*,1,2	Fosun Tourism Group	2,557,200	1,311
*	Esprit Holdings Ltd.	34,861,719	1,275
	Singamas Container Holdings Ltd.	18,140,193	1,249
[2]	IMAX China Holding Inc.	1,338,618	1,235
	CITIC Resources Holdings Ltd.	27,142,497	1,162
[1]	EC Healthcare	5,072,000	747
	Texwinca Holdings Ltd.	5,857,365	614
*	OCI International Holdings Ltd.	10,287,955	549
*,1	Apollo Future Mobility Group Ltd.	3,444,324	225
*	Renze Harvest International Ltd.	8,256,782	161
*	Chinese Estates Holdings Ltd.	564,789	71
*	CMBC Capital Holdings Ltd.	1,055,051	39
	Dynam Japan Holdings Co. Ltd.	52,993	25
*,3	Convoy Global Holdings Ltd.	147,589,460	—
			5,141,849
Hungary (0.1%)
	OTP Bank Nyrt.	3,150,251	145,969
	Richter Gedeon Nyrt.	2,023,163	54,586
	MOL Hungarian Oil & Gas plc	5,968,618	48,861
	Magyar Telekom Telecommunications plc	4,720,419	10,230
			259,646
Iceland (0.0%)
	Marel HF	7,793,646	28,652
[2]	Arion Banki HF	20,099,012	22,491
*	Alvotech SA	1,117,696	17,734
	Islandsbanki HF	15,350,156	12,989
	Hagar hf	13,831,173	8,365
	Kvika banki hf	61,753,497	7,800
	Reitir fasteignafelag hf	9,493,247	6,281
	Festi hf	3,946,051	5,829
	Eimskipafelag Islands hf	1,472,607	4,956
	Sjova-Almennar Tryggingar hf	12,798,273	4,163
	Siminn HF	42,737,658	3,335
*	Icelandair Group HF	295,815,168	3,188
	Vatryggingafelag Islands Hf	21,347,759	2,891
*	Olgerdin Egill Skallagrims HF	12,948,260	1,633
			130,307
India (5.6%)
	Reliance Industries Ltd.	45,944,922	1,578,508
	HDFC Bank Ltd.	64,406,081	1,132,637
	Infosys Ltd.	47,912,372	955,190
	Tata Consultancy Services Ltd.	13,954,957	640,967
	Bharti Airtel Ltd. (XNSE)	32,261,065	455,092
	Axis Bank Ltd.	31,157,561	400,603
	Larsen & Toubro Ltd.	9,293,246	389,064
	Hindustan Unilever Ltd.	12,119,816	362,403
	Bajaj Finance Ltd.	3,344,354	276,817

		Shares	Market Value ($000)
	Tata Motors Ltd.	25,867,864	275,308
	HCL Technologies Ltd.	14,448,411	274,024
	ICICI Bank Ltd.	21,490,257	266,160
	Mahindra & Mahindra Ltd.	12,839,709	255,319
	Sun Pharmaceutical Industries Ltd.	14,870,908	254,053
	Titan Co. Ltd.	5,692,551	253,306
	NTPC Ltd.	64,731,615	247,835
	Maruti Suzuki India Ltd.	1,809,036	221,880
	Asian Paints Ltd.	6,165,688	219,015
	ITC Ltd.	40,809,016	216,944
	UltraTech Cement Ltd.	1,564,508	191,296
	Tata Steel Ltd.	113,885,315	186,487
	Adani Enterprises Ltd.	4,794,365	181,450
	Power Grid Corp. of India Ltd.	57,224,508	178,732
	Oil & Natural Gas Corp. Ltd.	53,016,208	161,048
	Coal India Ltd.	31,021,376	151,892
	Adani Ports & Special Economic Zone Ltd.	10,249,281	149,000
	Nestle India Ltd.	4,915,986	148,289
	State Bank of India	19,058,248	147,213
	Grasim Industries Ltd.	5,240,169	137,254
	JSW Steel Ltd.	13,761,298	135,498
	Hindalco Industries Ltd.	19,248,219	134,056
*	Zomato Ltd.	79,506,756	133,582
	Tech Mahindra Ltd.	8,301,902	133,001
*	Jio Financial Services Ltd.	43,547,301	130,020
	Tata Consumer Products Ltd.	8,653,718	116,536
*	Adani Green Energy Ltd.	5,745,482	116,383
	Cipla Ltd.	6,995,608	113,778
	Shriram Finance Ltd.	3,816,063	113,429
	Bharat Electronics Ltd.	48,676,069	109,023
*	Adani Power Ltd.	15,789,925	107,191
	Dr Reddy's Laboratories Ltd.	1,444,903	106,167
	Power Finance Corp. Ltd.	19,873,059	106,114
	Tata Power Co. Ltd.	22,593,944	105,949
	Apollo Hospitals Enterprise Ltd.	1,360,016	103,992
	REC Ltd.	17,075,032	102,573
	Bajaj Finserv Ltd.	5,217,837	102,234
	Britannia Industries Ltd.	1,630,066	101,954
	Hero MotoCorp Ltd.	1,785,075	99,377
	Indian Oil Corp. Ltd.	56,021,997	99,208
	Varun Beverages Ltd.	6,369,038	98,252
[2]	SBI Life Insurance Co. Ltd.	5,749,839	97,222
	Hindustan Aeronautics Ltd.	2,589,775	93,717
[2]	HDFC Life Insurance Co. Ltd.	13,494,526	93,703
*,2	Avenue Supermarts Ltd.	2,034,377	92,955
	Trent Ltd.	2,477,868	92,134
*	Suzlon Energy Ltd.	160,848,365	88,941
	Eicher Motors Ltd.	1,895,029	87,723
	Bajaj Auto Ltd.	924,316	85,447
	Max Healthcare Institute Ltd.	9,027,844	84,899
	Bharat Petroleum Corp. Ltd.	13,647,698	82,719
[2]	LTIMindtree Ltd.	1,253,948	82,132
	DLF Ltd.	8,457,999	81,649
	Cholamandalam Investment & Finance Co. Ltd.	5,591,537	79,658
*	Yes Bank Ltd.	273,018,399	79,290
	TVS Motor Co. Ltd.	3,225,080	77,709
	Wipro Ltd.	13,486,317	77,134
	Divi's Laboratories Ltd.	1,741,840	76,998

		Shares	Market Value ($000)
	GAIL India Ltd.	35,879,377	74,657
	Godrej Consumer Products Ltd.	5,007,575	70,222
*,2	InterGlobe Aviation Ltd.	1,932,367	68,912
	Persistent Systems Ltd.	682,483	68,495
	Ambuja Cements Ltd.	9,982,651	67,186
	Indian Hotels Co. Ltd. Class A	11,312,340	67,080
	Tube Investments of India Ltd.	1,367,033	64,258
	Shree Cement Ltd.	184,306	63,344
	Pidilite Industries Ltd.	2,076,007	63,275
	MRF Ltd.	36,883	63,244
	Info Edge India Ltd.	1,042,547	63,123
*	Adani Energy Solutions Ltd.	4,847,855	62,699
	Siemens Ltd.	1,217,587	60,704
	Vedanta Ltd.	18,315,408	60,471
	Coforge Ltd.	791,780	59,522
	Lupin Ltd.	3,280,499	59,407
[2]	HDFC Asset Management Co. Ltd.	1,369,335	59,067
[2]	ICICI Lombard General Insurance Co. Ltd.	3,281,442	59,049
	Colgate-Palmolive India Ltd.	1,817,509	56,288
	SRF Ltd.	1,925,322	53,852
	United Spirits Ltd.	3,959,604	51,920
	Dabur India Ltd.	7,920,773	51,450
[2]	Indian Railway Finance Corp. Ltd.	24,327,880	51,302
*	PB Fintech Ltd.	4,242,858	51,278
	Bharat Forge Ltd.	3,444,887	51,205
	Havells India Ltd.	3,285,113	51,186
	Cummins India Ltd.	1,840,982	50,865
	Aurobindo Pharma Ltd.	3,618,561	50,123
	CG Power & Industrial Solutions Ltd.	8,731,462	49,259
	Jindal Steel & Power Ltd.	5,320,246	48,523
*	IDFC First Bank Ltd.	47,646,586	48,366
	Bharat Heavy Electricals Ltd.	17,575,794	48,283
	Indian Railway Catering & Tourism Corp. Ltd.	4,096,329	48,183
	Adani Total Gas Ltd.	3,784,738	46,602
	UPL Ltd.	7,176,611	46,440
*	Hindustan Petroleum Corp. Ltd.	8,310,241	46,378
	Marico Ltd.	7,091,533	45,106
	PI Industries Ltd.	1,103,362	44,838
	NHPC Ltd.	40,652,282	44,561
	Samvardhana Motherson International Ltd.	32,625,289	44,479
	Federal Bank Ltd.	24,810,501	44,005
*	One 97 Communications Ltd.	4,752,230	43,451
	Supreme Industries Ltd.	873,046	43,436
	Tata Elxsi Ltd.	467,667	42,807
	Alkem Laboratories Ltd.	707,056	42,511
	APL Apollo Tubes Ltd.	2,335,161	42,322
	State Bank of India GDR	547,820	42,317
	Bank of Baroda	14,089,720	41,955
	NMDC Ltd.	15,723,818	41,630
	KPIT Technologies Ltd.	2,214,393	41,355
	Punjab National Bank	30,004,575	41,345
	Voltas Ltd.	3,139,224	41,294
	Ashok Leyland Ltd.	19,444,322	41,164
*	Delhivery Ltd.	7,582,486	41,118
	Embassy Office Parks REIT	9,480,916	41,023
	ABB India Ltd.	723,655	40,757
	Torrent Pharmaceuticals Ltd.	1,322,883	40,314
*	Godrej Properties Ltd.	1,410,771	40,307

		Shares	Market Value ($000)
	Container Corp. of India Ltd.	3,729,366	39,808
[2]	Macrotech Developers Ltd.	3,055,776	39,431
	Phoenix Mills Ltd.	1,276,756	37,353
	Torrent Power Ltd.	2,959,826	37,066
	Bajaj Holdings & Investment Ltd.	363,712	36,631
*	FSN E-Commerce Ventures Ltd.	18,568,039	36,535
	Tata Motors Ltd. Class A	5,171,689	36,370
[2]	Sona Blw Precision Forgings Ltd.	4,805,166	35,765
	Astral Ltd.	1,616,897	35,623
	Page Industries Ltd.	78,939	35,460
*	Max Financial Services Ltd.	3,290,020	35,300
	Dixon Technologies India Ltd.	484,171	34,967
	Fortis Healthcare Ltd.	6,692,508	34,849
	Mphasis Ltd.	1,110,863	34,713
[2]	AU Small Finance Bank Ltd.	4,443,391	34,094
	Polycab India Ltd.	649,174	33,933
	Union Bank of India Ltd.	20,152,210	33,914
	SBI Cards & Payment Services Ltd.	3,933,600	33,909
	Bosch Ltd.	119,240	33,841
	ACC Ltd.	1,102,795	33,773
	Petronet LNG Ltd.	10,289,242	33,355
[1]	Wipro Ltd. ADR	5,877,459	33,266
	Tata Communications Ltd.	1,560,869	32,651
	Balkrishna Industries Ltd.	1,097,879	32,446
	Apollo Tyres Ltd.	4,974,892	32,388
	JSW Energy Ltd.	5,227,164	31,808
	Zydus Lifesciences Ltd.	3,472,744	31,781
	Jindal Stainless Ltd.	4,552,051	31,650
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,220,063	31,624
	Crompton Greaves Consumer Electricals Ltd.	8,636,527	31,538
*	GMR Airports Infrastructure Ltd.	32,891,017	31,027
	Jubilant Foodworks Ltd.	4,952,973	30,990
	LIC Housing Finance Ltd.	4,115,800	30,989
	Dalmia Bharat Ltd.	1,124,471	30,860
*	Indus Towers Ltd.	11,425,877	30,528
	Kotak Mahindra Bank Ltd.	1,352,688	29,731
[2]	Bandhan Bank Ltd.	10,763,510	29,653
	KEI Industries Ltd.	765,836	29,512
	Steel Authority of India Ltd.	19,667,555	29,007
	Rail Vikas Nigam Ltd.	7,730,232	28,580
	IIFL Finance Ltd.	3,789,552	28,515
	Canara Bank	4,907,963	28,492
	Mahindra & Mahindra Financial Services Ltd.	8,044,883	28,023
	Cyient Ltd.	1,161,937	27,641
	Angel One Ltd.	690,780	27,257
	Tata Chemicals Ltd.	2,193,605	27,185
	Berger Paints India Ltd.	3,972,057	27,032
	Deepak Nitrite Ltd.	942,169	26,166
	AIA Engineering Ltd.	529,106	26,134
	IDFC Ltd.	18,074,432	25,939
	Solar Industries India Ltd.	331,545	25,831
	Oberoi Realty Ltd.	1,616,416	25,788
	Exide Industries Ltd.	6,310,428	25,468
	BSE Ltd.	907,143	25,369
	Ipca Laboratories Ltd.	1,861,973	25,143
	Indraprastha Gas Ltd.	4,814,156	24,975
	Patanjali Foods Ltd.	1,288,423	24,646
	Oracle Financial Services Software Ltd.	313,209	24,587

		Shares	Market Value ($000)
	Sonata Software Ltd.	2,626,492	24,339
[2]	L&T Technology Services Ltd.	361,179	24,239
	Muthoot Finance Ltd.	1,442,302	24,236
[2]	Laurus Labs Ltd.	5,261,700	24,172
	L&T Finance Holdings Ltd.	11,541,510	24,093
	Gujarat Fluorochemicals Ltd.	540,729	23,943
*	Zee Entertainment Enterprises Ltd.	11,329,543	23,680
	JK Cement Ltd.	451,016	23,672
	Oil India Ltd.	4,520,269	23,213
*	Mankind Pharma Ltd.	958,967	22,999
	Glenmark Pharmaceuticals Ltd.	2,042,083	22,342
	Prestige Estates Projects Ltd.	1,464,040	22,282
	Blue Star Ltd.	1,620,194	22,235
	Radico Khaitan Ltd.	1,091,263	21,851
	Birlasoft Ltd.	2,135,379	21,816
*	Star Health & Allied Insurance Co. Ltd.	3,122,853	21,800
	Computer Age Management Services Ltd.	622,657	21,750
	360 ONE WAM Ltd.	2,905,129	21,709
	National Aluminium Co. Ltd.	12,085,187	21,707
	Elgi Equipments Ltd.	2,925,456	21,664
	Aarti Industries Ltd.	2,717,970	21,523
	Ramco Cements Ltd.	1,754,387	21,486
	Brigade Enterprises Ltd.	1,711,498	21,155
	Sundram Fasteners Ltd.	1,439,860	21,147
	Poonawalla Fincorp Ltd.	3,669,207	21,131
	Schaeffler India Ltd.	549,281	20,704
	United Breweries Ltd.	937,258	20,379
	Carborundum Universal Ltd.	1,498,304	20,291
[2]	Syngene International Ltd.	2,219,325	20,064
	Biocon Ltd.	6,192,384	20,034
	Linde India Ltd.	289,507	19,485
	Gujarat Gas Ltd.	2,754,269	19,269
	Navin Fluorine International Ltd.	468,552	19,253
	Thermax Ltd.	502,016	19,208
	Kajaria Ceramics Ltd.	1,145,854	19,088
*	Vodafone Idea Ltd.	110,694,453	19,079
	UNO Minda Ltd.	2,286,070	19,021
[2]	RBL Bank Ltd.	6,039,217	18,961
	Coromandel International Ltd.	1,495,439	18,909
	JB Chemicals & Pharmaceuticals Ltd.	928,708	18,846
	Piramal Enterprises Ltd.	1,701,807	18,775
	Cholamandalam Financial Holdings Ltd.	1,306,524	18,602
	Motherson Sumi Wiring India Ltd.	23,440,328	18,370
	Amara Raja Energy & Mobility Ltd.	1,669,730	17,856
	Grindwell Norton Ltd.	621,458	17,765
	Timken India Ltd.	434,218	17,727
	SKF India Ltd.	310,992	17,597
	Redington Ltd.	8,088,487	17,502
	Atul Ltd.	223,920	17,340
	Bank of India	10,331,032	17,306
	Gujarat State Petronet Ltd.	3,858,245	17,086
*,2	Krishna Institute of Medical Sciences Ltd.	661,754	17,031
	Emami Ltd.	2,826,730	17,013
*	PVR Inox Ltd.	969,458	16,966
	Indiabulls Housing Finance Ltd.	6,328,447	16,935
	Great Eastern Shipping Co. Ltd.	1,392,934	16,595
	Escorts Kubota Ltd.	460,067	16,540
	Ratnamani Metals & Tubes Ltd.	378,680	16,331

		Shares	Market Value ($000)
	Manappuram Finance Ltd.	7,302,333	16,241
	Indian Bank	2,697,327	16,225
	Narayana Hrudayalaya Ltd.	994,115	15,763
	Castrol India Ltd.	6,625,446	15,697
	Bata India Ltd.	875,744	15,688
	GlaxoSmithKline Pharmaceuticals Ltd.	578,135	15,672
	Ajanta Pharma Ltd.	591,924	15,514
	Apar Industries Ltd.	203,211	15,455
	3M India Ltd.	36,983	15,314
	CESC Ltd.	8,810,297	15,183
*	Aditya Birla Fashion & Retail Ltd.	5,117,834	15,039
	NCC Ltd.	5,778,154	14,977
	Central Depository Services India Ltd.	692,733	14,825
*	Jaiprakash Power Ventures Ltd.	65,687,598	14,710
	Himadri Speciality Chemical Ltd.	3,260,130	14,696
	Dr Reddy's Laboratories Ltd. ADR	204,019	14,679
[2]	Dr Lal PathLabs Ltd.	479,856	14,563
	IRB Infrastructure Developers Ltd.	18,069,556	14,346
	Honeywell Automation India Ltd.	30,478	14,200
	Multi Commodity Exchange of India Ltd.	340,665	13,998
*	Reliance Power Ltd.	38,706,196	13,896
	Mahanagar Gas Ltd.	776,623	13,860
	Finolex Cables Ltd.	1,043,412	13,824
*	Global Health Ltd.	1,000,266	13,820
*	Aditya Birla Capital Ltd.	6,703,637	13,809
*	CreditAccess Grameen Ltd.	717,255	13,766
*,2	Lemon Tree Hotels Ltd.	8,071,267	13,607
*	Amber Enterprises India Ltd.	253,552	13,526
	HFCL Ltd.	10,882,792	13,501
	Intellect Design Arena Ltd.	1,236,152	13,412
	NBCC India Ltd.	8,520,410	13,318
*	NMDC Steel Ltd.	15,744,962	13,193
*,2	PNB Housing Finance Ltd.	1,384,143	13,077
*	Devyani International Ltd.	5,946,244	13,018
	Karur Vysya Bank Ltd.	5,420,195	12,965
[2]	Nippon Life India Asset Management Ltd.	2,032,529	12,820
*	Piramal Pharma Ltd.	7,369,849	12,781
	Welspun Corp. Ltd.	1,803,243	12,732
	Bayer CropScience Ltd.	175,588	12,674
	ZF Commercial Vehicle Control Systems India Ltd.	64,274	12,650
	Kalpataru Projects International Ltd.	1,316,841	12,649
	Lakshmi Machine Works Ltd.	76,490	12,606
	Sanofi India Ltd.	120,941	12,605
	KEC International Ltd.	1,587,261	12,570
	Natco Pharma Ltd.	1,195,545	12,456
	UTI Asset Management Co. Ltd.	1,099,793	12,300
	Kalyan Jewellers India Ltd.	2,922,845	12,298
	Century Textiles & Industries Ltd.	711,567	12,237
	Hindustan Zinc Ltd.	3,198,014	12,216
[2]	IndiaMart InterMesh Ltd.	397,837	12,077
	Titagarh Rail System Ltd.	895,654	11,799
[2]	Endurance Technologies Ltd.	459,771	11,655
	Can Fin Homes Ltd.	1,243,231	11,605
	EIH Ltd.	2,915,999	11,533
	Olectra Greentech Ltd.	546,609	11,481
*	Aavas Financiers Ltd.	646,104	11,473
*	Suven Pharmaceuticals Ltd.	1,411,464	11,434
	Aptus Value Housing Finance India Ltd.	2,528,871	11,401

		Shares	Market Value ($000)
	Mazagon Dock Shipbuilders Ltd.	413,518	11,392
[2]	Mindspace Business Parks REIT	2,935,994	11,380
	Pfizer Ltd.	216,633	11,277
	Gujarat State Fertilizers & Chemicals Ltd.	3,102,470	11,176
	CRISIL Ltd.	226,191	11,160
	Kansai Nerolac Paints Ltd.	2,709,969	11,153
	Sobha Ltd.	632,444	11,048
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,219,580	11,039
	Tanla Platforms Ltd.	888,358	11,032
	Zensar Technologies Ltd.	1,583,288	10,948
*	Affle India Ltd.	728,683	10,909
	Motilal Oswal Financial Services Ltd.	504,768	10,885
	Ramkrishna Forgings Ltd.	1,184,304	10,871
*	Reliance Infrastructure Ltd.	3,893,391	10,836
	KPR Mill Ltd.	1,130,535	10,754
	Engineers India Ltd.	3,792,482	10,663
	Finolex Industries Ltd.	3,966,639	10,602
[2]	Indian Energy Exchange Ltd.	5,937,491	10,548
	Hitachi Energy India Ltd.	146,497	10,464
*	Godrej Industries Ltd.	961,521	10,422
	Chambal Fertilisers & Chemicals Ltd.	2,341,961	10,349
	Raymond Ltd.	478,289	10,235
	Praj Industries Ltd.	1,700,551	10,209
	Jindal Saw Ltd.	1,619,350	10,152
	EID Parry India Ltd.	1,343,709	10,131
	Vedant Fashions Ltd.	836,610	10,116
	Bharat Dynamics Ltd.	491,441	10,095
	eClerx Services Ltd.	306,970	10,075
	Firstsource Solutions Ltd.	4,081,663	10,058
	Relaxo Footwears Ltd.	969,592	10,044
[2]	Equitas Small Finance Bank Ltd.	7,833,446	9,805
	Kirloskar Oil Engines Ltd.	1,147,706	9,803
	Happiest Minds Technologies Ltd.	922,956	9,734
	Poly Medicure Ltd.	552,237	9,700
	Bharti Airtel Ltd.	1,039,615	9,649
*,2	Aster DM Healthcare Ltd.	1,805,695	9,594
	Usha Martin Ltd.	2,128,466	9,529
	Trident Ltd.	16,604,961	9,520
	JK Lakshmi Cement Ltd.	843,624	9,499
*	India Cements Ltd.	3,016,978	9,497
	Sun TV Network Ltd.	1,188,765	9,422
	Rainbow Children's Medicare Ltd.	636,799	9,341
	Asahi India Glass Ltd.	1,478,796	9,337
	Ceat Ltd.	291,737	9,314
	CIE Automotive India Ltd.	1,593,236	9,314
*	Hindustan Construction Co. Ltd.	16,881,376	9,284
*,2	Tejas Networks Ltd.	974,428	9,204
	PTC India Ltd.	3,175,855	9,179
	Granules India Ltd.	1,826,849	9,140
[2]	New India Assurance Co. Ltd.	3,111,165	9,114
*	Adani Wilmar Ltd.	2,113,366	9,074
	City Union Bank Ltd.	5,188,558	9,062
	Mastek Ltd.	262,454	8,998
[2]	ICICI Securities Ltd.	905,575	8,930
	Infibeam Avenues Ltd.	21,034,520	8,881
	Westlife Foodworld Ltd.	874,795	8,768
	PNC Infratech Ltd.	1,570,724	8,643
	Data Patterns India Ltd.	373,514	8,577

		Shares	Market Value ($000)
	Sumitomo Chemical India Ltd.	1,692,489	8,459
	Welspun Living Ltd.	4,251,288	8,404
	Aegis Logistics Ltd.	1,838,262	8,359
*	Triveni Turbine Ltd.	1,841,729	8,355
	DCM Shriram Ltd.	666,361	8,348
	IDBI Bank Ltd.	7,797,811	8,134
	Rajesh Exports Ltd.	1,846,128	8,121
	Gujarat Pipavav Port Ltd.	3,776,105	8,019
*	Medplus Health Services Ltd.	924,305	8,003
	Safari Industries India Ltd.	319,928	7,813
*	Sapphire Foods India Ltd.	447,144	7,803
	CCL Products India Ltd.	964,647	7,802
	Rhi Magnesita India Ltd.	881,952	7,695
*	Indiabulls Real Estate Ltd.	6,501,416	7,675
	JBM Auto Ltd.	331,234	7,648
*	Tata Teleservices Maharashtra Ltd.	6,853,220	7,642
	JM Financial Ltd.	5,658,211	7,636
	Balrampur Chini Mills Ltd.	1,600,953	7,632
	Cera Sanitaryware Ltd.	76,747	7,624
	Vardhman Textiles Ltd.	1,476,258	7,615
*	Nazara Technologies Ltd.	711,141	7,614
	V-Guard Industries Ltd.	2,145,292	7,559
	Jubilant Pharmova Ltd. Class A	1,090,734	7,504
	Century Plyboards India Ltd.	792,803	7,496
	Alembic Pharmaceuticals Ltd.	641,971	7,437
	GHCL Ltd.	1,053,822	7,406
	Vinati Organics Ltd.	352,765	7,370
	Bombay Burmah Trading Co.	341,483	7,143
*	IFCI Ltd.	9,659,108	7,111
	Bajaj Electricals Ltd.	563,414	7,105
	GMM Pfaudler Ltd.	379,932	7,100
	Karnataka Bank Ltd.	2,288,687	7,014
*	Sheela Foam Ltd.	492,692	6,972
	Whirlpool of India Ltd.	426,605	6,924
	AstraZeneca Pharma India Ltd.	85,138	6,788
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	911,595	6,787
	Craftsman Automation Ltd.	128,387	6,765
	Edelweiss Financial Services Ltd.	8,009,691	6,759
*	Alok Industries Ltd.	17,220,050	6,725
	Strides Pharma Science Ltd.	796,166	6,700
	Mahindra Lifespace Developers Ltd.	991,904	6,700
[2]	Metropolis Healthcare Ltd.	339,928	6,683
	Birla Corp. Ltd.	360,856	6,674
	Route Mobile Ltd.	342,332	6,569
	Capri Global Capital Ltd.	572,093	6,509
	Clean Science & Technology Ltd.	361,012	6,489
	Procter & Gamble Health Ltd.	104,698	6,464
*	MTAR Technologies Ltd.	254,891	6,458
	Blue Dart Express Ltd.	81,017	6,350
	KNR Constructions Ltd.	1,904,049	6,342
*	Shree Renuka Sugars Ltd.	10,893,475	6,304
	VIP Industries Ltd.	966,655	6,268
	Tamilnad Mercantile Bank Ltd.	1,021,490	6,226
	Gateway Distriparks Ltd.	4,584,188	6,219
*	Nuvoco Vistas Corp. Ltd.	1,408,231	6,118
	Fine Organic Industries Ltd.	107,545	6,108
	Nexus Select Trust	3,948,077	6,052
	Graphite India Ltd.	916,986	6,018

		Shares	Market Value ($000)
[2]	General Insurance Corp. of India	1,325,617	6,011
	Zydus Wellnes Ltd.	307,009	5,966
	South Indian Bank Ltd.	14,241,145	5,965
*	Mangalore Refinery & Petrochemicals Ltd.	2,788,896	5,956
	Balaji Amines Ltd.	200,676	5,902
	JK Paper Ltd.	1,105,815	5,809
	Rain Industries Ltd.	2,715,637	5,688
*	Restaurant Brands Asia Ltd.	3,947,299	5,633
	BASF India Ltd.	153,416	5,609
*,2	Quess Corp. Ltd.	912,580	5,545
	Jubilant Ingrevia Ltd.	1,047,400	5,521
	ION Exchange India Ltd.	883,187	5,429
*	Brightcom Group Ltd.	22,181,453	5,394
*	Chemplast Sanmar Ltd.	892,512	5,303
	TTK Prestige Ltd.	547,124	5,183
	KRBL Ltd.	1,179,636	5,112
	NOCIL Ltd.	1,569,351	5,097
	Alkyl Amines Chemicals	177,066	5,079
*	Borosil Renewables Ltd.	664,402	5,047
	EPL Ltd.	2,044,739	4,975
[2]	Godrej Agrovet Ltd.	739,561	4,952
	HEG Ltd.	227,492	4,824
	Vaibhav Global Ltd.	800,605	4,779
	Care Ratings Ltd.	384,325	4,770
	Avanti Feeds Ltd.	750,509	4,708
*	TeamLease Services Ltd.	135,390	4,660
	Akzo Nobel India Ltd.	146,512	4,617
*	TV18 Broadcast Ltd.	6,026,659	4,548
	Sterlite Technologies Ltd.	2,564,815	4,434
	Galaxy Surfactants Ltd.	131,727	4,376
	Garware Technical Fibres Ltd.	104,377	4,355
	Rallis India Ltd.	1,362,204	4,342
*	Wockhardt Ltd.	784,380	4,340
	Saregama India Ltd.	1,026,116	4,308
	Orient Electric Ltd.	1,696,141	4,274
	Tata Investment Corp. Ltd.	61,408	4,167
*	Sun Pharma Advanced Research Co. Ltd.	853,036	3,928
	Jyothy Labs Ltd.	633,240	3,922
	Allcargo Logistics Ltd.	3,926,337	3,840
[2]	IRB InvIT Fund	4,554,753	3,824
	NLC India Ltd.	1,221,449	3,817
	BEML Ltd.	89,808	3,791
	DCB Bank Ltd.	2,099,942	3,497
*	Campus Activewear Ltd.	1,049,522	3,489
*	V-Mart Retail Ltd.	131,966	3,465
	Bajaj Consumer Care Ltd.	1,292,011	3,410
	Vakrangee Ltd.	9,141,161	3,325
	Electrosteel Castings Ltd.	1,522,047	3,212
[2]	Dilip Buildcon Ltd.	645,752	3,109
	PCBL Ltd.	807,130	3,095
	HBL Power Systems Ltd.	475,990	3,083
	Kaveri Seed Co. Ltd.	314,312	2,725
	JK Tyre & Industries Ltd.	410,781	2,609
	Polyplex Corp. Ltd.	207,690	2,534
	Symphony Ltd.	204,656	2,325
*	Just Dial Ltd.	233,466	2,322
	Maharashtra Seamless Ltd.	173,373	2,206
	CMS Info Systems Ltd.	467,747	2,167

		Shares	Market Value ($000)
*	Dhani Services Ltd.	4,561,963	2,110
	Elecon Engineering Co. Ltd.	143,375	1,899
	NIIT Ltd.	1,142,342	1,712
*	Inox Wind Ltd.	263,934	1,517
	Arvind Ltd.	302,741	1,148
*	Kaynes Technology India Ltd.	31,914	1,093
*	Chalet Hotels Ltd.	106,658	999
	Anand Rathi Wealth Ltd.	20,449	753
	Neuland Laboratories Ltd.	9,173	709
	Syrma SGS Technology Ltd.	87,378	630
	Orient Cement Ltd.	172,848	589
	KSB Ltd.	13,244	582
	Newgen Software Technologies Ltd.	45,635	467
	Supreme Petrochem Ltd.	40,066	290
*	Digidrive Distributors Ltd.	54,308	40
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			22,147,360
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	755,891,697	457,335
	Bank Rakyat Indonesia Persero Tbk. PT	956,919,047	344,716
	Bank Mandiri Persero Tbk. PT	604,149,050	254,356
	Telkom Indonesia Persero Tbk. PT	633,935,858	159,008
	Astra International Tbk. PT	276,463,107	89,585
	Bank Negara Indonesia Persero Tbk. PT	203,936,112	74,195
*	GoTo Gojek Tokopedia Tbk. PT Class A	10,024,224,900	55,607
	Sumber Alfaria Trijaya Tbk. PT	257,273,323	43,179
*	Amman Mineral Internasional PT	86,230,900	41,136
*	Merdeka Copper Gold Tbk. PT	176,003,900	30,080
	United Tractors Tbk. PT	20,307,539	29,499
	Charoen Pokphand Indonesia Tbk. PT	99,629,914	28,277
	Adaro Energy Indonesia Tbk. PT	168,061,545	25,483
	Indofood Sukses Makmur Tbk. PT	60,753,872	24,548
	Kalbe Farma Tbk. PT	252,496,617	24,165
	Indofood CBP Sukses Makmur Tbk. PT	31,137,135	23,201
	Barito Pacific Tbk. PT	343,309,540	23,030
	Semen Indonesia Persero Tbk. PT	46,087,930	18,101
	Indah Kiat Pulp & Paper Tbk. PT	35,852,945	17,760
*	Bumi Resources Minerals Tbk. PT	1,587,877,411	15,595
	Unilever Indonesia Tbk. PT	78,962,760	15,502
	Sarana Menara Nusantara Tbk. PT	249,620,799	14,041
	Indosat Tbk. PT	21,634,901	13,125
*	Bumi Resources Tbk. PT	2,249,130,629	12,937
	Mitra Adiperkasa Tbk. PT	101,795,873	12,608
	Mitra Keluarga Karyasehat Tbk. PT	73,526,492	12,542
	Aneka Tambang Tbk.	117,574,097	11,536
	Indocement Tunggal Prakarsa Tbk. PT	19,968,429	11,402
	AKR Corporindo Tbk. PT	110,503,507	11,339
	Dayamitra Telekomunikasi PT	252,450,543	10,873
	Perusahaan Gas Negara Tbk. PT	144,937,591	10,685
	Elang Mahkota Teknologi Tbk. PT	360,957,063	10,594
*	Bukalapak.com PT Tbk.	834,255,400	10,127
	Medco Energi Internasional Tbk. PT	129,703,434	10,002
	Ciputra Development Tbk. PT	123,707,084	9,819
	Jasa Marga Persero Tbk. PT	29,505,859	9,340
	Indo Tambangraya Megah Tbk. PT	5,439,338	9,320
	Bukit Asam Tbk. PT	54,901,516	9,086
	Avia Avian Tbk. PT	241,110,469	8,861
	XL Axiata Tbk. PT	60,089,458	8,826

		Shares	Market Value ($000)
	BFI Finance Indonesia Tbk. PT	103,855,072	7,994
	Gudang Garam Tbk. PT	6,363,836	7,937
	Pakuwon Jati Tbk. PT	294,996,724	7,850
*	Bumi Serpong Damai Tbk. PT	111,280,580	7,301
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,177,545	6,802
	Map Aktif Adiperkasa PT	110,427,200	6,782
	Vale Indonesia Tbk. PT	27,623,973	6,774
	Mayora Indah Tbk. PT	44,696,098	6,649
	Bank Syariah Indonesia Tbk. PT	44,855,323	6,614
	Hanjaya Mandala Sampoerna Tbk. PT	115,718,124	6,428
	Japfa Comfeed Indonesia Tbk. PT	90,688,951	6,093
*	Smartfren Telecom Tbk. PT	1,891,330,480	5,991
	Trimegah Bangun Persada Tbk. PT	104,238,300	5,977
	PT Tower Bersama Infrastructure Tbk.	48,285,222	5,970
	Summarecon Agung Tbk. PT	156,722,663	5,563
	Bank Tabungan Negara Persero Tbk. PT	62,390,184	5,156
	Ace Hardware Indonesia Tbk. PT	95,716,321	5,153
*	Bank Bukopin Tbk. PT	939,060,826	4,578
	Surya Esa Perkasa Tbk. PT	130,853,955	4,081
	Matahari Department Store Tbk. PT	26,038,081	3,481
*	Panin Financial Tbk. PT	210,780,209	3,446
*	Bank Pan Indonesia Tbk. PT	49,060,327	3,416
*,3	Waskita Karya Persero Tbk. PT	248,206,980	3,177
	Bank BTPN Syariah Tbk. PT	31,155,157	3,136
*	Bank Neo Commerce Tbk. PT	131,298,252	2,717
*	Lippo Karawaci Tbk. PT	508,274,326	2,576
	Surya Citra Media Tbk. PT	247,868,397	2,415
*	MNC Digital Entertainment Tbk. PT	12,185,526	2,309
	Astra Agro Lestari Tbk. PT	5,228,592	2,288
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	68,930,100	2,228
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	27,789,583	2,050
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,011
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,707
*	Global Mediacom Tbk. PT	103,724,233	1,681
*	Alam Sutera Realty Tbk. PT	163,580,519	1,681
	Media Nusantara Citra Tbk. PT	60,246,098	1,365
	Timah Tbk. PT	34,954,301	1,273
*	Bank Raya Indonesia Tbk. PT	56,436,433	1,035
	Ramayana Lestari Sentosa Tbk. PT	29,933,684	925
*	Adhi Karya Persero Tbk. PT	48,215,032	861
*	PP Persero Tbk. PT	27,807,182	726
*,3	Wijaya Karya Persero Tbk. PT	35,135,576	534
			2,168,152
Ireland (0.2%)
	Kerry Group plc Class A	2,105,750	187,694
	Kingspan Group plc	2,063,730	167,609
	Bank of Ireland Group plc	14,459,908	132,973
	AIB Group plc	19,015,528	83,524
	Glanbia plc	2,406,557	43,099
	Dalata Hotel Group plc	3,027,261	15,711
	Glanbia plc (XLON)	8,754	150
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			630,760
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	15,228,755	183,034
*	Nice Ltd.	871,792	180,881
	Bank Leumi Le-Israel BM	20,958,145	159,181

		Shares	Market Value ($000)
	Bank Hapoalim BM	18,274,499	155,478
	Israel Discount Bank Ltd. Class A	16,982,992	82,383
	Mizrahi Tefahot Bank Ltd.	1,874,902	69,779
	Elbit Systems Ltd.	335,560	69,220
*	Nova Ltd.	394,309	56,152
	ICL Group Ltd.	9,873,235	44,906
*	Tower Semiconductor Ltd.	1,510,119	43,062
	Bezeq The Israeli Telecommunication Corp. Ltd.	27,926,437	36,940
	Azrieli Group Ltd.	508,191	34,243
*	Enlight Renewable Energy Ltd.	1,629,311	29,431
	First International Bank of Israel Ltd.	720,890	28,910
*	Camtek Ltd.	366,897	28,434
	Melisron Ltd.	356,482	26,142
	Mivne Real Estate KD Ltd.	8,634,528	23,364
	Phoenix Holdings Ltd.	2,288,600	23,276
*	Big Shopping Centers Ltd.	191,188	19,441
*	Shufersal Ltd.	3,507,507	18,819
*	Perion Network Ltd.	564,344	16,743
	Alony Hetz Properties & Investments Ltd.	2,176,365	16,472
*	Airport City Ltd.	931,336	15,540
	Amot Investments Ltd.	2,969,643	15,429
*	Clal Insurance Enterprises Holdings Ltd.	873,320	13,588
	Delek Group Ltd.	107,892	13,360
	Energix-Renewable Energies Ltd.	3,635,978	13,265
*	Strauss Group Ltd.	654,670	12,715
*	Harel Insurance Investments & Financial Services Ltd.	1,529,481	12,687
	Reit 1 Ltd.	2,636,478	11,770
	Sapiens International Corp. NV	408,677	11,414
	Oil Refineries Ltd.	33,044,956	11,398
*	Israel Corp. Ltd.	49,670	11,383
*	Shikun & Binui Ltd.	4,186,892	10,925
	Paz Oil Co. Ltd.	127,646	10,493
	Shapir Engineering & Industry Ltd.	1,844,872	10,400
	FIBI Holdings Ltd.	230,079	9,762
	Hilan Ltd.	174,471	9,698
*	Fattal Holdings 1998 Ltd.	85,342	9,688
	Electra Ltd.	24,223	9,232
	Isracard Ltd.	2,539,841	9,116
	Menora Mivtachim Holdings Ltd.	339,445	8,527
	Matrix IT Ltd.	448,887	8,451
*	OPC Energy Ltd.	1,168,381	8,279
	Formula Systems 1985 Ltd.	119,267	7,989
	Ashtrom Group Ltd.	520,796	7,833
	Kenon Holdings Ltd.	290,313	7,169
	One Software Technologies Ltd.	561,366	7,058
	Sella Capital Real Estate Ltd.	3,063,535	6,903
	Summit Real Estate Holdings Ltd.	513,158	6,791
	Fox Wizel Ltd.	94,898	6,725
	Mega Or Holdings Ltd.	291,439	6,660
*	Equital Ltd.	225,744	6,424
	Maytronics Ltd.	583,187	6,399
*	Partner Communications Co. Ltd.	1,340,991	6,200
	Israel Canada T.R Ltd.	1,823,089	6,149
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	102,629	5,741
	Delta Galil Ltd.	119,477	5,515
	Danel Adir Yeoshua Ltd.	62,196	5,384
	Migdal Insurance & Financial Holdings Ltd.	4,559,651	5,050
*	Cellcom Israel Ltd.	1,210,500	4,954

		Shares	Market Value ($000)
	Delek Automotive Systems Ltd.	676,019	4,045
	AudioCodes Ltd.	338,802	3,841
	Gav-Yam Lands Corp. Ltd.	471,188	3,814
	Elco Ltd.	122,961	3,795
*	AFI Properties Ltd.	82,901	3,635
*	G City Ltd.	1,098,037	3,513
*	Ashdod Refinery Ltd.	136,926	3,171
	IDI Insurance Co. Ltd.	94,217	2,814
*	Kamada Ltd.	492,840	2,784
*	Gilat Satellite Networks Ltd.	294,912	1,860
	Naphtha Israel Petroleum Corp. Ltd.	339,465	1,696
			1,737,323
Italy (1.8%)
	Enel SpA	106,046,620	723,596
	UniCredit SpA	23,641,338	692,503
	Intesa Sanpaolo SpA	211,882,465	652,873
	Stellantis NV	29,143,810	641,941
	Ferrari NV	1,615,878	563,517
	Eni SpA	29,253,871	466,346
	Assicurazioni Generali SpA	17,013,731	379,524
	Moncler SpA	2,786,216	171,399
	Prysmian SpA	3,716,725	163,572
	Terna - Rete Elettrica Nazionale	19,204,196	161,931
	Snam SpA	30,993,426	151,370
	FinecoBank Banca Fineco SpA	8,359,063	120,524
	Mediobanca Banca di Credito Finanziario SpA	8,807,840	116,651
	Banco BPM SpA	18,677,327	100,770
	Tenaris SA	6,171,327	97,472
	Leonardo SpA	5,454,210	95,198
*,2	Nexi SpA	11,279,145	86,516
	Recordati Industria Chimica e Farmaceutica SpA	1,322,199	72,978
	Davide Campari-Milano NV	7,197,439	72,919
[2]	Poste Italiane SpA	6,176,762	66,979
[2]	Infrastrutture Wireless Italiane SpA	4,844,710	58,582
	Amplifon SpA	1,759,721	57,435
	Interpump Group SpA	1,087,715	53,767
	BPER Banca	14,424,649	52,028
	Brunello Cucinelli SpA	462,826	45,883
*,1	Telecom Italia SpA (Registered)	145,856,582	43,919
	Reply SpA	311,596	42,723
	A2A SpA	20,773,097	41,186
	Azimut Holding SpA	1,470,760	41,003
	Banca Popolare di Sondrio SPA	5,317,636	40,403
	Buzzi SpA	1,182,852	40,205
	Italgas SpA	6,687,853	38,130
	Unipol Gruppo SpA	5,942,230	36,899
	Hera SpA	10,471,848	36,888
[2]	Pirelli & C SpA	6,703,738	36,330
*	Banca Monte dei Paschi di Siena SpA	10,070,759	35,346
	Banca Mediolanum SpA	3,331,061	34,089
	De' Longhi SpA	943,114	30,547
*	Iveco Group NV	2,709,403	28,913
	Banca Generali SpA	751,113	28,635
[2]	BFF Bank SpA	2,514,830	27,177
	DiaSorin SpA	290,912	26,752
	Brembo SpA	2,168,676	26,711
*	Telecom Italia SpA (Bearer)	82,749,606	26,050
	ERG SpA	763,142	22,377

		Shares	Market Value ($000)
*,1	Saipem SpA	14,319,640	20,540
	Iren SpA	8,895,361	18,669
[2]	Technogym SpA	1,762,307	17,452
[1]	UnipolSai Assicurazioni SpA	6,155,657	16,289
[2]	Carel Industries SpA	665,692	16,120
	SOL SpA	494,002	14,218
	Saras SpA	8,378,555	14,186
[2]	Anima Holding SpA	2,986,690	13,480
	Sesa SpA	96,990	13,160
	Tamburi Investment Partners SpA	1,303,928	12,732
[1]	Salvatore Ferragamo SpA	907,168	11,571
	Maire Tecnimont SpA	2,201,180	11,440
[2]	Enav SpA	3,090,530	11,438
*	Lottomatica Group SpA	891,478	10,343
	Ariston Holding NV	1,420,496	9,323
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	274,237	9,300
	ACEA SpA	587,008	9,263
	Credito Emiliano SpA	1,002,698	9,115
	Danieli & C Officine Meccaniche SpA	371,243	9,011
[1]	Webuild SpA	4,281,673	9,006
	Sanlorenzo SpA	186,379	8,891
	Piaggio & C SpA	2,331,737	7,751
	Banca IFIS SpA	424,828	7,353
	Gruppo MutuiOnline SpA	204,159	7,048
	El.En. SpA	688,047	6,791
	Salcef Group SpA	264,321	6,720
	MFE-MediaForEurope NV Class A	2,613,636	6,662
[2]	RAI Way SpA	1,104,975	6,042
	Cementir Holding NV	557,340	5,977
*,2	GVS SpA	929,721	5,930
	Italmobiliare SpA	176,452	5,256
	Tinexta SpA	241,276	5,102
*	Tod's SpA	119,099	4,366
	Zignago Vetro SpA	297,914	4,352
	MARR SpA	337,977	4,106
	Arnoldo Mondadori Editore SpA	1,396,755	3,580
*,1	Fincantieri SpA	6,735,067	3,565
	Tenaris SA ADR	100,459	3,196
*,1	Juventus Football Club SpA	1,206,252	2,929
[1]	MFE-MediaForEurope NV Class B	618,336	2,230
	Biesse SpA	168,856	2,218
[1]	Alerion Cleanpower SpA	76,442	2,113
	Datalogic SpA	299,099	1,954
[1,2]	doValue SpA	674,172	1,785
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	942
*,3	Gemina SpA	315,232	—
			6,924,072
Japan (16.3%)
	Toyota Motor Corp.	163,232,413	3,259,396
	Sony Group Corp.	16,853,251	1,652,771
	Mitsubishi UFJ Financial Group Inc.	158,556,716	1,485,129
	Keyence Corp.	2,661,488	1,190,744
	Tokyo Electron Ltd.	5,999,677	1,113,375
	Shin-Etsu Chemical Co. Ltd.	26,052,645	1,025,489
	Hitachi Ltd.	12,088,848	949,583
	Sumitomo Mitsui Financial Group Inc.	17,392,593	904,648
	ITOCHU Corp.	18,101,188	821,507
	Mitsui & Co. Ltd.	20,251,151	821,331

		Shares	Market Value ($000)
	Mitsubishi Corp.	46,251,234	797,138
	Nintendo Co. Ltd.	14,230,794	795,088
	Recruit Holdings Co. Ltd.	19,847,859	783,965
	Daiichi Sankyo Co. Ltd.	25,684,321	768,964
	Honda Motor Co. Ltd.	66,224,321	740,260
	KDDI Corp.	21,102,433	699,230
	Tokio Marine Holdings Inc.	25,314,489	667,478
	Mizuho Financial Group Inc.	34,646,422	629,233
	Takeda Pharmaceutical Co. Ltd.	20,771,363	610,480
	Hoya Corp.	4,670,935	593,345
	Daikin Industries Ltd.	3,621,545	580,289
	SoftBank Group Corp.	13,229,265	571,116
	Fast Retailing Co. Ltd.	2,105,408	562,095
	SoftBank Corp.	37,501,904	498,245
	Nippon Telegraph & Telephone Corp.	388,231,575	487,524
	Oriental Land Co. Ltd.	12,800,595	475,415
	Murata Manufacturing Co. Ltd.	22,965,545	463,723
	Denso Corp.	28,016,464	440,084
	Japan Tobacco Inc.	16,157,933	425,881
	SMC Corp.	759,131	422,566
	Seven & i Holdings Co. Ltd.	10,506,981	414,971
	Advantest Corp.	10,061,604	400,430
	Mitsubishi Electric Corp.	26,538,195	393,835
	FANUC Corp.	13,030,800	360,463
	Marubeni Corp.	20,859,594	355,795
	Komatsu Ltd.	12,498,374	355,578
	Canon Inc.	12,835,887	353,592
	Sumitomo Corp.	14,942,152	343,637
	Fujitsu Ltd.	2,428,083	336,081
	Bridgestone Corp.	7,645,935	331,319
	Terumo Corp.	9,779,667	331,061
*	Renesas Electronics Corp.	19,793,206	324,759
	Chugai Pharmaceutical Co. Ltd.	8,879,550	319,399
	Central Japan Railway Co.	12,358,120	308,862
	Disco Corp.	1,140,086	307,640
	FUJIFILM Holdings Corp.	4,836,962	306,590
	ORIX Corp.	15,866,569	306,372
	Mitsui Fudosan Co. Ltd.	12,175,768	305,658
	Ajinomoto Co. Inc.	7,013,887	288,025
	Astellas Pharma Inc.	24,557,561	285,911
	Dai-ichi Life Holdings Inc.	12,838,302	281,579
	East Japan Railway Co.	4,915,195	281,113
	Suzuki Motor Corp.	6,173,231	277,293
	Panasonic Holdings Corp.	29,110,827	274,188
	Daiwa House Industry Co. Ltd.	8,777,185	271,408
	Lasertec Corp.	1,036,117	269,835
	Nippon Steel Corp.	11,143,050	268,154
	Nidec Corp.	7,064,418	263,480
	Mitsubishi Heavy Industries Ltd.	3,902,419	260,305
	Japan Post Holdings Co. Ltd.	27,168,389	260,074
	Otsuka Holdings Co. Ltd.	6,552,605	257,572
	MS&AD Insurance Group Holdings Inc.	6,137,410	253,443
	Asahi Group Holdings Ltd.	6,624,554	246,221
	Kao Corp.	6,196,583	245,184
	TDK Corp.	4,913,232	244,457
	Olympus Corp.	16,434,701	243,294
	Kyocera Corp.	16,330,904	239,086
	Aeon Co. Ltd.	9,692,491	231,623

		Shares	Market Value ($000)
	NEC Corp.	3,498,256	228,593
	Nomura Holdings Inc.	41,152,121	221,652
	Kubota Corp.	14,625,653	221,395
	Nippon Yusen KK	6,363,681	219,298
	Sompo Holdings Inc.	4,168,509	216,143
	Mitsubishi Estate Co. Ltd.	14,862,433	205,933
	Japan Post Bank Co. Ltd.	19,719,024	205,075
	Toyota Tsusho Corp.	3,039,333	199,172
	Sumitomo Mitsui Trust Holdings Inc.	9,652,776	197,817
	Secom Co. Ltd.	2,554,971	185,441
	Toyota Industries Corp.	2,182,923	184,630
	Unicharm Corp.	5,271,601	181,387
	Nomura Research Institute Ltd.	5,741,450	175,594
	Bandai Namco Holdings Inc.	7,983,594	172,865
	Shionogi & Co. Ltd.	3,595,188	172,556
	Inpex Corp.	12,570,894	170,869
	Eisai Co. Ltd.	3,611,123	170,043
	Sumitomo Realty & Development Co. Ltd.	5,383,719	169,313
[1]	Sekisui House Ltd.	7,460,912	168,424
	Subaru Corp.	8,219,653	163,976
[1]	Mitsui OSK Lines Ltd.	4,540,180	163,086
	Nitto Denko Corp.	1,933,571	160,405
	Resona Holdings Inc.	28,963,712	159,887
	Japan Exchange Group Inc.	7,117,771	157,529
	ENEOS Holdings Inc.	38,273,396	154,569
	Kikkoman Corp.	2,484,777	152,884
	Shimano Inc.	1,039,494	149,246
	Shiseido Co. Ltd.	5,303,640	147,848
	Kirin Holdings Co. Ltd.	10,119,742	145,461
	Sysmex Corp.	2,591,270	140,375
	Obic Co. Ltd.	907,827	139,451
[1]	Kawasaki Kisen Kaisha Ltd.	2,857,509	139,229
	Daiwa Securities Group Inc.	19,383,858	138,922
	Sumitomo Electric Industries Ltd.	10,266,526	136,459
	Kansai Electric Power Co. Inc.	9,909,415	135,186
	Nitori Holdings Co. Ltd.	1,019,993	133,498
	Yaskawa Electric Corp.	3,517,974	132,580
	West Japan Railway Co.	3,141,714	130,851
	Asahi Kasei Corp.	16,857,236	127,838
	JFE Holdings Inc.	8,037,033	126,895
	Tokyo Gas Co. Ltd.	5,413,854	124,366
	Chubu Electric Power Co. Inc.	9,533,640	123,677
	NTT Data Group Corp.	8,579,301	123,573
	Pan Pacific International Holdings Corp.	5,459,430	118,014
	MINEBEA MITSUMI Inc.	5,595,780	115,666
	Yamaha Motor Co. Ltd.	12,217,106	115,473
	Osaka Gas Co. Ltd.	5,368,191	113,037
*	Tokyo Electric Power Co. Holdings Inc.	21,216,543	112,960
	Omron Corp.	2,477,861	111,418
	T&D Holdings Inc.	6,710,391	111,116
	LY Corp.	35,584,587	110,705
	Nippon Paint Holdings Co. Ltd.	13,817,507	108,831
	SCREEN Holdings Co. Ltd.	1,081,226	106,024
	Mitsubishi Chemical Group Corp.	17,385,091	104,828
	Nissan Motor Co. Ltd.	26,355,850	103,469
	Kajima Corp.	5,794,304	103,410
	Toray Industries Inc.	20,639,161	103,122
	Ono Pharmaceutical Co. Ltd.	5,641,070	101,675

		Shares	Market Value ($000)
	Shimadzu Corp.	3,669,528	101,470
	Daito Trust Construction Co. Ltd.	879,117	100,000
	TOPPAN Holdings Inc.	3,592,848	99,035
	Dai Nippon Printing Co. Ltd.	3,368,763	97,492
	Isuzu Motors Ltd.	7,027,766	95,893
	Tokyu Corp.	8,084,310	94,864
	Mazda Motor Corp.	7,780,658	94,328
	Capcom Co. Ltd.	2,415,412	92,121
	AGC Inc.	2,427,376	91,289
	M3 Inc.	5,755,083	90,815
	Hankyu Hanshin Holdings Inc.	2,967,918	90,805
	MatsukiyoCocokara & Co.	4,948,457	89,947
	Makita Corp.	3,326,635	89,536
	Sumitomo Metal Mining Co. Ltd.	3,227,496	89,204
	Nissin Foods Holdings Co. Ltd.	2,746,741	88,861
*	Trend Micro Inc.	1,543,112	88,280
	Aisin Corp.	2,362,312	88,197
	Taisei Corp.	2,374,000	86,553
	Fuji Electric Co. Ltd.	1,713,437	85,809
	Nexon Co. Ltd.	5,358,660	85,519
	Keisei Electric Railway Co. Ltd.	1,880,517	85,093
	Obayashi Corp.	9,186,095	85,031
	MEIJI Holdings Co. Ltd.	3,513,042	84,962
	Idemitsu Kosan Co. Ltd.	15,146,890	84,110
	Nippon Building Fund Inc.	20,760	83,997
*	Rakuten Group Inc.	18,936,459	83,183
	SBI Holdings Inc.	3,316,900	81,482
	Konami Group Corp.	1,300,480	79,977
	Ebara Corp.	1,242,900	77,839
	Yakult Honsha Co. Ltd.	3,542,216	77,368
	Mitsubishi HC Capital Inc.	10,865,706	77,043
	Daifuku Co. Ltd.	3,906,014	77,027
	Rohm Co. Ltd.	4,424,112	76,357
	Kintetsu Group Holdings Co. Ltd.	2,454,225	75,731
	Yamato Holdings Co. Ltd.	4,350,096	75,198
	Dentsu Group Inc.	2,817,855	74,789
	SG Holdings Co. Ltd.	5,748,296	74,441
	Ibiden Co. Ltd.	1,470,162	73,978
	Tobu Railway Co. Ltd.	2,741,479	72,603
	Sojitz Corp.	3,046,376	71,899
	Niterra Co. Ltd.	2,636,989	71,010
	Asics Corp.	2,333,326	70,901
	Nissan Chemical Corp.	1,775,638	70,817
	Concordia Financial Group Ltd.	14,750,819	70,294
	TIS Inc.	3,127,966	69,572
	SUMCO Corp.	4,580,526	69,443
	Japan Real Estate Investment Corp.	18,110	69,425
	Hamamatsu Photonics KK	1,754,416	69,308
	Mitsui Chemicals Inc.	2,312,851	68,068
	Nomura Real Estate Master Fund Inc.	61,067	66,824
	JSR Corp.	2,391,892	65,238
	Kyoto Financial Group Inc.	3,881,732	64,512
	MISUMI Group Inc.	3,755,377	64,386
	Yokogawa Electric Corp.	3,262,078	64,102
	Sekisui Chemical Co. Ltd.	4,487,119	64,065
	Zensho Holdings Co. Ltd.	1,306,169	63,961
	Odakyu Electric Railway Co. Ltd.	4,181,067	63,889
	Toyo Suisan Kaisha Ltd.	1,225,198	63,798

		Shares	Market Value ($000)
	Japan Metropolitan Fund Investment Corp.	93,295	63,333
	Nippon Sanso Holdings Corp.	2,471,591	62,628
	Hulic Co. Ltd.	5,644,132	62,324
	Kobe Steel Ltd.	4,484,130	61,916
	Ricoh Co. Ltd.	7,789,767	61,228
	Shizuoka Financial Group Inc.	6,640,580	60,695
	Chiba Bank Ltd.	8,107,339	60,078
	Nippon Prologis REIT Inc.	33,517	59,634
	Otsuka Corp.	1,390,044	58,490
	KDX Realty Investment Corp.	53,420	57,947
	GLP J-REIT	63,129	56,364
	Sumitomo Forestry Co. Ltd.	1,906,420	56,040
	Hoshizaki Corp.	1,535,235	55,854
	Suntory Beverage & Food Ltd.	1,707,231	55,698
	Isetan Mitsukoshi Holdings Ltd.	4,759,637	55,651
	Socionext Inc.	2,428,245	55,651
	Azbil Corp.	1,720,259	55,590
	Kurita Water Industries Ltd.	1,497,008	54,672
	Nippon Express Holdings Inc.	918,231	54,654
	Rohto Pharmaceutical Co. Ltd.	2,648,644	54,196
	Tokyu Fudosan Holdings Corp.	8,100,690	54,174
	TOTO Ltd.	1,988,896	53,830
	Kyowa Kirin Co. Ltd.	3,393,146	53,449
	Fukuoka Financial Group Inc.	2,172,622	53,397
	Brother Industries Ltd.	3,159,076	52,923
	McDonald's Holdings Co. Japan Ltd.	1,168,600	52,031
	USS Co. Ltd.	2,749,179	51,991
	Seiko Epson Corp.	3,548,145	51,794
	Hikari Tsushin Inc.	294,420	51,303
	Daiwa House REIT Investment Corp.	28,966	51,180
	Asahi Intecc Co. Ltd.	2,672,408	50,778
	Hirose Electric Co. Ltd.	432,158	50,283
	Ryohin Keikaku Co. Ltd.	3,214,033	49,975
	Toho Co. Ltd.	1,502,980	48,959
	Tosoh Corp.	3,788,294	48,849
	Kobe Bussan Co. Ltd.	1,911,062	48,833
	Shimizu Corp.	7,289,746	48,799
	Nisshin Seifun Group Inc.	3,492,292	48,715
	Skylark Holdings Co. Ltd.	2,984,556	48,691
	Kuraray Co. Ltd.	4,614,885	48,418
	Resonac Holdings Corp.	2,426,703	48,392
	Sumitomo Chemical Co. Ltd.	20,517,268	48,310
	Japan Post Insurance Co. Ltd.	2,559,965	47,927
*	Kyushu Electric Power Co. Inc.	6,370,170	47,707
	Lixil Corp.	3,539,326	47,296
	Oji Holdings Corp.	12,045,755	47,097
*	ANA Holdings Inc.	2,123,393	46,923
	Koito Manufacturing Co. Ltd.	3,031,716	46,413
	Cosmo Energy Holdings Co. Ltd.	1,108,898	46,056
	NH Foods Ltd.	1,343,315	46,003
	Santen Pharmaceutical Co. Ltd.	4,530,767	45,771
	Keio Corp.	1,560,306	45,655
	Yamaha Corp.	2,075,429	45,640
	Amada Co. Ltd.	4,217,590	45,515
	Haseko Corp.	3,475,394	45,194
	Kawasaki Heavy Industries Ltd.	1,990,366	45,062
	Kyushu Railway Co.	2,039,090	44,819
	Tohoku Electric Power Co. Inc.	6,485,652	43,297

		Shares	Market Value ($000)
	BayCurrent Consulting Inc.	1,836,660	42,701
	NGK Insulators Ltd.	3,416,752	42,685
	Nikon Corp.	4,153,552	42,389
	Yokohama Rubber Co. Ltd.	1,790,827	42,385
	Kansai Paint Co. Ltd.	2,525,992	42,234
	Horiba Ltd.	524,300	42,067
	Orix JREIT Inc.	35,865	41,485
	Tokyo Tatemono Co. Ltd.	2,687,339	41,417
	Square Enix Holdings Co. Ltd.	1,054,523	41,207
	Nagoya Railroad Co. Ltd.	2,665,033	41,089
	Hitachi Construction Machinery Co. Ltd.	1,437,880	40,796
	Mebuki Financial Group Inc.	13,622,920	40,776
	Sanwa Holdings Corp.	2,658,162	40,628
	United Urban Investment Corp.	40,109	40,611
	Marui Group Co. Ltd.	2,454,696	40,589
	NOF Corp.	898,182	40,565
	Taiyo Yuden Co. Ltd.	1,676,245	40,491
	Credit Saison Co. Ltd.	2,178,785	40,441
	Nomura Real Estate Holdings Inc.	1,463,176	40,041
[1]	Advance Residence Investment Corp.	18,145	39,958
	Sumitomo Heavy Industries Ltd.	1,537,314	39,885
	Seibu Holdings Inc.	2,813,657	39,764
	Mitsubishi Gas Chemical Co. Inc.	2,400,787	39,207
	Tsuruha Holdings Inc.	495,057	39,176
	Sapporo Holdings Ltd.	847,148	39,171
	Stanley Electric Co. Ltd.	2,038,937	38,945
	Yamazaki Baking Co. Ltd.	1,626,014	38,557
	Japan Airlines Co. Ltd.	2,002,389	38,477
	Electric Power Development Co. Ltd.	2,246,200	37,731
	Tokyo Century Corp.	3,380,944	37,567
	Persol Holdings Co. Ltd.	23,591,200	37,503
	Invincible Investment Corp.	91,212	37,497
	Lawson Inc.	651,505	37,291
	Japan Airport Terminal Co. Ltd.	929,694	36,921
	CyberAgent Inc.	5,683,417	36,680
	Kobayashi Pharmaceutical Co. Ltd.	810,501	36,578
	Alfresa Holdings Corp.	2,178,982	35,733
	Sankyo Co. Ltd.	575,758	35,217
	Oracle Corp. Japan	442,222	34,851
[1]	Aozora Bank Ltd.	1,584,245	34,826
	SCSK Corp.	1,750,796	34,376
	Nichirei Corp.	1,398,793	33,785
	TechnoPro Holdings Inc.	1,464,161	33,756
	Tokyo Ohka Kogyo Co. Ltd.	1,477,773	33,753
	JGC Holdings Corp.	2,881,227	33,749
	GMO Payment Gateway Inc.	556,761	33,594
	IHI Corp.	1,740,260	33,285
	Shinko Electric Industries Co. Ltd.	897,585	33,186
	Hachijuni Bank Ltd.	6,059,487	33,024
	Daicel Corp.	3,355,825	32,878
	Macnica Holdings Inc.	618,408	32,724
	Shimamura Co. Ltd.	298,023	32,696
	Keihan Holdings Co. Ltd.	1,340,249	32,687
	Tokyo Seimitsu Co. Ltd.	504,439	32,674
	Taiheiyo Cement Corp.	1,581,674	32,555
	Japan Hotel REIT Investment Corp.	63,333	32,547
	Medipal Holdings Corp.	2,032,270	32,437
	ZOZO Inc.	1,479,034	32,386

		Shares	Market Value ($000)
	Rinnai Corp.	1,429,314	32,382
	COMSYS Holdings Corp.	1,476,076	32,319
	Goldwin Inc.	478,198	32,168
	Ulvac Inc.	655,824	32,098
	Kyushu Financial Group Inc.	5,036,386	32,050
	Air Water Inc.	2,424,553	32,026
	Sega Sammy Holdings Inc.	2,167,910	31,906
	Sanrio Co. Ltd.	760,805	31,769
	INFRONEER Holdings Inc.	3,011,697	31,483
	NSK Ltd.	5,762,163	31,413
	THK Co. Ltd.	1,623,508	31,215
	J Front Retailing Co. Ltd.	3,356,606	31,087
	Iwatani Corp.	691,198	30,887
	Mitsubishi Materials Corp.	1,684,432	30,838
	Nihon Kohden Corp.	1,009,886	30,778
	Toyo Seikan Group Holdings Ltd.	1,927,920	30,624
	EXEO Group Inc.	1,365,830	30,505
	Open House Group Co. Ltd.	968,743	30,295
	Japan Prime Realty Investment Corp.	12,602	30,173
	MonotaRO Co. Ltd.	3,195,200	30,093
	Lion Corp.	3,371,884	30,057
	Sekisui House REIT Inc.	56,447	30,024
	Kose Corp.	457,513	29,932
	Fujikura Ltd.	3,613,511	29,705
	Keikyu Corp.	3,387,429	29,587
	Nabtesco Corp.	1,532,054	29,447
	Suzuken Co. Ltd.	946,857	29,391
	Kamigumi Co. Ltd.	1,271,324	29,248
	Nankai Electric Railway Co. Ltd.	1,492,512	29,104
	Nifco Inc.	1,118,305	29,021
	Chugoku Electric Power Co. Inc.	4,076,054	28,982
	Kinden Corp.	1,731,905	28,861
	Sumitomo Rubber Industries Ltd.	2,475,163	28,673
	Iida Group Holdings Co. Ltd.	1,883,404	28,434
	DMG Mori Co. Ltd.	1,417,718	28,388
	JTEKT Corp.	3,102,366	28,386
	Internet Initiative Japan Inc.	1,454,151	28,198
	Activia Properties Inc.	10,325	28,119
	SHO-BOND Holdings Co. Ltd.	625,495	27,860
	Food & Life Cos. Ltd.	1,373,414	27,483
	Sundrug Co. Ltd.	899,760	27,137
	Seino Holdings Co. Ltd.	1,855,488	27,097
	Hirogin Holdings Inc.	4,029,143	27,037
	Yamaguchi Financial Group Inc.	2,830,658	26,906
	Mitsubishi Motors Corp.	8,532,650	26,887
	ADEKA Corp.	1,361,916	26,648
*	SHIFT Inc.	147,818	26,648
	Kadokawa Corp.	1,252,640	26,503
	Mitsubishi Logistics Corp.	857,675	26,493
[1]	Nippon Accommodations Fund Inc.	6,341	26,398
	Gunma Bank Ltd.	5,351,958	26,392
	Daiwabo Holdings Co. Ltd.	1,204,083	26,182
	Hisamitsu Pharmaceutical Co. Inc.	915,894	26,105
	Jeol Ltd.	570,042	26,059
	Fujitec Co. Ltd.	1,020,719	26,044
	Kagome Co. Ltd.	1,052,574	25,914
	Coca-Cola Bottlers Japan Holdings Inc.	1,908,515	25,902
	Zenkoku Hosho Co. Ltd.	695,057	25,865

		Shares	Market Value ($000)
	LaSalle Logiport REIT	25,541	25,864
	BIPROGY Inc.	881,348	25,805
	Kewpie Corp.	1,437,805	25,588
*	Mercari Inc.	1,542,587	25,505
	Cosmos Pharmaceutical Corp.	236,573	25,411
	Takashimaya Co. Ltd.	1,810,259	25,219
	Sohgo Security Services Co. Ltd.	4,617,605	25,207
	Daido Steel Co. Ltd.	2,405,145	25,062
	Fuji Soft Inc.	570,854	25,022
	Yamato Kogyo Co. Ltd.	451,925	25,016
	Hakuhodo DY Holdings Inc.	3,212,662	24,677
	Koei Tecmo Holdings Co. Ltd.	1,972,007	24,564
	Nippon Shinyaku Co. Ltd.	695,013	24,553
	Casio Computer Co. Ltd.	2,844,315	24,525
	Iyogin Holdings Inc.	3,604,225	24,516
	Sankyu Inc.	655,399	24,500
	Toho Gas Co. Ltd.	1,208,996	24,289
	Miura Co. Ltd.	1,328,444	24,275
	Industrial & Infrastructure Fund Investment Corp.	26,540	24,017
	Yamada Holdings Co. Ltd.	7,770,378	23,735
	Nagase & Co. Ltd.	1,447,236	23,663
*	Money Forward Inc.	604,838	23,608
	Mabuchi Motor Co. Ltd.	1,361,736	23,602
	Teijin Ltd.	2,560,213	23,552
	Nippon Electric Glass Co. Ltd.	1,058,226	23,523
	Fuyo General Lease Co. Ltd.	260,343	23,281
	77 Bank Ltd.	962,916	23,161
	AEON REIT Investment Corp.	24,557	23,140
	Mitsui Mining & Smelting Co. Ltd.	744,172	23,006
	Toyo Tire Corp.	1,377,105	22,803
	Mitsui Fudosan Logistics Park Inc.	7,601	22,787
[1]	Welcia Holdings Co. Ltd.	1,346,474	22,713
*	Park24 Co. Ltd.	1,737,629	22,705
[1]	Japan Logistics Fund Inc.	12,275	22,697
	Sugi Holdings Co. Ltd.	472,609	22,581
	Ito En Ltd.	769,682	22,344
	Nishi-Nippon Financial Holdings Inc.	1,917,472	22,078
	Maruwa Co. Ltd.	109,993	22,008
	UBE Corp.	1,321,545	21,971
	Nippon Gas Co. Ltd.	1,416,118	21,937
	Dowa Holdings Co. Ltd.	625,945	21,830
	Sumitomo Bakelite Co. Ltd.	437,757	21,755
	House Foods Group Inc.	983,791	21,655
	DIC Corp.	1,140,910	21,533
	Nissui Corp.	3,937,895	21,516
[1]	Mori Hills REIT Investment Corp.	22,967	21,374
	Rakus Co. Ltd.	1,297,391	21,324
	Amano Corp.	922,482	21,258
	MEITEC Group Holdings Inc.	1,063,015	21,030
	Nihon M&A Center Holdings Inc.	3,494,135	21,003
	Maruichi Steel Tube Ltd.	818,856	20,864
	Mizuho Leasing Co. Ltd.	573,062	20,768
	Denka Co. Ltd.	1,188,511	20,726
	Penta-Ocean Construction Co. Ltd.	3,850,919	20,633
	Toda Corp.	3,269,157	20,612
	Kyudenko Corp.	539,111	20,507
	NOK Corp.	1,547,057	20,492
	Ezaki Glico Co. Ltd.	700,172	20,486

		Shares	Market Value ($000)
	Daiwa Securities Living Investments Corp.	28,459	20,475
	Ushio Inc.	1,458,892	20,438
	Kaneka Corp.	833,364	20,265
	Morinaga Milk Industry Co. Ltd.	989,254	20,258
	Alps Alpine Co. Ltd.	2,718,715	20,177
	Takara Holdings Inc.	2,384,843	20,177
	Calbee Inc.	956,551	20,107
	Hulic REIT Inc.	18,981	19,988
	Frontier Real Estate Investment Corp.	6,756	19,970
	Sawai Group Holdings Co. Ltd.	526,807	19,940
[1]	Osaka Soda Co. Ltd.	282,116	19,805
	Nippon Kayaku Co. Ltd.	2,218,258	19,803
	Fuji Corp.	1,168,026	19,790
	Kakaku.com Inc.	1,736,286	19,751
[1]	Comforia Residential REIT Inc.	9,371	19,640
	Canon Marketing Japan Inc.	642,194	19,539
	Sotetsu Holdings Inc.	1,060,548	19,438
	Yoshinoya Holdings Co. Ltd.	871,520	19,435
	Toyoda Gosei Co. Ltd.	1,004,603	19,397
	Tomy Co. Ltd.	1,177,231	19,314
	Takasago Thermal Engineering Co. Ltd.	826,183	19,090
	Nichias Corp.	815,985	19,073
*,1	Sharp Corp.	2,823,357	18,985
	NSD Co. Ltd.	1,011,085	18,974
	Morinaga & Co. Ltd.	986,744	18,833
	OBIC Business Consultants Co. Ltd.	388,195	18,773
[1]	Aeon Mall Co. Ltd.	1,516,439	18,771
	Kokuyo Co. Ltd.	1,164,733	18,757
	Tokai Carbon Co. Ltd.	2,660,836	18,713
	Seven Bank Ltd.	8,886,193	18,602
	Hanwa Co. Ltd.	506,470	18,525
	Bic Camera Inc.	1,972,712	18,389
	Rengo Co. Ltd.	2,831,271	18,361
	ABC-Mart Inc.	1,056,543	18,310
*	Rakuten Bank Ltd.	1,171,600	18,264
	K's Holdings Corp.	1,983,464	18,026
	Dexerials Corp.	625,276	18,020
	Kanematsu Corp.	1,157,261	17,943
	Hokuhoku Financial Group Inc.	1,693,015	17,936
[1]	Mitsubishi Estate Logistics REIT Investment Corp.	7,147	17,906
	Toridoll Holdings Corp.	582,888	17,845
	NET One Systems Co. Ltd.	1,097,326	17,842
	NHK Spring Co. Ltd.	2,159,511	17,828
	Mori Trust REIT Inc.	35,014	17,781
	Citizen Watch Co. Ltd.	2,796,946	17,739
	OKUMA Corp.	393,726	17,715
[1]	Hokuetsu Corp.	1,872,892	17,707
	Nishi-Nippon Railroad Co. Ltd.	1,062,153	17,655
	Yaoko Co. Ltd.	303,900	17,534
	Daiseki Co. Ltd.	612,314	17,508
	Benesse Holdings Inc.	987,029	17,455
	Taisho Pharmaceutical Holdings Co. Ltd.	298,654	17,380
	Okumura Corp.	495,338	17,322
[1]	Workman Co. Ltd.	603,680	17,257
	Zeon Corp.	1,898,631	17,225
	Kotobuki Spirits Co. Ltd.	1,278,715	17,205
	Hazama Ando Corp.	2,125,961	17,169
	Toagosei Co. Ltd.	1,789,986	17,133

		Shares	Market Value ($000)
	TS Tech Co. Ltd.	1,340,586	16,981
*	Konica Minolta Inc.	6,167,988	16,926
	Towa Corp.	325,273	16,781
	Wacoal Holdings Corp.	718,629	16,765
	Sangetsu Corp.	761,088	16,764
	Furukawa Electric Co. Ltd.	919,480	16,726
	Aica Kogyo Co. Ltd.	720,260	16,689
	Chugin Financial Group Inc.	2,350,579	16,645
	Tsumura & Co.	918,776	16,623
	Ship Healthcare Holdings Inc.	1,088,088	16,514
	Nippon Shokubai Co. Ltd.	437,455	16,457
	Daishi Hokuetsu Financial Group Inc.	588,192	16,302
	Topcon Corp.	1,416,992	16,279
	Pigeon Corp.	1,488,895	16,272
	NTT UD REIT Investment Corp.	19,051	16,177
*	Outsourcing Inc.	1,372,937	16,030
	Japan Petroleum Exploration Co. Ltd.	394,011	16,028
	Harmonic Drive Systems Inc.	658,035	15,947
	Shiga Bank Ltd.	639,132	15,891
	Fujimi Inc.	790,478	15,841
	Nisshinbo Holdings Inc.	1,917,070	15,822
	Daiwa Office Investment Corp.	3,701	15,777
	Takeuchi Manufacturing Co. Ltd.	459,974	15,725
	Resorttrust Inc.	900,036	15,646
	Tokuyama Corp.	968,943	15,531
	NEC Networks & System Integration Corp.	960,703	15,515
	Nakanishi Inc.	947,154	15,501
	Inaba Denki Sangyo Co. Ltd.	645,679	15,428
[1]	Colowide Co. Ltd.	959,757	15,344
	Kandenko Co. Ltd.	1,489,795	15,321
	MIRAIT ONE Corp.	1,157,564	15,294
	Nikkon Holdings Co. Ltd.	705,976	15,166
	Fuji Kyuko Co. Ltd.	508,685	15,036
	NS Solutions Corp.	450,656	15,031
	Fancl Corp.	949,064	14,987
	Toho Holdings Co. Ltd.	689,551	14,935
	San-In Godo Bank Ltd.	2,116,143	14,923
	Tokyu REIT Inc.	12,789	14,913
	Shikoku Electric Power Co. Inc.	2,105,752	14,889
	GS Yuasa Corp.	1,030,274	14,859
	OSG Corp.	1,086,445	14,785
	Daiichikosho Co. Ltd.	1,076,678	14,750
	Rorze Corp.	131,323	14,586
	Organo Corp.	352,344	14,553
	Relo Group Inc.	1,449,055	14,545
	Anritsu Corp.	1,831,671	14,504
	Japan Elevator Service Holdings Co. Ltd.	957,804	14,474
	Okamura Corp.	964,673	14,458
[1]	Mitsui High-Tec Inc.	312,041	14,403
	Duskin Co. Ltd.	616,617	14,317
[1]	AEON Financial Service Co. Ltd.	1,570,705	14,305
	CKD Corp.	809,116	14,267
	Japan Excellent Inc.	17,217	14,235
	GMO internet group Inc.	786,982	14,183
	Japan Steel Works Ltd.	861,728	14,182
	Suruga Bank Ltd.	2,431,831	14,172
	NIPPON REIT Investment Corp.	6,102	14,129
	Toyota Boshoku Corp.	856,736	14,117

		Shares	Market Value ($000)
	DTS Corp.	571,273	14,051
	Kureha Corp.	733,755	14,046
	Kusuri no Aoki Holdings Co. Ltd.	643,947	13,903
	Pilot Corp.	494,213	13,801
	Glory Ltd.	667,709	13,796
	Hitachi Zosen Corp.	2,235,526	13,794
	Tsubakimoto Chain Co.	474,306	13,717
	ARE Holdings Inc.	982,173	13,676
	Nippon Soda Co. Ltd.	351,653	13,574
[1]	Kyoritsu Maintenance Co. Ltd.	326,355	13,410
	Lintec Corp.	706,943	13,389
	H.U. Group Holdings Inc.	719,704	13,379
	PALTAC Corp.	439,349	13,376
	Monogatari Corp.	377,615	13,315
	Acom Co. Ltd.	5,185,831	13,282
	Micronics Japan Co. Ltd.	447,260	13,281
	Juroku Financial Group Inc.	473,210	13,267
	Japan Material Co. Ltd.	780,690	13,192
	Toei Co. Ltd.	93,220	13,083
	Izumi Co. Ltd.	553,831	13,038
	Okasan Securities Group Inc.	2,652,221	12,981
	Daihen Corp.	273,894	12,978
	Nipro Corp.	1,607,811	12,948
	Jaccs Co. Ltd.	337,037	12,911
	Seria Co. Ltd.	703,750	12,896
	Tadano Ltd.	1,583,230	12,888
[1]	Open Up Group Inc.	827,119	12,812
	Heiwa Real Estate REIT Inc.	13,757	12,785
*	Appier Group Inc.	1,087,800	12,728
	Sumitomo Warehouse Co. Ltd.	706,216	12,701
*	Hino Motors Ltd.	3,684,776	12,545
[1]	EDION Corp.	1,124,022	12,377
	SMS Co. Ltd.	684,490	12,362
	Tokyo Steel Manufacturing Co. Ltd.	1,019,818	12,317
	As One Corp.	325,837	12,301
[1]	Nitto Boseki Co. Ltd.	359,166	12,265
	Sanken Electric Co. Ltd.	266,970	12,265
	Kumagai Gumi Co. Ltd.	471,131	12,262
	Ain Holdings Inc.	375,270	12,246
	Monex Group Inc.	2,347,773	12,218
	Ferrotec Holdings Corp.	633,400	12,216
	Riken Keiki Co. Ltd.	246,491	12,178
	Inabata & Co. Ltd.	559,168	12,167
	Hoshino Resorts REIT Inc.	3,479	12,142
	Senko Group Holdings Co. Ltd.	1,540,421	12,044
*	Nippon Paper Industries Co. Ltd.	1,296,589	12,018
	Descente Ltd.	518,332	11,972
	FP Corp.	617,000	11,954
	Dentsu Soken Inc.	319,187	11,917
	Tokai Tokyo Financial Holdings Inc.	3,056,904	11,792
	DCM Holdings Co. Ltd.	1,262,982	11,765
	Takuma Co. Ltd.	998,315	11,746
	Japan Securities Finance Co. Ltd.	1,104,720	11,708
	DeNA Co. Ltd.	1,158,735	11,699
	H2O Retailing Corp.	1,090,070	11,671
	Saizeriya Co. Ltd.	339,335	11,649
	Artience Co. Ltd.	621,552	11,630
	C Uyemura & Co. Ltd.	153,236	11,628

		Shares	Market Value ($000)
	Mani Inc.	835,786	11,611
	TOKAI Holdings Corp.	1,695,119	11,430
	Aichi Financial Group Inc.	646,033	11,405
	Taikisha Ltd.	381,995	11,390
	Star Asia Investment Corp.	29,032	11,384
	Nojima Corp.	899,668	11,339
	Benefit One Inc.	791,319	11,292
*	Hokuriku Electric Power Co.	2,305,719	11,274
	Fujitsu General Ltd.	766,839	11,236
	Hyakugo Bank Ltd.	2,894,410	11,226
	Tokai Rika Co. Ltd.	706,236	11,173
	Heiwa Real Estate Co. Ltd.	422,291	11,165
	Makino Milling Machine Co. Ltd.	274,929	11,136
	Nippn Corp.	722,305	11,089
	Sakata Seed Corp.	444,673	11,074
	Sumitomo Osaka Cement Co. Ltd.	438,198	11,039
	Global One Real Estate Investment Corp.	14,716	10,963
	Japan Aviation Electronics Industry Ltd.	636,758	10,948
	Hokkaido Electric Power Co. Inc.	2,446,329	10,914
	Kaga Electronics Co. Ltd.	235,362	10,895
	Fukuoka REIT Corp.	9,157	10,831
	Kaken Pharmaceutical Co. Ltd.	458,560	10,830
[1]	Round One Corp.	2,444,166	10,825
	Heiwa Corp.	725,080	10,773
	Fukuyama Transporting Co. Ltd.	389,216	10,765
	Pola Orbis Holdings Inc.	1,040,093	10,760
	TBS Holdings Inc.	463,300	10,744
	UACJ Corp.	388,775	10,738
*	PeptiDream Inc.	1,217,163	10,667
	Sanki Engineering Co. Ltd.	829,534	10,642
[1]	Ryosan Co. Ltd.	322,577	10,629
	Nishimatsu Construction Co. Ltd.	384,858	10,579
	NTN Corp.	5,776,003	10,563
	Max Co. Ltd.	473,467	10,523
	Joyful Honda Co. Ltd.	793,263	10,521
	Digital Garage Inc.	434,028	10,464
	Itoham Yonekyu Holdings Inc.	373,112	10,454
*,1	Atom Corp.	1,626,810	10,337
[1]	Create Restaurants Holdings Inc.	1,377,370	10,337
	Fuji Oil Holdings Inc.	643,841	10,314
	Nippon Light Metal Holdings Co. Ltd.	833,115	10,266
	Maruha Nichiro Corp.	518,427	10,258
	Tokyo Kiraboshi Financial Group Inc.	350,683	10,258
	Ichibanya Co. Ltd.	232,717	10,257
	Menicon Co. Ltd.	705,372	10,243
	Taiyo Holdings Co. Ltd.	463,368	10,210
[1]	Toei Animation Co. Ltd.	76,300	10,209
	Mitsui-Soko Holdings Co. Ltd.	302,117	10,091
	Meidensha Corp.	556,200	9,970
	Aiful Corp.	3,975,561	9,967
*	Sansan Inc.	1,069,993	9,961
	Iino Kaiun Kaisha Ltd.	1,139,566	9,952
	JVCKenwood Corp.	2,045,756	9,949
[1]	Seiren Co. Ltd.	591,283	9,924
[1]	Arcs Co. Ltd.	498,054	9,910
[1]	Royal Holdings Co. Ltd.	560,122	9,858
	North Pacific Bank Ltd.	3,830,557	9,768
	Yodogawa Steel Works Ltd.	367,759	9,686

		Shares	Market Value ($000)
*,1	Sosei Group Corp.	997,900	9,686
	Tokyo Electron Device Ltd.	244,452	9,685
	Justsystems Corp.	460,120	9,614
	Autobacs Seven Co. Ltd.	882,608	9,595
	Nisshin Oillio Group Ltd.	312,822	9,556
	Toyobo Co. Ltd.	1,272,586	9,551
[1]	Shochiku Co. Ltd.	138,908	9,534
	Nitto Kogyo Corp.	350,114	9,528
	Paramount Bed Holdings Co. Ltd.	524,386	9,471
	TKC Corp.	362,101	9,379
	PAL GROUP Holdings Co. Ltd.	586,182	9,374
	KYB Corp.	270,163	9,368
	Amvis Holdings Inc.	508,500	9,368
*	Medley Inc.	296,300	9,290
	Mitsuboshi Belting Ltd.	278,250	9,282
	MIXI Inc.	538,746	9,241
	Trusco Nakayama Corp.	540,266	9,230
	Ichigo Office REIT Investment Corp.	16,366	9,197
[1]	Nomura Micro Science Co. Ltd.	98,300	9,177
	Mitsubishi Logisnext Co. Ltd.	884,089	9,157
	Nihon Parkerizing Co. Ltd.	1,150,098	9,135
	Megmilk Snow Brand Co. Ltd.	579,940	9,095
	Kiyo Bank Ltd.	806,172	9,086
	Financial Partners Group Co. Ltd.	786,520	9,020
	Yuasa Trading Co. Ltd.	270,477	9,012
*	Leopalace21 Corp.	3,196,923	8,943
[1]	Nishimatsuya Chain Co. Ltd.	618,501	8,933
[1]	Tri Chemical Laboratories Inc.	362,126	8,930
	Ohsho Food Service Corp.	161,423	8,925
	Toyo Construction Co. Ltd.	1,005,428	8,859
	Exedy Corp.	461,484	8,854
	SKY Perfect JSAT Holdings Inc.	1,680,708	8,844
	Japan Lifeline Co. Ltd.	989,864	8,833
	Yokogawa Bridge Holdings Corp.	451,974	8,747
	Daiei Kankyo Co. Ltd.	513,400	8,734
	Shoei Co. Ltd.	653,452	8,733
	Eizo Corp.	252,596	8,722
	Wacom Co. Ltd.	1,883,874	8,682
	Valor Holdings Co. Ltd.	507,547	8,671
[1]	Kohnan Shoji Co. Ltd.	325,691	8,652
	MOS Food Services Inc.	371,973	8,651
	Senshu Ikeda Holdings Inc.	3,706,385	8,587
	Hosiden Corp.	697,726	8,565
	Noritake Co. Ltd.	160,574	8,542
	Daio Paper Corp.	1,133,474	8,538
	Komeri Co. Ltd.	379,799	8,510
	Hokkoku Financial Holdings Inc.	283,392	8,432
	Bank of Nagoya Ltd.	223,309	8,397
	CRE Logistics REIT Inc.	8,021	8,391
	Kyorin Pharmaceutical Co. Ltd.	693,808	8,382
	Ai Holdings Corp.	496,950	8,342
	KOMEDA Holdings Co. Ltd.	435,094	8,340
	ARCLANDS Corp.	726,949	8,325
	Adastria Co. Ltd.	356,801	8,317
	Katitas Co. Ltd.	665,954	8,280
	Kissei Pharmaceutical Co. Ltd.	386,701	8,257
	Raito Kogyo Co. Ltd.	588,204	8,223
	JAFCO Group Co. Ltd.	691,589	8,203

		Shares	Market Value ($000)
	Kitz Corp.	997,754	8,158
	Japan Wool Textile Co. Ltd.	806,667	8,137
	Oki Electric Industry Co. Ltd.	1,154,383	8,111
	Topre Corp.	556,403	8,099
	Ariake Japan Co. Ltd.	249,374	7,996
	Matsui Securities Co. Ltd.	1,422,597	7,992
	Keiyo Bank Ltd.	1,629,366	7,976
	Kato Sangyo Co. Ltd.	243,990	7,956
	Chugoku Marine Paints Ltd.	624,782	7,948
	Sekisui Jushi Corp.	456,435	7,862
	Kanamoto Co. Ltd.	411,036	7,851
	Noevir Holdings Co. Ltd.	220,752	7,848
	Hankyu Hanshin REIT Inc.	7,879	7,802
	Musashino Bank Ltd.	408,328	7,693
	KH Neochem Co. Ltd.	491,350	7,657
	Fuji Media Holdings Inc.	645,445	7,646
	Shibaura Machine Co. Ltd.	315,322	7,645
	Simplex Holdings Inc.	419,414	7,644
	Systena Corp.	3,780,552	7,642
	Mitsubishi Shokuhin Co. Ltd.	224,518	7,633
	Mizuno Corp.	255,226	7,614
[1]	Hiday Hidaka Corp.	377,515	7,609
[1]	Nextage Co. Ltd.	503,139	7,581
	San-Ai Obbli Co. Ltd.	670,684	7,562
	Starts Corp. Inc.	366,437	7,517
	San-A Co. Ltd.	242,600	7,493
	Infomart Corp.	2,781,179	7,464
	Meiko Electronics Co. Ltd.	273,012	7,436
	Fuso Chemical Co. Ltd.	262,129	7,382
	Mochida Pharmaceutical Co. Ltd.	324,658	7,340
[1]	Enplas Corp.	90,293	7,336
	Kumiai Chemical Industry Co. Ltd.	1,277,356	7,325
	Aoyama Trading Co. Ltd.	607,837	7,322
	Nichicon Corp.	836,848	7,314
	ASKUL Corp.	539,416	7,291
	Kura Sushi Inc.	271,955	7,287
	JMDC Inc.	274,389	7,261
	en Japan Inc.	392,747	7,259
	Awa Bank Ltd.	431,941	7,245
	Transcosmos Inc.	345,258	7,209
*	GungHo Online Entertainment Inc.	427,853	7,193
	Nippon Pillar Packing Co. Ltd.	218,045	7,170
	Showa Sangyo Co. Ltd.	312,647	7,165
	SAMTY Co. Ltd.	419,195	7,143
[1]	Advance Logistics Investment Corp.	8,214	7,138
	Funai Soken Holdings Inc.	408,600	7,114
	Nanto Bank Ltd.	392,762	7,104
	Arata Corp.	319,254	7,086
	Mitsubishi Pencil Co. Ltd.	520,029	7,071
	KeePer Technical Laboratory Co. Ltd.	159,596	7,043
	Toshiba TEC Corp.	338,587	7,024
	Gunze Ltd.	190,259	6,954
	Yamazen Corp.	812,918	6,952
	Life Corp.	273,224	6,938
	Megachips Corp.	214,267	6,918
	Fuji Seal International Inc.	586,314	6,914
	SOSiLA Logistics REIT Inc.	8,514	6,914
	JCU Corp.	271,928	6,863

		Shares	Market Value ($000)
	Ichigo Inc.	2,572,702	6,858
	FCC Co. Ltd.	526,353	6,857
	Tocalo Co. Ltd.	643,230	6,842
	West Holdings Corp.	297,200	6,836
	Mirai Corp.	22,329	6,828
	Musashi Seimitsu Industry Co. Ltd.	601,520	6,827
	MCJ Co. Ltd.	812,020	6,809
	Totetsu Kogyo Co. Ltd.	329,994	6,776
	Prima Meat Packers Ltd.	414,017	6,774
	Ricoh Leasing Co. Ltd.	196,312	6,739
	Seiko Group Corp.	376,603	6,719
	NPR-RIKEN Corp.	369,578	6,719
	Tamron Co. Ltd.	177,053	6,709
	Nichiha Corp.	333,276	6,695
	Create SD Holdings Co. Ltd.	304,989	6,637
	Elecom Co. Ltd.	569,885	6,628
	Idec Corp.	331,047	6,625
	Sumitomo Pharma Co. Ltd.	2,253,807	6,616
[1]	SBI Sumishin Net Bank Ltd.	573,100	6,605
	Okinawa Cellular Telephone Co.	270,383	6,589
*,1	HIS Co. Ltd.	541,978	6,584
	Torishima Pump Manufacturing Co. Ltd.	384,255	6,578
	Ryobi Ltd.	354,548	6,536
	ZERIA Pharmaceutical Co. Ltd.	469,155	6,498
[1]	Heiwado Co. Ltd.	433,362	6,472
	Nippon Densetsu Kogyo Co. Ltd.	465,718	6,460
	Shinmaywa Industries Ltd.	777,217	6,452
	Nomura Co. Ltd.	1,087,887	6,430
	Toyo Tanso Co. Ltd.	190,410	6,425
	Towa Pharmaceutical Co. Ltd.	365,282	6,392
	Iriso Electronics Co. Ltd.	273,138	6,387
	Takara Standard Co. Ltd.	534,128	6,382
	Usen-Next Holdings Co. Ltd.	219,842	6,381
	Takara Leben Real Estate Investment Corp.	8,920	6,345
	Noritsu Koki Co. Ltd.	279,703	6,318
	Earth Corp.	206,034	6,307
	Itochu Enex Co. Ltd.	588,742	6,305
	T Hasegawa Co. Ltd.	280,224	6,288
	Milbon Co. Ltd.	262,615	6,276
[1]	Tokyotokeiba Co. Ltd.	200,222	6,271
	Restar Holdings Corp.	302,308	6,265
	One REIT Inc.	3,404	6,260
	Kisoji Co. Ltd.	344,989	6,257
	Tsurumi Manufacturing Co. Ltd.	253,578	6,252
	Central Glass Co. Ltd.	333,488	6,240
	Riso Kagaku Corp.	308,072	6,226
	Ogaki Kyoritsu Bank Ltd.	464,820	6,223
	Strike Co. Ltd.	192,299	6,204
	SWCC Corp.	299,628	6,169
[1]	Fuji Co. Ltd.	452,049	6,093
[1]	Ringer Hut Co. Ltd.	367,469	6,075
	Premium Group Co. Ltd.	503,263	6,066
	Mitsui E&S Co. Ltd.	1,179,507	6,063
	Orient Corp.	798,912	6,029
	Kosaido Holdings Co. Ltd.	1,183,000	6,002
	Hakuto Co. Ltd.	144,959	6,001
	Nagawa Co. Ltd.	124,105	5,994
	Aeon Delight Co. Ltd.	233,813	5,989

		Shares	Market Value ($000)
	Uchida Yoko Co. Ltd.	115,466	5,964
	Sagami Holdings Corp.	580,441	5,954
	Token Corp.	92,815	5,952
	Toa Corp.	223,624	5,911
	Raiznext Corp.	552,962	5,884
[1]	Wakita & Co. Ltd.	542,667	5,880
	Eiken Chemical Co. Ltd.	471,647	5,879
	Valqua Ltd.	193,122	5,872
*	UT Group Co. Ltd.	365,987	5,864
	Taihei Dengyo Kaisha Ltd.	194,002	5,860
	Hogy Medical Co. Ltd.	242,875	5,855
[1]	Toho Titanium Co. Ltd.	437,386	5,818
	Sakata INX Corp.	602,741	5,815
	Chudenko Corp.	307,652	5,801
[1]	United Super Markets Holdings Inc.	843,306	5,799
	Future Corp.	488,251	5,795
	Nitta Corp.	223,659	5,788
	Sumitomo Mitsui Construction Co. Ltd.	2,049,018	5,747
	Maxell Ltd.	521,059	5,731
	eGuarantee Inc.	439,084	5,723
	Bando Chemical Industries Ltd.	481,507	5,716
	AZ-COM MARUWA Holdings Inc.	554,579	5,711
	Bunka Shutter Co. Ltd.	572,083	5,699
	Nissha Co. Ltd.	512,522	5,686
	Takara Bio Inc.	668,620	5,684
[1]	Nippon Yakin Kogyo Co. Ltd.	176,395	5,681
	Bell System24 Holdings Inc.	464,874	5,667
	Maeda Kosen Co. Ltd.	259,355	5,654
*,1	euglena Co. Ltd.	1,204,558	5,645
[1]	Belc Co. Ltd.	131,851	5,633
	JCR Pharmaceuticals Co. Ltd.	763,075	5,623
	Mitsuuroko Group Holdings Co. Ltd.	534,859	5,581
[1]	Shibaura Mechatronics Corp.	117,600	5,571
*,1	PKSHA Technology Inc.	212,754	5,566
	JINS Holdings Inc.	197,193	5,560
[1]	Tsuburaya Fields Holdings Inc.	451,042	5,557
	Konishi Co. Ltd.	579,072	5,546
	Zojirushi Corp.	572,699	5,543
	Star Micronics Co. Ltd.	462,815	5,523
[1]	Yamae Group Holdings Co. Ltd.	247,800	5,505
[1]	TOMONY Holdings Inc.	1,997,070	5,499
	Argo Graphics Inc.	187,382	5,498
	Hioki EE Corp.	123,836	5,495
	Doutor Nichires Holdings Co. Ltd.	372,086	5,494
	Okamoto Industries Inc.	161,970	5,488
	Nippon Kanzai Holdings Co. Ltd.	307,121	5,484
	Roland Corp.	164,739	5,473
	Nachi-Fujikoshi Corp.	234,326	5,465
	I'll Inc.	245,855	5,459
[1]	Toyo Gosei Co. Ltd.	93,134	5,449
	Onward Holdings Co. Ltd.	1,483,525	5,446
*	RENOVA Inc.	629,555	5,409
	Nittetsu Mining Co. Ltd.	151,628	5,404
	Shin-Etsu Polymer Co. Ltd.	490,631	5,397
	Hyakujushi Bank Ltd.	320,646	5,395
	Nissan Shatai Co. Ltd.	816,783	5,389
	Genky DrugStores Co. Ltd.	118,273	5,381
	Geo Holdings Corp.	328,720	5,371

		Shares	Market Value ($000)
	Shoei Foods Corp.	175,552	5,331
	Tosei Corp.	368,633	5,323
	Kurabo Industries Ltd.	249,534	5,312
	Nippon Seiki Co. Ltd.	572,926	5,310
	Hirata Corp.	115,766	5,296
[1]	DyDo Group Holdings Inc.	263,510	5,292
	Kyokuto Kaihatsu Kogyo Co. Ltd.	384,677	5,265
	MEC Co. Ltd.	173,370	5,246
	Morita Holdings Corp.	485,638	5,244
	S Foods Inc.	232,439	5,227
	Shin Nippon Air Technologies Co. Ltd.	301,314	5,205
	Axial Retailing Inc.	187,709	5,193
	Sanyo Special Steel Co. Ltd.	302,304	5,193
	Nagaileben Co. Ltd.	326,388	5,179
	Pacific Industrial Co. Ltd.	527,972	5,125
	Marusan Securities Co. Ltd.	800,935	5,112
	Futaba Industrial Co. Ltd.	847,093	5,105
	BML Inc.	264,031	5,103
	Ryoyo Electro Corp.	199,691	5,096
	CTI Engineering Co. Ltd.	128,100	5,094
	Optex Group Co. Ltd.	409,550	5,086
	Fujimori Kogyo Co. Ltd.	183,703	5,074
	Tachi-S Co. Ltd.	377,270	5,072
[1]	Retail Partners Co. Ltd.	427,980	5,066
	Hamakyorex Co. Ltd.	181,402	5,051
*,1	Raksul Inc.	648,558	5,033
*	Nippon Sheet Glass Co. Ltd.	1,217,002	5,022
	Maruzen Showa Unyu Co. Ltd.	181,710	5,017
	Tama Home Co. Ltd.	181,552	5,011
	Nishio Holdings Co. Ltd.	182,682	5,004
	Ishihara Sangyo Kaisha Ltd.	467,186	4,992
	Furuno Electric Co. Ltd.	346,523	4,979
	Cybozu Inc.	331,317	4,974
	Nikkiso Co. Ltd.	677,292	4,972
[1]	Aeon Hokkaido Corp.	763,846	4,948
	Tachibana Eletech Co. Ltd.	234,508	4,944
	Okinawa Electric Power Co. Inc.	621,920	4,929
*	Chiyoda Corp.	2,139,983	4,908
	Press Kogyo Co. Ltd.	1,119,269	4,904
	Sanyo Denki Co. Ltd.	117,809	4,898
	Sinfonia Technology Co. Ltd.	305,814	4,883
	PHC Holdings Corp.	470,689	4,870
	Konoike Transport Co. Ltd.	365,132	4,857
	Base Co. Ltd.	219,588	4,857
	Shizuoka Gas Co. Ltd.	710,673	4,855
	NS United Kaiun Kaisha Ltd.	137,603	4,839
	Infocom Corp.	288,954	4,798
	Zuken Inc.	174,965	4,782
	Asahi Yukizai Corp.	171,357	4,767
	Tokyu Construction Co. Ltd.	854,830	4,758
	Asanuma Corp.	159,000	4,758
	Sakai Moving Service Co. Ltd.	249,568	4,744
	Tsugami Corp.	584,490	4,720
	Pasona Group Inc.	258,741	4,718
*	Fujita Kanko Inc.	103,908	4,716
	Universal Entertainment Corp.	325,800	4,712
	United Arrows Ltd.	359,125	4,710
	Piolax Inc.	277,719	4,704

		Shares	Market Value ($000)
	Toho Bank Ltd.	2,214,623	4,697
	Furukawa Co. Ltd.	358,117	4,694
	WingArc1st Inc.	246,300	4,686
	Shikoku Kasei Holdings Corp.	378,485	4,680
	Fukushima Galilei Co. Ltd.	134,109	4,671
	YAMABIKO Corp.	415,648	4,658
	Yamagata Bank Ltd.	615,500	4,647
	Matsuyafoods Holdings Co. Ltd.	115,443	4,643
	Komori Corp.	517,094	4,635
	Prestige International Inc.	1,126,177	4,624
	Joshin Denki Co. Ltd.	276,614	4,616
[1]	OSAKA Titanium Technologies Co. Ltd.	243,808	4,612
	dip Corp.	267,525	4,569
	Oiles Corp.	315,339	4,562
	Chilled & Frozen Logistics Holdings Co. Ltd.	399,225	4,557
[1]	TSI Holdings Co. Ltd.	979,724	4,553
	Senshu Electric Co. Ltd.	178,300	4,533
	Krosaki Harima Corp.	54,140	4,521
	Mimasu Semiconductor Industry Co. Ltd.	209,481	4,515
*,1	Kappa Create Co. Ltd.	374,661	4,481
	Sinko Industries Ltd.	216,953	4,480
	Broadleaf Co. Ltd.	1,086,968	4,474
[1]	Seikitokyu Kogyo Co. Ltd.	347,300	4,456
[1]	Septeni Holdings Co. Ltd.	1,330,200	4,454
	Yellow Hat Ltd.	357,702	4,441
	Okinawa Financial Group Inc.	257,671	4,428
	Doshisha Co. Ltd.	292,743	4,408
*	Modec Inc.	282,062	4,405
	Mitani Sekisan Co. Ltd.	127,800	4,391
	Hosokawa Micron Corp.	140,748	4,390
	Kameda Seika Co. Ltd.	154,526	4,389
	Nippon Signal Co. Ltd.	687,242	4,385
	Nippon Ceramic Co. Ltd.	240,256	4,351
	Altech Corp.	222,800	4,339
	Noritz Corp.	411,470	4,334
*,1	Kourakuen Holdings Corp.	499,518	4,322
	Aisan Industry Co. Ltd.	462,081	4,312
	Sumitomo Densetsu Co. Ltd.	208,468	4,309
	Koa Corp.	420,898	4,307
	Integrated Design & Engineering Holdings Co. Ltd.	176,630	4,297
	Siix Corp.	405,735	4,290
	Procrea Holdings Inc.	331,983	4,286
	Godo Steel Ltd.	122,185	4,274
	Nippon Carbon Co. Ltd.	140,561	4,271
	Daiichi Jitsugyo Co. Ltd.	333,303	4,259
	KFC Holdings Japan Ltd.	185,406	4,254
	Meisei Industrial Co. Ltd.	538,608	4,245
	Japan Pulp & Paper Co. Ltd.	123,472	4,227
	Management Solutions Co. Ltd.	208,738	4,225
	Komehyo Holdings Co. Ltd.	139,900	4,187
	Mitsui DM Sugar Holdings Co. Ltd.	181,454	4,169
	Avex Inc.	433,097	4,155
	TPR Co. Ltd.	310,444	4,148
	Kyoei Steel Ltd.	288,335	4,144
[1]	Change Holdings Inc.	450,489	4,143
	Anicom Holdings Inc.	1,034,855	4,110
	Transaction Co. Ltd.	245,700	4,108
	Topy Industries Ltd.	209,094	4,102

		Shares	Market Value ($000)
	Yonex Co. Ltd.	502,992	4,087
	Elan Corp.	569,680	4,085
	Digital Arts Inc.	118,878	4,075
	IDOM Inc.	681,671	4,072
[1]	Teikoku Sen-I Co. Ltd.	269,231	4,062
	Osaka Organic Chemical Industry Ltd.	203,955	4,057
	Tsukishima Holdings Co. Ltd.	440,477	4,053
	Aida Engineering Ltd.	711,877	4,048
	Sun Frontier Fudousan Co. Ltd.	338,227	4,045
	METAWATER Co. Ltd.	276,843	4,035
	Takasago International Corp.	168,273	4,019
	Happinet Corp.	203,390	4,012
	Sintokogio Ltd.	541,153	3,991
[1]	J Trust Co. Ltd.	1,230,947	3,983
[1]	Sankei Real Estate Inc.	6,258	3,982
	Sumitomo Riko Co. Ltd.	462,950	3,979
[1]	Health Care & Medical Investment Corp.	4,458	3,979
	Asahi Diamond Industrial Co. Ltd.	673,145	3,977
	Bank of the Ryukyus Ltd.	495,953	3,954
	Yamanashi Chuo Bank Ltd.	329,810	3,945
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,922
	VT Holdings Co. Ltd.	1,086,656	3,917
	Nippon Road Co. Ltd.	271,690	3,917
	Mandom Corp.	449,064	3,909
	Koshidaka Holdings Co. Ltd.	612,931	3,905
	RS Technologies Co. Ltd.	200,946	3,901
	Sanyo Chemical Industries Ltd.	133,380	3,898
	Shibuya Corp.	229,222	3,896
	Nichireki Co. Ltd.	227,882	3,875
	GLOBERIDE Inc.	274,498	3,863
	Torii Pharmaceutical Co. Ltd.	150,494	3,835
	Trancom Co. Ltd.	80,778	3,828
	Starts Proceed Investment Corp.	2,758	3,807
*	ES-Con Japan Ltd.	550,465	3,787
	Sato Holdings Corp.	257,520	3,786
	Aichi Steel Corp.	164,000	3,772
	Saibu Gas Holdings Co. Ltd.	287,697	3,772
	Honeys Holdings Co. Ltd.	335,370	3,768
[1]	Furuya Metal Co. Ltd.	60,500	3,754
	Nohmi Bosai Ltd.	248,373	3,751
	SBS Holdings Inc.	221,431	3,748
	Obara Group Inc.	137,518	3,741
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,737
	Sun Corp.	226,600	3,711
	Daikokutenbussan Co. Ltd.	65,533	3,710
	Riken Technos Corp.	628,035	3,686
	Keihanshin Building Co. Ltd.	364,367	3,682
	Fujibo Holdings Inc.	127,385	3,680
	Gree Inc.	924,405	3,677
	Yokorei Co. Ltd.	483,064	3,675
	Eagle Industry Co. Ltd.	317,093	3,673
	TRE Holdings Corp.	431,921	3,664
	Warabeya Nichiyo Holdings Co. Ltd.	188,422	3,661
	Maezawa Kyuso Industries Co. Ltd.	409,672	3,657
	Comture Corp.	295,468	3,654
	Chubu Steel Plate Co. Ltd.	215,400	3,653
	G-Tekt Corp.	293,695	3,651
	Samty Residential Investment Corp.	5,006	3,648

		Shares	Market Value ($000)
	AOKI Holdings Inc.	458,280	3,647
	TV Asahi Holdings Corp.	305,009	3,636
	Tamura Corp.	1,012,788	3,634
	Mitsuba Corp.	483,215	3,558
	T-Gaia Corp.	260,437	3,524
	Roland DG Corp.	134,245	3,523
	San ju San Financial Group Inc.	268,646	3,523
	Kanto Denka Kogyo Co. Ltd.	588,202	3,520
	HI-LEX Corp.	333,798	3,513
	Computer Engineering & Consulting Ltd.	316,464	3,506
	Dai-Dan Co. Ltd.	312,162	3,465
	Oyo Corp.	234,920	3,464
	Fujicco Co. Ltd.	251,897	3,457
[1]	Daisyo Corp.	375,393	3,432
	Shima Seiki Manufacturing Ltd.	337,264	3,430
[1]	Matsuya Co. Ltd.	534,037	3,420
	Takamatsu Construction Group Co. Ltd.	170,164	3,417
	JP-Holdings Inc.	1,097,502	3,407
	Itochu-Shokuhin Co. Ltd.	66,550	3,400
[1]	Halows Co. Ltd.	114,593	3,398
	Qol Holdings Co. Ltd.	282,132	3,388
*,1	W-Scope Corp.	655,852	3,388
	Kamei Corp.	257,356	3,384
	Mirarth Holdings Inc.	1,009,539	3,383
	Kurimoto Ltd.	138,433	3,382
	ESPEC Corp.	198,346	3,378
	Totech Corp.	89,700	3,376
	Hoosiers Holdings Co. Ltd.	424,008	3,369
[1]	Yondoshi Holdings Inc.	246,444	3,358
	Curves Holdings Co. Ltd.	724,030	3,354
	Sumida Corp.	432,894	3,353
	Anest Iwata Corp.	379,558	3,347
	Hibiya Engineering Ltd.	190,725	3,322
	SRA Holdings	128,331	3,299
	Daiwa Industries Ltd.	308,804	3,294
	LITALICO Inc.	224,166	3,266
	Miyazaki Bank Ltd.	172,422	3,261
	Alconix Corp.	337,518	3,253
	Starzen Co. Ltd.	174,406	3,225
	Nippon Fine Chemical Co. Ltd.	163,000	3,216
[1]	Miroku Jyoho Service Co. Ltd.	258,301	3,198
[1]	Fixstars Corp.	278,115	3,183
	Daikyonishikawa Corp.	635,238	3,179
	Raysum Co. Ltd.	129,000	3,178
	MARUKA FURUSATO Corp.	191,253	3,176
[1]	Daikoku Denki Co. Ltd.	125,400	3,175
	Unipres Corp.	453,956	3,166
	Oita Bank Ltd.	172,640	3,165
	Goldcrest Co. Ltd.	198,388	3,164
	Sala Corp.	582,700	3,164
	FULLCAST Holdings Co. Ltd.	261,365	3,155
	Chofu Seisakusho Co. Ltd.	218,881	3,131
	Yurtec Corp.	394,450	3,116
	Bank of Iwate Ltd.	177,363	3,109
[1]	Shin Nippon Biomedical Laboratories Ltd.	267,904	3,105
	JAC Recruitment Co. Ltd.	679,704	3,105
	Sinanen Holdings Co. Ltd.	110,169	3,099
	Matsuda Sangyo Co. Ltd.	166,151	3,092

		Shares	Market Value ($000)
	TechMatrix Corp.	288,913	3,086
*,1	giftee Inc.	281,100	3,084
	Daiki Aluminium Industry Co. Ltd.	363,952	3,082
	ASKA Pharmaceutical Holdings Co. Ltd.	227,633	3,055
	Daiho Corp.	116,249	3,053
	Insource Co. Ltd.	535,950	3,030
	CMK Corp.	588,754	3,024
[1]	ESCON Japan REIT Investment Corp.	3,750	3,019
	Nippon Thompson Co. Ltd.	752,899	3,015
	Neturen Co. Ltd.	420,935	3,014
	Denyo Co. Ltd.	195,200	3,010
	Hokuto Corp.	246,514	3,007
	Aiphone Co. Ltd.	149,902	2,997
*,1	Oisix ra daichi Inc.	316,483	2,994
	Oriental Shiraishi Corp.	1,194,415	2,991
	Fukui Bank Ltd.	256,255	2,987
	KPP Group Holdings Co. Ltd.	605,209	2,985
	Marudai Food Co. Ltd.	261,757	2,981
	Pressance Corp.	262,631	2,971
	Riken Vitamin Co. Ltd.	189,501	2,968
	Sanyo Electric Railway Co. Ltd.	199,518	2,954
	Nichiden Corp.	158,238	2,951
	Ehime Bank Ltd.	410,856	2,940
	Kyokuyo Co. Ltd.	109,668	2,940
	Katakura Industries Co. Ltd.	254,766	2,934
	Cawachi Ltd.	159,462	2,922
	Avant Group Corp.	297,600	2,906
	Mitsubishi Research Institute Inc.	86,624	2,904
	Canon Electronics Inc.	204,132	2,902
	Shinko Shoji Co. Ltd.	343,729	2,900
	Tokushu Tokai Paper Co. Ltd.	108,388	2,893
	Tokai Corp.	202,301	2,889
	Toyo Kanetsu KK	97,414	2,875
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	154,205	2,867
[1]	Alpen Co. Ltd.	208,002	2,864
[1]	Mars Group Holdings Corp.	151,332	2,860
*,1	Demae-Can Co. Ltd.	993,500	2,827
	Shikoku Bank Ltd.	406,885	2,822
	Giken Ltd.	190,321	2,792
*	M&A Research Institute Holdings Inc.	78,416	2,791
*,1	SRE Holdings Corp.	123,369	2,784
	Icom Inc.	110,397	2,781
	Tsubaki Nakashima Co. Ltd.	542,554	2,780
	Pack Corp.	120,668	2,778
	Toenec Corp.	84,620	2,776
	J-Oil Mills Inc.	199,951	2,771
	gremz Inc.	193,300	2,770
[1]	Abalance Corp.	150,600	2,760
	Sparx Group Co. Ltd.	223,531	2,753
	Key Coffee Inc.	194,985	2,722
	Tonami Holdings Co. Ltd.	84,489	2,713
[1]	Tosei REIT Investment Corp.	2,810	2,711
	Ines Corp.	255,765	2,707
	Vector Inc.	336,989	2,706
*	Vision Inc.	340,385	2,702
	Rheon Automatic Machinery Co. Ltd.	258,744	2,701
	Nissei ASB Machine Co. Ltd.	92,873	2,694
	France Bed Holdings Co. Ltd.	284,584	2,693

		Shares	Market Value ($000)
*	Fujio Food Group Inc.	269,080	2,680
	Vital KSK Holdings Inc.	343,447	2,677
*	Nippon Chemi-Con Corp.	293,935	2,670
	Weathernews Inc.	73,472	2,665
	Cosel Co. Ltd.	263,524	2,651
	Nippon Denko Co. Ltd.	1,349,547	2,650
	Nafco Co. Ltd.	171,500	2,599
	K&O Energy Group Inc.	169,790	2,594
	Chiyoda Integre Co. Ltd.	138,244	2,587
	COLOPL Inc.	605,174	2,585
	Yahagi Construction Co. Ltd.	259,167	2,574
[1]	eRex Co. Ltd.	462,228	2,571
	Nippon Parking Development Co. Ltd.	2,062,338	2,568
	Marvelous Inc.	505,889	2,567
	Akita Bank Ltd.	186,549	2,562
	Yokowo Co. Ltd.	262,679	2,556
	Ki-Star Real Estate Co. Ltd.	108,200	2,555
	TOC Co. Ltd.	532,191	2,550
[1]	CMIC Holdings Co. Ltd.	142,615	2,545
	M&A Capital Partners Co. Ltd.	164,882	2,539
	Sodick Co. Ltd.	525,743	2,530
[1]	Carta Holdings Inc.	248,600	2,525
	Ichikoh Industries Ltd.	633,674	2,510
	Aichi Corp.	332,120	2,498
	Japan Transcity Corp.	582,586	2,492
	ZIGExN Co. Ltd.	697,000	2,492
	World Co. Ltd.	209,726	2,487
[1]	Snow Peak Inc.	410,178	2,476
	Chubu Shiryo Co. Ltd.	302,524	2,471
	Macromill Inc.	455,448	2,460
	KAWADA TECHNOLOGIES Inc.	47,711	2,452
[1]	Nittoku Co. Ltd.	194,500	2,448
[1]	Tanseisha Co. Ltd.	427,232	2,441
	Okabe Co. Ltd.	447,200	2,436
	Tochigi Bank Ltd.	1,135,980	2,432
	Mie Kotsu Group Holdings Inc.	570,819	2,430
	Stella Chemifa Corp.	110,824	2,421
	Proto Corp.	270,962	2,416
	Nihon Nohyaku Co. Ltd.	515,473	2,406
	BRONCO BILLY Co. Ltd.	105,860	2,400
[1]	YA-MAN Ltd.	348,768	2,396
	Fuji Pharma Co. Ltd.	179,497	2,391
	JM Holdings Co. Ltd.	157,168	2,387
	St. Marc Holdings Co. Ltd.	153,512	2,381
	SIGMAXYZ Holdings Inc.	253,300	2,375
	Shinnihon Corp.	287,380	2,365
	Link & Motivation Inc.	629,673	2,362
	Nissin Corp.	127,969	2,361
	Chori Co. Ltd.	115,947	2,340
	YAKUODO Holdings Co. Ltd.	132,538	2,327
[1]	Fujiya Co. Ltd.	138,283	2,323
	Sankyo Tateyama Inc.	377,679	2,322
	Shindengen Electric Manufacturing Co. Ltd.	108,671	2,319
	Seikagaku Corp.	439,460	2,302
	Hokkaido Gas Co. Ltd.	143,245	2,297
	Inageya Co. Ltd.	267,251	2,297
	Shinwa Co. Ltd.	137,276	2,293
	V Technology Co. Ltd.	124,471	2,288

		Shares	Market Value ($000)
	Zenrin Co. Ltd.	380,449	2,288
	Komatsu Matere Co. Ltd.	410,472	2,285
	Ryoden Corp.	125,000	2,267
[1]	Pharma Foods International Co. Ltd.	332,248	2,262
*,1	Istyle Inc.	804,343	2,252
	Moriroku Holdings Co. Ltd.	118,590	2,247
	Solasto Corp.	574,455	2,244
	Union Tool Co.	97,320	2,241
	Toyo Corp.	228,650	2,238
	World Holdings Co. Ltd.	109,483	2,229
	DKK Co. Ltd.	139,794	2,217
	Fukuda Corp.	58,395	2,161
	Seika Corp.	101,634	2,151
	Osaka Steel Co. Ltd.	137,991	2,149
	Wellneo Sugar Co. Ltd.	135,861	2,144
	JSB Co. Ltd.	119,000	2,129
	Daito Pharmaceutical Co. Ltd.	159,341	2,127
[1]	Riso Kyoiku Co. Ltd.	1,286,282	2,123
	Kintetsu Department Store Co. Ltd.	122,578	2,118
	Tenma Corp.	137,444	2,116
	Intage Holdings Inc.	178,801	2,114
	Fukuda Denshi Co. Ltd.	39,515	2,107
	GMO Financial Holdings Inc.	411,200	2,101
	Sankyo Seiko Co. Ltd.	418,367	2,096
[1]	Gamecard-Joyco Holdings Inc.	128,800	2,096
*,1	Right On Co. Ltd.	748,776	2,083
[1]	Arisawa Manufacturing Co. Ltd.	273,500	2,081
	Dai Nippon Toryo Co. Ltd.	263,871	2,078
	Rock Field Co. Ltd.	187,460	2,063
	Softcreate Holdings Corp.	175,226	2,062
	Fudo Tetra Corp.	129,329	2,042
	EM Systems Co. Ltd.	428,991	2,041
	Koatsu Gas Kogyo Co. Ltd.	345,938	2,028
	LEC Inc.	285,290	2,026
	m-up Holdings Inc.	298,600	2,020
[1]	Takatori Corp.	65,400	2,000
	Sakai Chemical Industry Co. Ltd.	154,448	1,999
	SB Technology Corp.	118,731	1,999
	Kanaden Corp.	188,643	1,992
	Elematec Corp.	162,471	1,967
[1]	Airtrip Corp.	158,412	1,950
	FIDEA Holdings Co. Ltd.	178,217	1,949
	Tekken Corp.	131,746	1,940
	Belluna Co. Ltd.	450,697	1,939
	Shibusawa Warehouse Co. Ltd.	91,181	1,933
*,1	Pacific Metals Co. Ltd.	199,878	1,926
	Osaki Electric Co. Ltd.	412,809	1,922
	Ichiyoshi Securities Co. Ltd.	364,386	1,915
	Hochiki Corp.	141,721	1,904
	Gakken Holdings Co. Ltd.	275,373	1,903
	Onoken Co. Ltd.	153,103	1,888
	Daido Metal Co. Ltd.	510,152	1,887
*	Tatsuta Electric Wire & Cable Co. Ltd.	395,664	1,880
	Ebase Co. Ltd.	382,236	1,869
	JSP Corp.	140,438	1,857
[1]	Remixpoint Inc.	1,579,037	1,850
	Toa Corp. (XTKS)	237,166	1,847
	Takaoka Toko Co. Ltd.	113,652	1,846

		Shares	Market Value ($000)
	Akatsuki Inc.	102,817	1,843
	Sanoh Industrial Co. Ltd.	323,894	1,841
	Kansai Food Market Ltd.	184,655	1,825
[1]	Midac Holdings Co. Ltd.	146,190	1,821
	Optorun Co. Ltd.	156,955	1,814
	Advan Group Co. Ltd.	244,372	1,805
	Alpha Systems Inc.	85,528	1,801
	Sanshin Electronics Co. Ltd.	109,705	1,800
	CI Takiron Corp.	406,605	1,794
	MTI Ltd.	444,231	1,781
	G-7 Holdings Inc.	208,966	1,781
	Hodogaya Chemical Co. Ltd.	71,984	1,780
	ValueCommerce Co. Ltd.	207,007	1,766
	Plus Alpha Consulting Co. Ltd.	98,938	1,724
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	1,699
	Tayca Corp.	180,080	1,699
	Feed One Co. Ltd.	283,389	1,699
	Tokyo Energy & Systems Inc.	241,520	1,691
*,1	PIA Corp.	73,511	1,685
	Nagatanien Holdings Co. Ltd.	110,105	1,678
	JDC Corp.	451,810	1,676
[1]	Okuwa Co. Ltd.	278,221	1,669
	Nichiban Co. Ltd.	141,256	1,662
	Nihon Tokushu Toryo Co. Ltd.	184,325	1,654
	Kyokuto Securities Co. Ltd.	237,095	1,631
	Maxvalu Tokai Co. Ltd.	73,932	1,630
	Hisaka Works Ltd.	245,199	1,628
	I-PEX Inc.	132,550	1,616
	Digital Holdings Inc.	189,880	1,608
	WATAMI Co. Ltd.	229,305	1,592
	Kenko Mayonnaise Co. Ltd.	133,285	1,588
	Nippon Rietec Co. Ltd.	180,002	1,581
	Fukui Computer Holdings Inc.	89,428	1,578
	CAC Holdings Corp.	129,444	1,575
	Nitto Kohki Co. Ltd.	118,821	1,575
*	Optim Corp.	244,969	1,572
	Bank of Saga Ltd.	118,800	1,570
	DKS Co. Ltd.	91,688	1,568
	S-Pool Inc.	746,944	1,567
	Yukiguni Maitake Co. Ltd.	236,544	1,553
*	Nippon Coke & Engineering Co. Ltd.	1,793,286	1,538
	WDB Holdings Co. Ltd.	97,499	1,535
	BrainPad Inc.	194,823	1,532
	Nippon Beet Sugar Manufacturing Co. Ltd.	103,066	1,528
	Achilles Corp.	143,074	1,527
	Melco Holdings Inc.	68,470	1,524
	Kyosan Electric Manufacturing Co. Ltd.	482,669	1,522
[1]	Aeon Fantasy Co. Ltd.	87,424	1,501
	Kyodo Printing Co. Ltd.	65,040	1,492
	Chiyoda Co. Ltd.	243,578	1,481
	Futaba Corp.	423,667	1,478
	CTS Co. Ltd.	311,985	1,475
	Toho Zinc Co. Ltd.	187,943	1,458
*,1	Jamco Corp.	133,691	1,453
	Xebio Holdings Co. Ltd.	217,872	1,448
[1]	Kojima Co. Ltd.	283,792	1,442
[1]	Central Security Patrols Co. Ltd.	83,714	1,437
[1]	Studio Alice Co. Ltd.	99,687	1,421

		Shares	Market Value ($000)
	Tomoku Co. Ltd.	86,790	1,416
	Nisso Holdings Co. Ltd.	243,517	1,414
	Pronexus Inc.	159,749	1,404
	FP Partner Inc.	33,200	1,381
[1]	Iseki & Co. Ltd.	174,026	1,376
	Arakawa Chemical Industries Ltd.	183,585	1,360
	Oro Co. Ltd.	68,283	1,348
	GMO GlobalSign Holdings KK	68,742	1,312
	ST Corp.	125,179	1,311
[1]	Kitanotatsujin Corp.	833,661	1,306
	Yorozu Corp.	203,110	1,305
	Towa Bank Ltd.	296,187	1,280
[1]	Ministop Co. Ltd.	120,938	1,248
	Okura Industrial Co. Ltd.	63,458	1,227
	Nihon Chouzai Co. Ltd.	127,662	1,218
*,1	Japan Display Inc.	9,015,514	1,217
	Amuse Inc.	112,722	1,215
[1]	Tess Holdings Co. Ltd.	389,000	1,208
	FAN Communications Inc.	444,196	1,207
	Asahi Co. Ltd.	135,196	1,196
[1]	Rokko Butter Co. Ltd.	129,988	1,191
	NEC Capital Solutions Ltd.	47,699	1,188
	Nakayama Steel Works Ltd.	200,014	1,187
[1]	IR Japan Holdings Ltd.	110,950	1,186
	Tv Tokyo Holdings Corp.	56,382	1,183
	Nippon Sharyo Ltd.	74,993	1,178
	Pole To Win Holdings Inc.	344,942	1,170
[1]	Inui Global Logistics Co. Ltd.	154,746	1,170
	Lifedrink Co. Inc.	30,205	1,164
[1]	SBI ARUHI Corp.	199,827	1,162
	Taisei Lamick Co. Ltd.	56,881	1,149
	Yushin Precision Equipment Co. Ltd.	243,860	1,114
*,1	Sourcenext Corp.	1,100,215	1,098
[1]	Ohara Inc.	135,380	1,094
*	KNT-CT Holdings Co. Ltd.	121,643	1,090
	Tosho Co. Ltd.	178,618	1,090
[1]	Taki Chemical Co. Ltd.	50,604	1,083
[1]	Japan Best Rescue System Co. Ltd.	160,181	1,080
	Shimizu Bank Ltd.	98,379	1,071
	Tsutsumi Jewelry Co. Ltd.	73,899	1,067
	Artnature Inc.	195,895	1,049
*	Gunosy Inc.	220,007	1,042
	LIFULL Co. Ltd.	780,555	1,025
	TOA Road Corp.	21,005	1,008
[1]	Kamakura Shinsho Ltd.	237,285	1,005
	Sekisui Kasei Co. Ltd.	293,806	1,004
	Cleanup Corp.	190,710	979
[1]	Hito Communications Holdings Inc.	115,333	944
*	Atrae Inc.	198,634	943
	Corona Corp. Class A	144,195	935
	Shimojima Co. Ltd.	103,403	926
	Nihon Trim Co. Ltd.	42,083	909
	Hokkan Holdings Ltd.	76,503	907
*,1	Open Door Inc.	155,953	907
	Central Sports Co. Ltd.	52,994	901
*,1	TerraSky Co. Ltd.	87,465	897
	Furukawa Battery Co. Ltd.	143,204	889
[1]	MedPeer Inc.	187,733	889

		Shares	Market Value ($000)
	Yamashin-Filter Corp.	390,196	882
	Shinagawa Refractories Co. Ltd.	63,800	867
	Fuso Pharmaceutical Industries Ltd.	57,827	866
	Medical Data Vision Co. Ltd.	194,283	851
	Mirai Industry Co. Ltd.	26,800	839
	Chuo Spring Co. Ltd.	170,725	832
	Genki Sushi Co. Ltd.	30,133	817
*,1	Taiko Pharmaceutical Co. Ltd.	381,245	799
	Taiho Kogyo Co. Ltd.	136,788	785
	Direct Marketing MiX Inc.	262,868	778
	Japan Medical Dynamic Marketing Inc.	145,320	736
	Ubicom Holdings Inc.	72,570	736
	JBCC Holdings Inc.	27,800	718
*	FDK Corp.	159,222	714
	Raccoon Holdings Inc.	158,394	714
*,1	Akebono Brake Industry Co. Ltd.	923,295	711
*	Gurunavi Inc.	395,300	708
[1]	Enigmo Inc.	287,570	706
	Gecoss Corp.	88,342	701
*	Media Do Co. Ltd.	80,500	686
	Airport Facilities Co. Ltd.	160,960	676
*	Net Protections Holdings Inc.	562,700	667
	Fibergate Inc.	101,146	661
[1]	Inaba Seisakusho Co. Ltd.	63,942	654
[1]	Tokyo Individualized Educational Institute Inc.	213,449	651
	Itoki Corp.	58,700	598
*	RPA Holdings Inc.	327,552	591
	Takamiya Co. Ltd.	175,861	578
	Wowow Inc.	72,440	552
[1]	Tokyo Base Co. Ltd.	247,069	540
	Hokuetsu Industries Co. Ltd.	29,900	533
*,1	CHIMNEY Co. Ltd.	53,708	529
	Robot Home Inc.	425,760	494
	Kanamic Network Co. Ltd.	169,800	476
*	COOKPAD Inc.	482,400	391
	Linical Co. Ltd.	110,544	385
[1]	Tokyo Rakutenchi Co. Ltd.	7,655	348
			64,727,113
Kuwait (0.2%)
	National Bank of Kuwait SAKP	102,253,949	325,579
	Kuwait Finance House KSCP	123,222,599	308,858
	Mobile Telecommunications Co. KSCP	30,554,855	52,221
*	Agility Public Warehousing Co. KSC	21,475,371	40,410
	Boubyan Bank KSCP	18,025,174	35,927
	Gulf Bank KSCP	27,252,511	25,650
	Mabanee Co. KPSC	8,470,649	21,211
	National Industries Group Holding SAK	24,415,137	18,921
	Humansoft Holding Co. KSC	1,308,784	14,630
	Boubyan Petrochemicals Co. KSCP	5,440,271	10,521
*	Kuwait Projects Co. Holding KSCP	27,551,777	9,740
	Warba Bank KSCP	15,385,472	9,440
	Boursa Kuwait Securities Co. KPSC	1,299,044	8,572
	Kuwait Telecommunications Co.	4,316,111	8,266
	Burgan Bank SAK	12,859,973	8,015
	Kuwait International Bank KSCP	12,507,651	6,575
	Salhia Real Estate Co. KSCP	4,606,651	6,573
	Integrated Holding Co. KCSC	2,410,865	4,191
	Jazeera Airways Co. KSCP	1,050,403	3,891

		Shares	Market Value ($000)
*	National Real Estate Co. KPSC	13,824,291	3,592
*	Alimtiaz Investment Group KSC	11,523,439	2,086
	Al Ahli Bank of Kuwait KSCP	1,868,329	1,528
			926,397
Malaysia (0.5%)
	Malayan Banking Bhd.	100,597,668	196,769
	Public Bank Bhd.	193,713,215	179,575
	CIMB Group Holdings Bhd.	108,040,523	142,305
	Tenaga Nasional Bhd.	50,180,250	113,693
	Petronas Chemicals Group Bhd.	38,570,158	55,129
	IHH Healthcare Bhd.	40,391,302	52,113
	Celcomdigi Bhd.	53,741,080	48,145
	Press Metal Aluminium Holdings Bhd.	48,003,488	48,044
	Sime Darby Plantation Bhd.	48,744,569	45,456
	Petronas Gas Bhd.	10,569,512	39,618
	MISC Bhd.	23,629,802	36,679
	Axiata Group Bhd.	61,683,835	35,540
	Hong Leong Bank Bhd.	8,626,082	35,008
	Kuala Lumpur Kepong Bhd.	7,460,544	34,987
	Gamuda Bhd.	32,468,012	34,646
	IOI Corp. Bhd.	39,440,738	33,254
	Maxis Bhd.	39,757,561	31,913
	RHB Bank Bhd.	26,620,069	31,491
	YTL Corp. Bhd.	63,860,800	31,484
	Genting Bhd.	30,037,718	29,924
	YTL Power International Bhd.	34,259,900	29,654
	PPB Group Bhd.	9,267,845	28,296
	Inari Amertron Bhd.	41,480,978	27,769
	Sime Darby Bhd.	53,215,174	27,304
	AMMB Holdings Bhd.	30,263,620	27,095
	Malaysia Airports Holdings Bhd.	14,859,935	24,164
	IJM Corp. Bhd.	47,039,721	22,211
	Genting Malaysia Bhd.	38,794,219	22,104
	Nestle Malaysia Bhd.	855,970	21,614
	Dialog Group Bhd.	55,765,859	21,567
	Telekom Malaysia Bhd.	16,046,498	20,055
	QL Resources Bhd.	14,699,364	18,115
	TIME dotCom Bhd.	15,106,485	17,540
	Petronas Dagangan Bhd.	3,595,940	16,209
	Yinson Holdings Bhd.	26,398,804	14,343
*	Top Glove Corp. Bhd.	71,554,698	14,048
*	Hartalega Holdings Bhd.	23,227,994	13,444
	HAP Seng Consolidated Bhd.	12,581,300	12,411
	Fraser & Neave Holdings Bhd.	2,107,108	12,328
	KPJ Healthcare Bhd.	34,002,867	11,570
	My EG Services Bhd.	70,201,162	11,552
	Bursa Malaysia Bhd.	7,239,708	11,473
	Hong Leong Financial Group Bhd.	3,151,832	10,940
	Alliance Bank Malaysia Bhd.	14,580,653	10,569
[2]	MR DIY Group M Bhd.	35,923,400	10,481
	Frontken Corp. Bhd.	14,128,850	10,297
	United Plantations Bhd.	2,251,700	9,411
	Kossan Rubber Industries Bhd.	17,514,186	7,583
	Scientex Bhd.	8,035,024	6,798
	Axis REIT	17,767,700	6,688
*	D&O Green Technologies Bhd.	9,184,800	6,588
	Pentamaster Corp. Bhd.	7,735,550	6,587
	CTOS Digital Bhd.	21,661,600	6,444

		Shares	Market Value ($000)
	Bermaz Auto Bhd.	11,964,501	6,172
	Malaysian Pacific Industries Bhd.	1,081,500	6,161
*	Bumi Armada Bhd.	51,931,205	6,121
*	Chin Hin Group Bhd.	8,012,400	5,831
	VS Industry Bhd.	37,443,896	5,697
*	Greatech Technology Bhd.	5,237,400	5,044
	Malaysia Building Society Bhd.	31,548,684	4,888
	Hibiscus Petroleum Bhd.	8,503,440	4,753
	UEM Sunrise Bhd.	21,055,055	4,561
	Malaysian Resources Corp. Bhd.	32,175,601	4,406
	Supermax Corp. Bhd.	21,678,543	4,280
	SP Setia Bhd. Group	22,150,878	4,200
	British American Tobacco Malaysia Bhd.	2,123,069	4,073
*	Velesto Energy Bhd.	65,831,112	3,604
*	UWC Bhd.	4,810,600	3,213
	Padini Holdings Bhd.	4,213,045	3,162
	Sports Toto Bhd.	9,749,179	3,069
*	Berjaya Corp. Bhd.	46,957,990	3,069
	DRB-Hicom Bhd.	10,771,617	3,060
*	Dagang NeXchange Bhd.	35,900,700	2,564
	FGV Holdings Bhd.	8,165,200	2,469
	Syarikat Takaful Malaysia Keluarga Bhd.	2,858,300	2,289
	Cahya Mata Sarawak Bhd.	8,574,570	1,898
*	PMB Technology Bhd.	2,970,535	1,586
*,2	Lotte Chemical Titan Holding Bhd.	6,241,047	1,582
	Astro Malaysia Holdings Bhd.	20,518,264	1,559
	WCT Holdings Bhd.	12,652,477	1,452
	Heineken Malaysia Bhd.	101,094	515
			1,874,303
Mexico (0.8%)
	Grupo Financiero Banorte SAB de CV	39,435,974	401,107
	Fomento Economico Mexicano SAB de CV	24,918,880	337,961
	Wal-Mart de Mexico SAB de CV	70,454,700	291,086
	America Movil SAB de CV Class B	313,670,259	283,390
	Grupo Mexico SAB de CV Class B	43,193,386	222,874
*	Cemex SAB de CV	188,258,100	156,412
	Grupo Bimbo SAB de CV Class A	30,070,800	137,185
*	Grupo Financiero Inbursa SAB de CV	27,223,129	80,429
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,735,760	79,750
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,627,013	72,034
	Arca Continental SAB de CV	6,033,068	68,549
	Coca-Cola Femsa SAB de CV	7,168,247	68,244
	Fibra Uno Administracion SA de CV	39,242,149	66,713
	Grupo Carso SAB de CV	6,124,625	57,419
	Grupo Elektra SAB de CV	821,075	55,022
	Gruma SAB de CV Class B	2,649,608	49,601
	Grupo Comercial Chedraui SA de CV	6,260,078	42,315
	Corp. Inmobiliaria Vesta SAB de CV	11,068,133	42,089
	Alfa SAB de CV Class A	49,372,899	38,841
[2]	Banco del Bajio SA	9,676,137	36,812
	Prologis Property Mexico SA de CV	8,553,837	35,251
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,757,614	34,401
	Regional SAB de CV	3,228,166	29,962
	Promotora y Operadora de Infraestructura SAB de CV	2,813,099	27,679
*	Alsea SAB de CV	7,023,521	27,447
	Orbia Advance Corp. SAB de CV	13,223,097	26,367
	Kimberly-Clark de Mexico SAB de CV Class A	11,323,541	25,816
	GCC SAB de CV	2,222,127	25,663

		Shares	Market Value ($000)
	Qualitas Controladora SAB de CV	2,278,312	25,174
*	Industrias Penoles SAB de CV	1,695,587	22,298
	TF Administradora Industrial S de RL de CV	10,376,966	22,229
[2]	FIBRA Macquarie Mexico	10,485,244	20,110
	Grupo Televisa SAB	32,739,632	19,745
	El Puerto de Liverpool SAB de CV	2,694,958	18,930
	Operadora De Sites Mexicanos SAB de CV	16,892,704	18,354
	Gentera SAB de CV	13,434,028	18,272
	La Comer SAB de CV	6,510,956	15,287
*	Cemex SAB de CV ADR	1,722,337	14,261
	Becle SAB de CV	7,291,871	13,583
	Bolsa Mexicana de Valores SAB de CV	6,370,441	12,906
	Megacable Holdings SAB de CV	4,173,549	10,737
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,208,712	10,560
[1]	Grupo Aeroportuario del Pacifico SAB de CV ADR	64,890	10,116
*,2	Grupo Traxion SAB de CV Class A	5,070,824	9,263
	Genomma Lab Internacional SAB de CV Class B	10,362,108	8,501
*	Sitios Latinoamerica SAB de CV	19,522,241	7,327
*,2	Nemak SAB de CV	28,001,846	6,817
	Concentradora Fibra Danhos SA de CV	3,104,146	3,762
	Grupo Rotoplas SAB de CV	2,272,061	3,671
	Alpek SAB de CV Class A	4,906,017	3,318
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	1,809
	Sempra	2	—
			3,117,449
Netherlands (2.8%)
	ASML Holding NV	5,390,213	4,676,485
	ING Groep NV	49,239,921	699,624
	Prosus NV	20,697,487	612,169
*,2	Adyen NV	402,264	504,514
	Wolters Kluwer NV	3,350,352	493,899
	Heineken NV	3,824,226	384,700
	Koninklijke Ahold Delhaize NV	13,256,981	372,828
	ASM International NV	638,008	353,606
[1]	Universal Music Group NV	10,239,389	301,834
	DSM-Firmenich AG	2,366,437	250,205
*	Koninklijke Philips NV	10,706,344	226,499
	ArcelorMittal SA	6,781,869	186,773
	Akzo Nobel NV	2,326,267	178,686
	NN Group NV	3,827,921	156,900
	BE Semiconductor Industries NV	1,035,786	155,656
	Koninklijke KPN NV	45,039,642	153,213
	Heineken Holding NV	1,794,204	150,547
	Aegon Ltd.	23,134,014	136,478
	Exor NV	1,385,533	134,054
	IMCD NV	780,471	119,132
[2]	Euronext NV	1,107,924	97,450
	ASR Nederland NV	1,986,023	93,594
	Randstad NV	1,508,536	85,776
[2]	ABN AMRO Bank NV	5,209,660	76,673
	Arcadis NV	1,007,125	55,293
	Aalberts NV	1,318,255	52,425
[2]	Signify NV	1,714,501	51,409
*	InPost SA	2,789,606	41,899
[1]	JDE Peet's NV	1,656,093	40,881
*,2	Just Eat Takeaway.com NV	2,702,150	40,801
	OCI NV	1,319,115	37,679
	Allfunds Group plc	4,587,105	32,886

		Shares	Market Value ($000)
*	Fugro NV	1,541,841	28,467
	Koninklijke Vopak NV	898,688	28,074
	SBM Offshore NV	2,148,572	27,353
*,1	Galapagos NV	672,959	25,244
[2]	CTP NV	1,359,060	23,191
	TKH Group NV	563,542	22,693
*,1,2	Basic-Fit NV	710,919	20,584
	APERAM SA	590,897	18,209
*,1,2	Alfen NV	295,258	17,855
	Van Lanschot Kempen NV	514,334	15,485
	Corbion NV	792,273	15,342
	Eurocommercial Properties NV	654,220	14,657
	Koninklijke BAM Groep NV	3,721,564	10,274
	AMG Critical Materials NV	436,391	9,261
	Wereldhave NV	521,183	7,807
	Sligro Food Group NV	497,458	7,727
[1]	PostNL NV	4,962,726	7,232
	Flow Traders Ltd.	355,873	6,382
*,1	TomTom NV	941,300	6,373
	NSI NV	236,775	5,060
	Vastned Retail NV	208,339	4,599
	Brunel International NV	360,616	4,012
[2]	B&S Group Sarl	290,789	1,178
*,1	Ebusco Holding NV	87,982	380
			11,282,007
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,842,660	113,272
	Auckland International Airport Ltd.	17,845,018	91,906
	Spark New Zealand Ltd.	25,637,780	83,181
	Infratil Ltd.	11,481,474	74,067
	Meridian Energy Ltd.	17,174,995	58,185
	Contact Energy Ltd.	10,979,288	54,111
	EBOS Group Ltd.	2,188,396	50,115
	Mainfreight Ltd.	1,091,447	47,765
	Mercury NZ Ltd.	9,302,671	38,374
*	a2 Milk Co. Ltd.	9,941,096	31,288
	Chorus Ltd.	5,910,979	28,733
	Fletcher Building Ltd.	10,274,781	28,323
*	Ryman Healthcare Ltd.	8,134,324	28,258
	Summerset Group Holdings Ltd.	3,089,965	20,720
	Goodman Property Trust	14,700,266	20,102
	Precinct Properties Group	17,368,205	13,188
	SKYCITY Entertainment Group Ltd.	10,059,693	11,625
	Freightways Group Ltd.	2,247,743	11,608
	Kiwi Property Group Ltd.	21,312,521	11,316
	Genesis Energy Ltd.	6,995,180	10,828
	Vital Healthcare Property Trust	6,436,457	8,729
	Argosy Property Ltd.	11,078,215	7,842
	Vector Ltd.	3,310,824	7,587
	Air New Zealand Ltd.	19,394,141	7,526
[1]	Heartland Group Holdings Ltd.	7,240,566	6,138
	Stride Property Group	6,829,910	5,920
	SKY Network Television Ltd.	1,784,268	3,046
	Scales Corp. Ltd.	1,298,881	2,644
	Fletcher Building Ltd. (XASX)	312,070	858
*,1	Synlait Milk Ltd.	1,160,634	567
			877,822

		Shares	Market Value ($000)
Norway (0.5%)
	Equinor ASA	12,135,036	347,269
	DNB Bank ASA	13,964,796	271,472
	Aker BP ASA	4,186,050	111,105
	Mowi ASA	6,049,337	108,890
	Norsk Hydro ASA	18,136,890	106,291
	Telenor ASA	8,565,816	94,903
	Orkla ASA	10,486,199	82,140
	Yara International ASA	2,220,106	73,380
	Kongsberg Gruppen ASA	1,012,023	51,576
	Storebrand ASA	5,728,295	51,504
	Salmar ASA	867,122	48,134
	Subsea 7 SA	3,230,762	43,544
*	Adevinta ASA	3,708,134	39,681
	Schibsted ASA Class A	1,284,815	39,414
	Bakkafrost P/F	694,408	38,781
	Gjensidige Forsikring ASA	2,323,458	37,372
	TOMRA Systems ASA	3,183,909	31,982
	Schibsted ASA Class B	1,087,971	31,170
	SpareBank 1 SR-Bank ASA	2,559,897	31,045
*	Seadrill Ltd.	675,218	29,063
*,1	Nordic Semiconductor ASA	2,583,572	25,943
	SpareBank 1 SMN	1,873,536	25,507
	Hafnia Ltd.	3,322,731	24,162
	Borregaard ASA	1,334,546	22,696
	Var Energi ASA	7,636,615	22,152
	Aker ASA Class A	319,775	19,002
[1]	Borr Drilling Ltd.	2,983,540	18,485
*,2	AutoStore Holdings Ltd.	9,723,744	17,750
	TGS ASA	1,776,890	17,303
	Protector Forsikring ASA	950,574	17,032
[2]	Europris ASA	2,108,657	15,805
	Leroy Seafood Group ASA	3,861,743	15,510
	Atea ASA	1,111,211	14,808
[2]	BW LPG Ltd.	1,135,170	13,971
	Wallenius Wilhelmsen ASA	1,414,238	13,748
	Aker Solutions ASA	3,639,049	13,497
	Hoegh Autoliners ASA	1,208,549	12,136
[2]	Scatec ASA	1,613,405	11,997
	FLEX LNG Ltd.	392,742	11,698
	Stolt-Nielsen Ltd.	302,871	11,321
*,1	NEL ASA	22,514,474	11,241
	Veidekke ASA	1,177,727	10,745
[2]	Entra ASA	951,052	10,380
	DNO ASA	11,224,564	9,836
*,1,2	Crayon Group Holding ASA	1,110,279	9,334
	Austevoll Seafood ASA	1,176,755	8,531
[2]	Elkem ASA	3,884,399	8,060
	MPC Container Ships ASA	5,147,797	7,738
	Wilh Wilhelmsen Holding ASA Class A	158,189	5,525
	Sparebank 1 Oestlandet	423,851	4,930
	Grieg Seafood ASA	763,180	4,792
*	Aker Carbon Capture ASA	4,493,530	4,430
*	Hexagon Composites ASA	1,653,785	3,695
	Bonheur ASA	152,258	3,130
*	BW Energy Ltd.	1,145,578	3,006

		Shares	Market Value ($000)
	BW Offshore Ltd.	1,174,994	2,687
*,1	Aker Horizons ASA	738,408	309
			2,121,608
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	504,906
Pakistan (0.0%)
	Lucky Cement Ltd.	2,482,436	6,514
	Hub Power Co. Ltd.	13,210,246	5,388
	Oil & Gas Development Co. Ltd.	9,754,214	4,727
	Engro Corp. Ltd.	3,880,786	4,411
	Pakistan Petroleum Ltd.	10,341,122	4,225
	Habib Bank Ltd.	9,028,327	3,593
	Fauji Fertilizer Co. Ltd.	8,388,244	3,402
	Engro Fertilizers Ltd.	7,208,646	3,149
	Pakistan Oilfields Ltd.	1,913,137	2,991
	Pakistan State Oil Co. Ltd.	4,810,602	2,822
	United Bank Ltd.	4,284,561	2,795
	Millat Tractors Ltd.	1,346,175	2,518
*	TRG Pakistan	5,938,450	1,478
	Systems Ltd.	592,657	834
			48,847
Philippines (0.2%)
	SM Prime Holdings Inc.	146,320,836	89,007
	BDO Unibank Inc.	32,507,763	83,684
	International Container Terminal Services Inc.	15,022,810	64,959
	Ayala Land Inc.	101,900,500	61,579
	Bank of the Philippine Islands	27,079,809	53,065
	Ayala Corp.	4,378,792	52,761
	PLDT Inc.	1,237,550	27,986
	JG Summit Holdings Inc.	40,553,852	27,594
	Jollibee Foods Corp.	5,902,560	26,631
	Metropolitan Bank & Trust Co.	24,696,103	25,016
	Universal Robina Corp.	12,143,650	24,084
	Manila Electric Co.	3,610,155	23,230
	GT Capital Holdings Inc.	1,320,342	15,618
[2]	Monde Nissin Corp.	97,735,070	15,280
	Emperador Inc.	38,794,875	14,160
	Globe Telecom Inc.	433,552	13,386
*	Bloomberry Resorts Corp.	56,248,240	11,184
	San Miguel Corp.	5,757,389	11,047
	DMCI Holdings Inc.	53,473,238	10,208
	Century Pacific Food Inc.	16,915,236	9,888
	Alliance Global Group Inc.	47,042,876	9,484
	ACEN Corp.	120,235,440	9,063
	Semirara Mining & Power Corp. Class A	15,689,762	8,628
	Security Bank Corp.	5,951,822	7,511
	Wilcon Depot Inc.	18,923,408	7,368
	Robinsons Land Corp.	24,246,633	6,886
	Puregold Price Club Inc.	12,517,221	6,178
	AREIT Inc.	10,301,273	5,959
	LT Group Inc.	34,471,600	5,816
*	Converge Information & Communications Technology Solutions Inc.	34,196,237	5,627
	Megaworld Corp.	149,636,399	5,203
	D&L Industries Inc.	35,282,810	3,991
	Manila Water Co. Inc.	12,355,067	3,951
	First Gen Corp.	5,589,768	1,809
*	Cebu Air Inc.	2,500,350	1,453

		Shares	Market Value ($000)
	Robinsons Retail Holdings Inc.	907,771	569
*,3	Energy Development Corp. China Inc.	41,300	5
			749,868
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	11,628,802	147,547
	ORLEN SA	7,875,698	122,801
	Powszechny Zaklad Ubezpieczen SA	7,626,754	91,827
	Bank Polska Kasa Opieki SA	2,146,893	82,583
*,2	Dino Polska SA	657,458	70,958
	LPP SA	15,148	58,876
	Santander Bank Polska SA	453,787	54,962
	KGHM Polska Miedz SA	1,870,253	52,106
*,1,2	Allegro.eu SA	6,777,635	51,165
	KRUK SA	237,170	26,853
*	PGE Polska Grupa Energetyczna SA	11,996,543	25,262
*	Alior Bank SA	1,269,462	23,877
*	mBank SA	175,216	23,290
[1]	CD Projekt SA	886,669	23,145
	Grupa Kety SA	131,219	22,318
	Orange Polska SA	9,087,515	19,411
*	Bank Millennium SA	8,225,511	17,221
	Asseco Poland SA	694,378	12,649
*	Tauron Polska Energia SA	12,832,420	11,730
	Bank Handlowy w Warszawie SA	443,441	11,439
*,2	Pepco Group NV	2,042,793	11,185
*,1	CCC SA	617,153	8,968
*	Enea SA	3,425,858	8,146
*,1	Jastrzebska Spolka Weglowa SA	707,989	7,626
*	AmRest Holdings SE	1,014,020	6,667
*	Cyfrowy Polsat SA	2,096,219	5,674
	Warsaw Stock Exchange	490,946	5,370
*,1	Grupa Azoty SA	650,504	3,882
			1,007,538
Portugal (0.1%)
	EDP - Energias de Portugal SA	41,057,806	183,136
	Galp Energia SGPS SA	6,841,709	107,700
	Jeronimo Martins SGPS SA	3,748,889	85,262
	EDP Renovaveis SA	3,992,851	64,657
*	Banco Comercial Portugues SA	117,023,318	34,042
	Navigator Co. SA	3,489,832	14,380
	REN - Redes Energeticas Nacionais SGPS SA	5,219,497	12,824
	Sonae SGPS SA	11,681,401	11,293
	NOS SGPS SA	3,020,592	10,695
*,1	Greenvolt-Energias Renovaveis SA	1,012,202	8,825
	CTT-Correios de Portugal SA	1,489,840	5,911
[1]	Altri SGPS SA	964,081	4,700
	Corticeira Amorim SGPS SA	396,437	4,047
	Mota-Engil SGPS SA	500,325	2,870
	Semapa-Sociedade de Investimento e Gestao	180,368	2,791
			553,133
Qatar (0.2%)
	Qatar National Bank QPSC	60,682,956	258,113
	Qatar Islamic Bank SAQ	24,567,747	131,394
	Industries Qatar QSC	21,463,717	70,581
	Commercial Bank PSQC	45,944,034	66,183
	Masraf Al Rayan QSC	84,679,953	54,617
	Qatar International Islamic Bank QSC	15,976,701	45,727

		Shares	Market Value ($000)
	Qatar Navigation QSC	14,126,067	40,074
	Qatar Gas Transport Co. Ltd.	37,165,246	35,406
	Qatar Fuel QSC	7,979,034	34,365
	Ooredoo QPSC	11,321,704	33,235
	Qatar Electricity & Water Co. QSC	6,303,482	29,977
	Mesaieed Petrochemical Holding Co.	59,346,685	27,360
	Dukhan Bank	23,710,173	25,481
	Barwa Real Estate Co.	29,288,389	23,155
	Doha Bank QPSC	32,570,806	15,227
	Vodafone Qatar QSC	23,201,658	12,087
	Qatar Aluminum Manufacturing Co.	33,142,551	11,633
	Gulf International Services QSC	12,451,497	9,623
	United Development Co. QSC	25,603,044	7,297
*	Ezdan Holding Group QSC	21,784,843	4,855
	Al Meera Consumer Goods Co. QSC	1,300,675	4,612
			941,002
Romania (0.0%)
	Banca Transilvania SA	9,613,238	51,964
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,100,047	29,741
	OMV Petrom SA	233,615,994	29,402
	Societatea Nationala Nuclearelectrica SA	707,195	7,559
	One United Properties SA	21,781,520	4,735
*	MED Life SA	3,825,060	3,327
*	Teraplast SA	15,627,857	1,957
			128,685
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Mobile TeleSystems PJSC ADR	2,547,828	—
*,3	Surgutneftegas PJSC ADR	16,584	—
*,3	Sistema AFK PAO GDR	697	—
*,3	Novatek PJSC GDR	7,017	—
*,3	Novolipetsk Steel PJSC GDR	977,419	—
*,3	Unipro PJSC	159,150,678	—
*,3	Severstal PAO GDR	543,443	—
*,3	PhosAgro PJSC	452,919	—
*,3	OGK-2 PJSC	282,563,407	—
*,3	Polyus PJSC	50,544	—
*,3	Raspadskaya OJSC	802,310	—
*,3	TGC-1 PJSC	7,192,136,259	—
*,3	RusHydro PJSC	1,558,337,672	—
*,3	Aeroflot PJSC	13,516,903	—
*,3	Rostelecom PJSC	12,792,702	—
*,3	Mechel PJSC	1,344,496	—
*,3	Tatneft PJSC	15,352,037	—
*,3	Novolipetsk Steel PJSC	5,216,652	—
*,3	Mobile TeleSystems PJSC	6,090,423	—
*,3	Magnit PJSC	959,764	—
*,3	Novatek PJSC	13,650,994	—
*,3	Gazprom PJSC	135,012,958	—
*,3	Mosenergo PJSC	75,973,956	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	6,617,393,674	—
*,3	LUKOIL PJSC	4,927,110	—
*,3	M.Video PJSC	692,424	—
*,3	Rosneft Oil Co. PJSC	15,028,017	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—

		Shares	Market Value ($000)
*,3	VTB Bank PJSC	65,333,888,711	—
*,3	MMC Norilsk Nickel PJSC	643,469	—
*,3	Inter RAO UES PJSC	463,184,131	—
*,3	EL5-ENERO PJSC	162,490,090	—
*,3	Bashneft PJSC	215,214	—
*,3	Sistema AFK PAO	38,039,921	—
*,3	Severstal PAO	1,964,967	—
*,3	Surgutneftegas PJSC	89,794,608	—
*,3	Alrosa PJSC	32,391,627	—
*,3	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
*,2,3	Detsky Mir PJSC	6,909,739	—
*,3	MMC Norilsk Nickel PJSC ADR	21,237	—
*,3	Polyus PJSC GDR	618,167	—
*,3	Tatneft PJSC ADR	676,136	—
*,3	LSR Group PJSC Class A	25,742	—
*,3	United Co. RUSAL International PJSC	32,707,076	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
*,3	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
*,3	Cherkizovo Group PJSC	16,416	—
*,3	Samolet Group	109,996	—
*,3	Bank St. Petersburg PJSC	314,414	—
*,3	IDGC of Centre & Volga Region PJSC	45,593,366	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.1%)
	Al Rajhi Bank	26,805,340	598,374
	Saudi National Bank	39,854,581	430,411
[2]	Saudi Arabian Oil Co.	42,128,374	343,182
	Saudi Telecom Co.	24,553,011	267,176
	Saudi Basic Industries Corp.	12,317,546	255,338
*	Saudi Arabian Mining Co.	16,594,606	204,786
	Riyad Bank	20,129,073	151,921
	Alinma Bank	13,413,394	147,739
	Saudi Awwal Bank	12,965,239	123,862
	ACWA Power Co.	1,820,671	116,259
	SABIC Agri-Nutrients Co.	3,195,364	108,948
	Dr Sulaiman Al Habib Medical Services Group Co.	1,132,878	87,574
	Banque Saudi Fransi	8,023,799	85,335
	Elm Co.	350,126	84,046
	Bank AlBilad	6,693,779	79,360
	Etihad Etisalat Co.	5,147,545	71,541
	Arab National Bank	9,083,551	60,400
	Bupa Arabia for Cooperative Insurance Co.	1,011,389	55,686
	Saudi Electricity Co.	10,704,548	54,014
	Almarai Co. JSC	3,327,241	50,648
	Savola Group	3,574,927	42,822
	Mouwasat Medical Services Co.	1,295,593	40,945
	Sahara International Petrochemical Co.	4,889,501	40,940
	Yanbu National Petrochemical Co.	3,758,825	38,445
	Saudi Tadawul Group Holding Co.	656,432	36,149
	Jarir Marketing Co.	8,075,073	32,787
	Co. for Cooperative Insurance	1,003,504	32,786
	Arabian Internet & Communications Services Co.	339,426	29,615
*	Bank Al-Jazira	5,508,893	29,598
	Saudi Investment Bank	6,701,568	27,827
	Saudi Industrial Investment Group	5,040,363	27,237

		Shares	Market Value ($000)
	Saudi Aramco Base Oil Co.	683,450	26,537
*	Dar Al Arkan Real Estate Development Co.	7,181,643	24,821
*	Saudi Kayan Petrochemical Co.	10,033,047	24,509
*	Saudi Research & Media Group	439,215	24,284
	Riyadh Cables Group Co.	830,428	23,329
	Dallah Healthcare Co.	513,444	22,608
	Abdullah Al Othaim Markets Co.	6,020,893	22,016
	Mobile Telecommunications Co. Saudi Arabia	6,086,252	21,649
	Aldrees Petroleum & Transport Services Co.	500,934	21,559
	Saudia Dairy & Foodstuff Co.	211,036	20,252
	Nahdi Medical Co.	534,927	20,059
	Advanced Petrochemical Co.	1,728,121	17,528
	Leejam Sports Co. JSC	339,273	17,468
	Al Hammadi Holding	1,068,103	17,423
	Catrion Catering Holding Co.	550,175	16,896
	Power & Water Utility Co. for Jubail & Yanbu	1,023,025	16,873
*,1	National Agriculture Development Co.	2,044,133	16,253
	Arabian Drilling Co.	362,584	16,218
	Astra Industrial Group	469,665	16,146
*	Seera Group Holding	2,005,309	15,813
*	Middle East Healthcare Co.	566,357	15,044
	National Medical Care Co.	296,424	14,966
	Arabian Contracting Services Co.	205,653	14,243
*	National Industrialization Co.	4,532,439	14,112
*	Rabigh Refining & Petrochemical Co.	5,731,801	13,942
*	Saudi Ground Services Co.	1,200,123	13,314
	Saudi Cement Co.	1,005,384	12,913
	United Electronics Co.	538,993	12,793
	Arabian Centres Co. Ltd.	2,274,039	12,308
	Al-Dawaa Medical Services Co.	386,380	11,848
	Yamama Cement Co.	1,363,444	11,039
*	Emaar Economic City	5,049,867	10,695
	United International Transportation Co.	476,243	10,526
	Qassim Cement Co.	612,159	9,636
	Southern Province Cement Co.	926,777	9,557
	National Gas & Industrialization Co.	501,297	9,101
	Al Masane Al Kobra Mining Co.	614,512	8,839
	Yanbu Cement Co.	1,060,276	8,619
*	Saudi Real Estate Co.	1,783,734	8,598
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	790,730	7,189
	BinDawood Holding Co.	4,058,215	7,122
	Arriyadh Development Co.	1,195,226	6,973
	Saudi Chemical Co. Holding	5,612,320	6,917
*	Al Rajhi Co. for Co-operative Insurance	388,075	6,532
	Eastern Province Cement Co.	609,597	5,788
	Arabian Cement Co.	664,126	5,500
	Bawan Co.	429,523	5,445
*	Saudi Public Transport Co.	885,928	4,759
	City Cement Co.	922,357	4,322
	Saudi Ceramic Co.	544,615	3,793
	Northern Region Cement Co.	1,195,425	3,193
	Najran Cement Co.	1,156,847	3,188
*	Zamil Industrial Investment Co.	412,084	2,819
*	Sinad Holding Co.	790,535	2,656
*	Al Jouf Cement Co.	732,810	2,303
*	Fawaz Abdulaziz Al Hokair & Co.	510,318	2,296
	Herfy Food Services Co.	255,467	2,200
*	Methanol Chemicals Co.	440,406	2,177

		Shares	Market Value ($000)
	Hail Cement Co.	643,595	1,972
*	Tabuk Cement Co.	430,982	1,493
			4,468,722
Singapore (0.8%)
	DBS Group Holdings Ltd.	24,750,761	586,229
	Oversea-Chinese Banking Corp. Ltd.	47,857,144	457,772
	United Overseas Bank Ltd.	16,538,993	348,618
	Singapore Telecommunications Ltd.	102,527,616	182,965
	CapitaLand Ascendas REIT	49,114,227	106,442
	CapitaLand Integrated Commercial Trust	69,110,719	103,028
	Keppel Ltd.	18,971,852	100,812
	Singapore Airlines Ltd.	18,673,956	92,684
	Singapore Exchange Ltd.	11,292,943	78,855
	CapitaLand Investment Ltd.	34,701,925	76,181
	Wilmar International Ltd.	28,369,955	69,469
	Genting Singapore Ltd.	79,037,482	59,358
	Singapore Technologies Engineering Ltd.	20,795,103	57,622
	Sembcorp Industries Ltd.	12,404,317	52,203
	Mapletree Logistics Trust	44,958,887	51,697
	Mapletree Industrial Trust	26,904,503	49,003
*	Seatrium Ltd.	553,133,707	41,050
	Venture Corp. Ltd.	3,579,961	35,666
	Mapletree Pan Asia Commercial Trust	31,298,913	33,894
	Frasers Logistics & Commercial Trust	38,839,428	32,332
[1]	UOL Group Ltd.	6,943,959	32,245
	City Developments Ltd.	6,463,820	29,338
	ComfortDelGro Corp. Ltd.	28,077,104	29,203
	Frasers Centrepoint Trust	15,603,131	26,688
	Jardine Cycle & Carriage Ltd.	1,371,522	26,465
	NetLink NBN Trust	41,101,229	25,872
	Suntec REIT	29,220,109	25,831
*	SATS Ltd.	12,060,161	24,624
	CapitaLand Ascott Trust	33,596,186	23,952
	Keppel REIT	34,576,077	23,779
	Keppel DC REIT	17,995,888	22,596
	Keppel Infrastructure Trust	51,942,639	19,520
	ESR-LOGOS REIT	83,322,236	19,237
	Parkway Life REIT	5,420,026	14,203
	Lendlease Global Commercial REIT	26,691,144	12,498
	iFAST Corp. Ltd.	2,185,131	11,982
	Capitaland India Trust	13,532,013	10,577
	PARAGON REIT	15,994,187	10,428
	Olam Group Ltd.	15,406,255	10,238
	Hutchison Port Holdings Trust	66,243,660	9,920
	AIMS APAC REIT	10,048,151	9,794
	CapitaLand China Trust	15,582,819	9,679
	Raffles Medical Group Ltd.	12,573,295	9,448
	Sheng Siong Group Ltd.	7,851,762	9,118
	CDL Hospitality Trusts	11,726,568	8,982
[1]	AEM Holdings Ltd.	3,873,810	7,708
	First Resources Ltd.	6,707,837	7,383
	Starhill Global REIT	17,836,769	6,836
	Cromwell European REIT	4,157,469	6,278
	Digital Core REIT Management Pte. Ltd.	9,697,367	6,233
	UMS Holdings Ltd.	6,300,896	5,973
	Far East Hospitality Trust	12,325,383	5,962
	OUE REIT	28,024,646	5,927
	Singapore Post Ltd.	19,309,894	5,893

		Shares	Market Value ($000)
	StarHub Ltd.	7,208,857	5,689
	SIA Engineering Co. Ltd.	2,872,141	4,914
	Riverstone Holdings Ltd.	7,224,299	3,758
	Hour Glass Ltd.	2,973,176	3,387
	Keppel Pacific Oak US REIT	11,508,506	3,215
	First REIT	15,850,033	3,076
	Silverlake Axis Ltd.	10,580,209	2,048
[1]	Bumitama Agri Ltd.	3,725,291	1,705
	Prime US REIT	8,043,238	1,331
*,1	COSCO SHIPPING International Singapore Co. Ltd.	12,398,926	1,264
	Manulife US REIT	21,233,261	1,263
[1]	Nanofilm Technologies International Ltd.	2,399,470	1,224
*,1	Yoma Strategic Holdings Ltd.	14,502,937	679
*,1,3	Ezra Holdings Ltd.	20,298,532	166
*,3	Eagle Hospitality Trust	11,225,800	—
			3,164,009
South Africa (0.8%)
	Naspers Ltd.	2,535,024	425,184
	FirstRand Ltd.	68,201,037	247,005
	Standard Bank Group Ltd.	18,260,111	194,390
	Gold Fields Ltd.	12,033,351	177,555
	MTN Group Ltd.	24,647,906	125,375
	Capitec Bank Holdings Ltd.	1,159,004	123,442
	Bid Corp. Ltd.	4,538,777	109,851
	Anglogold Ashanti plc	5,736,715	102,659
	Absa Group Ltd.	11,283,157	98,519
	Shoprite Holdings Ltd.	6,550,567	94,935
	Sanlam Ltd.	23,652,024	90,274
	Nedbank Group Ltd.	6,271,692	72,817
	Sasol Ltd.	7,873,886	68,390
	Bidvest Group Ltd.	4,642,581	61,055
	Remgro Ltd.	6,988,734	58,740
	Aspen Pharmacare Holdings Ltd.	5,253,872	54,307
	Discovery Ltd.	7,223,339	53,401
[1]	Clicks Group Ltd.	3,319,516	53,358
	NEPI Rockcastle NV	6,902,901	46,444
	Harmony Gold Mining Co. Ltd.	7,422,438	46,396
	Reinet Investments SCA	1,850,702	46,319
	Sibanye Stillwater Ltd.	38,303,896	46,161
	Woolworths Holdings Ltd.	12,316,454	45,687
	Impala Platinum Holdings Ltd.	10,981,112	42,625
	Old Mutual Ltd.	61,211,559	40,735
	Vodacom Group Ltd.	8,141,725	40,535
	Northam Platinum Holdings Ltd.	4,916,212	33,138
	Exxaro Resources Ltd.	3,318,084	33,057
[1]	Anglo American Platinum Ltd.	771,554	32,665
	Mr Price Group Ltd.	3,392,140	31,014
	Growthpoint Properties Ltd.	46,385,848	29,385
[1,2]	Pepkor Holdings Ltd.	28,092,468	28,887
	Foschini Group Ltd.	4,378,141	26,509
	OUTsurance Group Ltd.	11,491,252	25,690
	Investec Ltd.	3,679,416	24,280
[1]	Tiger Brands Ltd.	2,127,816	23,896
	Kumba Iron Ore Ltd.	743,359	21,869
	Truworths International Ltd.	4,945,839	20,599
	Redefine Properties Ltd.	91,974,901	20,402
	AVI Ltd.	4,557,430	20,228
	Momentum Metropolitan Holdings	16,941,293	18,924

		Shares	Market Value ($000)
	Life Healthcare Group Holdings Ltd.	18,813,577	18,594
	Sappi Ltd.	7,649,770	18,219
*	MultiChoice Group	4,012,769	16,041
*,1	SPAR Group Ltd.	2,631,674	15,781
[1]	Netcare Ltd.	19,929,578	15,149
	African Rainbow Minerals Ltd.	1,477,598	14,596
*	Fortress Real Estate Investments Ltd. Class A	15,665,743	12,862
	Motus Holdings Ltd.	1,985,568	11,103
	Resilient REIT Ltd.	4,148,504	10,445
[1]	Vukile Property Fund Ltd.	12,427,062	10,036
	Barloworld Ltd.	2,463,950	9,832
	Thungela Resources Ltd. (XLON)	1,545,439	9,726
[2]	Dis-Chem Pharmacies Ltd.	5,546,718	8,934
	Santam Ltd.	525,322	8,120
	Omnia Holdings Ltd.	2,306,288	7,966
	AECI Ltd.	1,465,064	7,893
	Hyprop Investments Ltd.	4,569,044	7,801
	Equites Property Fund Ltd.	9,622,371	7,379
	Super Group Ltd.	4,582,435	6,851
	Ninety One Ltd.	3,080,461	6,817
[1]	Reunert Ltd.	2,036,762	6,538
	MAS plc	6,578,044	6,529
	Pick n Pay Stores Ltd.	4,754,764	5,940
*	Fortress Real Estate Investments Ltd. Class B	14,360,664	5,790
*	Telkom SA SOC Ltd.	3,800,136	5,717
	Coronation Fund Managers Ltd.	3,402,804	5,664
	DataTec Ltd.	2,569,945	5,625
	JSE Ltd.	1,156,483	5,351
	Sun International Ltd.	2,314,168	5,224
	Attacq Ltd.	8,738,186	4,619
	DRDGOLD Ltd.	5,809,956	4,548
*	Astral Foods Ltd.	508,197	4,285
	Curro Holdings Ltd.	6,435,346	4,145
*	KAP Ltd.	32,287,058	3,845
	Burstone Group Ltd.	7,633,648	3,499
*	Transaction Capital Ltd.	7,635,602	3,341
	Tsogo Sun Ltd.	3,619,290	2,231
	Thungela Resources Ltd. (XJSE)	321,650	2,059
			3,265,797
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	65,073,564	3,535,892
	SK Hynix Inc.	7,356,031	736,638
	POSCO Holdings Inc.	1,020,823	323,887
	NAVER Corp.	1,959,241	292,166
	Celltrion Inc.	2,106,207	282,633
	Hyundai Motor Co.	1,871,368	272,191
*	Kia Corp.	3,329,872	255,771
	KB Financial Group Inc.	5,210,177	221,108
	LG Chem Ltd.	643,178	208,573
	Shinhan Financial Group Co. Ltd.	6,724,078	206,026
	Samsung SDI Co. Ltd.	717,627	199,158
*	Kakao Corp.	4,124,144	161,278
*	LG Energy Solution Ltd.	545,154	154,737
*,2	Samsung Biologics Co. Ltd.	241,586	152,072
	Hana Financial Group Inc.	3,894,696	139,264
	Hyundai Mobis Co. Ltd.	845,254	132,497
	Samsung C&T Corp.	1,139,150	117,679
	LG Electronics Inc.	1,484,223	103,457

		Shares	Market Value ($000)
*,1	Ecopro BM Co. Ltd.	623,269	98,933
*,1	Ecopro Co. Ltd.	260,648	97,223
	KT&G Corp.	1,393,603	94,646
	Woori Financial Group Inc.	8,964,891	92,951
*	Samsung Fire & Marine Insurance Co. Ltd.	443,954	87,850
	Samsung Electro-Mechanics Co. Ltd.	758,847	78,921
*	LG Corp.	1,217,775	74,776
*,1	HLB Inc.	1,456,057	73,441
*,1	POSCO Future M Co. Ltd.	386,877	72,874
*	SK Innovation Co. Ltd.	811,095	70,682
*	Meritz Financial Group Inc.	1,361,282	69,888
	SK Inc.	485,932	66,611
*	Doosan Enerbility Co. Ltd.	5,759,741	66,536
*	Krafton Inc.	391,276	62,744
*,1	KakaoBank Corp.	2,909,114	59,128
*,1	HMM Co. Ltd.	3,955,683	56,853
	Samsung SDS Co. Ltd.	495,296	56,325
	Samsung Life Insurance Co. Ltd.	1,003,822	52,164
*	SK Square Co. Ltd.	1,335,912	51,898
[1]	Korea Zinc Co. Ltd.	146,053	51,741
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	587,043	49,809
*	Hanwha Aerospace Co. Ltd.	469,129	48,449
*	Samsung Heavy Industries Co. Ltd.	8,865,459	48,318
*	Korea Electric Power Corp.	2,921,319	43,320
*,1	HYBE Co. Ltd.	282,376	42,575
*	Korean Air Lines Co. Ltd.	2,521,931	42,401
*	DB Insurance Co. Ltd.	607,039	40,044
*	Hankook Tire & Technology Co. Ltd.	1,002,155	38,357
*,1	Amorepacific Corp.	415,223	36,627
*	Korea Aerospace Industries Ltd.	951,405	35,846
*,1	L&F Co. Ltd.	336,186	35,845
*	Samsung Engineering Co. Ltd.	2,129,379	35,517
*	Hanwha Solutions Corp.	1,409,940	35,027
*	Industrial Bank of Korea	3,696,261	34,680
*,1	Yuhan Corp.	749,296	33,118
*	Hyundai Glovis Co. Ltd.	250,526	32,805
*	Coway Co. Ltd.	773,269	32,075
*	NCSoft Corp.	214,001	31,584
	HD Hyundai Co. Ltd.	581,923	31,016
*	Posco DX Co. Ltd.	718,064	30,601
*	CosmoAM&T Co. Ltd.	302,125	29,867
	LG H&H Co. Ltd.	127,163	28,822
*	Hyundai Steel Co.	1,139,403	28,532
	S-Oil Corp.	553,422	28,136
	LG Innotek Co. Ltd.	190,046	27,106
*,1	SK Biopharmaceuticals Co. Ltd.	385,331	26,764
*	Alteogen Inc.	460,871	26,608
*,1	LG Display Co. Ltd.	3,058,984	26,583
*	Hanmi Semiconductor Co. Ltd.	599,556	26,147
*	Hanmi Pharm Co. Ltd.	105,579	25,615
	Doosan Bobcat Inc.	671,005	25,555
*	Hyundai Engineering & Construction Co. Ltd.	974,313	25,216
*,1	Lotte Chemical Corp.	251,267	24,578
	Samsung Securities Co. Ltd.	863,655	24,276
*	Mirae Asset Securities Co. Ltd.	4,105,100	24,137
*,1	Posco International Corp.	614,160	24,108
	CJ CheilJedang Corp.	109,033	23,810
*	Korea Investment Holdings Co. Ltd.	518,337	23,800

		Shares	Market Value ($000)
*	Kum Yang Co. Ltd.	406,496	23,748
*,1	Hanjin Kal Corp.	431,570	23,652
	HD Hyundai Electric Co. Ltd.	298,134	22,832
	LG Uplus Corp.	2,930,809	22,439
*	GS Holdings Corp.	637,213	22,098
	BNK Financial Group Inc.	3,921,912	22,058
*,1	Celltrion Pharm Inc.	287,457	21,898
*,1	HD Hyundai Heavy Industries Co. Ltd.	255,363	21,758
	Fila Holdings Corp.	697,363	21,244
*	Kumho Petrochemical Co. Ltd.	227,614	21,225
*	Hyundai Rotem Co. Ltd.	979,774	20,662
*,1	JYP Entertainment Corp.	366,354	20,618
	Orion Corp.	296,447	20,504
*	Hyundai Marine & Fire Insurance Co. Ltd.	785,834	19,959
*,1,2	SK IE Technology Co. Ltd.	347,916	19,284
*	LEENO Industrial Inc.	126,268	18,787
[1]	Hotel Shilla Co. Ltd.	421,032	18,339
*,1	DB HiTek Co. Ltd.	480,904	17,828
	JB Financial Group Co. Ltd.	1,966,691	16,875
*,1	Kangwon Land Inc.	1,455,264	16,327
*	Hanwha Ocean Co. Ltd.	989,333	16,258
*,1	Hansol Chemical Co. Ltd.	108,558	16,249
*,1	LS Corp.	232,183	15,795
*	E-MART Inc.	265,063	15,423
*,1	SK Bioscience Co. Ltd.	322,164	15,311
*	NH Investment & Securities Co. Ltd.	1,868,562	14,826
*,1	OCI Holdings Co. Ltd.	188,672	14,716
*,1	HPSP Co. Ltd.	434,913	14,578
*	Youngone Corp.	405,833	14,569
*,1	Hanwha Corp.	711,794	14,484
*	DGB Financial Group Inc.	2,127,810	14,358
*,1	Eo Technics Co. Ltd.	111,256	14,233
*	SKC Co. Ltd.	247,262	14,176
*,1	Hyundai Mipo Dockyard Co. Ltd.	276,962	13,961
*,1	HLB Life Science Co. Ltd.	1,156,451	13,659
[1]	Cheil Worldwide Inc.	958,335	13,190
*	IsuPetasys Co. Ltd.	633,709	12,936
*,1,2	Netmarble Corp.	294,991	12,859
*	KIWOOM Securities Co. Ltd.	176,444	12,753
*,1	DL E&C Co. Ltd.	405,364	12,608
*	CJ Corp.	174,801	12,278
	NongShim Co. Ltd.	42,995	12,174
*,1	Shinsegae Inc.	94,039	12,132
*,1	Enchem Co. Ltd.	99,082	12,016
	HL Mando Co. Ltd.	451,632	11,856
*	CJ Logistics Corp.	114,505	11,653
*,1	Dongjin Semichem Co. Ltd.	399,415	11,499
*,1	Hanall Biopharma Co. Ltd.	497,232	11,474
[1]	Jusung Engineering Co. Ltd.	463,149	11,438
*	BGF retail Co. Ltd.	107,684	11,397
*	LIG Nex1 Co. Ltd.	144,578	11,344
*,1	Rainbow Robotics	105,668	11,334
[1]	Soulbrain Co. Ltd.	56,038	11,299
*	Hyosung Heavy Industries Corp.	88,205	11,295
*,1	F&F Co. Ltd.	211,665	11,241
[1]	CS Wind Corp.	263,211	11,211
*	Hanwha Life Insurance Co. Ltd.	4,933,576	11,200
[1]	S-1 Corp.	258,412	11,037

		Shares	Market Value ($000)
*,1	Pearl Abyss Corp.	446,684	10,908
*	HD Hyundai Infracore Co. Ltd.	1,878,525	10,831
*,1	LS Electric Co. Ltd.	205,299	10,794
*,1	WONIK IPS Co. Ltd.	472,196	10,675
*,1	Koh Young Technology Inc.	812,014	10,595
*	Lunit Inc.	226,020	10,345
*,1	Hyosung Advanced Materials Corp.	42,282	10,331
	KCC Corp.	55,841	10,285
[1]	Hanon Systems	2,184,397	10,195
*	Kakao Games Corp.	556,069	10,159
*,1	Kakaopay Corp.	283,837	10,017
	Medytox Inc.	69,155	9,929
*	Chong Kun Dang Pharmaceutical Corp.	120,209	9,903
*	Hyundai Autoever Corp.	88,805	9,819
*,1	Hanmi Science Co. Ltd.	333,579	9,801
*	GS Engineering & Construction Corp.	854,234	9,631
*,1	Lotte Shopping Co. Ltd.	156,025	9,593
*	SOLUM Co. Ltd.	464,693	9,537
*	Hyundai Wia Corp.	217,875	9,473
*,1	ISC Co. Ltd.	164,573	9,448
*,1	LegoChem Biosciences Inc.	248,380	9,347
*	Samsung Card Co. Ltd.	378,083	9,339
*,1	Hyosung TNC Corp.	41,437	9,320
*,1	Hyundai Elevator Co. Ltd.	305,530	9,298
*	Hanwha Systems Co. Ltd.	794,930	9,169
*,1	Hyundai Bioscience Co. Ltd.	493,423	9,154
*,1	Hana Micron Inc.	475,211	9,047
*	Korean Reinsurance Co.	1,581,849	8,953
*,1	GS Retail Co. Ltd.	536,129	8,948
*,1	Pan Ocean Co. Ltd.	3,277,652	8,927
*,1	Wemade Co. Ltd.	231,344	8,851
*,1	Sam Chun Dang Pharm Co. Ltd.	184,377	8,835
*,1	Cosmax Inc.	101,802	8,833
*	W-Scope Chungju Plant Co. Ltd.	291,760	8,709
*,1	SK Networks Co. Ltd.	1,777,786	8,675
*,1	Hugel Inc.	76,209	8,657
*,1	Korea Electric Power Corp. ADR	1,169,480	8,642
*	SM Entertainment Co. Ltd.	151,620	8,629
[1]	LX Semicon Co. Ltd.	146,072	8,458
*	Douzone Bizon Co. Ltd.	236,144	8,453
*	TCC Steel	225,595	8,352
*	HDC Hyundai Development Co-Engineering & Construction	618,924	8,286
*,1	KEPCO Engineering & Construction Co. Inc.	167,941	8,232
*,1	Lotte Corp.	375,360	8,153
*,1	Hyundai Department Store Co. Ltd.	202,372	8,138
*	Daeduck Electronics Co. Ltd.	446,922	8,045
*,1	Chabiotech Co. Ltd.	589,413	8,018
*	Kumho Tire Co. Inc.	1,809,404	7,996
*	Daewoo Engineering & Construction Co. Ltd.	2,702,311	7,947
*,1	Classys Inc.	339,749	7,816
*,1	Park Systems Corp.	60,600	7,792
*,1	LOTTE Fine Chemical Co. Ltd.	208,689	7,765
*,1	KEPCO Plant Service & Engineering Co. Ltd.	298,781	7,590
*,1	Cosmochemical Co. Ltd.	354,932	7,540
*	CJ ENM Co. Ltd.	140,752	7,519
*	Kolon Industries Inc.	246,927	7,511
	Poongsan Corp.	257,246	7,506
	Samyang Foods Co. Ltd.	54,456	7,505

		Shares	Market Value ($000)
*	Advanced Nano Products Co. Ltd.	105,916	7,503
*	Kolmar Korea Co. Ltd.	203,315	7,430
*,1	AfreecaTV Co. Ltd.	95,038	7,376
*	Dentium Co. Ltd.	86,983	7,357
*	Sam-A Aluminum Co. Ltd.	110,003	7,196
*	Hana Tour Service Inc.	150,542	7,187
*	Korea Gas Corp.	360,474	7,128
*,1	DL Holdings Co. Ltd.	168,035	7,071
[1]	Seegene Inc.	367,719	6,960
	Lotte Energy Materials Corp.	293,773	6,904
[1]	SSANGYONG C&E Co. Ltd.	1,514,390	6,837
[1]	S&S Tech Corp.	210,846	6,754
*,1	Daejoo Electronic Materials Co. Ltd.	129,091	6,657
*,1	PharmaResearch Co. Ltd.	84,123	6,630
*,1	People & Technology Inc.	245,575	6,619
[1]	SK Chemicals Co. Ltd.	136,172	6,564
[1]	LX International Corp.	308,226	6,481
*,1	Hite Jinro Co. Ltd.	409,957	6,439
*	AMOREPACIFIC Group	347,154	6,379
*,1	Oscotec Inc.	445,495	6,342
*,1	SIMMTECH Co. Ltd.	252,322	6,340
	SK REITs Co. Ltd.	2,232,489	6,266
*,1	Doosan Fuel Cell Co. Ltd.	400,522	6,194
*,1	Ecopro HN Co. Ltd.	143,313	6,183
*,1	HK inno N Corp.	196,135	6,139
	HD Hyundai Construction Equipment Co. Ltd.	158,720	6,038
*,1	Ottogi Corp.	19,970	5,986
*,1	Paradise Co. Ltd.	631,993	5,977
*,1	ABLBio Inc.	360,104	5,894
*,1	Green Cross Corp.	72,719	5,872
	Eugene Technology Co. Ltd.	184,944	5,804
*,1	Mezzion Pharma Co. Ltd.	222,837	5,689
*,1	ST Pharm Co. Ltd.	121,976	5,642
*,1	Lake Materials Co. Ltd.	489,220	5,544
*	Bioneer Corp.	293,147	5,505
*,1	Daewoong Pharmaceutical Co. Ltd.	66,343	5,484
*	HAESUNG DS Co. Ltd.	144,350	5,409
*	Hyosung Corp.	113,772	5,351
*	Doosan Co. Ltd.	77,842	5,264
[1]	SFA Engineering Corp.	258,218	5,226
	Dongsuh Cos. Inc.	401,203	5,194
*,1	NEXTIN Inc.	96,321	5,164
[1]	DongKook Pharmaceutical Co. Ltd.	377,775	5,051
*,1	SL Corp.	210,603	5,040
[1]	Lotte Chilsung Beverage Co. Ltd.	49,006	5,033
*,1	YG Entertainment Inc.	148,806	4,933
*	Daewoong Co. Ltd.	283,602	4,931
	Korea Electric Terminal Co. Ltd.	94,568	4,916
*,1	Creative & Innovative System	689,487	4,900
*,1	SFA Semicon Co. Ltd.	1,023,047	4,831
*,1	MegaStudyEdu Co. Ltd.	107,156	4,817
	ESR Kendall Square REIT Co. Ltd.	1,707,631	4,811
*	Hankook & Co. Co. Ltd.	385,403	4,789
*,1	Duk San Neolux Co. Ltd.	165,599	4,774
*,1	Taekwang Industrial Co. Ltd.	6,910	4,758
	Innocean Worldwide Inc.	292,314	4,752
*	DoubleUGames Co. Ltd.	148,089	4,657
	JR Global REIT	1,526,111	4,642

		Shares	Market Value ($000)
*,1	Tokai Carbon Korea Co. Ltd.	58,572	4,633
*,1	Sebang Global Battery Co. Ltd.	106,708	4,609
*,1	Sungeel Hitech Co. Ltd.	69,347	4,565
*,1	BH Co. Ltd.	334,697	4,558
*,1	Myoung Shin Industrial Co. Ltd.	369,515	4,553
*,1	Doosan Tesna Inc.	135,481	4,545
*	Jeisys Medical Inc.	711,485	4,534
	JW Pharmaceutical Corp.	196,592	4,505
*	Daou Technology Inc.	299,334	4,455
*,1	TKG Huchems Co. Ltd.	285,183	4,426
*,1	KMW Co. Ltd.	393,194	4,418
*	Asiana Airlines Inc.	485,187	4,409
*,1	Foosung Co. Ltd.	710,541	4,388
*	NHN Corp.	235,946	4,375
*,1	GemVax & Kael Co. Ltd.	455,742	4,330
*	Peptron Inc.	241,087	4,320
*	OCI Co. Ltd.	62,737	4,313
*	Daishin Securities Co. Ltd.	372,579	4,303
*,1	Ahnlab Inc.	78,761	4,285
*,1	SK oceanplant Co. Ltd.	370,224	4,261
*	i-SENS Inc.	235,071	4,249
*,1	SD Biosensor Inc.	544,518	4,237
[1]	Com2uSCorp	123,768	4,219
	Youngone Holdings Co. Ltd.	68,751	4,167
*	HLB Therapeutics Co. Ltd.	841,145	4,116
*,1	Green Cross Holdings Corp.	367,789	4,072
*	Hanwha Investment & Securities Co. Ltd.	1,464,075	4,063
*	Han Kuk Carbon Co. Ltd.	505,836	4,034
*,1	Intellian Technologies Inc.	97,775	4,029
	Shinhan Alpha REIT Co. Ltd.	815,326	3,967
*,1	Dawonsys Co. Ltd.	358,063	3,938
	SK Gas Ltd.	34,439	3,934
*,1	Korea Petrochemical Ind Co. Ltd.	39,287	3,902
*	Jeju Air Co. Ltd.	416,654	3,871
*,1	Daesang Corp.	273,228	3,803
	SK Discovery Co. Ltd.	130,275	3,787
*,1	Sungwoo Hitech Co. Ltd.	604,616	3,744
*,1	Naturecell Co. Ltd.	652,747	3,735
*,1	Shin Poong Pharmaceutical Co. Ltd.	435,133	3,731
*	Hancom Inc.	204,172	3,724
*	Seoul Semiconductor Co. Ltd.	475,376	3,696
*,1	Boryung	407,921	3,695
*,1	Eubiologics Co. Ltd.	455,490	3,689
*,1	Youlchon Chemical Co. Ltd.	168,675	3,637
*,1	Seojin System Co. Ltd.	259,652	3,619
*	Dongkuk Steel Mill Co. Ltd.	424,826	3,618
[1]	Innox Advanced Materials Co. Ltd.	175,217	3,579
*	CJ CGV Co. Ltd.	850,375	3,509
*,1	Harim Holdings Co. Ltd.	616,135	3,463
*,1	Nexon Games Co. Ltd.	309,374	3,452
*,1	Samyang Holdings Corp.	67,864	3,436
	KCC Glass Corp.	115,230	3,435
	LOTTE REIT Co. Ltd.	1,484,660	3,429
*,1	Chunbo Co. Ltd.	55,325	3,419
[1]	INTOPS Co. Ltd.	158,857	3,411
*,1	IS Dongseo Co. Ltd.	178,055	3,389
*,1	Taihan Electric Wire Co. Ltd.	484,683	3,384
[1]	Partron Co. Ltd.	564,076	3,370

		Shares	Market Value ($000)
*	Hanwha General Insurance Co. Ltd.	1,033,326	3,368
*,1	GC Cell Corp.	111,875	3,353
*	Dong-A ST Co. Ltd.	65,623	3,347
*	Pharmicell Co. Ltd.	768,679	3,275
[1]	Hanssem Co. Ltd.	91,137	3,259
*,1	Korea Line Corp.	2,127,145	3,215
	Dong-A Socio Holdings Co. Ltd.	40,136	3,210
*,1	PI Advanced Materials Co. Ltd.	183,234	3,201
*	Sambu Engineering & Construction Co. Ltd.	2,117,953	3,169
*	Shinsung E&G Co. Ltd.	2,166,956	3,162
*	NICE Information Service Co. Ltd.	427,747	3,152
[1]	Caregen Co. Ltd.	194,714	3,122
	Mcnex Co. Ltd.	162,393	3,102
*,1	Cafe24 Corp.	182,083	3,061
*,1	Lotte Tour Development Co. Ltd.	448,034	3,053
*	Hanjin Transportation Co. Ltd.	169,220	3,050
*,1	Genexine Inc.	477,920	3,045
*,1	Studio Dragon Corp.	88,567	3,039
*,1	Amicogen Inc.	667,408	3,038
*	LX Holdings Corp.	576,385	3,025
*,1	Solid Inc.	662,209	2,993
*,1	NEPES Corp.	216,706	2,967
*,1	STCUBE	594,881	2,936
	Unid Co. Ltd.	52,380	2,924
	L&C Bio Co. Ltd.	163,873	2,904
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	203,706	2,894
*	Solus Advanced Materials Co. Ltd.	343,552	2,888
*,1	RFHIC Corp.	220,289	2,885
*,1	Neowiz	151,553	2,879
	SNT Motiv Co. Ltd.	86,528	2,869
*	Kwang Dong Pharmaceutical Co. Ltd.	522,960	2,838
*	KC Tech Co. Ltd.	131,583	2,814
*,1	Lotte Wellfood Co. Ltd.	29,548	2,811
*,1	Ananti Inc.	614,342	2,802
*,1	Wysiwyg Studios Co. Ltd.	1,217,088	2,778
*	Nexen Tire Corp.	455,439	2,757
*	Lotte Rental Co. Ltd.	137,862	2,750
*,1	Advanced Process Systems Corp.	170,112	2,706
[1]	Hansae Co. Ltd.	175,738	2,698
*	Binggrae Co. Ltd.	68,429	2,694
*,1	Webzen Inc.	211,730	2,668
*	Bukwang Pharmaceutical Co. Ltd.	545,704	2,667
[1]	TES Co. Ltd.	187,914	2,664
*	Handsome Co. Ltd.	184,711	2,578
*	HDC Holdings Co. Ltd.	464,161	2,541
	NHN KCP Corp.	278,495	2,535
*	Samwha Capacitor Co. Ltd.	97,230	2,497
*,1	Yunsung F&C Co. Ltd.	43,512	2,484
*	Namyang Dairy Products Co. Ltd.	5,650	2,477
*	Il Dong Pharmaceutical Co. Ltd.	215,173	2,475
*	InBody Co. Ltd.	132,861	2,465
*	SeAH Besteel Holdings Corp.	150,066	2,459
*	NICE Holdings Co. Ltd.	254,663	2,448
[1]	Huons Co. Ltd.	94,688	2,437
[1]	Orion Holdings Corp.	225,649	2,427
*	Songwon Industrial Co. Ltd.	209,953	2,392
*,1	Young Poong Corp.	6,061	2,390
[1]	Modetour Network Inc.	185,816	2,379

		Shares	Market Value ($000)
[1]	Seobu T&D	419,307	2,373
*,1	Binex Co. Ltd.	309,192	2,366
	LX Hausys Ltd.	80,792	2,344
*,1	GOLFZON Co. Ltd.	38,816	2,326
*	Hyundai Home Shopping Network Corp.	69,303	2,318
*,1	Grand Korea Leisure Co. Ltd.	242,212	2,304
*	KISWIRE Ltd.	146,537	2,298
*	CMG Pharmaceutical Co. Ltd.	1,383,322	2,284
*,1	LF Corp.	232,869	2,281
*,1	MedPacto Inc.	295,500	2,251
*,1	Dongwon Industries Co. Ltd.	79,844	2,226
*,1	HLB Global Co. Ltd.	513,483	2,191
*	Eugene Investment & Securities Co. Ltd.	757,438	2,184
*,1	Danal Co. Ltd.	729,057	2,170
*	HL Holdings Corp.	84,866	2,115
*	Korea United Pharm Inc.	115,149	2,111
*,1	Soulbrain Holdings Co. Ltd.	68,087	2,105
*	SK Securities Co. Ltd.	4,469,700	2,095
*,1	UniTest Inc.	202,946	2,073
*,1	KH Vatec Co. Ltd.	215,093	2,063
*	Enplus Co. Ltd.	916,902	2,062
*	Hyundai GF Holdings	669,350	2,060
*,1	Com2uS Holdings Corp.	71,696	2,060
*	DIO Corp.	143,992	2,054
*	Interflex Co. Ltd.	140,528	2,054
*,1	Samchully Co. Ltd.	28,333	2,000
*,1	ENF Technology Co. Ltd.	115,160	2,000
*,1	Insun ENT Co. Ltd.	364,506	1,962
*	Daea TI Co. Ltd.	800,898	1,950
*,1	Humasis Co. Ltd.	1,468,730	1,922
	E1 Corp.	41,656	1,907
[1]	Hanil Cement Co. Ltd.	211,513	1,906
*,1	Medipost Co. Ltd.	357,649	1,899
*	Yuanta Securities Korea Co. Ltd.	1,009,426	1,876
*,1	ITM Semiconductor Co. Ltd.	100,548	1,866
[1]	Shinsegae International Inc.	153,810	1,854
*,1	BNC Korea Co. Ltd.	649,490	1,836
*	TK Corp.	192,614	1,812
*	Ilyang Pharmaceutical Co. Ltd.	168,671	1,809
*	Namsun Aluminum Co. Ltd.	1,147,327	1,804
*	Chongkundang Holdings Corp.	39,812	1,796
*	GeneOne Life Science Inc.	947,687	1,791
[1]	iNtRON Biotechnology Inc.	331,610	1,755
*,1,3	Cellivery Therapeutics Inc.	348,823	1,746
*	Sung Kwang Bend Co. Ltd.	216,267	1,741
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	1,739
*	AbClon Inc.	166,586	1,709
*	Vieworks Co. Ltd.	83,129	1,699
*	Dongwon F&B Co. Ltd.	68,770	1,694
*	Tongyang Inc.	2,409,270	1,675
	Humedix Co. Ltd.	80,799	1,673
*	CrystalGenomics Invites Co. Ltd.	815,512	1,665
*	Hansol Technics Co. Ltd.	330,902	1,661
*	Daol Investment & Securities Co. Ltd.	612,327	1,650
*	Hyundai Green Food	185,161	1,628
*,1	Ace Technologies Corp.	805,953	1,605
*	Tongyang Life Insurance Co. Ltd.	420,958	1,551
*	Hanwha Galleria Corp.	1,520,902	1,536

		Shares	Market Value ($000)
*,1	Komipharm International Co. Ltd.	471,360	1,506
*	Namhae Chemical Corp.	273,548	1,498
	Samyang Corp.	41,631	1,492
*	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,484
	Hansol Paper Co. Ltd.	183,357	1,470
	iMarketKorea Inc.	238,233	1,469
*	Hyosung Chemical Corp.	28,283	1,465
*	HS Industries Co. Ltd.	577,669	1,450
*	OliX Pharmaceuticals Inc.	129,510	1,445
*,1	Gradiant Corp.	143,872	1,427
*,1	Zinus Inc.	139,708	1,424
	Able C&C Co. Ltd.	260,162	1,387
*,1	Nature Holdings Co. Ltd.	117,662	1,381
*	Korea Asset In Trust Co. Ltd.	568,952	1,375
*	KC Co. Ltd.	86,219	1,369
*,1	NKMax Co. Ltd.	844,504	1,347
*	Daeduck Co. Ltd.	282,865	1,344
*,1	Toptec Co. Ltd.	272,405	1,336
*	KUMHOE&C Co. Ltd.	340,034	1,325
*	Dongkuk CM Co. Ltd.	261,366	1,294
*,1	Sangsangin Co. Ltd.	499,798	1,292
*	SPC Samlip Co. Ltd.	28,906	1,289
*,1	Inscobee Inc.	1,232,262	1,276
*	KISCO Corp.	251,497	1,274
*,1	Dongsung Pharmaceutical Co. Ltd.	303,202	1,244
[1]	HYUNDAI Corp.	90,747	1,243
*	HJ Shipbuilding & Construction Co. Ltd.	476,672	1,232
*	Woongjin Thinkbig Co. Ltd.	663,009	1,229
*	Daehan Flour Mill Co. Ltd.	12,382	1,218
*,1	Wonik Holdings Co. Ltd.	482,406	1,208
*,1	Cuckoo Homesys Co. Ltd.	80,217	1,204
	Huons Global Co. Ltd.	71,504	1,197
*	Cuckoo Holdings Co. Ltd.	99,041	1,175
*,1	Helixmith Co. Ltd.	466,845	1,155
*	Hankook Shell Oil Co. Ltd.	6,713	1,141
*	Samsung Pharmaceutical Co. Ltd.	761,594	1,141
*	Giantstep Inc.	100,474	1,122
	LG HelloVision Co. Ltd.	398,282	1,114
*	LOTTE Himart Co. Ltd.	147,046	1,112
*,1	CJ Freshway Corp.	59,987	1,099
*	Jeil Pharmaceutical Co. Ltd.	86,660	1,093
*	Enzychem Lifesciences Corp.	835,938	1,083
	Hyundai Bioland Co. Ltd.	143,928	1,055
*	Aekyung Industrial Co. Ltd.	85,731	1,044
*	Kolon Corp.	80,912	1,025
*,1	Maeil Dairies Co. Ltd.	33,318	1,005
*	ICD Co. Ltd.	148,544	954
*	Homecast Co. Ltd.	428,386	903
*	TY Holdings Co. Ltd.	289,508	893
*	Eusu Holdings Co. Ltd.	174,424	791
*	OptoElectronics Solutions Co. Ltd.	77,729	791
*	BGF Co. Ltd.	269,382	758
*	Sindoh Co. Ltd.	26,502	726
*	Hansol Holdings Co. Ltd.	313,442	673
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	650
*,1	Eoflow Co. Ltd.	245,738	625
*	Telcon RF Pharmaceutical Inc.	872,813	497
*	Aprogen Biologics	3,516,799	481

		Shares	Market Value ($000)
*	DB Financial Investment Co. Ltd.	151,034	445
*	Dongkuk Holdings Co. Ltd.	34,221	191
	Hanil Holdings Co. Ltd.	15,485	131
			12,507,584
Spain (1.6%)
	Iberdrola SA (XMAD)	81,275,056	978,630
	Banco Santander SA	218,801,244	879,375
	Banco Bilbao Vizcaya Argentaria SA	81,667,002	764,357
	Industria de Diseno Textil SA	14,335,520	612,949
	Amadeus IT Group SA	6,148,189	430,867
[2]	Cellnex Telecom SA	7,651,273	294,401
	Telefonica SA	68,461,190	278,557
	Ferrovial SE	7,048,854	268,810
	Repsol SA	17,521,219	258,758
	CaixaBank SA	51,666,492	220,306
[2]	Aena SME SA	958,614	169,586
	ACS Actividades de Construccion y Servicios SA	3,230,951	127,495
	Redeia Corp. SA	5,888,059	97,978
	Banco de Sabadell SA	71,699,853	93,062
	Endesa SA	4,325,253	85,692
	Bankinter SA	9,344,276	57,693
	Enagas SA	3,400,828	55,365
	Naturgy Energy Group SA	1,867,717	50,293
*,1	Grifols SA	4,510,313	49,130
	Merlin Properties Socimi SA	4,564,149	46,478
	Acciona SA	312,323	40,400
	Fluidra SA	1,853,843	40,134
	Viscofan SA	533,645	31,244
	Vidrala SA	309,368	31,008
	Mapfre SA	13,594,950	29,935
[1]	Indra Sistemas SA	1,680,425	29,835
	Acerinox SA	2,677,473	28,267
	Inmobiliaria Colonial Socimi SA	4,429,292	26,630
	Cia de Distribucion Integral Logista Holdings SA	877,036	24,807
	Applus Services SA	1,779,812	21,512
	Laboratorios Farmaceuticos Rovi SA	291,987	20,139
[2]	Unicaja Banco SA	21,058,781	20,135
	Corp. ACCIONA Energias Renovables SA	772,280	20,068
	Sacyr SA (XMAD)	5,409,196	17,833
	CIE Automotive SA	670,493	17,690
*	Iberdrola SA	1,395,653	16,855
*	Solaria Energia y Medio Ambiente SA	1,100,892	16,254
	Faes Farma SA	4,062,008	13,348
	Construcciones y Auxiliar de Ferrocarriles SA	355,738	12,785
	Ebro Foods SA	691,056	11,483
	Almirall SA	1,169,408	11,093
*	Melia Hotels International SA	1,440,731	9,748
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,893,949	9,298
	Pharma Mar SA	181,063	7,558
[1]	Fomento de Construcciones y Contratas SA	525,648	7,207
[2]	Gestamp Automocion SA	2,020,672	6,703
	Lar Espana Real Estate Socimi SA	903,597	6,062
[2]	Global Dominion Access SA	1,561,836	6,034
[1]	Prosegur Cia de Seguridad SA	3,150,730	5,962
	Ence Energia y Celulosa SA	1,695,623	5,361
*	Tecnicas Reunidas SA	561,397	4,716
[2]	Neinor Homes SA	413,318	4,660
	Atresmedia Corp. de Medios de Comunicacion SA	1,070,114	4,301

		Shares	Market Value ($000)
[2]	Prosegur Cash SA	5,813,016	3,160
*	Distribuidora Internacional de Alimentacion SA	188,632,344	2,445
*,1	NH Hotel Group SA	236,982	1,090
*	Sacyr SA	108,183	357
	Banco Santander SA (XMEX)	4	—
			6,385,899
Sweden (2.2%)
	Atlas Copco AB Class A	34,861,066	556,363
	Investor AB Class B	22,395,410	527,295
	Volvo AB Class B	21,889,403	524,587
	Assa Abloy AB Class B	13,262,930	363,746
	Skandinaviska Enskilda Banken AB Class A	22,285,289	316,499
	Hexagon AB Class B	28,869,372	315,068
	Sandvik AB	14,706,028	309,060
[2]	Evolution AB	2,508,611	292,915
	Atlas Copco AB Class B	20,243,526	280,331
	Swedbank AB Class A	13,751,846	280,235
	Telefonaktiebolaget LM Ericsson Class B	40,129,509	222,457
	Svenska Handelsbanken AB Class A	20,283,551	218,664
	Essity AB Class B	8,329,591	195,606
	Alfa Laval AB	4,221,987	154,917
	EQT AB	5,735,204	154,003
	Epiroc AB Class A	8,715,022	153,984
	Investor AB Class A	6,047,545	141,041
[1]	Nibe Industrier AB Class B	19,859,081	118,662
	H & M Hennes & Mauritz AB Class B	8,243,950	116,312
[1]	Svenska Cellulosa AB SCA Class B	8,093,782	110,188
	SKF AB Class B	5,258,925	103,628
	Boliden AB	3,741,450	99,308
	Trelleborg AB Class B	2,997,462	91,234
	Indutrade AB	3,686,170	89,552
	Telia Co. AB	33,624,561	86,724
	Skanska AB Class B	4,900,885	84,979
	Saab AB Class B	1,256,427	80,903
	Epiroc AB Class B	4,936,219	76,965
*	Swedish Orphan Biovitrum AB	2,741,467	76,948
	Industrivarden AB Class C	2,441,624	76,738
*	Castellum AB	5,876,965	75,659
	Lifco AB Class B	3,102,366	74,851
[1]	Beijer Ref AB Class B	5,309,599	72,290
	Getinge AB Class B	3,045,084	65,095
	Securitas AB Class B	6,638,647	64,488
	SSAB AB Class B	8,383,649	64,038
	Tele2 AB Class B	7,509,376	64,025
	AddTech AB Class B	3,057,956	63,085
	Sagax AB Class B	2,363,300	57,431
*	Fastighets AB Balder Class B	8,485,807	56,323
	AAK AB	2,399,041	54,070
	L E Lundbergforetagen AB Class B	1,026,031	53,498
	Investment AB Latour Class B	1,968,948	49,520
	Holmen AB Class B	1,113,637	43,888
	Industrivarden AB Class A	1,339,761	42,178
	Hexpol AB	3,452,079	39,514
	Volvo AB Class A	1,558,950	38,327
*	Sectra AB Class B	2,055,532	38,287
	Husqvarna AB Class B	4,850,079	37,728
	Fortnox AB	6,764,866	37,297
	Axfood AB	1,467,850	37,091

		Shares	Market Value ($000)
	Nordnet AB publ	2,321,537	36,531
	Elekta AB Class B	4,698,567	35,454
*	Kinnevik AB Class B	3,299,062	35,445
[2]	Dometic Group AB	4,373,501	34,804
[2]	Thule Group AB	1,357,737	34,548
	Lagercrantz Group AB Class B	2,611,946	34,148
[1]	Avanza Bank Holding AB	1,696,822	34,085
	Wihlborgs Fastigheter AB	3,623,997	32,397
	Sweco AB Class B	2,752,947	32,270
	Fabege AB	3,422,838	32,058
	SSAB AB Class A	3,862,262	30,048
	Hemnet Group AB	1,090,980	29,454
[2]	Munters Group AB	1,774,328	28,321
*	Electrolux AB Class B	2,938,000	27,482
	Loomis AB Class B	971,921	26,609
	Mycronic AB	946,082	26,314
*,2	Sinch AB	8,428,230	25,883
	Billerud Aktiebolag	2,893,283	25,727
	Vitec Software Group AB Class B	460,882	25,600
*,1	Embracer Group AB Class B	12,112,375	23,116
	Wallenstam AB Class B	4,515,007	22,664
*	Volvo Car AB Class B	8,667,646	22,597
	Nyfosa AB	2,443,790	21,858
	Bure Equity AB	755,141	21,568
[2]	Bravida Holding AB	2,694,955	20,435
	Catena AB	447,814	19,093
	AFRY AB	1,346,342	18,592
	Hufvudstaden AB Class A	1,427,098	18,454
	Lindab International AB	931,463	17,687
*	Betsson AB Class B	1,578,180	17,176
	HMS Networks AB	387,250	17,037
	Alleima AB	2,557,688	16,980
	Electrolux Professional AB Class B	3,037,304	16,139
	AddLife AB Class B	1,489,222	16,052
	Pandox AB Class B	1,160,069	15,907
	Vitrolife AB	902,625	14,860
	Medicover AB Class B	889,092	14,663
	Addnode Group AB Class B	1,620,236	14,511
	Granges AB	1,449,541	14,373
[1]	JM AB	874,692	14,243
	NCC AB Class B	1,105,743	14,120
	Arjo AB Class B	3,002,411	14,053
	Bufab AB	396,578	14,045
*	Camurus AB	276,407	13,703
	Peab AB Class B	2,646,760	13,067
	Storskogen Group AB Class B	18,723,880	12,925
	Instalco AB	3,171,153	12,680
	MIPS AB	356,088	11,830
	Nolato AB Class B	2,420,457	11,722
	Atrium Ljungberg AB Class B	586,043	11,707
	Bilia AB Class A	938,715	11,349
	Troax Group AB	513,706	11,160
	Biotage AB	762,320	10,835
	Beijer Alma AB	612,065	10,785
*	Modern Times Group MTG AB Class B	1,373,143	10,510
*	Sdiptech AB Class B	417,099	10,352
*,1,2	BioArctic AB Class B	458,378	9,942
*	OX2 AB Class B	1,988,436	9,461

		Shares	Market Value ($000)
	Corem Property Group AB Class B	9,214,777	9,284
	Cibus Nordic Real Estate AB publ	784,071	9,238
*,2	Boozt AB	774,750	9,053
	Dios Fastigheter AB	1,124,505	8,722
	Ratos AB Class B	2,625,500	8,654
	INVISIO AB	437,234	8,486
*,1,2	Scandic Hotels Group AB	1,838,763	8,472
	NCAB Group AB	1,289,363	8,339
	NP3 Fastigheter AB	388,332	7,650
	Clas Ohlson AB Class B	517,130	7,359
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	15,190,291	6,960
*,1	Truecaller AB Class B	2,305,620	6,817
	SkiStar AB	523,936	6,581
	Systemair AB	900,308	6,467
[1]	Intrum AB	1,088,914	6,438
*	Stillfront Group AB	6,041,271	6,261
[1]	Svenska Handelsbanken AB Class B	464,481	6,209
	Sagax AB	2,183,451	5,935
	Platzer Fastigheter Holding AB Class B	717,624	5,846
	Fagerhult Group AB	917,048	5,841
	MEKO AB	562,953	5,700
[1]	Hexatronic Group AB	2,674,973	5,611
*,2	Attendo AB	1,342,288	5,251
	Cloetta AB Class B	2,904,195	5,227
	Investment AB Oresund	471,441	5,064
*	Norion Bank AB	1,124,405	4,453
	Skandinaviska Enskilda Banken AB Class C	247,623	3,610
	Volati AB	249,109	2,721
[2]	Resurs Holding AB	1,725,647	2,371
[1]	Samhallsbyggnadsbolaget i Norden AB	1,698,535	943
	NCC AB Class A	33,477	426
	Telefonaktiebolaget LM Ericsson Class A	75,127	414
*,1	Viaplay Group AB Class B	260,711	60
*,3	OW Bunker A/S	129,331	—
			8,717,487
Switzerland (5.7%)
	Nestle SA (Registered)	36,513,634	4,160,751
	Novartis AG (Registered)	28,281,455	2,924,693
	Roche Holding AG	9,466,697	2,695,323
	UBS Group AG (Registered)	41,163,338	1,232,127
	Cie Financiere Richemont SA (Registered) Class A	7,006,677	1,040,734
	Zurich Insurance Group AG	1,959,926	995,818
	ABB Ltd. (Registered)	20,425,699	864,249
	Sika AG (Registered)	1,989,323	549,169
	Alcon Inc.	6,720,442	505,881
	Lonza Group AG (Registered)	1,013,143	495,331
	Givaudan SA (Registered)	108,538	451,359
	Swiss Re AG	3,941,405	451,293
	Holcim AG	5,684,585	434,182
	Partners Group Holding AG	300,726	405,732
	Swiss Life Holding AG (Registered)	406,562	291,964
	Geberit AG (Registered)	453,017	260,769
	Kuehne + Nagel International AG (Registered)	686,457	232,626
	Straumann Holding AG (Registered)	1,456,971	221,316
	Sonova Holding AG (Registered)	691,202	220,906
	Swisscom AG (Registered)	346,872	207,528
*	Sandoz Group AG	5,893,129	202,105
	SGS SA (Registered)	1,973,838	182,394

		Shares	Market Value ($000)
	Logitech International SA (Registered)	2,148,430	180,110
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,396	176,956
	Chocoladefabriken Lindt & Spruengli AG	13,455	170,999
[2]	VAT Group AG	350,410	163,126
	Julius Baer Group Ltd.	2,792,039	152,003
	Schindler Holding AG	551,524	137,378
	Roche Holding AG (Bearer)	397,759	120,492
	Holcim AG (XPAR)	1,401,544	107,452
	Swiss Prime Site AG (Registered)	1,042,180	105,558
	Swatch Group AG	425,908	99,986
	Baloise Holding AG (Registered)	616,698	98,512
	Adecco Group AG (Registered)	2,180,085	94,274
	SIG Group AG	4,498,038	94,154
	Temenos AG (Registered)	826,083	84,071
	PSP Swiss Property AG (Registered)	616,278	82,025
	Georg Fischer AG (Registered)	1,117,098	74,766
	EMS-Chemie Holding AG (Registered)	96,886	73,141
	Barry Callebaut AG (Registered)	48,569	70,940
	Helvetia Holding AG (Registered)	477,901	69,019
	Tecan Group AG (Registered)	174,584	66,641
	Schindler Holding AG (Registered)	264,713	63,013
[2]	Galenica AG	666,803	58,800
	Belimo Holding AG (Registered)	126,061	58,781
	Siegfried Holding AG (Registered)	55,164	54,951
*	Avolta AG	1,427,950	54,555
	Flughafen Zurich AG (Registered)	261,223	53,897
	Banque Cantonale Vaudoise (Registered)	386,741	49,517
	Accelleron Industries AG	1,281,799	41,017
	Inficon Holding AG (Registered)	26,381	40,043
	Clariant AG (Registered)	3,099,902	39,684
	BKW AG	246,690	39,191
	Bucher Industries AG (Registered)	89,921	38,088
	Allreal Holding AG (Registered)	204,516	36,378
	DKSH Holding AG	493,071	34,503
	Comet Holding AG (Registered)	103,798	34,224
	Softwareone Holding AG	1,654,492	31,009
	Cembra Money Bank AG	401,250	30,937
	Emmi AG (Registered)	28,690	30,056
	Swissquote Group Holding SA (Registered)	119,460	29,981
*,1	ams-OSRAM AG	12,697,125	29,717
	SFS Group AG	240,950	28,928
	Bachem Holding AG	423,769	28,369
	Mobimo Holding AG (Registered)	94,466	27,909
	Valiant Holding AG (Registered)	207,147	24,810
	Swatch Group AG (Registered)	543,984	24,751
	Vontobel Holding AG (Registered)	369,377	24,331
	Landis+Gyr Group AG	296,160	24,284
	Burckhardt Compression Holding AG	43,103	24,115
	Sulzer AG (Registered)	241,334	23,313
	Stadler Rail AG	728,174	23,245
*	Aryzta AG	12,881,165	23,120
	Interroll Holding AG (Registered)	7,374	21,538
	St. Galler Kantonalbank AG (Registered)	36,628	21,198
	VZ Holding AG	179,147	21,105
	dormakaba Holding AG	41,665	20,872
	Kardex Holding AG (Registered)	80,409	20,422
	Daetwyler Holding AG	99,995	20,332
	Huber + Suhner AG (Registered)	241,240	17,302

		Shares	Market Value ($000)
	Ypsomed Holding AG (Registered)	48,265	17,037
	EFG International AG	1,229,064	15,783
	Forbo Holding AG (Registered)	12,707	14,941
	LEM Holding SA (Registered)	6,352	14,494
	SKAN Group AG	142,501	12,573
[2]	Medacta Group SA	82,849	12,399
	Komax Holding AG (Registered)	64,028	12,313
	OC Oerlikon Corp. AG (Registered)	2,695,162	11,745
*,2	Sensirion Holding AG	138,112	11,493
*,1	DocMorris AG	115,823	10,805
	ALSO Holding AG (Registered)	36,430	10,665
	Intershop Holding AG	13,772	9,881
[1]	COSMO Pharmaceuticals NV	126,040	9,345
	u-blox Holding AG	93,939	9,258
	Bystronic AG	17,208	8,622
	Bossard Holding AG (Registered) Class A	34,216	8,188
	Vetropack Holding AG (Registered) Class A	186,835	8,128
	Zehnder Group AG	136,318	8,124
*	Autoneum Holding AG	53,228	7,909
	Arbonia AG	678,537	7,857
	Bell Food Group AG (Registered)	24,804	7,273
	Implenia AG (Registered)	203,836	7,236
*	Basilea Pharmaceutica AG (Registered)	175,615	6,885
[2]	Medmix AG	338,000	6,748
	Schweiter Technologies AG	11,966	6,565
*,1	Meyer Burger Technology AG	49,099,139	6,315
	PIERER Mobility AG	115,663	6,111
	Hiag Immobilien Holding AG	66,549	5,847
*,2	Montana Aerospace AG	290,529	5,673
*,2	Medartis Holding AG	60,901	5,309
	VP Bank AG Class A	49,031	5,278
	Leonteq AG	140,656	5,234
	Rieter Holding AG (Registered)	38,731	4,075
	Investis Holding SA	32,011	3,667
*,2	PolyPeptide Group AG	195,333	3,585
*,1	Idorsia Ltd.	1,627,551	2,904
	APG SGA SA	12,044	2,640
			22,829,044
Taiwan (4.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	328,232,748	6,570,727
	MediaTek Inc.	20,334,239	627,466
	Hon Hai Precision Industry Co. Ltd.	163,026,135	533,295
	Quanta Computer Inc.	36,372,648	287,599
	Delta Electronics Inc.	29,555,649	264,481
[1]	United Microelectronics Corp.	153,959,905	239,817
	CTBC Financial Holding Co. Ltd.	249,053,922	225,945
	Fubon Financial Holding Co. Ltd.	105,684,248	217,239
	ASE Technology Holding Co. Ltd.	46,717,461	201,996
	Mega Financial Holding Co. Ltd.	156,736,612	188,275
	Chunghwa Telecom Co. Ltd.	48,881,198	185,304
	Cathay Financial Holding Co. Ltd.	125,750,646	176,834
	E.Sun Financial Holding Co. Ltd.	203,068,408	160,280
	Uni-President Enterprises Corp.	65,474,979	151,305
	Nan Ya Plastics Corp.	77,083,133	149,388
	Wistron Corp.	39,048,524	142,969
	Yuanta Financial Holding Co. Ltd.	165,093,853	142,327
	Asustek Computer Inc.	9,653,511	137,073
	China Steel Corp.	168,346,247	134,901

		Shares	Market Value ($000)
	Novatek Microelectronics Corp.	7,806,121	127,159
	First Financial Holding Co. Ltd.	146,456,806	124,286
	Accton Technology Corp.	7,283,436	122,526
	Alchip Technologies Ltd.	977,520	121,252
	Taiwan Cooperative Financial Holding Co. Ltd.	144,484,648	117,220
	Formosa Plastics Corp.	50,933,724	117,048
	Largan Precision Co. Ltd.	1,396,346	110,709
	Chailease Holding Co. Ltd.	19,260,210	106,615
	Lite-On Technology Corp.	29,185,809	101,074
	Unimicron Technology Corp.	17,764,661	99,665
	Realtek Semiconductor Corp.	6,486,988	97,080
	SinoPac Financial Holdings Co. Ltd.	156,812,471	95,965
	Hua Nan Financial Holdings Co. Ltd.	138,792,714	95,607
	Yageo Corp.	5,341,998	93,961
	Hotai Motor Co. Ltd.	4,441,817	89,983
	Taishin Financial Holding Co. Ltd.	161,768,590	88,619
	Taiwan Cement Corp.	85,353,758	86,867
	Formosa Chemicals & Fibre Corp.	46,966,437	84,792
	eMemory Technology Inc.	949,253	84,663
[1]	Wiwynn Corp.	1,185,000	83,544
*	China Development Financial Holding Corp.	215,306,115	82,660
	Taiwan Mobile Co. Ltd.	23,562,541	73,653
	Pegatron Corp.	27,878,541	73,493
	E Ink Holdings Inc.	10,909,378	72,348
	Shanghai Commercial & Savings Bank Ltd.	50,976,048	72,047
	Advantech Co. Ltd.	6,234,803	67,206
[1]	Gigabyte Technology Co. Ltd.	6,690,160	66,203
	Evergreen Marine Corp. Taiwan Ltd.	13,700,711	65,716
	President Chain Store Corp.	7,671,379	64,680
	Compal Electronics Inc.	56,135,652	64,380
[1]	Inventec Corp.	35,549,836	62,437
	Far EasTone Telecommunications Co. Ltd.	23,958,569	61,497
[1]	Elite Material Co. Ltd.	4,127,298	60,633
	Innolux Corp.	115,840,183	60,246
[1]	Global Unichip Corp.	1,194,525	58,647
[1]	Acer Inc.	38,787,771	56,963
	Airtac International Group	1,896,008	56,823
	WPG Holdings Ltd.	20,297,420	56,506
[1]	Silergy Corp.	4,453,644	54,810
	Micro-Star International Co. Ltd.	9,348,460	54,221
	Globalwafers Co. Ltd.	2,884,436	53,289
	Catcher Technology Co. Ltd.	8,542,062	53,078
[1]	Asia Vital Components Co. Ltd.	3,885,998	52,777
	Chang Hwa Commercial Bank Ltd.	93,979,944	52,465
*	Shin Kong Financial Holding Co. Ltd.	184,085,405	49,289
	Eclat Textile Co. Ltd.	2,719,128	47,458
	Sino-American Silicon Products Inc.	7,323,540	44,779
	Formosa Petrochemical Corp.	18,733,003	44,490
	Chicony Electronics Co. Ltd.	8,430,280	44,202
	Powertech Technology Inc.	9,369,231	43,498
	Far Eastern New Century Corp.	44,078,493	43,490
	AUO Corp.	73,614,699	43,020
	Asia Cement Corp.	33,668,955	42,696
	Synnex Technology International Corp.	18,536,184	42,559
*	Tatung Co. Ltd.	30,292,778	42,266
[1]	Walsin Lihwa Corp.	36,784,022	41,532
	ASPEED Technology Inc.	414,660	40,728
	King Yuan Electronics Co. Ltd.	15,169,721	40,522

		Shares	Market Value ($000)
	Tripod Technology Corp.	6,739,270	40,241
[1]	Faraday Technology Corp.	2,915,786	38,538
	Voltronic Power Technology Corp.	895,425	38,291
	Phison Electronics Corp.	2,218,894	37,265
	Eva Airways Corp.	36,883,943	37,178
	Pou Chen Corp.	36,454,366	36,698
	Cheng Shin Rubber Industry Co. Ltd.	25,108,063	36,405
[1]	Yang Ming Marine Transport Corp.	23,844,962	36,359
	Winbond Electronics Corp.	41,617,950	36,175
	International Games System Co. Ltd.	1,326,526	35,094
	Feng TAY Enterprise Co. Ltd.	6,736,817	34,735
	Chroma ATE Inc.	5,431,121	34,712
[1]	Powerchip Semiconductor Manufacturing Corp.	40,251,000	34,609
	Nanya Technology Corp.	15,724,186	34,487
	Parade Technologies Ltd.	953,732	33,836
	Compeq Manufacturing Co. Ltd.	15,100,494	33,492
*,1	PharmaEssentia Corp.	3,228,000	32,412
	Lien Hwa Industrial Holdings Corp.	15,580,152	32,273
	Makalot Industrial Co. Ltd.	2,788,187	31,984
	Taiwan Business Bank	74,784,580	31,870
	Lotes Co. Ltd.	1,003,173	31,646
	Jentech Precision Industrial Co. Ltd.	1,316,802	31,521
[1]	ASMedia Technology Inc.	530,775	31,386
	WT Microelectronics Co. Ltd.	6,215,360	31,222
	Simplo Technology Co. Ltd.	2,368,139	30,646
	Gold Circuit Electronics Ltd.	4,182,846	30,607
	TA Chen Stainless Pipe	25,825,994	30,540
[1]	AP Memory Technology Corp.	1,780,146	29,633
[1]	Vanguard International Semiconductor Corp.	12,286,461	28,829
[1]	King Slide Works Co. Ltd.	856,930	28,458
[1]	Zhen Ding Technology Holding Ltd.	8,657,214	27,871
	Hiwin Technologies Corp.	3,937,687	27,639
	Qisda Corp.	18,460,660	27,424
	Win Semiconductors Corp.	5,510,163	27,151
	Taiwan High Speed Rail Corp.	28,715,487	27,094
	Radiant Opto-Electronics Corp.	6,086,517	26,917
[1]	Oneness Biotech Co. Ltd.	4,767,492	26,261
	Ruentex Development Co. Ltd.	22,677,196	25,832
	Teco Electric & Machinery Co. Ltd.	17,600,034	25,813
[1]	China Airlines Ltd.	38,916,442	25,277
	Taichung Commercial Bank Co. Ltd.	49,438,316	24,786
	Highwealth Construction Corp.	19,520,544	24,689
	Foxconn Technology Co. Ltd.	15,164,233	24,420
	Giant Manufacturing Co. Ltd.	4,259,931	24,247
	Sinbon Electronics Co. Ltd.	2,860,391	23,550
	Macronix International Co. Ltd.	24,387,546	22,721
	Taiwan Fertilizer Co. Ltd.	10,303,225	22,373
[1]	Fortune Electric Co. Ltd.	1,580,000	22,347
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,876,593	22,320
[1]	Via Technologies Inc.	4,843,909	21,446
	Nien Made Enterprise Co. Ltd.	1,873,202	20,025
	Wistron NeWeb Corp.	4,348,441	19,812
	Tung Ho Steel Enterprise Corp.	8,401,069	19,802
[1]	Wan Hai Lines Ltd.	12,545,274	19,587
	Yulon Finance Corp.	3,511,728	19,575
	Chipbond Technology Corp.	8,374,255	19,264
	Elan Microelectronics Corp.	3,890,344	18,608
	Merida Industry Co. Ltd.	3,393,004	18,582

		Shares	Market Value ($000)
	Sanyang Motor Co. Ltd.	8,201,689	18,442
	United Integrated Services Co. Ltd.	2,081,603	18,416
	Poya International Co. Ltd.	1,098,156	18,094
[1]	Mitac Holdings Corp.	12,334,570	17,728
	Tong Yang Industry Co. Ltd.	6,485,142	17,668
[1]	Yulon Motor Co. Ltd.	7,949,958	17,580
	Great Wall Enterprise Co. Ltd.	9,440,455	17,394
	Run Long Construction Co. Ltd.	5,215,877	17,152
	YFY Inc.	17,642,047	16,879
	King's Town Bank Co. Ltd.	12,705,696	16,533
*	IBF Financial Holdings Co. Ltd.	42,989,809	16,408
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,670,133	16,363
	Getac Holdings Corp.	4,853,752	15,961
[1]	Lotus Pharmaceutical Co. Ltd.	1,789,189	15,933
	Walsin Technology Corp.	4,643,615	15,917
	Ruentex Industries Ltd.	8,225,322	15,761
	Bora Pharmaceuticals Co. Ltd.	734,891	15,720
	M31 Technology Corp.	280,057	15,686
	Century Iron & Steel Industrial Co. Ltd.	2,235,000	15,624
*,1	HTC Corp.	9,970,079	15,575
*,1	China Petrochemical Development Corp.	51,616,204	15,510
[1]	Jinan Acetate Chemical Co. Ltd.	571,397	15,331
[1]	Bizlink Holding Inc.	2,070,425	15,237
	AUO Corp. ADR	2,464,491	15,231
	Ardentec Corp.	6,452,391	15,213
[1]	Shihlin Electric & Engineering Corp.	3,836,293	14,857
[1]	Genius Electronic Optical Co. Ltd.	1,146,565	14,576
[1]	Taiwan Union Technology Corp.	3,341,239	14,438
	Goldsun Building Materials Co. Ltd.	14,983,982	14,208
	Taiwan Secom Co. Ltd.	3,807,339	14,163
	Capital Securities Corp.	26,895,508	13,789
	Orient Semiconductor Electronics Ltd.	6,744,208	13,724
[1]	momo.com Inc.	987,269	13,704
	Topco Scientific Co. Ltd.	2,285,440	13,692
	Sercomm Corp.	3,253,250	13,476
	CTCI Corp.	9,945,642	13,431
[1]	Nan Ya Printed Circuit Board Corp.	1,846,556	13,331
*	Ennostar Inc.	9,582,740	12,853
	Arcadyan Technology Corp.	2,324,082	12,796
	China Motor Corp.	3,482,222	12,705
	Far Eastern International Bank	32,405,696	12,627
	Sigurd Microelectronics Corp.	5,850,585	12,611
*	Nan Kang Rubber Tire Co. Ltd.	9,397,745	12,515
	Supreme Electronics Co. Ltd.	6,487,396	12,463
[1]	VisEra Technologies Co. Ltd.	1,360,000	12,221
	L&K Engineering Co. Ltd.	2,205,623	12,038
	Nan Pao Resins Chemical Co. Ltd.	1,297,000	12,022
	Chicony Power Technology Co. Ltd.	2,571,000	11,992
	Taiwan Surface Mounting Technology Corp.	4,013,113	11,883
	Fusheng Precision Co. Ltd.	1,622,000	11,722
	Eternal Materials Co. Ltd.	12,807,185	11,721
	Kinsus Interconnect Technology Corp.	3,659,758	11,715
	Cheng Loong Corp.	12,722,761	11,713
*	Taiwan Glass Industry Corp.	20,367,615	11,699
	Sitronix Technology Corp.	1,340,567	11,632
	Coretronic Corp.	5,131,212	11,586
[1]	Tong Hsing Electronic Industries Ltd.	2,514,494	11,528
*	HannStar Display Corp.	30,461,793	11,440

		Shares	Market Value ($000)
	Chunghwa Telecom Co. Ltd. ADR	304,318	11,436
	TXC Corp.	3,763,090	11,397
	Kinik Co.	1,616,479	11,315
	AURAS Technology Co. Ltd.	938,000	11,295
	FLEXium Interconnect Inc.	4,135,334	11,283
	Feng Hsin Steel Co. Ltd.	5,191,000	11,253
	ChipMOS Technologies Inc.	8,240,348	11,249
	RDC Semiconductor Co. Ltd.	776,120	11,220
	Wisdom Marine Lines Co. Ltd.	6,774,487	11,126
[1]	Silicon Integrated Systems Corp.	8,428,821	11,098
[1]	Gudeng Precision Industrial Co. Ltd.	851,969	10,932
	Charoen Pokphand Enterprise	3,518,374	10,827
	Visual Photonics Epitaxy Co. Ltd.	2,506,609	10,788
	Far Eastern Department Stores Ltd.	13,569,887	10,775
	EVERGREEN Steel Corp.	2,953,000	10,659
	ADATA Technology Co. Ltd.	3,475,958	10,640
[1]	United Microelectronics Corp. ADR	1,378,570	10,629
	Pan Jit International Inc.	5,356,398	10,551
	Formosa Taffeta Co. Ltd.	13,520,498	10,403
	Raydium Semiconductor Corp.	859,000	10,307
[1]	Dynamic Holding Co. Ltd.	3,810,365	10,073
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	2,703,000	10,062
[1]	Microbio Co. Ltd.	6,775,937	10,038
[1]	Elite Semiconductor Microelectronics Technology Inc.	3,389,717	9,949
[1]	Fitipower Integrated Technology Inc.	1,325,121	9,922
*,1	Polaris Group	4,390,000	9,900
	Transcend Information Inc.	3,880,325	9,746
	Shin Zu Shing Co. Ltd.	2,043,166	9,738
[1]	AcBel Polytech Inc.	7,485,328	9,723
	Hotai Finance Co. Ltd.	2,499,200	9,677
[1]	Wafer Works Corp.	7,249,312	9,533
	Huaku Development Co. Ltd.	3,121,856	9,485
	MPI Corp.	1,072,000	9,438
	Primax Electronics Ltd.	4,495,882	9,425
	Ta Ya Electric Wire & Cable	8,444,837	9,395
	Shinkong Synthetic Fibers Corp.	19,535,312	9,342
[1]	Gloria Material Technology Corp.	6,077,126	9,227
[1]	Nuvoton Technology Corp.	2,206,000	9,029
	Kinpo Electronics	18,232,193	8,964
[1]	U-Ming Marine Transport Corp.	5,775,610	8,822
[1]	Chung Hung Steel Corp.	11,605,000	8,811
	Depo Auto Parts Ind Co. Ltd.	1,846,025	8,807
	Everlight Electronics Co. Ltd.	5,681,687	8,799
	Merry Electronics Co. Ltd.	2,675,063	8,707
	XinTec Inc.	2,165,714	8,679
	Ennoconn Corp.	996,996	8,573
	Yieh Phui Enterprise Co. Ltd.	17,441,484	8,569
	Foxsemicon Integrated Technology Inc.	1,240,131	8,552
[1]	Great Tree Pharmacy Co. Ltd.	801,833	8,545
*,1	EirGenix Inc.	2,830,277	8,508
	FocalTech Systems Co. Ltd.	2,696,403	8,507
[1]	Episil Technologies Inc.	4,212,233	8,468
	Center Laboratories Inc.	5,767,352	8,399
	Kenda Rubber Industrial Co. Ltd.	8,718,236	8,306
	Pixart Imaging Inc.	1,631,804	8,283
[1]	Andes Technology Corp.	523,000	8,268
[1]	Taiwan Semiconductor Co. Ltd.	3,208,342	8,246
	China Steel Chemical Corp.	2,273,245	8,239

		Shares	Market Value ($000)
	Innodisk Corp.	844,879	8,190
	Acter Group Corp. Ltd.	1,409,168	8,159
	ITE Technology Inc.	1,662,399	8,072
	O-Bank Co. Ltd.	26,495,547	7,963
	Cheng Uei Precision Industry Co. Ltd.	5,559,595	7,930
	Solar Applied Materials Technology Corp.	6,249,689	7,849
	Hannstar Board Corp.	4,302,657	7,822
[1]	Egis Technology Inc.	895,582	7,772
*,1	Advanced Wireless Semiconductor Co.	1,950,030	7,742
	Greatek Electronics Inc.	4,086,961	7,726
*,1	Phihong Technology Co. Ltd.	4,237,768	7,692
	TCI Co. Ltd.	1,402,788	7,692
[1]	Kaori Heat Treatment Co. Ltd.	1,062,344	7,685
	Allied Supreme Corp.	735,000	7,671
	Grape King Bio Ltd.	1,571,683	7,655
[1]	Pegavision Corp.	614,542	7,622
	Taiwan Cogeneration Corp.	5,971,810	7,539
	Evergreen International Storage & Transport Corp.	6,983,793	7,428
[1]	Taiwan-Asia Semiconductor Corp.	5,286,266	7,343
	BES Engineering Corp.	18,702,754	7,337
	Systex Corp.	1,988,140	7,324
	Wah Lee Industrial Corp.	2,365,768	7,307
	ITEQ Corp.	2,744,177	7,265
	Standard Foods Corp.	6,061,849	7,248
[1]	United Renewable Energy Co. Ltd.	17,505,408	7,226
	Tainan Spinning Co. Ltd.	15,188,940	7,192
	TTY Biopharm Co. Ltd.	2,889,457	7,173
	Wowprime Corp.	925,593	7,157
	Sporton International Inc.	960,138	7,109
	Global Mixed Mode Technology Inc.	904,342	7,095
	SDI Corp.	2,164,876	7,078
	President Securities Corp.	11,709,690	7,041
*	TaiMed Biologics Inc.	2,549,087	6,986
	USI Corp.	11,903,641	6,946
	International CSRC Investment Holdings Co.	11,535,159	6,917
[1]	Chenbro Micom Co. Ltd.	760,000	6,791
	Chin-Poon Industrial Co. Ltd.	4,752,799	6,785
[1]	Advanced Energy Solution Holding Co. Ltd.	327,450	6,601
	ZillTek Technology Corp.	464,000	6,594
	TSRC Corp.	9,328,009	6,571
	Shinkong Insurance Co. Ltd.	2,952,000	6,502
	Universal Vision Biotechnology Co. Ltd.	734,580	6,443
	Kindom Development Co. Ltd.	5,070,850	6,409
	Farglory Land Development Co. Ltd.	3,493,158	6,393
	Grand Pacific Petrochemical	13,858,951	6,372
	Asia Optical Co. Inc.	2,939,519	6,302
[1]	WinWay Technology Co. Ltd.	247,387	6,263
	Soft-World International Corp.	1,363,372	6,235
	Chang Wah Electromaterials Inc.	5,434,000	6,235
	Hsin Kuang Steel Co. Ltd.	3,491,403	6,211
[1]	Fulgent Sun International Holding Co. Ltd.	1,531,744	6,167
*	RichWave Technology Corp.	1,081,337	6,160
	Zyxel Group Corp.	4,053,952	6,158
	Global Brands Manufacture Ltd.	3,011,799	6,144
	Cleanaway Co. Ltd.	1,062,359	6,073
	Shiny Chemical Industrial Co. Ltd.	1,436,250	6,069
	Sunplus Technology Co. Ltd.	5,845,752	6,021
	Sinon Corp.	4,851,000	5,975

		Shares	Market Value ($000)
	UPC Technology Corp.	12,467,277	5,939
*	Medigen Vaccine Biologics Corp.	3,077,336	5,911
	Formosa International Hotels Corp.	867,756	5,893
[1]	TSEC Corp.	6,470,803	5,865
[1]	ASROCK Inc.	790,000	5,837
	Kuo Toong International Co. Ltd.	3,228,809	5,823
	Oriental Union Chemical Corp.	9,872,474	5,822
[1]	UPI Semiconductor Corp.	711,000	5,816
	Taiwan Sakura Corp.	2,593,006	5,814
	Chong Hong Construction Co. Ltd.	2,392,790	5,799
[1]	Channel Well Technology Co. Ltd.	2,290,000	5,751
	Taiwan Paiho Ltd.	3,352,592	5,727
	Etron Technology Inc.	3,491,385	5,694
[1]	Taiwan Mask Corp.	2,634,000	5,678
*	Taiwan TEA Corp.	8,676,399	5,627
	Test Research Inc.	2,524,878	5,608
	Nichidenbo Corp.	3,091,000	5,580
	Synmosa Biopharma Corp.	4,637,552	5,565
[1]	Anpec Electronics Corp.	829,000	5,545
	Pan-International Industrial Corp.	5,234,613	5,524
	Nantex Industry Co. Ltd.	4,778,409	5,512
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,511
	General Interface Solution Holding Ltd.	2,755,276	5,509
	Continental Holdings Corp.	6,261,000	5,428
	Holy Stone Enterprise Co. Ltd.	1,802,982	5,412
[1]	Waffer Technology Corp.	1,666,500	5,374
	Longchen Paper & Packaging Co. Ltd.	12,096,091	5,338
[1]	Co-Tech Development Corp.	2,844,000	5,327
	Hota Industrial Manufacturing Co. Ltd.	3,152,801	5,284
	Topkey Corp.	904,000	5,261
	TPK Holding Co. Ltd.	4,615,313	5,252
	Ambassador Hotel	3,576,000	5,236
	Hu Lane Associate Inc.	1,086,482	5,212
	Quanta Storage Inc.	2,042,136	5,207
	Brighton-Best International Taiwan Inc.	4,794,367	5,176
	Unitech Printed Circuit Board Corp.	8,461,218	5,127
	Evergreen Aviation Technologies Corp.	1,571,000	5,091
	Marketech International Corp.	1,083,000	5,070
	Dynapack International Technology Corp.	1,876,479	4,989
	Chang Wah Technology Co. Ltd.	4,694,000	4,984
	Cub Elecparts Inc.	1,205,100	4,976
	Ton Yi Industrial Corp.	10,059,324	4,879
*	Mercuries Life Insurance Co. Ltd.	31,616,408	4,867
	Gemtek Technology Corp.	4,297,668	4,865
	Darfon Electronics Corp.	2,962,164	4,809
*	CSBC Corp. Taiwan	8,335,257	4,783
	Sensortek Technology Corp.	330,000	4,736
	Cathay Real Estate Development Co. Ltd.	7,714,505	4,711
	Advanced Ceramic X Corp.	682,971	4,701
*	CMC Magnetics Corp.	13,545,253	4,641
	Prince Housing & Development Corp.	13,820,870	4,630
	Universal Cement Corp.	4,953,000	4,603
*	Adimmune Corp.	4,704,575	4,585
[1]	TaiDoc Technology Corp.	894,645	4,566
*	OBI Pharma Inc.	2,126,690	4,537
[1]	D-Link Corp.	7,312,584	4,512
	Taiwan PCB Techvest Co. Ltd.	3,381,549	4,440
	Actron Technology Corp.	825,577	4,429

		Shares	Market Value ($000)
[1]	Formosa Sumco Technology Corp.	849,000	4,388
	Chief Telecom Inc.	426,800	4,356
	China Metal Products	3,448,113	4,341
	Weltrend Semiconductor	2,080,182	4,339
[1]	Holtek Semiconductor Inc.	2,150,952	4,250
	Machvision Inc.	482,775	4,247
	Chlitina Holding Ltd.	703,977	4,238
	Xxentria Technology Materials Corp.	1,835,288	4,226
	Weikeng Industrial Co. Ltd.	4,283,000	4,184
	Chunghwa Precision Test Tech Co. Ltd.	247,368	4,182
	Syncmold Enterprise Corp.	1,701,099	4,167
	YC INOX Co. Ltd.	4,978,055	4,138
	Sampo Corp.	4,491,497	4,088
	Gamania Digital Entertainment Co. Ltd.	1,649,424	4,079
	Alpha Networks Inc.	3,288,750	4,044
	T3EX Global Holdings Corp.	1,389,000	4,007
	China General Plastics Corp.	6,031,597	3,958
*	China Man-Made Fiber Corp.	15,866,236	3,935
	Taiflex Scientific Co. Ltd.	2,552,994	3,931
	Apex International Co. Ltd.	2,597,000	3,924
[1]	Chung Hwa Pulp Corp.	5,419,818	3,899
	Dimerco Express Corp.	1,392,843	3,890
	Adlink Technology Inc.	1,990,484	3,873
[1]	PharmaEngine Inc.	1,128,477	3,815
[1]	Ichia Technologies Inc.	3,516,439	3,806
	Lingsen Precision Industries Ltd.	4,885,421	3,805
	Asia Polymer Corp.	5,358,624	3,800
	AmTRAN Technology Co. Ltd.	8,935,692	3,795
	Career Technology MFG. Co. Ltd.	5,731,270	3,743
	Namchow Holdings Co. Ltd.	2,229,971	3,711
[1]	CyberPower Systems Inc.	619,000	3,711
*	Foresee Pharmaceuticals Co. Ltd.	1,232,841	3,701
	YungShin Global Holding Corp.	2,498,434	3,696
[1]	Elite Advanced Laser Corp.	1,848,862	3,681
	Genesys Logic Inc.	1,045,000	3,625
	IEI Integration Corp.	1,453,669	3,624
*	Lealea Enterprise Co. Ltd.	11,152,721	3,574
	Ho Tung Chemical Corp.	12,421,141	3,522
	Amazing Microelectronic Corp.	993,526	3,511
	Sinyi Realty Inc.	3,763,300	3,485
	Altek Corp.	2,957,823	3,456
	Flytech Technology Co. Ltd.	1,590,785	3,452
	Tung Thih Electronic Co. Ltd.	828,118	3,438
[1]	Motech Industries Inc.	4,135,988	3,434
	St. Shine Optical Co. Ltd.	560,727	3,433
	Jess-Link Products Co. Ltd.	1,338,887	3,411
[1]	Elitegroup Computer Systems Co. Ltd.	3,416,479	3,368
*	Federal Corp.	5,711,195	3,345
	Sonix Technology Co. Ltd.	1,963,316	3,335
[1]	Advanced International Multitech Co. Ltd.	1,470,115	3,320
	Sunny Friend Environmental Technology Co. Ltd.	947,675	3,291
*	Lung Yen Life Service Corp.	2,658,221	3,282
[1]	LandMark Optoelectronics Corp.	943,155	3,231
	Kung Long Batteries Industrial Co. Ltd.	761,932	3,165
	Chia Hsin Cement Corp.	5,544,720	3,161
[1]	Panion & BF Biotech Inc.	957,163	3,159
	Everlight Chemical Industrial Corp.	5,266,329	3,149
	Swancor Holding Co. Ltd.	1,002,426	3,136

		Shares	Market Value ($000)
	KMC Kuei Meng International Inc.	764,000	3,086
	Gourmet Master Co. Ltd.	1,003,237	3,075
*	Mercuries & Associates Holding Ltd.	7,735,111	3,060
*	CyberTAN Technology Inc.	4,608,006	3,052
[1]	Darwin Precisions Corp.	6,185,570	3,050
	China Bills Finance Corp.	6,472,000	3,040
	Hung Sheng Construction Ltd.	4,786,107	3,040
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,036
	Wei Chuan Foods Corp.	5,095,507	3,033
	ScinoPharm Taiwan Ltd.	3,679,946	2,954
[1]	Sincere Navigation Corp.	4,024,309	2,945
	Huang Hsiang Construction Corp.	2,133,571	2,933
	Johnson Health Tech Co. Ltd.	1,410,092	2,919
	KEE TAI Properties Co. Ltd.	5,933,979	2,914
	Taiwan Styrene Monomer	6,364,977	2,914
	Firich Enterprises Co. Ltd.	3,073,652	2,907
	TYC Brother Industrial Co. Ltd.	2,304,099	2,889
	Kaimei Electronic Corp.	1,416,200	2,882
	Posiflex Technology Inc.	755,612	2,838
	Speed Tech Corp.	1,513,000	2,836
	VIA Labs Inc.	348,000	2,783
	Bioteque Corp.	777,525	2,772
	CHC Healthcare Group	1,529,222	2,747
[1]	Ultra Chip Inc.	935,000	2,720
	Rechi Precision Co. Ltd.	3,849,896	2,717
*	Rexon Industrial Corp. Ltd.	1,880,000	2,679
	91APP Inc.	847,931	2,612
*	Shining Building Business Co. Ltd.	7,820,769	2,571
*	Bank of Kaohsiung Co. Ltd.	6,670,141	2,547
*	First Steamship Co. Ltd.	9,563,441	2,531
[1]	WUS Printed Circuit Co. Ltd.	2,273,785	2,529
*	Kuo Yang Construction Co. Ltd.	3,614,000	2,525
	Ability Enterprise Co. Ltd.	3,100,904	2,459
*	Radium Life Tech Co. Ltd.	8,145,715	2,449
	Savior Lifetec Corp.	3,838,851	2,449
	China Chemical & Pharmaceutical Co. Ltd.	3,231,766	2,406
	Infortrend Technology Inc.	3,586,873	2,334
*	Rich Development Co. Ltd.	7,594,267	2,279
*	Gigastorage Corp.	4,153,817	2,231
*	Tyntek Corp.	3,669,095	2,181
	Formosan Rubber Group Inc.	2,870,375	2,169
	TA-I Technology Co. Ltd.	1,490,535	2,152
*	PChome Online Inc.	1,485,259	2,122
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,104
	Zeng Hsing Industrial Co. Ltd.	644,672	2,079
	Nidec Chaun-Choung Technology Corp.	491,645	2,056
	AGV Products Corp.	5,439,983	2,046
*	HannsTouch Holdings Co.	6,761,304	1,990
*	Ritek Corp.	7,845,658	1,952
*	Medigen Biotechnology Corp.	1,500,797	1,934
*,1	ALI Corp.	2,283,362	1,923
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,917
	Hong Pu Real Estate Development Co. Ltd.	2,041,931	1,913
	China Electric Manufacturing Corp.	3,583,227	1,903
	Iron Force Industrial Co. Ltd.	665,535	1,864
	Tong-Tai Machine & Tool Co. Ltd.	3,070,126	1,801
*	Newmax Technology Co. Ltd.	1,553,000	1,624
*	Zinwell Corp.	2,403,006	1,620

		Shares	Market Value ($000)
	FSP Technology Inc.	971,071	1,608
	Yulon Nissan Motor Co. Ltd.	291,842	1,607
	Taiyen Biotech Co. Ltd.	1,462,580	1,586
*	Gigasolar Materials Corp.	480,916	1,534
*	Yeong Guan Energy Technology Group Co. Ltd.	952,217	1,533
	Cyberlink Corp.	518,066	1,520
	Brogent Technologies Inc.	429,643	1,501
	Fittech Co. Ltd.	723,890	1,488
	Senao International Co. Ltd.	1,158,253	1,399
	Dyaco International Inc.	1,321,461	1,374
	Basso Industry Corp.	1,044,339	1,329
	Sheng Yu Steel Co. Ltd.	1,463,000	1,313
*	Globe Union Industrial Corp.	2,673,405	1,305
	Nan Liu Enterprise Co. Ltd.	556,000	1,282
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,113
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,085
	Airoha Technology Corp.	12,000	218
	Yankey Engineering Co. Ltd.	9,000	94
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
			19,052,554
Thailand (0.6%)
	PTT PCL (Foreign)	194,926,865	185,040
	CP ALL PCL (Foreign)	80,916,400	119,117
	Bangkok Dusit Medical Services PCL (Foreign)	148,687,167	115,253
	Airports of Thailand PCL (Foreign)	58,300,664	98,170
	Advanced Info Service PCL (Foreign)	15,249,325	94,048
	Delta Electronics Thailand PCL (Foreign)	38,063,010	84,249
	Kasikornbank PCL (Foreign)	23,814,129	80,660
	PTT Exploration & Production PCL (Foreign)	18,781,717	79,265
	Central Pattana PCL (Foreign)	42,215,911	76,958
	Siam Cement PCL (Foreign)	9,871,047	75,136
	SCB X PCL (Foreign)	22,912,153	67,064
	Bumrungrad Hospital PCL (Foreign)	7,723,843	52,257
	Gulf Energy Development PCL (Foreign)	40,991,803	50,208
	Minor International PCL (Foreign)	53,363,701	45,881
	Krung Thai Bank PCL (Foreign)	83,575,291	37,460
	Bangkok Bank PCL (Foreign)	9,034,164	35,903
	Central Retail Corp. PCL (Foreign)	37,631,922	35,187
	Charoen Pokphand Foods PCL (Foreign)	66,077,412	34,669
	TMBThanachart Bank PCL (Foreign)	608,666,374	30,698
	PTT Global Chemical PCL (Foreign)	27,609,981	26,034
	Energy Absolute PCL (Foreign)	22,729,744	25,409
	Intouch Holdings PCL (Foreign)	12,003,767	24,927
*	True Corp. PCL (Foreign)	143,669,836	24,430
	Land & Houses PCL (Foreign)	110,084,388	23,753
	Thai Oil PCL (Foreign)	15,180,949	23,356
	Home Product Center PCL (Foreign)	76,113,261	22,511
	Bangkok Expressway & Metro PCL (Foreign)	107,971,286	22,359
	Tisco Financial Group PCL (Foreign)	7,979,309	22,254
[1]	Krungthai Card PCL (Foreign)	17,189,639	21,193
[1]	Banpu PCL (Foreign)	120,168,512	20,978
	BTS Group Holdings PCL (Foreign)	114,961,246	19,425
	PTT Oil & Retail Business PCL (Foreign)	37,702,083	18,999
	CP Axtra PCL (Foreign)	21,613,978	17,326
	Bangchak Corp. PCL (Foreign)	14,248,850	16,840
	Indorama Ventures PCL (Foreign)	24,753,783	16,465
	Thai Union Group PCL (Foreign)	38,153,960	16,350

		Shares	Market Value ($000)
	Digital Telecommunications Infrastructure Fund	70,569,289	16,287
	Thanachart Capital PCL (Foreign)	10,354,902	14,798
	SCG Packaging PCL (Foreign)	16,203,109	14,370
	WHA Corp. PCL (Foreign)	107,434,015	14,325
	Ratch Group PCL (Foreign)	16,149,654	13,768
	KCE Electronics PCL (Foreign)	10,828,275	13,512
	Electricity Generating PCL (Foreign)	3,648,238	13,505
	Thonburi Healthcare Group PCL (Foreign)	10,067,027	13,406
[1]	Global Power Synergy PCL (Foreign)	9,523,376	13,190
[1]	Hana Microelectronics PCL (Foreign)	9,083,353	12,180
	Asset World Corp. PCL (Foreign)	98,949,498	11,115
	Kiatnakin Phatra Bank PCL (Foreign)	8,088,920	11,099
	Muangthai Capital PCL (Foreign)	9,226,031	11,032
	Osotspa PCL (Foreign)	18,604,383	10,908
*	Central Plaza Hotel PCL (Foreign)	8,845,752	10,836
[1]	Ngern Tid Lor PCL (Foreign)	17,304,030	10,614
	Sansiri PCL (Foreign)	210,798,521	10,596
	Supalai PCL (Foreign)	17,602,263	9,766
[1]	Carabao Group PCL (Foreign)	4,586,606	9,737
	Com7 PCL (Foreign)	16,240,914	9,654
[1]	Siam Global House PCL (Foreign)	21,979,899	9,425
	Bangkok Chain Hospital PCL (Foreign)	14,811,030	9,419
	AP Thailand PCL (Foreign)	30,919,170	9,314
	Srisawad Corp. PCL (Foreign)	8,334,379	9,273
[1]	Berli Jucker PCL (Foreign)	13,685,228	9,120
	Jasmine Broadband Internet Infrastructure Fund	52,002,668	9,025
	CH Karnchang PCL (Foreign)	13,727,548	8,321
*,1	Jasmine Technology Solution PCL (Foreign)	3,732,901	8,103
	Thai Life Insurance PCL (Foreign)	33,878,300	7,964
	B Grimm Power PCL (Foreign)	10,162,552	7,939
	IRPC PCL (Foreign)	142,880,724	7,835
	Amata Corp. PCL (Foreign)	12,195,675	7,309
	AEON Thana Sinsap Thailand PCL (Foreign)	1,575,068	6,726
	Chularat Hospital PCL (Foreign)	79,372,652	6,625
	Thailand Future Fund	31,800,789	6,320
	Plan B Media PCL (Foreign)	24,991,955	6,188
	Betagro PCL (Foreign)	9,520,600	5,907
	Sri Trang Agro-Industry PCL (Foreign)	12,079,771	5,884
	Mega Lifesciences PCL (Foreign)	4,817,756	5,829
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	5,434
	CK Power PCL (Foreign)	50,179,219	5,389
	Quality Houses PCL (Foreign)	82,078,043	5,131
	JMT Network Services PCL (Foreign)	8,492,117	4,896
	Star Petroleum Refining PCL (Foreign)	20,698,132	4,893
[1]	Dohome PCL (Foreign)	15,566,620	4,773
	Gunkul Engineering PCL (Foreign)	54,986,495	4,737
	Ramkhamhaeng Hospital PCL (Foreign)	5,002,364	4,584
	TTW PCL (Foreign)	16,630,431	4,522
	Tipco Asphalt PCL (Foreign)	9,858,167	4,467
	I-TAIL Corp. PCL (Foreign)	8,611,100	4,384
	Bangchak Sriracha PCL (Foreign)	17,259,553	4,207
	TPI Polene PCL (Foreign)	106,038,866	4,187
	TQM Alpha PCL (Foreign)	5,074,253	4,146
	Dhipaya Group Holdings PCL (Foreign)	4,812,172	4,033
	Thoresen Thai Agencies PCL (Foreign)	22,967,591	4,013
	Bangkok Airways PCL (Foreign)	9,691,593	4,013
[1]	TOA Paint Thailand PCL (Foreign)	6,467,760	3,838
*	Beyond Securities PCL (Foreign)	31,587,374	3,752

		Shares	Market Value ($000)
	Siam City Cement PCL (Foreign)	964,266	3,656
	Sino-Thai Engineering & Construction PCL (Foreign)	15,009,201	3,616
	Thai Vegetable Oil PCL (Foreign)	6,080,102	3,599
	Vibhavadi Medical Center PCL (Foreign)	71,590,713	3,547
	TPI Polene Power PCL (Foreign)	35,880,912	3,400
	VGI PCL (Foreign)	69,430,614	3,082
*	Bangkok Land PCL (Foreign)	150,033,295	3,047
	Thaicom PCL (Foreign)	9,147,278	3,041
	Banpu Power PCL (Foreign)	7,423,237	3,033
	Jaymart Group Holdings PCL (Foreign)	7,476,487	3,023
	MBK PCL (Foreign)	6,685,838	3,006
	Forth Corp. PCL (Foreign)	5,951,006	2,857
	Major Cineplex Group PCL (Foreign)	7,175,579	2,834
	Thaifoods Group PCL (Foreign)	27,416,105	2,794
	Jasmine International PCL (Foreign)	47,276,878	2,734
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	2,653
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	14,843,686	2,508
[1]	Singer Thailand PCL (Foreign)	8,883,040	2,420
	Taokaenoi Food & Marketing PCL (Foreign)	7,785,893	2,367
[1]	Precious Shipping PCL (Foreign)	10,787,497	2,311
	Bangkok Life Assurance PCL (Foreign)	4,102,546	2,206
	Pruksa Holding PCL (Foreign)	6,478,484	2,203
	GFPT PCL (Foreign)	6,818,395	2,186
	BCPG PCL (Foreign)	8,752,274	2,043
	SPCG PCL (Foreign)	5,675,234	1,947
	MK Restaurants Group PCL (Foreign)	1,876,940	1,917
	Origin Property PCL (Foreign)	8,151,381	1,871
	LPN Development PCL (Foreign)	17,519,589	1,856
	BEC World PCL (Foreign)	14,114,804	1,846
	PTG Energy PCL (Foreign)	7,401,777	1,790
	Ratchthani Leasing PCL (Foreign)	24,276,994	1,737
*	Super Energy Corp. PCL (Foreign)	144,098,766	1,706
	Bangkok Life Assurance PCL NVDR	2,816,700	1,515
	Workpoint Entertainment PCL (Foreign)	4,609,653	1,337
*	Pruksa Real Estate PCL (Foreign)	7,721,100	1,317
*	Samart Corp. PCL (Foreign)	8,595,330	1,258
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	972
*	Italian-Thai Development PCL (Foreign)	44,731,483	931
*	Kerry Express Thailand PCL (Foreign)	5,600,900	844
*	Rabbit Holdings PCL (Foreign)	53,944,465	696
*,3	Inter Far East Energy Corp.	5,655,044	56
			2,328,217
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	6,001,240	75,255
	KOC Holding A/S	11,616,007	61,349
	Turkiye Petrol Rafinerileri A/S	12,079,212	59,512
	Haci Omer Sabanci Holding A/S	17,999,563	43,018
*	Turk Hava Yollari AO	4,192,761	37,583
	Turkcell Iletisim Hizmetleri A/S	16,165,983	36,451
	Turkiye Is Bankasi A/S Class C	42,432,440	35,779
*	Eregli Demir ve Celik Fabrikalari TAS	22,671,733	32,147
	Yapi ve Kredi Bankasi A/S	44,703,458	32,108
	Turkiye Sise ve Cam Fabrikalari A/S	19,298,503	31,302
	Akbank TAS	22,907,317	29,819
	Enka Insaat ve Sanayi A/S	24,115,013	29,532
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,176,778	26,961
	Ford Otomotiv Sanayi A/S	863,357	25,078
*	Sasa Polyester Sanayi A/S	17,533,677	22,231

		Shares	Market Value ($000)
	Migros Ticaret A/S	1,271,575	17,102
	Turkiye Garanti Bankasi A/S	8,014,426	16,773
	Coca-Cola Icecek A/S	884,947	15,611
	Arcelik A/S	2,972,852	13,856
*	Pegasus Hava Tasimaciligi A/S	541,934	13,396
	Tofas Turk Otomobil Fabrikasi A/S	1,645,973	13,352
*	Petkim Petrokimya Holding A/S	17,403,804	12,436
	AG Anadolu Grubu Holding A/S	1,533,045	11,553
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,882,116	11,349
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,828,737	10,986
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,283,139	10,591
*	TAV Havalimanlari Holding A/S	2,297,339	10,445
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	507,090	10,205
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	1,980,042	9,307
	Turk Traktor ve Ziraat Makineleri A/S	341,490	9,091
	Koza Altin Isletmeleri A/S	13,233,720	9,039
	Kontrolmatik Enerji ve Muhendislik A/S	1,121,589	8,955
	Sok Marketler Ticaret A/S	4,183,157	8,769
*	Oyak Cimento Fabrikalari A/S	4,187,880	8,709
	Nuh Cimento Sanayi A/S	808,887	8,459
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,547,522	8,447
*	Otokar Otomotiv ve Savunma Sanayi A/S	524,683	8,425
*	Hektas Ticaret TAS	14,166,138	8,301
	Is Yatirim Menkul Degerler A/S	6,944,357	7,904
*	Turk Telekomunikasyon A/S	7,064,825	7,600
*	Anadolu Anonim Turk Sigorta Sirketi	2,928,539	6,873
*	Ulker Biskuvi Sanayi A/S	2,221,045	6,833
	Dogus Otomotiv Servis ve Ticaret A/S	757,774	6,803
	Alarko Holding A/S	1,883,674	6,638
[2]	Enerjisa Enerji A/S	3,446,635	6,308
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,503,554	6,219
	Borusan Yatirim ve Pazarlama A/S	66,907	5,739
*,2	MLP Saglik Hizmetleri A/S Class B	1,061,029	5,700
	EGE Endustri ve Ticaret A/S	15,407	5,562
*	Investco Holding A/S	503,448	5,536
	Dogan Sirketler Grubu Holding A/S	12,656,499	5,510
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,929,231	5,430
*	Gubre Fabrikalari TAS	1,092,217	5,242
	Cimsa Cimento Sanayi ve Ticaret A/S	4,798,276	5,211
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	852,370	5,047
	Aksa Akrilik Kimya Sanayii A/S	1,581,680	4,855
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	15,525,677	4,729
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,649,377	4,667
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,537,260	4,657
	Kayseri Seker Fabrikasi A/S	3,844,799	4,616
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,188,865	4,403
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	398,878	4,365
	Aksa Enerji Uretim A/S Class B	3,665,540	4,349
*	Kiler Holding A/S	3,321,530	4,151
*	Turkiye Sinai Kalkinma Bankasi A/S	15,363,525	4,144
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,008,887	4,135
*	Turkiye Vakiflar Bankasi TAO	8,874,247	4,131
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,210,720	4,016
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,563,827	4,004
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,449,629	3,965
	Bera Holding A/S	8,930,702	3,836
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,824,103	3,687

		Shares	Market Value ($000)
*	Zorlu Enerji Elektrik Uretim A/S	23,544,758	3,614
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,477,875	3,579
	Aygaz A/S	715,859	3,474
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,701,774	3,441
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	3,331
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	3,276
*	Turkiye Halk Bankasi A/S	7,455,298	3,197
	Tekfen Holding A/S	2,301,809	3,164
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,553,356	3,119
	Akcansa Cimento A/S	552,610	3,110
*	Konya Cimento Sanayii A/S	12,199	3,084
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	2,718,108	2,946
	Bursa Cimento Fabrikasi A/S	10,863,079	2,850
	Logo Yazilim Sanayi ve Ticaret A/S	927,037	2,725
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,765,546	2,685
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	2,552
*	Albaraka Turk Katilim Bankasi A/S	18,174,126	2,536
*	Iskenderun Demir ve Celik A/S	2,043,156	2,427
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009,237	2,413
*	AKIS Gayrimenkul Yatirimi A/S	5,095,844	2,379
	Kocaer Celik Sanayi ve Ticaret A/S	1,811,331	2,374
*	NET Holding A/S	2,660,790	2,369
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,022,271	2,304
	Global Yatirim Holding A/S	5,869,637	2,199
	Kordsa Teknik Tekstil A/S	731,090	2,000
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	670,265	1,985
	Sekerbank Turk A/S	12,262,132	1,960
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,005,108	1,952
*	Tukas Gida Sanayi ve Ticaret A/S	6,839,579	1,887
*	Aksigorta A/S	8,720,097	1,867
	Galata Wind Enerji A/S	2,077,818	1,792
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,029,735	1,792
	Kimteks Poliuretan Sanayi ve Ticaret A/S	813,692	1,767
*	Kerevitas Gida Sanayi ve Ticaret A/S	4,383,054	1,746
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	1,693
*	Tat Gida Sanayi A/S	1,563,733	1,692
	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,758,901	1,652
*	Oyak Yatirim Menkul Degerler A/S	1,125,917	1,629
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	23,661,099	1,588
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,578
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,944,456	1,548
*	Karel Elektronik Sanayi ve Ticaret A/S	3,358,710	1,518
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,709,239	1,489
*	Can2 Termik A/S	2,492,565	1,486
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,464
*	Is Finansal Kiralama A/S	3,428,404	1,423
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,500,737	1,390
*	Izmir Demir Celik Sanayi A/S	6,600,386	1,357
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	574,149	1,340
	LDR Turizm A/S	637,282	1,280
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,243
	Polisan Holding A/S	2,541,850	1,178
	Yayla Agro Gida Sanayi ve Nakliyat A/S	2,104,504	1,122
*	Aydem Yenilenebilir Enerji A/S	1,466,597	1,118
*	Qua Granite Hayal	8,411,183	1,116
*	Erciyas Celik Boru Sanayi A/S	233,358	1,071
*	YEO Teknoloji Enerji ve Endustri A/S	139,842	1,013
	Turkiye Sigorta A/S	633,638	1,002

		Shares	Market Value ($000)
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,202,021	918
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	871
	Bagfas Bandirma Gubre Fabrikalari A/S	951,606	855
*	Marti Otel Isletmeleri A/S	5,601,357	847
	Suwen Tekstil Sanayi Pazarlama A/S	1,267,005	830
*	Imas Makina Sanayi A/S	1,605,125	722
*	Akfen Yenilenebilir Enerji A/S	1,006,272	677
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	839,081	609
	SUN Tekstil Sanayi ve Ticaret A/S	992,533	559
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	545
*	MIA Teknoloji A/S	347,485	501
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	229,928	462
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	116,300	209
	Politeknik Metal Sanayi ve Ticaret A/S	283	188
	Verusa Holding A/S	24,345	184
			1,140,010
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	47,624,705	248,560
	First Abu Dhabi Bank PJSC	60,364,012	240,653
	Emaar Properties PJSC	91,860,630	185,730
	Emirates NBD Bank PJSC	24,744,240	119,168
[3]	Abu Dhabi Commercial Bank PJSC	39,827,156	97,659
*	Alpha Dhabi Holding PJSC	18,906,181	91,481
	Dubai Electricity & Water Authority PJSC	117,919,052	80,603
	Aldar Properties PJSC	49,908,301	69,218
	Dubai Islamic Bank PJSC	39,645,843	68,220
	Abu Dhabi Islamic Bank PJSC	19,797,105	60,423
*	Multiply Group PJSC	64,387,692	50,558
	Abu Dhabi National Oil Co. for Distribution PJSC	39,018,872	37,696
	Americana Restaurants International plc (XADS)	37,711,962	31,908
	Borouge plc	40,976,109	26,658
	Air Arabia PJSC	31,303,742	25,367
*	Q Holding PJSC	28,154,650	24,209
	Salik Co. PJSC	25,373,640	23,942
*	National Marine Dredging Co.	2,803,974	23,106
	Emaar Development PJSC	11,531,336	21,821
	ADNOC Drilling Co. PJSC	21,780,082	21,748
*	Abu Dhabi Ports Co. PJSC	12,078,249	20,422
	ADNOC Logistics & Services	19,037,636	20,341
*	Pure Health Holding PJSC	14,439,166	19,184
	Dubai Investments PJSC	27,414,350	17,653
	Dana Gas PJSC	76,180,048	15,309
	Emirates Central Cooling Systems Corp.	27,234,180	13,002
	Fertiglobe plc	15,483,543	11,747
	GFH Financial Group BSC	42,066,967	10,877
	Sharjah Islamic Bank	16,965,457	10,853
	Dubai Financial Market PJSC	22,265,704	8,246
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,480,306	7,806
*	AL Seer Marine Supplies & Equipment Co. LLC	3,328,421	6,030
	Aramex PJSC	10,277,089	5,897
*	Ghitha Holding PJSC	542,123	5,537
*	RAK Properties PJSC	13,945,793	4,974
*	Apex Investment Co. PSC	6,637,149	3,552
*,3	Arabtec Holding PJSC	11,126,461	1,606
	Americana Restaurants International plc	1,360,179	1,156
*,3	Drake & Scull International PJSC	7,671,678	—
			1,732,920

		Shares	Market Value ($000)
United Kingdom (9.5%)
	Shell plc	90,345,171	2,800,911
	AstraZeneca plc	20,194,271	2,677,293
	HSBC Holdings plc	266,200,935	2,078,418
	Unilever plc	34,252,079	1,666,714
	BP plc	227,923,468	1,331,168
	Diageo plc	30,201,509	1,090,814
	GSK plc	54,963,951	1,087,063
	RELX plc	25,885,414	1,068,396
	Rio Tinto plc	14,882,904	1,030,186
	British American Tobacco plc	30,390,727	896,028
	Glencore plc	168,386,632	890,927
	Reckitt Benckiser Group plc	9,785,498	707,500
	London Stock Exchange Group plc	6,162,257	697,038
	CRH plc	9,652,399	684,757
	National Grid plc	50,161,066	668,100
	Compass Group plc	23,355,607	643,302
	BAE Systems plc	41,640,419	620,295
	Ferguson plc	2,800,862	523,721
	Experian plc	12,511,845	520,773
*	Flutter Entertainment plc	2,409,210	494,505
	Lloyds Banking Group plc	868,558,329	465,596
*	Rolls-Royce Holdings plc	114,333,588	434,062
	3i Group plc	12,994,173	406,782
	Anglo American plc	16,490,371	393,092
	Ashtead Group plc	5,957,081	389,545
	Prudential plc	37,588,156	386,127
	Barclays plc	205,684,485	382,229
	Tesco plc	96,430,422	349,427
	Haleon plc	79,288,525	322,051
	SSE plc	14,886,597	317,054
	Imperial Brands plc	12,166,146	292,050
	Legal & General Group plc	80,893,179	260,188
	Vodafone Group plc	298,408,611	253,690
	Standard Chartered plc	30,077,194	227,310
	InterContinental Hotels Group plc	2,260,620	214,201
	NatWest Group plc	75,058,747	211,826
	Sage Group plc	13,958,553	207,814
	Aviva plc	37,172,052	202,907
	Bunzl plc	4,600,059	186,945
	Informa plc	18,976,041	186,374
	Segro plc	16,685,978	185,316
	Rentokil Initial plc	34,393,722	177,119
	Next plc	1,654,386	176,616
	Smith & Nephew plc	11,901,720	166,446
	Halma plc	5,183,976	143,488
	WPP plc	14,217,631	137,491
	Associated British Foods plc	4,608,722	136,507
	Melrose Industries plc	18,266,708	136,151
	Admiral Group plc	4,174,577	132,740
	Smurfit Kappa Group plc	3,555,067	132,363
	Centrica plc	74,922,743	131,119
	Spirax-Sarco Engineering plc	1,004,094	126,376
	United Utilities Group plc	9,324,046	125,583
	Intertek Group plc	2,203,996	125,100
	BT Group plc	85,826,459	121,593
	Whitbread plc	2,655,477	120,367
	Severn Trent plc	3,646,963	119,879

		Shares	Market Value ($000)
	Pearson plc	9,760,355	119,738
	Croda International plc	1,901,158	115,071
[2]	Auto Trader Group plc	12,251,454	112,712
	Mondi plc	6,034,185	108,130
	Entain plc	8,656,896	105,444
*	Wise plc Class A	10,240,917	104,456
	Antofagasta plc	4,723,814	102,957
	Smiths Group plc	4,834,729	99,081
	DCC plc	1,352,077	98,295
	Barratt Developments plc	13,405,350	91,362
	Taylor Wimpey plc	47,965,134	89,551
	Berkeley Group Holdings plc	1,420,555	86,021
	Intermediate Capital Group plc	3,802,576	85,729
	Land Securities Group plc	10,067,691	84,878
	M&G plc	29,759,693	84,142
	Marks & Spencer Group plc	26,901,281	84,048
[1]	B&M European Value Retail SA	12,757,664	83,610
	Weir Group plc	3,543,152	81,443
	J Sainsbury plc	23,710,820	80,953
	Burberry Group plc	4,886,664	80,493
	Persimmon plc	4,327,989	79,713
	Coca-Cola HBC AG	2,689,907	79,075
	Rightmove plc	11,142,486	78,857
	IMI plc	3,501,392	74,263
	Diploma plc	1,783,927	73,537
	Howden Joinery Group plc	7,191,153	72,824
	Kingfisher plc	26,065,196	72,470
[2]	ConvaTec Group plc	22,181,754	67,507
	Spectris plc	1,417,180	65,975
	Phoenix Group Holdings plc	10,039,918	64,101
	RS Group plc	6,432,304	63,737
	DS Smith plc	17,509,839	62,433
	Beazley plc	9,029,735	62,157
	British Land Co. plc	12,691,791	61,006
	St. James's Place plc	7,364,171	60,624
	Hiscox Ltd.	4,586,357	60,194
	UNITE Group plc	4,707,765	60,146
	Vistry Group plc	4,712,174	59,606
	Schroders plc	11,488,834	58,778
	Bellway plc	1,654,421	57,644
*	Ocado Group plc	8,256,313	56,555
	Games Workshop Group plc	451,199	56,517
	abrdn plc	26,207,035	55,754
	Investec plc	8,492,696	55,292
	Tritax Big Box REIT plc	25,875,298	54,172
	Hikma Pharmaceuticals plc	2,211,047	53,943
	Johnson Matthey plc	2,459,660	50,561
	Hargreaves Lansdown plc	5,163,535	49,825
	JD Sports Fashion plc	33,641,226	49,712
	Man Group plc	15,982,578	47,784
	Rotork plc	11,815,675	46,579
	Greggs plc	1,369,994	46,149
	IG Group Holdings plc	5,123,110	46,037
	Endeavour Mining plc	2,494,695	44,316
	Inchcape plc	5,101,237	43,925
	Tate & Lyle plc	5,506,912	43,454
*,1	TUI AG	6,105,014	42,061
	Derwent London plc	1,536,699	41,417

		Shares	Market Value ($000)
	Britvic plc	3,637,821	40,548
	ITV plc	51,689,284	39,153
*	Direct Line Insurance Group plc	17,941,627	38,287
	Cranswick plc	733,545	37,389
	Big Yellow Group plc	2,550,598	36,882
*	easyJet plc	5,136,802	35,963
	LondonMetric Property plc	14,468,720	35,353
	Computacenter plc	967,472	35,345
	Grafton Group plc	2,814,386	34,587
	Drax Group plc	5,308,302	34,190
	Serco Group plc	14,955,995	32,636
	Grainger plc	9,819,328	32,609
	Balfour Beatty plc	7,728,871	32,501
*	International Distributions Services plc	9,217,488	32,228
	QinetiQ Group plc	7,084,550	31,995
	Pennon Group plc	3,586,023	31,929
	Virgin Money UK plc	16,104,203	31,807
	Harbour Energy plc	9,035,410	31,756
	OSB Group plc	5,558,995	31,632
	Shaftesbury Capital plc	18,691,866	31,488
	Softcat plc	1,709,123	31,197
*	SSP Group plc	10,847,883	30,873
	Safestore Holdings plc	2,886,424	30,060
*,2	Network International Holdings plc	6,129,026	30,057
*	Carnival plc	1,994,446	29,965
*	Indivior plc	1,700,853	29,813
	Travis Perkins plc	2,938,270	29,308
*	International Consolidated Airlines Group SA	15,127,056	28,238
	Redrow plc	3,632,460	27,594
	LXI REIT plc	20,626,868	27,510
	Hays plc	21,839,953	27,177
	Paragon Banking Group plc	2,990,013	26,631
	WH Smith plc	1,720,749	26,295
*,2	Trainline plc	6,213,557	25,997
	4imprint Group plc	378,304	25,942
	Genus plc	888,887	25,818
	TP ICAP Group plc	10,812,649	25,618
	Lancashire Holdings Ltd.	3,323,572	25,537
	Hill & Smith plc	1,070,046	25,329
[2]	Quilter plc	18,733,448	24,878
	Pagegroup plc	4,244,837	24,658
	TBC Bank Group plc	668,237	24,648
	Plus500 Ltd.	1,082,093	24,474
*	Darktrace plc	5,506,364	23,876
*,2	Deliveroo plc Class A	15,933,061	23,658
	Mitie Group plc	18,130,943	23,625
	Domino's Pizza Group plc	5,330,772	23,542
	Pets at Home Group plc	6,606,805	23,399
	Savills plc	1,810,274	23,124
	Bank of Georgia Group plc	479,611	23,008
	Assura plc	40,824,572	22,971
*	Playtech plc	4,091,904	22,962
	Moneysupermarket.com Group plc	7,113,131	22,951
	Primary Health Properties plc	18,694,115	22,938
*	Ascential plc	5,918,065	22,795
	Bytes Technology Group plc	2,745,030	22,788
*	IWG plc	9,597,828	22,745
	Energean plc	1,862,702	22,381

		Shares	Market Value ($000)
	Dunelm Group plc	1,546,454	21,302
	Bodycote plc	2,619,524	21,122
[2]	Airtel Africa plc	14,843,674	21,081
	Dowlais Group plc	18,247,696	20,845
	Renishaw plc	466,085	20,613
	Oxford Instruments plc	728,526	20,366
	Victrex plc	1,182,240	20,356
[2]	JTC plc	2,010,287	20,207
	Firstgroup plc	9,316,147	19,614
	Babcock International Group plc	3,430,754	19,608
	Centamin plc	15,860,116	19,321
	Coats Group plc	21,165,036	19,231
	Sirius Real Estate Ltd.	16,059,525	18,444
	Hammerson plc	53,547,014	18,273
	Kainos Group plc	1,247,150	18,101
*	John Wood Group plc	9,123,323	18,087
	Chemring Group plc	4,018,031	17,855
*	Frasers Group plc	1,723,692	17,636
	Rathbones Group plc	837,490	17,519
	Telecom Plus plc	939,706	17,268
	Morgan Sindall Group plc	594,643	17,006
	Supermarket Income REIT plc	16,578,202	16,979
	Genuit Group plc	3,139,029	16,787
*	Oxford Nanopore Technologies plc	8,251,851	16,747
	Fresnillo plc	2,501,339	16,731
	Vesuvius plc	2,765,955	16,654
	Premier Foods plc	9,120,630	16,355
	Ashmore Group plc	6,054,785	16,207
	AJ Bell plc	3,985,536	15,937
	Great Portland Estates plc	2,861,427	15,056
	Clarkson plc	331,995	14,947
	Just Group plc	13,762,827	14,830
	Future plc	1,653,506	14,817
*,2	Watches of Switzerland Group plc	3,137,794	14,777
	Close Brothers Group plc	2,078,225	14,285
	IntegraFin Holdings plc	3,807,233	14,198
*	Elementis plc	7,793,395	13,967
	Redde Northgate plc	3,013,275	13,530
	Volution Group plc	2,471,356	13,530
*	J D Wetherspoon plc	1,229,094	13,062
	Morgan Advanced Materials plc	3,811,945	13,055
	RHI Magnesita NV	291,275	12,370
	Workspace Group plc	1,870,992	12,307
	Spirent Communications plc	7,987,151	11,915
	Marshalls plc	3,206,099	11,377
	Senior plc	5,670,449	11,353
[2]	Bridgepoint Group plc	3,329,548	11,339
	Keller Group plc	1,000,241	11,080
*	Mitchells & Butlers plc	3,339,317	10,964
*,1	THG plc Class B	13,133,255	10,951
	Ninety One plc	4,864,573	10,833
	Hilton Food Group plc	1,086,855	10,784
[2]	Spire Healthcare Group plc	3,576,836	10,720
*	Helios Towers plc	10,279,512	10,275
[2]	Ibstock plc	5,234,528	10,131
*,2	Trustpilot Group plc	4,447,254	10,109
[1]	C&C Group plc	5,198,807	10,091
*,1,2	Aston Martin Lagonda Global Holdings plc	3,944,173	9,513

		Shares	Market Value ($000)
	Essentra plc	4,088,130	8,956
	IP Group plc	13,554,061	8,956
	Dr. Martens plc	7,902,614	8,898
*	Greencore Group plc	6,816,735	8,797
	AG Barr plc	1,216,199	8,738
	Crest Nicholson Holdings plc	3,255,100	8,600
[2]	Petershill Partners plc	3,818,146	8,507
*	PureTech Health plc	3,366,665	8,443
*	Auction Technology Group plc	1,182,031	8,161
	Mobico Group plc	7,456,505	8,069
*	Currys plc	12,744,176	7,968
	UK Commercial Property REIT Ltd.	9,733,776	7,885
*	Moonpig Group plc	3,647,440	7,718
[2]	TI Fluid Systems plc	4,164,211	7,552
	Diversified Energy Co. plc	636,957	7,346
	FDM Group Holdings plc	1,186,999	6,969
	Wickes Group plc	3,467,431	6,880
	Liontrust Asset Management plc	866,233	6,837
	Balanced Commercial Property Trust Ltd.	7,073,532	6,784
	NCC Group plc	4,153,633	6,367
	Halfords Group plc	2,803,309	6,340
	Picton Property Income Ltd.	7,267,197	6,165
*,1	Alphawave IP Group plc	3,736,978	6,133
*	Molten Ventures plc	2,000,722	6,058
*,1	Tullow Oil plc	15,053,645	5,900
	Jupiter Fund Management plc	5,792,162	5,798
*	Hochschild Mining plc	4,252,593	5,591
	PZ Cussons plc	3,249,218	5,485
*	AO World plc	4,722,407	5,427
*	Capita plc	22,055,951	5,304
	Vanquis Banking Group plc	3,475,493	5,200
*,3	Home REIT plc	10,689,921	5,155
	Breedon Group plc	1,027,602	4,707
*	888 Holdings plc	4,680,602	4,557
	Ferrexpo plc	3,957,116	4,360
*,1	ASOS plc	920,669	4,300
*,1	Synthomer plc	1,995,378	3,984
*	SIG plc	9,063,013	3,760
*	S4 Capital plc	6,553,859	3,654
	Helical plc	1,375,582	3,561
	CLS Holdings plc	2,557,140	3,180
[2]	CMC Markets plc	1,666,460	2,867
*	Oxford Biomedica plc	1,042,223	2,399
	Ithaca Energy plc	1,350,306	2,332
[2]	Bakkavor Group plc	1,871,971	2,256
*	Rank Group plc	2,499,075	2,221
	XP Power Ltd.	97,335	1,726
	Capricorn Energy plc	726,384	1,333
*,1	Petrofac Ltd.	2,661,199	1,030
*,1,3	NMC Health plc	1,316,787	—
*,3	Evraz plc	7,417,198	—
*,2,3	Finablr plc	3,002,811	—
			37,612,537
Total Common Stocks (Cost $337,519,501)			390,921,235
Preferred Stocks (0.8%)
	Petroleo Brasileiro SA Preference Shares	75,257,000	614,433
	Samsung Electronics Co. Ltd. Preference Shares	11,257,210	492,569

		Shares	Market Value ($000)
	Itau Unibanco Holding SA Preference Shares	65,343,689	432,336
	Volkswagen AG Preference Shares	2,739,708	352,368
	Banco Bradesco SA Preference Shares	70,587,370	218,698
	Henkel AG & Co. KGaA Preference Shares	2,213,327	169,670
	Itausa SA Preference Shares	68,914,827	139,098
	Sartorius AG Preference Shares	337,780	123,223
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,866,205	80,135
	Bayerische Motoren Werke AG Preference Shares	777,625	75,982
	Gerdau SA Preference Shares	14,040,979	59,628
	Hyundai Motor Co. Preference Shares (XKRX)	538,588	47,591
	FUCHS SE Preference Shares	1,005,521	44,076
	Companhia Paranaense de Energia Preference Shares Class B	16,670,410	34,085
	Cia Energetica de Minas Gerais Preference Shares	14,184,375	32,982
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,296,028	30,496
*	Grifols SA Preference Shares Class B	3,445,838	27,672
	Bancolombia SA Preference Shares	3,359,283	26,467
	LG Chem Ltd. Preference Shares	107,410	21,776
	Hyundai Motor Co. Preference Shares	239,995	21,221
	Metalurgica Gerdau SA Preference Shares	9,131,418	18,265
	Bradespar SA Preference Shares	3,744,713	17,226
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,580,195	14,061
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,562,242	13,245
	Marcopolo SA Preference Shares	7,941,628	12,824
	Embotelladora Andina SA Preference Shares Class B	4,971,731	12,668
	Raizen SA Preference Shares	16,076,954	12,428
	Sixt SE Preference Shares	166,492	11,402
*	Azul SA Preference Shares	3,779,555	10,222
	Unipar Carbocloro SA Preference Shares Class B	659,802	9,361
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	8,215
*	Gol Linhas Aereas Inteligentes SA Preference Shares	14,377,055	8,212
	Banco Pan SA Preference Shares	5,074,700	8,051
*	Braskem SA Preference Shares Class A	2,134,883	7,674
	Draegerwerk AG & Co. KGaA Preference Shares	122,874	6,316
	Grupo Aval Acciones y Valores SA Preference Shares	44,446,334	5,878
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	5,826
*	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,862	5,570
	LG Electronics Inc. Preference Shares	175,594	5,506
*	Alpargatas SA Preference Shares	3,065,150	5,308
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	4,421
*	Daishin Securities Co. Ltd. Preference Shares	377,841	3,987
	LG H&H Co. Ltd. Preference Shares	29,347	3,005
	Corem Property Group AB Preference Shares	140,915	2,818
	Taurus Armas SA Preference Shares	960,200	2,775
	Samsung SDI Co. Ltd. Preference Shares	15,479	2,412
*	Amorepacific Corp. Preference Shares	60,533	1,490
	CJ CheilJedang Corp. Preference Shares	10,855	1,053
*	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	571
	Iguatemi SA Preference Shares	126,666	272
*	Mirae Asset Securities Co. Ltd. Preference Shares	91,826	256
*	Hanwha Corp. Preference Shares	18,399	193
*,3	Mechel PJSC Preference Shares	1,017,064	—
*,3	Rosseti Lenenergo PJSC Preference Shares	912,167	—
*,3	Transneft PJSC Preference Shares	20,177	—
*,3	Tatneft PJSC Preference Shares	1,942,172	—
*,3	Surgutneftegas PJSC Preference Shares	101,260,284	—
Total Preferred Stocks (Cost $3,029,495)			3,266,017

			Shares	Market Value ($000)
Rights (0.0%)
*		ACS Actividades de Construccion y Servicios SA Exp. 2/5/24	3,211,306	1,471
*		LG Display Co. Ltd. Exp. 3/7/24	959,487	1,136
*		Taihan Electric Wire Co. Ltd. Exp. 3/29/24	242,954	286
*		Samsung Pharmaceutical Co. Ltd. Exp. 2/14/24	306,360	84
*		Localiza Rent a Car SA Exp. 2/5/24	41,145	75
*,3		Lojas Quero-Quero SA Exp. 2/1/24	86,139	18
*		Empreendimentos Pague Menos SA Exp. 2/28/24	229,229	11
*		FII BTLG Exp. 2/15/24	33,888	5
*,3		L&K Engineering Co. Ltd. Exp. 6/3/24	54,763	—
*,3		Radium Life Tech Co. Ltd. Exp. 2/26/24	520,621	—
*,3		Bank of Kaohsiung Co. Ltd. Exp. 2/23/24	2,093,745	—
Total Rights (Cost $1,592)				3,086
Warrants (0.0%)
*		Sunway Bhd. Exp. 10/3/24	2,251,901	628
*,1,3		Webuild SpA Exp. 8/2/30	374,482	349
*		Malaysian Resources Corp. Bhd. Exp. 10/29/27	2,634,201	81
*		VGI PCL Exp. 5/23/27	16,082,270	36
*		Velesto Energy Bhd. Exp. 10/18/24	12,999,819	28
*,1		Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	252,338	13
*,3		Serba Dinamik Holdings Bhd. Exp. 12/5/24	5,144,856	—
*		Samart Corp. PCL Exp. 5/17/24	1	—
*,1		PointsBet Holdings Ltd. Exp. 7/8/24	145,829	—
*,3		Constellation Software Inc. Exp. 3/31/40	256,880	—
Total Warrants (Cost $—)				1,135
		Coupon
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[6,7]	Vanguard Market Liquidity Fund (Cost $7,666,147)	5.410%	76,687,762	7,668,009
Total Investments (100.9%) (Cost $348,216,735)				401,859,482
Other Assets and Liabilities—Net (-0.9%)				(3,708,185)
Net Assets (100%)				398,151,297
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,678,199,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $9,082,389,000, representing 2.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,139,485,000 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	300	73,058	(695)
Euro Stoxx 50 Index	March 2024	18,700	942,754	18,157
FTSE 100 Index	March 2024	5,655	546,739	4,453
MSCI Emerging Market Index	March 2024	15,206	745,702	(5,920)
S&P ASX 200 Index	March 2024	2,543	318,777	7,200
S&P TSX 60 Index	March 2024	1,690	319,484	9,012
Topix Index	March 2024	3,877	672,640	51,185
				83,392

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/20/24	AUD	316,645	USD	208,555	—	(500)
State Street Bank & Trust Co.	3/20/24	CAD	216,617	USD	159,503	1,713	—
UBS AG	3/20/24	CAD	216,617	USD	159,422	1,795	—
State Street Bank & Trust Co.	3/20/24	EUR	195,999	USD	212,729	—	(487)
Royal Bank of Canada	3/20/24	EUR	126,749	USD	137,114	139	—
State Street Bank & Trust Co.	3/20/24	EUR	126,749	USD	137,096	156	—
BNP Paribas	3/20/24	EUR	124,264	USD	134,691	—	(130)
HSBC Bank plc	3/20/24	EUR	124,264	USD	134,530	31	—
Barclays Bank plc	3/20/24	EUR	69,036	USD	74,971	—	(214)
Morgan Stanley Capital Services LLC	3/20/24	GBP	283,648	USD	355,516	4,085	—
Royal Bank of Canada	3/20/24	GBP	110,308	USD	138,547	1,299	—
UBS AG	3/20/24	INR	38,404,231	USD	459,040	2,606	—
State Street Bank & Trust Co.	3/20/24	INR	19,539,185	USD	233,638	1,237	—
BNP Paribas	3/20/24	INR	12,613,772	USD	151,207	418	—
Morgan Stanley Capital Services LLC	3/20/24	INR	8,667,972	USD	104,126	69	—
Deutsche Bank AG	3/20/24	INR	8,127,925	USD	97,192	511	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/21/24	JPY	44,591,768	USD	311,377	—	(6,082)
Standard Chartered Bank	3/21/24	JPY	44,591,768	USD	310,584	—	(5,289)
Toronto-Dominion Bank	3/20/24	USD	9,635	AUD	14,073	388	—
Bank of America, N.A.	3/20/24	USD	118,774	BRL	595,458	—	(884)
Toronto-Dominion Bank	3/20/24	USD	11,566	CAD	15,282	192	—
Toronto-Dominion Bank	3/20/24	USD	365,432	CHF	316,744	—	(3,500)
State Street Bank & Trust Co.	3/20/24	USD	30,089	EUR	27,104	739	—
Toronto-Dominion Bank	3/20/24	USD	90,977	GBP	71,451	393	—
Barclays Bank plc	3/20/24	USD	91,226	HKD	711,384	115	—
State Street Bank & Trust Co.	3/21/24	USD	91,577	JPY	13,048,561	2,241	—
Toronto-Dominion Bank	3/21/24	USD	21,430	JPY	2,993,390	936	—
BNP Paribas	3/20/24	USD	36,114	KRW	47,232,398	632	—
UBS AG	3/20/24	USD	52,793	SEK	549,934	—	(152)
State Street Bank & Trust Co.	3/20/24	USD	5,488	TWD	170,729	2	—
						19,697	(17,238)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Akbank TAS	8/30/24	BANA	24,113	(2.326)	1,252	—
Beijing Kingsoft Office Software Inc. Class A	7/31/24	GSI	8,939	(2.824)	—	—
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/25	CITNA	6,113	(0.427)	—	—
FTSE China A Stock Connect CNY All Cap Index	6/13/24	GSI	182,197	(2.778)	—	(8,169)
FTSE China A Stock Connect CNY All Cap Index	6/13/24	GSI	91,139	(2.778)	—	(4,086)
Hanwha Ocean Co. Ltd.	7/31/24	GSI	6,579	(3.823)	—	—
JA Solar Technology Co. Ltd. Class A	7/31/24	GSI	4,974	(1.324)	—	—
Luxshare Precision Industry Co. Ltd. Class A	1/24/25	CITNA	12,436	(2.327)	—	—
Nan Ya Printed Circuit Board Corp.	8/30/24	BANA	8,195	(2.326)	—	(958)
Turk Hava Yollari AO	8/30/24	BANA	25,543	(2.826)	4,062	—
Zhejiang Huayou Cobalt Co. Ltd. Class A	7/31/24	GSI	3,466	(1.292)	—	—
					5,314	(13,213)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $16,145,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	38,789,916	351,996,155	135,164	390,921,235
Preferred Stocks	1,752,487	1,513,530	—	3,266,017
Rights	91	2,977	18	3,086
Warrants	—	786	349	1,135
Temporary Cash Investments	7,668,009	—	—	7,668,009
Total	48,210,503	353,513,448	135,531	401,859,482

Derivative Financial Instruments
Assets
Futures Contracts[1]	90,007	—	—	90,007
Forward Currency Contracts	—	19,697	—	19,697
Swap Contracts	—	5,314	—	5,314
Total	90,007	25,011	—	115,018
Liabilities
Futures Contracts[1]	6,615	—	—	6,615
Forward Currency Contracts	—	17,238	—	17,238
Swap Contracts	—	13,213	—	13,213
Total	6,615	30,451	—	37,066
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2024 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	597,074	—	121,721	(11,710)	41,263	11,016	—	504,906
Vanguard Market Liquidity Fund	7,823,775	NA1	NA1	(336)	(26)	43,411	24	7,668,009
Total	8,420,849	—	121,721	(12,046)	41,237	54,427	24	8,172,915
1	Not applicable—purchases and sales are for temporary cash investment purposes.